UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-04416

                             PNC Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                     Baltimore, MD   21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

                         Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-622-3863

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

PNC Funds

November 30, 2015
(Unaudited)

Semi-Annual Report
Money Market Funds

PNC Government Money Market Fund

PNC Money Market Fund

PNC Tax Exempt Money Market Fund

PNC Treasury Money Market Fund

PNC FUNDS

PNC MONEY MARKET FUNDS

SEMI-ANNUAL REPORT

MONEY MARKET FUNDS

Government Money Market Fund

Money Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

OTHER PNC FUNDS

TARGET DATE FUNDS

Retirement Income Fund

Target 2020 Fund

Target 2030 Fund

Target 2040 Fund

Target 2050 Fund

EQUITY FUNDS

Balanced Allocation Fund

International Equity Fund

Large Cap Core Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Fund

Mid Cap Index Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500 Index Fund

Small Cap Fund

Small Cap Index Fund

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

High Yield Bond Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond Fund

Maryland Tax Exempt Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Tax Exempt Limited Maturity Bond Fund

T A B L E  O F  C O N T E N T S

Letter to Shareholders	1

Abbreviations and Definitions for Schedules of Investments and Financial Statements	5

Summary of Portfolio Holdings/Yields	6

Expense Tables	8

	Financial Highlights	Schedule of Investments

Government Money Market Fund	9	13
Money Market Fund	10	16
Tax Exempt Money Market Fund	11	20
Treasury Money Market Fund	12	24
Statements of Assets and Liabilities		26

Statements of Operations		30

Statements of Changes in Net Assets		32

Notes to Financial Statements		34

Trustees’ Review and Approval of Advisory Agreements		43

Proxy Voting and Quarterly Schedules of Investments		45

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC Money Market Funds (individually, a “Fund”, collectively, the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at pncfunds.com. Please read it carefully before investing.

NOT FDIC INSURED ● NO BANK GUARANTEE ● MAY LOSE VALUE

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Funds and receives fees for its services. PNC Funds are distributed by PNC Funds Distributor, LLC (the “Underwriter”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Underwriter is not affiliated with PCA and is not a bank.

©2016 The PNC Financial Services Group, Inc. All rights reserved.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

P N C  M o n e y  M a r k e t  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

Dear Shareholders:

We are pleased to present this semi-annual report for PNC Money Market Funds for the six months ended November 30, 2015 (the “semi-annual period”).

Please note that on June 4, 2015, the Funds’ Board of Trustees approved an agreement and plan of reorganization pursuant to which PNC Advantage Institutional Government Money Market Fund, a money market fund organized under a separate trust and managed by PNC Capital Advisors, LLC, would be reorganized with and into PNC Government Money Market Fund. The closing date of the reorganization was September 14, 2015.

We continue to believe that by offering the opportunity to diversify your investments among an array of money market, taxable and tax-exempt fixed income, equity and retirement-oriented mutual funds, the Adviser may help you and/or your adviser fulfill your individual asset allocation objectives.

Before reviewing the financial statements and schedules of investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the economy and the money markets during the semi-annual period.

Economic Review

Volatility heightened in the capital markets during the semi-annual period, as global economic growth continued to struggle. Early in the fourth quarter of 2015, the International Monetary Fund revised its projections for 2015 world output lower to 3.1% due to slower U.S. growth during the first half of the year and continued weakness in the emerging markets. The weakness in the emerging markets was primarily impacted by the slowdown in China, the world’s second-largest economy. However, emerging market performance was also affected by stress from decelerating domestic economic growth, current account deficits, softness in local currencies relative to advanced economies, and inflation.

China is not in a recession in the traditional definition. However, the deceleration of the country’s annual economic growth rate has been significant, falling from around 12% in 2010 to approximately 7% during the semi-annual period. This deceleration pushed some countries dependent on Chinese investment into recession, particularly countries with commodity-exporting economies. Indeed, even among advanced economies, there are few that have not been impacted by the slowdown in China. Canada, Australia, South Korea, New Zealand and even Germany are countries that export a large share of commodities and also have high commodity export exposure to China. Relative to the U.S. dollar, the currencies in those respective countries depreciated substantially as did real Gross Domestic Product (“GDP”) growth, with the exception of Germany, albeit still under increasing pressure from the slowdown in the emerging markets.

The Japanese economy also struggled to produce meaningful growth, with its annual growth rate of real GDP below 1%, primarily due to its trade relations with and proximity to China, despite its government pursuing structural reforms, fiscal stimulus and massive amounts of monetary stimulus. At the end of the semi-annual period, the yen was the most undervalued of the major global currencies, making Japanese corporations more competitive.

“Volatility heightened in the capital markets during the semi-annual period…” Commentary provided by PNC Capital Advisors, LLC as of December 16, 2015

P N C  M o n e y  M a r k e t  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

“Yields…remained extremely low throughout the semi-annual period.” Commentary provided by PNC Capital Advisors, LLC as of December 16, 2015

However, relative economic strength diverged and GDP growth in the advanced economies remained uneven due in part to continued global deleveraging and austerity. Economic progress in the Eurozone, while modest, strengthened. In an effort to spur further growth and in light of the increased market volatility and rising risks to the euro-area economy, the European Central Bank’s asset purchasing program is set to continue at least through September 2016.

The U.S. was not immune to the global economic slowdown or to lower commodity prices but was one of the strongest of the developed economies. The U.S. economy strengthened from increased consumer spending and the improving housing market. Also, the unemployment rate declined to 5.0%, nearing the Fed’s long-run unemployment rate projection. Conversely, exports and business activity were weak, the former related to lower global demand and strength in the U.S. dollar and the latter impacted by developments in the energy sector. However, the Fed opted to delay the timing of interest rate normalization, or the start of its rate hikes, at its September 2015 meeting, citing concerns about downward pressure on inflation rates and then-recent global economic and financial market developments. The probability of rate hikes later in 2015 diminished following the September Fed discussion, but the October 2015 Fed statement contained hawkish language that reversed the dovish expectation for delayed rate hikes and the market “priced in” a December rate hike. On December 16, 2015, after the close of the semi-annual period, the Fed approved a quarter-point increase in its target funds rate. While the U.S. has begun monetary policy tightening, the Fed emphasized that the pacing of future rate hikes will be gradual and dependent on economic improvements.

Money Markets

Yields in the taxable and tax-exempt money markets remained extremely low throughout the semi-annual period as anticipation of when the Fed would initiate its first increase in the federal funds rate since 2006 lingered. June 2015 closed with no increase in rates and dovish comments from Fed Chair Yellen, resulting in a diminished probability of an increase by year-end. July 2015, however, brought a change in the outlook. Yellen’s more hawkish comments during a speech in Cleveland early in the month led the markets to believe an increase at the September 2015 meeting was once again a possibility. She reiterated those sentiments during her semi-annual Humphrey-Hawkins testimony mid-month, stating that if the economy evolved as expected, it would be appropriate at some point later in 2015 to raise the federal funds target rate. At the end of July 2015, there was a greater than 75% probability of a 0.25% increase in the federal funds rate by the December Fed meeting.

Global turmoil in August 2015, initiated by a surprise devaluation of China’s currency, began to once again erode the probability of lift-off in September 2015. Fears of economic weakness in China bled into domestic stock markets, resulting in a dramatic sell-off toward the end of August 2015. With falling oil prices added to the mix, conditions no longer looked ideal for the first federal funds rate increase by the end of the calendar year. The Fed affirmed its view that the then-current target range of 0% to 0.25% remained appropriate at its September 2015 meeting, putting to rest questions of a September move. While the Fed felt that economic activity was expanding at a moderate pace and continued to see improvement in various sectors, the then-recent global developments could constrain economic activity and put further downward pressure on inflation. In October and November 2015, the focus of the money markets remained on whether lift-off would indeed take place in December 2015 or be pushed into the new year.

P N C  M o n e y  M a r k e t  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

At the December meeting, it was decided that the economy was no longer in need of existing accommodative measures and the tightening cycle was started with a 0.25% raise in the federal funds target rate. Yellen and other Fed governors continue to caution that it is not the lift-off, as the initial interest rate hike was termed, that is most important, but the pace of increases which will be gradual and dependent on improvements in the labor market and inflation expectations.

Meanwhile, activity in the money markets picked up during the semi-annual period. While there was still a mismatch between supply and demand, investors were reenergized with the prospects of a rise in short-term interest rates. The LIBOR curve steepened by approximately 0.08% during the third quarter of 2015, and yields on commercial paper and agency paper increased in tandem. As issuers attempted to entice investors with higher yields further out the curve, overall investments were driven shorter by Fed expectations. Supply in agency paper remained tight. The Federal Home Loan Bank continued to issue; however, Freddie Mac and Fannie Mae paper was scarce, especially those with less than three month maturities. Fannie Mae and Freddie Mac discount notes outstanding declined. The U.S. Treasury bill market was also under pressure late in the third quarter, as yields on short-term U.S. Treasury bills dipped into negative territory once again.

On the money market reform front, the Securities and Exchange Commission adopted amendments to Rule 2a-7 on September 16, 2015 which remove the reference to, or requirement of, reliance on credit ratings in determining the credit-worthiness of an “eligible security” and codify certain general factors to be considered in assessing credit risk. Money market funds are required to comply with these amendments by October 14, 2016.

Our View Ahead

We expect that many of the themes from 2015 will continue into 2016. We believe that diverging monetary policies, U.S. dollar strength, and pressures from the collapse in commodity prices will all contribute to greater volatility in the capital markets. We expect that global economic activity will remain sluggish as emerging markets struggle to stabilize amidst commodity supply/demand imbalances and retrenchment in global manufacturing, while U.S. dollar strength continues to drive capital outflows from emerging market countries.

Domestically, we expect the U.S. to grow at a modest rate with a real growth rate between 2.0% to 2.5%. The U.S. consumer should remain relatively healthy as long as there remains a balance between continued improvement in the under-employment rate, as labor force participation begins to rebound. Further accelerations in wage growth would also contribute to a stronger consumer picture. Finally, modest growth in the housing market and stability in the financial markets should help to keep household net worth and consumer confidence elevated, amidst lower energy prices.

We believe the recently passed 2016 Budget deal which expanded the debt ceiling through 2016 may allow for greater fiscal policy accommodation. Congress passed a $1.8 trillion spending and tax cut package effectively avoiding another government shutdown. After several years of fiscal retrenchment, the government sector of the U.S. economy may be additive to GDP growth.

A stabilization in commodity prices could contribute to improved capital spending conditions both in the U.S. and abroad. First, any increase in commodity prices, particularly crude oil, could help drive up consumer inflation to-or-above the Federal Open Market Committee’s long-run projection of 2.0%. While the impact may be perceived as transitory, it could firm expectations for more activity in future monetary policy tightening and bring interest rates to more normal levels. Second, stable commodity prices may help many emerging market economies strengthen and moderate U.S. dollar strength against local currencies. This would also reduce headwinds for U.S. trade and investment returns in overseas capital markets.

The Fed’s projections for the federal funds target rate at the end of 2016 implies four more rate hikes during the year. Market expectations are still well below the Fed’s projections and imply one or two increases during the year. We believe that the sluggish growth environment favors a slower pace of rate increases as compared to the Fed’s projections.

P N C  M o n e y  M a r k e t  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

“…the sluggish growth environment favors a slower pace of rate increases…” Commentary provided by PNC Capital Advisors, LLC as of December 16, 2015

We believe the U.S. Treasury Yield curve is likely to flatten as short-term and intermediate rates rise, while longer-term Treasuries remain somewhat anchored by longer-term inflation expectations. Quantitative easing in international markets and demand from U.S. corporate pension plans are likely to keep longer-term rates anchored where they are.

Meanwhile, the money market industry continues preparations to comply with the revisions to Rule 2a-7, with final reform requirements effective on October 14, 2016. Fund families are responding to regulatory reforms with changes to their product line-up, which will impact their ultimate post reform money market fund offerings, in the form of fund consolidations repositionings, liquidations and launches.

We believe relative safety, diversification and liquidity will likely remain important and ongoing considerations for investors in the money markets. We therefore continue to believe that money market funds will continue to play a key role in investors’ portfolios.

We thank you for being a part of the PNC Money Market Funds and for maintaining a long-term perspective as a basic tenet of your investment approach. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Mark McGlone President and Chief Investment Officer PNC Capital Advisors, LLC	Jennifer E. Spratley President PNC Funds

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Funds’ trading intent.

P N C  M o n e y  M a r k e t  F u n d s

A B B R E V I A T I O N S  A N D  D E F  I N I T I O N S  F O R  S C H E D U L E S  O F  I N V E S T M E N T S

A N D  F I N A N C I A L  S T A T E M E  N T S

Schedules of Investments:

BAN — Bond Anticipation Note

Cl — Class

DN — Discount Note. The rate shown is the effective yield at purchase date.

FRN — Floating Rate Note. The rate shown is the rate in effect on November 30, 2015, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

LOC — Letter of Credit

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

RN — Revenue Note

SBPA — Standby Bond Purchase Agreement

TRAN — Tax Revenue Anticipation Note

VRDN — Variable Rate Demand Note. The rate shown is the rate in effect on November 30, 2015, and the date shown is      the next reset or put date.

Financial Statements:

— Amounts designated as “ — ” are either zero or rounded to zero.

See Notes to Financial Statements.

5

P N C  M o n e y  M a r k e t  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S / Y I E L D S  ( U N A U D I T E D )

The tables below present portfolio holdings as of November 30, 2015 as a percentage of total investments for each of the PNC Money Market Funds.

Government Money Market Fund
Repurchase Agreements	27.6%
Federal Home Loan Bank	24.9
Federal Home Loan Mortgage Corpration	18.7
Federal National Mortgage Association	12.0
U.S. Treasury Obligations	12.0
Federal Farm Credit Bank	4.7
Money Market Fund	0.1
100.0%

Money Market Fund
Commercial Paper	41.1%
Repurchase Agreements	30.5
Asset-Backed Commercial Paper	12.4
Certificates of Deposit	4.5
Asset-Backed Securities	3.3
Education Revenue Bonds	2.3
Hospital/Nursing Home Revenue Bonds	1.8
U.S. Treasury Obligation	1.2
Corporate Bond	1.1
Funding Agreement	1.0
Refunding Bonds	0.5
General Obligations	0.3
100.0%

Tax Exempt Money Market Fund
Refunding Bonds	22.2%
Hospital/Nursing Home Revenue Bonds	19.5
General Obligations	12.7
Education Revenue Bonds	12.4
Other Revenue Bonds	9.7
Refunding Notes	8.3
Anticipation Note	4.6
Utility Revenue Bonds	4.0
Transportation Revenue Bonds	3.6
Water/Sewer Revenue Bonds	1.7
Public Facilities Revenue Bonds	0.7
Industrial/Development Revenue Bonds	0.6
100.0%

Treasury Money Market Fund
U.S. Treasury Bills	53.4%
U.S. Treasury Notes	45.1
Money Market Funds	1.5
100.0%

The yields in the table below represent the annualization of the Fund’s declared dividends over the seven-day period ended November 30, 2015. For the seven-day period ended November 30, 2015, the Current Yield and the Effective Yield for each Fund were the same.

Current Yield is a measure of a Fund’s yield earned if dividends are paid in cash and are not reinvested. Effective Yield is a measure of a Fund’s yield that assumes that all dividends were reinvested in additional Fund shares instead of being paid in cash.

7-Day Current and Effective Yields as of November 30, 2015
	Class I		Class A		Class C		Advisor Class
Fund	Net	Unsubsidized*	Net	Unsubsidized*	Net	Unsubsidized*	Net	Unsubsidized*
Government Money Market Fund	0.03%	(0.13)%	0.03%	(0.13)%	–	–	0.03%	(0.13)%
Money Market Fund	0.03%	(0.15)%	0.03%	(0.15)%	0.03%	(0.15)%	–	–
Tax Exempt Money Market Fund	0.02%	(0.26)%	0.02%	(0.26)%	–	–	0.02%	(0.26)%
Treasury Money Market Fund	0.01%	(0.27)%	0.01%	(0.27)%	–	–	–	–

* Unsubsidized Yield reflects the yield without fee waivers and expense reimbursements in effect.

Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate, so current performance may be higher or lower than shown here. Current performance data is available at pncfunds.com.

7

P N C  M o n e y  M a r k e t  F u n d s

E X P E N S E   T A B L E S   ( U N A U D I T E D )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges which may apply to redemptions of Class C Shares of the Money Market Fund and which are described in the Prospectus. If these transactional costs were included, your costs would be higher.

The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the six-month period (June 1, 2015 to November 30, 2015).

(1) Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

(2) Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of the Fund’s average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire six-month period (June 1, 2015 to November 30, 2015).

The Expense Table that appears for your Fund illustrates your Fund’s costs in two ways.

●

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

●

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	06/01/15	11/30/15	Ratio	Period(1)

Government Money Market Fund
Actual
Class I	$1,000.00	$1,000.15	0.08%	$0.39
Class A	1,000.00	1,000.15	0.08	0.39
Advisor Class*	1,000.00	1,000.06	0.08	0.41
Hypothetical(2)
Class I	1,000.00	1,024.61	0.08	0.39
Class A	1,000.00	1,024.61	0.08	0.39
Advisor Class*	1,000.00	1,024.59	0.08	0.42

Money Market Fund
Actual
Class I	$1,000.00	$1,000.15	0.14%	$0.70
Class A	1,000.00	1,000.15	0.14	0.69
Class C	1,000.00	1,000.13	0.14	0.72
Hypothetical(2)
Class I	1,000.00	1,024.30	0.14	0.71
Class A	1,000.00	1,024.31	0.14	0.70
Class C	1,000.00	1,024.29	0.14	0.72

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	06/01/15	11/30/15	Ratio	Period(1)

Tax Exempt Money Market Fund
Actual
Class I	$1,000.00	$1,000.12	0.04%	$0.18
Class A	1,000.00	1,000.12	0.04	0.18
Advisor Class	1,000.00	1,000.12	0.04	0.19
Hypothetical(2)
Class I	1,000.00	1,024.82	0.04	0.18
Class A	1,000.00	1,024.82	0.04	0.18
Advisor Class	1,000.00	1,024.82	0.04	0.19

Treasury Money Market Fund
Actual
Class I	$1,000.00	$1,000.06	0.05%	$0.23
Class A	1,000.00	1,000.06	0.04	0.21
Hypothetical(2)
Class I	1,000.00	1,024.78	0.05	0.23
Class A	1,000.00	1,024.79	0.04	0.21

*Actual expense calculations for Advisor Class of Government Money Market Fund are based on data since commencement of operation (September 14, 2015) and Hypothetical expense calculations for the share class assumes the share class has been in existence for 183 days, and are based on data since June 1, 2015.

8

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )

S e l e c t e d  P e r  S h a r e  D a  t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n  d e d  N o v e m b e r  3 0 ,  2 0 1 5 ,

a n d  f o r  t h e  Y e a r s  E n d  e d  M a y  3 1 ,

u n l e s s  o t h e r w i s e  i n d  i c a t e d

	Government Money Market Fund
	Class I										Class A
	2015*		2015		2014	2013		2012	2011		2015*		2015		2014		2013		2012	2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Net Investment Income†	–	**	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	– **	–	**
Realized and Unrealized Gain (Loss) on Investments	–	**	–	**	–	–	**	–	–	**	–	**	–	**	–		–	**	–	–	**
Total from Investment Operations	–	**	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	– **	–	**
Dividends from Net Investment Income	–	**	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	– **	–	**
Distributions from Net Realized Gains	–		–		–	–		–	–		–		–		–		–		–	–
Total Distributions	–	**	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	– **	–	**
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total Return	0.02%		0.03%		0.01%	0.01%		0.02%	0.05%		0.02%		0.03%		0.01%		0.01%		0.02%	0.05%

Ratios/Supplemental Data
Net Assets End of Period (000)	$999,089		$720,219		$738,100	$809,229		$960,513	$1,008,254		$341,425		$321,524		$133,915		$79,789		$109,523	$153,670
Ratio of Expenses to Average Net Assets	0.08%		0.07%		0.07%	0.15%		0.12%	0.16%		0.08%		0.06%		0.02	%(1)	0.15%		0.12%	0.16%
Ratio of Net Investment Income to Average Net Assets	0.03%		0.02%		0.01%	0.01%		0.01%	0.05%		0.03%		0.02%		0.06	%(1)	0.01%		0.01%	0.05%
Ratio of Expenses to Average Net Assets (Before Fees Waivers and Reimbursement, as applicable)	0.29%		0.35%		0.36%	0.36%		0.35%	0.35%		0.30%		0.35%		0.36%		0.36%		0.35%	0.35%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.18)%		(0.26)%		(0.28)%	(0.20)%		(0.22)%	(0.14)%		(0.19)%		(0.27)%		(0.28)%		(0.20)%		(0.22)%	(0.14)%

	Government Money Market Fund
	Advisor Class
	2015(2)
Net Asset Value, Beginning of Period	$ 1.00
Net Investment Income†	–**
Realized and Unrealized Gain (Loss) on Investments	–
Total from Investment Operations	–**
Dividends from Net Investment Income	–**
Distributions from Net Realized Gains	–
Total Distributions	–**

Net Asset Value, End of Period	$ 1.00
Total Return	0.01%
Ratios/Supplemental Data
Net Assets End of Period (000)	$18,903
Ratio of Expenses to Average Net Assets	0.08%
Ratio of Net Investment Income to Average Net Assets	0.03%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.24%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.13)%

* For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

** Amount represents less than $0.005 per share.

† Per share data calculated using average shares outstanding method.

(1) During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.05% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(2) Advisor Class Shares commenced operations on September 14, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

9

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )

S e l e c t e d  P e r  S h a r e  D a  t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n  d e d  N o v e m b e r  3 0 ,  2 0 1 5 ,

a n d  f o r  t h e  Y e a r s  E n d  e d  M a y  3 1 ,

u n l e s s  o t h e r w i s e  i n d  i c a t e d

	Money Market Fund
	Class I											Class A
	2015*	2015		2014		2013		2012		2011		2015*	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Net Investment Income†	– **	–	**	–	**	–	**	–	**	–	**	– **	–	**	–	**	–	**	–	**	–	**
Realized and Unrealized Gain (Loss) on Investments	–	–	**	–		–	**	–	**	–	**	–	–	**	–		–	**	–	**	–	**
Total from Investment Operations	– **	–	**	–	**	–	**	–	**	–	**	– **	–	**	–	**	–	**	–	**	–	**
Contribution of Capital by Affiliate	–	–		–	**(1)	–		–		–		–	–		–	**(1)	–		–		–
Dividends from Net Investment Income	– **	–	**	–	**	–	**	–	**	–	**	– **	–	**	–	**	–	**	–	**	–	**
Distributions from Net Realized Gains	–	–		–		–		–		–		–	–		–		–		–		–
Total Distributions	– **	–	**	–	**	–	**	–	**	–	**	– **	–	**	–	**	–	**	–	**	–	**

Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	0.02%	0.03%		0.04%		0.05%		0.05%		0.06%		0.02%	0.03%		0.04%		0.05%		0.05%		0.06%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,261,890	$1,203,413		$1,345,698		$1,355,988		$1,434,843		$1,481,871		$126,972	$190,220		$264,307		$256,602		$380,226		$457,216
Ratio of Expenses to Average Net Assets	0.14%	0.11%		0.11%		0.16%		0.14%		0.21%		0.14%	0.11%		0.11	%(2)	0.16%		0.14%		0.21%
Ratio of Net Investment Income to Average Net Assets	0.03%	0.03%		0.04%		0.05%		0.05%		0.05%		0.03%	0.03%		0.04	%(2)	0.05%		0.05%		0.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.35%	0.35%		0.36%		0.36%		0.35%		0.34%		0.35%	0.35%		0.36%		0.36%		0.35%		0.34%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.18)%	(0.21)%		(0.21)%		(0.15)%		(0.16)%		(0.08)%		(0.18)%	(0.21)%		(0.21)%		(0.15)%		(0.16)%		(0.08)%

	Money Market Fund
	Class C
	2015*	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
Net Investment Income†	–**	–**		–**		–**		–**		–**
Realized and Unrealized Gain (Loss) on Investments	–	–**		–		–**		–**		–**
Total from Investment Operations	–**	–**		–**		–**		–**		–**
Contribution of Capital by Affiliate†	–	–		–**	(1)	–		–		–
Dividends from Net Investment Income	–**	–**		–**		–**		–**		–**
Distributions from Net Realized Gains	–	–		–		–		–		–
Total Distributions	–**	–**		–**		–**		–**		–**

Net Asset Value, End of Period	$ 1.00	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
Total Return	0.01%	0.03%		0.05%		0.05%		0.05%		0.06%

Ratios/Supplemental Data
Net Assets End of Period (000)	$ 240	$ 189		$1,424		$ 77		$ 78		$ 130
Ratio of Expenses to Average Net Assets	0.14%	0.12%		0.11%	(2)	0.16%		0.14%		0.21%
Ratio of Net Investment Income to Average Net Assets	0.03%	0.03%		0.03%	(2)	0.05%		0.05%		0.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.34%	0.36%		0.35%		0.36%		0.35%		0.34%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement)	(0.17)%	(0.21)%		(0.21)%		(0.15)%		(0.16)%		(0.08)%

*  For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

**  Amount represents less than $0.005 per share.

†  Per share data calculated using average shares outstanding method.

(1) During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser, in the amount of $484. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital.

(2) During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment had no impact to Class A ratios and Class C ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders.

See Notes to Financial Statements.

10

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )

S e l e c t e d  P e r  S h a r e  D a t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n d e d  N o v e m b e r  3 0 ,  2 0 1 5 ,

a n d  f o r  t h e  Y e a r s  E n d e d  M a y  3 1 ,

u n l e s s  o t h e r w i s e  i n d i c a t e d

	Tax Exempt Money Market Fund
	Class I										Class A
	2015	*	2015		2014	2013		2012	2011		2015	*	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net Investment Income†	–	**	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Realized and Unrealized Gain (Loss) on Investments	–		–	**	–	–	**	–	–	**	–		–	**	–		–	**	–		–	**
Total from Investment Operations	–	**	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Dividends from Net Investment Income	–	**	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Distributions from Net Realized Gains	–		–		–	–		–	–		–		–		–		–		–		–
Total Distributions	–	**	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.01%		0.02%		0.02%	0.02%		0.02%	0.04%		0.01%		0.02%		0.02%		0.02%		0.03%		0.04%

Ratios/Supplemental Data
Net Assets End of Period (000)	$338,089		$350,855		$419,054	$509,879		$531,409	$539,656		$42,528		$48,443		$39,591		$42,426		$37,249		$32,775
Ratio of Expenses to Average Net Assets	0.04%		0.05%		0.06%	0.14%		0.12%	0.23%		0.04%		0.05%		0.07	%(1)	0.14%		0.11	%(2)	0.23%
Ratio of Net Investment Income to Average Net Assets	0.02%		0.02%		0.02%	0.02%		0.02%	0.03%		0.02%		0.02%		0.02	%(1)	0.02%		0.03	%(2)	0.03%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.30%		0.30%		0.31%	0.31%		0.30%	0.30%		0.30%		0.30%		0.31%		0.31%		0.30%		0.30%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.24)%		(0.23)%		(0.23)%	(0.15)%		(0.16)%	(0.04)%		(0.24)%		(0.23)%		(0.22)%		(0.15)%		(0.16)%		(0.04)%

	Tax Exempt Money Market Fund
	Advisor Class
	2015	*	2015		2014	2013		2012	2011	(3)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Net Investment Income†	–	**	–	**	– **	–	**	– **	–	**
Realized and Unrealized Gain (Loss) on Investments	–		–	**	–	–	**	–	–	**
Total from Investment Operations	–	**	–	**	– **	–	**	– **	–	**
Dividends from Net Investment Income	–	**	–	**	– **	–	**	– **	–	**
Distributions from Net Realized Gains	–		–		–	–		–	–
Total Distributions	–	**	–	**	– **	–	**	– **	–	**
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Total Return	0.01%		0.02%		0.02%	0.02%		0.02%	0.03%

Ratios/Supplemental Data
Net Assets End of Period (000)	$217,515		$153,640		$123,104	$120,542		$29,378	$2,808
Ratio of Expenses to Average Net Assets	0.04%		0.05%		0.07%	0.13%		0.12%	0.22%
Ratio of Net Investment Income to Average Net Assets	0.02%		0.02%		0.02%	0.02%		0.02%	0.03%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.30%		0.30%		0.31%	0.31%		0.30%	0.30%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.24)%		(0.23)%		(0.22)%	(0.16)%		(0.16)%	(0.05)%

*	For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Per share data calculated using average shares outstanding method.

(1)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A. This voluntary commitment had no impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders.

(2)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which had no impact to Class A ratios.

(3)	Advisor Class Shares were first sold (excluding seed capital of $10) on August 3, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

11

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )

S e l e c t e d  P e r  S h a r e  D a t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n d e d  N o v e m b e r  3 0 ,  2 0 1 5 ,

a n d  f o r  t h e  Y e a r s  E n d e d  M a y  3 1 ,

u n l e s s  o t h e r w i s e  i n d i c a t e d

	Treasury Money Market Fund
	Class I												Class A
	2015	*	2015		2014		2013		2012		2011		2015	*	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
Net Investment Income†	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Realized and Unrealized Gain (Loss) on Investments	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Total from Investment Operations	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Payment by Affiliate†	–		–		–		–		–		–	**(1)	–		–		–		–		–		–	**(1)
Dividends from Net Investment Income	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Distributions from Net Realized Gains	–		–		–		–		–		–		–		–		–		–		–		–
Total Distributions	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Net Asset Value, End of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return	0.01%		0.02%		0.02%		0.01%		0.01%		0.01%		0.01%		0.02%		0.02%		0.01%		0.01%		0.01%

Ratios/Supplemental Data
Net Assets End of Period (000)	$337,641		$225,196		$214,348		$289,839		$326,694		$260,447		$136,783		$144,448		$173,571		$120,798		$83,704		$93,457
Ratio of Expenses to Average Net Assets	0.05%		0.02%		0.04%		0.08%		0.04%		0.12%		0.04%		0.02%		0.03	%(2)	0.08%		0.04%		0.12%
Ratio of Net Investment Income to Average Net Assets	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.02	%(2)	0.01%		0.01%		0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.35%		0.37%		0.36%		0.37%		0.36%		0.35%		0.35%		0.37%		0.36%		0.37%		0.36%		0.35%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.29)%		(0.34)%		(0.31)%		(0.28)%		(0.31)%		(0.22)%		(0.30)%		(0.34)%		(0.31)%		(0.28)%		(0.31)%		(0.22)%

*	For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Per share data calculated using average shares outstanding method.

(1)	A capital infusion in November 2010 resulted in an increase of $0.0003 in the net asset value per share of Class I and Class A and had no effect on the total returns of the Fund.

(2)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.01% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

12

P N C  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 61.6%
Federal Farm Credit Bank — 4.8%
Federal Farm Credit Bank
0.193%, 12/19/15 (FRN)	$10,000	$ 10,001
0.245%, 12/26/15 (FRN)	4,980	4,981
Federal Farm Credit Bank (DN)
0.110%, 12/23/15	25,000	24,998
0.145%, 02/05/16	15,000	14,996
0.200%, 04/19/16	10,000	9,992

		64,968

Federal Home Loan Bank — 25.5%
Federal Home Loan Bank
0.282%, 12/16/15 (FRN)	2,000	2,000
0.155%, 02/09/16 (FRN)	15,000	15,000
0.165%, 03/08/16 (FRN)	10,000	10,000
0.225%, 05/27/16 (FRN)	14,000	14,000
0.227%, 07/28/16 (FRN)	13,000	13,000
Federal Home Loan Bank (DN)
0.220%, 12/04/15	11,200	11,200
0.150%, 12/15/15	6,744	6,743
0.080%, 12/23/15	8,000	8,000
0.095%, 12/30/15	14,400	14,399
0.107%, 01/04/16	20,000	19,998
0.100%, 01/05/16	11,700	11,699
0.095%, 01/06/16	20,000	19,998
0.098%, 01/08/16	16,900	16,898
0.100%, 01/11/16	4,700	4,699
0.106%, 01/13/16	23,000	22,997
0.105%, 01/19/16	18,000	17,997
0.165%, 01/20/16	25,550	25,544
0.115%, 01/21/16	7,500	7,499
0.143%, 01/22/16	11,800	11,797
0.138%, 01/25/16	10,300	10,298
0.120%, 01/26/16	12,500	12,498
0.138%, 01/29/16	10,000	9,998
0.212%, 02/05/16	16,250	16,244
0.130%, 02/08/16	5,600	5,598
0.130%, 02/11/16	3,000	2,999
0.150%, 02/22/16	12,000	11,996
0.150%, 02/26/16	9,300	9,297
0.170%, 03/03/16	14,500	14,494

		346,890

Federal Home Loan Mortgage Corporation — 19.1%
Federal Home Loan Mortgage Corporation (DN)
0.120%, 12/01/15	13,300	13,300
0.100%, 12/02/15	20,000	20,000
0.140%, 12/04/15	5,300	5,300
0.235%, 12/07/15	10,330	10,330
0.050%, 12/08/15	9,200	9,200
0.090%, 12/09/15	14,000	14,000
0.085%, 12/15/15	10,000	10,000
0.080%, 12/16/15	4,100	4,100
0.070%, 12/17/15	20,000	19,999
0.115%, 12/21/15	5,000	5,000
0.140%, 12/30/15	7,500	7,499
0.075%, 01/04/16	5,500	5,500
0.094%, 01/05/16	39,270	39,266
0.089%, 01/08/16	13,900	13,899
0.092%, 01/12/16	9,300	9,299
0.080%, 01/15/16	4,300	4,299
0.185%, 01/21/16	8,233	8,231

	Par (000)	Value (000)

0.108%, 01/27/16	$11,000	$ 10,998
0.129%, 02/03/16	8,800	8,798
0.163%, 02/04/16	11,900	11,896
0.123%, 02/10/16	7,916	7,914
0.130%, 02/17/16	10,000	9,997
0.150%, 03/08/16	10,000	9,996

		258,821

Federal National Mortgage Association — 12.2%
Federal National Mortgage Association (DN)
0.042%, 12/02/15	4,186	4,186
0.050%, 12/09/15	5,000	5,000
0.135%, 12/10/15	10,000	9,999
0.093%, 12/15/15	35,000	34,999
0.130%, 12/17/15	8,000	7,999
0.113%, 12/23/15	16,000	15,999
0.070%, 01/05/16	26,620	26,618
0.220%, 01/13/16	4,500	4,499
0.190%, 01/14/16	5,000	4,999
0.085%, 01/19/16	10,000	9,999
0.100%, 01/25/16	8,000	7,999
0.149%, 01/27/16	13,700	13,697
0.123%, 02/02/16	4,900	4,899
0.130%, 02/09/16	10,000	9,997
0.130%, 02/10/16	5,000	4,999

		165,888

Total U.S. Government Agency Obligations
(Cost $836,567)		836,567
U.S. TREASURY OBLIGATIONS — 12.2%
U.S. Treasury Bills† — 7.6%
0.056%, 12/03/15	10,000	10,000
0.112%, 12/10/15	30,000	29,999
0.088%, 12/17/15	15,000	15,000
0.062%, 12/24/15	5,000	5,000
0.060%, 01/07/16	24,000	23,998
0.079%, 01/14/16	10,000	9,999
0.107%, 02/18/16	10,000	9,998

		103,994

U.S. Treasury Notes — 4.6%
0.185%, 01/31/16 (FRN)	21,950	21,950
0.375%, 01/31/16	30,000	30,014
0.193%, 10/31/16 (FRN)	10,380	10,378

		62,342

Total U.S. Treasury Obligations
(Cost $166,336)		166,336

	Number of Shares
MONEY MARKET FUND — 0.1%
Invesco Government & Agency Portfolio
0.050% (A)	1,000,000	1,000

Total Money Market Fund
(Cost $1,000)		1,000

See Notes to Financial Statements.

13

P N C  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Par (000)	Value (000)
REPURCHASE AGREEMENTS†† — 28.2%
Credit Suisse Securities LLC

0.100% (dated 11/30/15, due 12/01/15, repurchase price $50,000,139, collateralized by U.S. Treasury Note, 1.500%, due 01/31/19, total value $51,002,513)	$ 50,000	$ 50,000

Goldman Sachs & Co.

0.100% (dated 11/30/15, due 12/01/15, repurchase price $101,000,281, collateralized by Federal National Mortgage Association Bonds and Federal Home Loan Bank Bond, 0.000% to 3.500%, due 01/20/16 to 01/01/43, total value $103,020,255)	101,000	101,000

HSBC Securities USA

0.090% (dated 11/30/15, due 12/01/15, repurchase price $64,000,160, collateralized by Federal National Mortgage Association Bond, 6.000%, due 01/01/38, total value $65,280,477)	64,000	64,000

Merrill Lynch Pierce Fenner & Smith

0.110% (dated 11/30/15, due 12/01/15, repurchase price $99,760,305, collateralized by U.S. Treasury Bond, 3.000%, due 11/15/45, total value $101,755,236)	99,760	99,760

	Par (000)	Value (000)
Toronto Dominion Securities LLC

0.100% (dated 11/30/15, due 12/01/15, repurchase price $69,000,192, collateralized by U.S. Treasury Note, U.S. Treasury Bond and U.S. Treasury Bill, 0.000% to 4.625%, due 03/31/16 to 02/15/40, total value $70,380,018)	$69,000	$ 69,000

Total Repurchase Agreements
(Cost $383,760)		383,760
TOTAL INVESTMENTS — 102.1%
(Cost $1,387,663)*		1,387,663
Other Assets & Liabilities – (2.1)%		(28,246)
TOTAL NET ASSETS — 100.0%		$1,359,417

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	As of November 30, 2015, the total value of repurchase agreements was $383,760 (000) and the value of collateral received, excluding excess, was $383,760 (000).
See Note 2 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

14

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Money Market Fund	$1,000	$–	$–	$1,000

Repurchase Agreements	–	383,760	–	383,760

U.S. Government Agency Obligations	–	836,567	–	836,567

U.S. Treasury Obligations	–	166,336	–	166,336

Total Assets - Investments in Securities	$1,000	$1,386,663	$–	$1,387,663

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

15

P N C  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 3.4%
Automotive — 3.4%
CarMax Auto Owner Trust,
Series 2015-4, Cl A1 0.420%, 10/17/16	$ 9,769	$ 9,768
Ford Credit Auto Lease Trust,
Series 2015-A, Cl A1 0.320%, 05/16/16 144A	93	93
Ford Credit Auto Lease Trust,
Series 2015-B, Cl A1 0.430%, 11/15/16	3,479	3,479
Ford Credit Auto Owner Trust,
Series 2015-C Cl A1 0.380%, 09/15/16	7,334	7,334
Huntington Auto Trust,
Series 2015-1, Cl A1 0.350%, 06/15/16	1,344	1,344
Hyundai Auto Lease Securitization Trust,
Series 2015-B, Cl A1 0.380%, 06/15/16 144A	2,500	2,500
Hyundai Auto Receivables Trust,
Series 2015-C, Cl A1 0.390%, 09/15/16	5,547	5,547
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A1 0.390%, 08/15/16	4,753	4,752
USAA Auto Owner Trust,
Series 2015-1, Cl A1 0.380%, 08/15/16	2,677	2,677
World Omni Auto Receivables Trust,
Series 2015-B, Cl A1 0.410%, 10/17/16	9,906	9,906

		47,400

Total Asset-Backed Securities (Cost $47,400)		47,400

CERTIFICATES OF DEPOSIT — 4.6%
Yankee — 4.6%
Canadian Imperial Bank of Commerce NY
0.160%, 12/07/15	8,000	8,000
0.120%, 12/18/15	8,000	8,000
0.150%, 01/15/16	6,500	6,500
0.230%, 01/19/16	8,000	8,000
HSBC USA
0.320%, 12/01/15	8,500	8,500
4.000%, 12/21/15	8,750	8,750
0.367%, 02/17/16 (FRN)	8,320	8,320
Nordea Bank Finland NY
0.250%, 12/22/15	8,000	8,000

Total Certificates of Deposit (Cost $64,070)		64,070

ASSET-BACKED COMMERCIAL PAPER† — 12.8%
Financial Services — 12.8%
Chariot Funding LLC
0.120%, 12/08/15	10,000	10,000
Charta
0.150%, 12/21/15	4,000	4,000
CRC Funding LLC
0.300%, 12/07/15	8,000	8,000

	Par (000)	Value (000)

0.160%, 12/22/15	$ 7,000	$ 6,999
Fairway Finance LLC
0.180%, 12/02/15	5,000	5,000
0.300%, 12/08/15	8,000	7,999
0.230%, 01/19/16	4,000	3,999
Gotham Funding
0.180%, 12/03/15	5,250	5,250
0.230%, 12/04/15	5,000	5,000
Liberty Street Funding LLC
0.310%, 12/09/15	8,000	7,999
0.170%, 12/11/15	7,000	7,000
0.310%, 01/04/16	7,000	6,998
0.290%, 01/05/16	5,000	4,999
Matchpoint Finance PLC
0.177%, 12/01/15	11,000	11,000
0.180%, 12/16/15	4,000	4,000
Nieuw Amsterdam Receivables
0.200%, 12/07/15	7,000	7,000
0.270%, 01/05/16	8,000	7,998
0.190%, 01/19/16	7,000	6,998
0.300%, 02/11/16	8,000	7,995
Regency Markets No. 1 LLC
0.200%, 12/21/15	8,000	7,999
Thunder Bay Funding LLC
0.361%, 12/07/15	7,500	7,499
0.290%, 02/18/16	8,000	7,995
Victory Receivables
0.204%, 12/21/15	16,784	16,782
0.240%, 01/08/16	5,000	4,999
0.280%, 01/21/16	4,000	3,998

Total Asset-Backed Commercial Paper (Cost $177,506)		177,506

COMMERCIAL PAPER† — 42.4%
Banks — 8.6%
Australia & New Zealand Banking Group
0.295%, 03/04/16	6,500	6,495
BNP Paribas
0.230%, 12/01/15	8,000	8,000
Commonwealth Bank Australia
0.301%, 03/29/16	7,000	7,000
DnB Bank ASA
0.120%, 12/18/15	11,000	10,999
0.215%, 12/21/15	11,000	10,999
0.220%, 01/04/16	8,000	7,998
0.210%, 01/08/16	4,000	3,999
0.320%, 02/26/16	7,000	6,995
European Investment Bank
0.260%, 12/29/15	8,000	7,998
0.200%, 01/25/16	4,000	3,999
Scotiabanc
0.140%, 12/02/15	4,000	4,000
Svenska Handelsbanken
0.285%, 12/29/15	8,000	8,000
0.300%, 01/07/16	8,000	7,998
0.255%, 02/02/16	5,500	5,500
Toronto-Dominion Holdings
0.150%, 12/01/15	6,000	6,000
0.160%, 12/04/15	6,000	6,000
0.260%, 02/08/16	8,000	7,996

		119,976

See Notes to Financial Statements.

16

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Energy — 2.9%
Chevron
0.140%, 12/18/15	$ 8,000	$ 7,999
0.150%, 01/19/16	6,500	6,499
0.180%, 01/25/16	6,000	5,998
0.205%, 02/03/16	4,500	4,498
Exxon Mobil
0.120%, 12/02/15	7,000	7,000
0.110%, 12/17/15	8,000	8,000

		39,994

Financial Services — 15.1%
American Honda Finance
0.130%, 12/07/15	5,000	5,000
0.200%, 01/08/16	7,000	6,998
0.180%, 01/22/16	5,500	5,499
BMW US Capital LLC
0.190%, 12/02/15	8,000	8,000
0.140%, 12/11/15	7,000	7,000
0.200%, 12/22/15	5,500	5,499
0.155%, 01/18/16	4,500	4,499
0.220%, 01/25/16	5,000	4,998
CPPIB Capital
0.150%, 12/09/15	8,000	8,000
0.230%, 12/14/15	8,000	7,999
0.240%, 01/04/16	8,000	7,998
0.260%, 01/06/16	5,500	5,499
0.300%, 01/22/16	6,000	5,997
0.300%, 02/22/16	6,000	5,996
Erste Abwicklungsanstalt
0.320%, 12/10/15	7,000	6,999
0.290%, 02/02/16	6,000	5,997
0.320%, 02/23/16	3,000	2,998
National Securities Clearing
0.100%, 12/01/15	10,000	10,000
0.120%, 12/03/15	8,000	8,000
0.140%, 12/08/15	8,500	8,500
PACCAR Financial
0.110%, 12/02/15	7,000	7,000
0.110%, 12/03/15	4,000	4,000
0.140%, 12/23/15	7,400	7,399
0.175%, 01/04/16	6,000	5,999
Toyota Motor Credit
0.286%, 12/14/15	16,400	16,400
0.381%, 01/11/16	5,500	5,498
0.250%, 02/01/16	8,000	7,997
0.290%, 02/25/16	5,000	4,997
0.360%, 03/03/16	6,000	5,994
0.356%, 06/13/16 (MTN) (FRN)	7,750	7,750
USAA Capital
0.120%, 12/03/15	5,000	5,000

		209,510

Food, Beverage & Tobacco — 0.5%
Coca-Cola
0.280%, 01/22/16	7,000	6,997

Healthcare — 3.6%
Abbott Laboratories
0.130%, 12/11/15	8,000	8,000
0.130%, 12/18/15	13,000	12,999
0.150%, 01/05/16	1,500	1,500

	Par (000)	Value (000)

0.150%, 01/07/16	$ 8,000	$ 7,999
0.230%, 02/09/16	6,500	6,497
Sanofi
0.100%, 12/14/15	13,500	13,499

		50,494

Information Technology — 4.7%
Apple
0.093%, 12/04/15	9,000	9,000
0.100%, 12/08/15	8,000	8,000
0.170%, 01/12/16	4,974	4,973
Automatic Data Processing
0.110%, 12/01/15	12,000	12,000
International Business Machines
0.164%, 12/21/15	13,000	12,999
0.170%, 12/28/15	5,500	5,499
0.160%, 12/29/15	5,000	4,999
Microsoft
0.170%, 01/20/16	8,000	7,998

		65,468

Insurance — 4.1%
MetLife Short Term Funding LLC
0.110%, 12/02/15	3,000	3,000
0.190%, 12/11/15	3,000	3,000
0.240%, 12/21/15	7,500	7,499
0.160%, 01/06/16	9,000	8,998
0.170%, 01/12/16	8,000	7,998
0.170%, 01/14/16	6,000	5,999
0.210%, 01/25/16	4,000	3,999
New York Life Capital
0.150%, 12/04/15	7,000	7,000
0.150%, 12/21/15	3,500	3,500
0.150%, 01/06/16	5,220	5,219

		56,212

Retail — 1.4%
Wal-Mart Stores
0.100%, 12/16/15	3,400	3,400
0.120%, 12/21/15	8,000	8,000
0.120%, 12/22/15	8,000	7,999

		19,399

Sovereign Agency — 1.5%
Kreditansalt Fur Wiederaufbau International Finance (Germany)
0.280%, 12/08/15	8,000	8,000
0.230%, 01/13/16	6,000	5,998
0.250%, 01/15/16	7,000	6,998

		20,996

Total Commercial Paper (Cost $589,046)		589,046

CORPORATE BOND — 1.2%
Banks — 1.2%
Wells Fargo Bank NA (MTN) (FRN)
0.457%, 11/14/16	16,000	16,000

Total Corporate Bond (Cost $16,000)		16,000

See Notes to Financial Statements.

17

P N C  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Par (000)	Value (000)
FUNDING AGREEMENT — 1.0%
New York Life Funding Agreement
0.286%, 06/13/16 (A)	$14,000	$14,000

Total Funding Agreement (Cost $14,000)		14,000

MUNICIPAL SECURITIES — 5.1%
Ohio — 0.8%
Ohio State Common Schools (GO) Series B (VRDN)
0.010%, 12/02/15	4,560	4,560
Ohio State University (RB) Series B (VRDN)
0.010%, 12/02/15	7,100	7,100

		11,660

Texas — 2.5%
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-1 (VRDN)
0.010%, 12/01/15	7,600	7,600
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-2 (VRDN)
0.010%, 12/01/15	2,000	2,000
Red River Education Financing Corporation, Texas Christian University Project (RB) (SBPA - Northern Trust) (VRDN)
0.010%, 12/02/15	9,600	9,600
0.010%, 12/02/15	16,000	16,000

		35,200

Virginia — 1.8%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series B (VRDN)
0.010%, 12/02/15	10,800	10,800
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN)
0.010%, 12/02/15	13,400	13,400

		24,200

Total Municipal Securities (Cost $71,060)		71,060

U.S. TREASURY OBLIGATION — 1.2%
U.S. Treasury Note — 1.2%
0.193%, 10/31/16 (FRN)	17,100	17,096
Total U.S. Treasury Obligation (Cost $17,096)		17,096

	Par (000)	Value (000)

REPURCHASE AGREEMENTS†† — 31.5%

Credit Suisse Securities LLC

0.100% (dated 11/30/15, due 12/01/15, repurchase price $35,000,097, collateralized by U.S. Treasury Note, 2.125%, due 08/15/21, total value $35,700,562)	$35,000	$35,000

Goldman Sachs & Co.

0.100% (dated 11/30/15, due 12/01/15, repurchase price $114,000,317, collateralized by Federal National Mortgage Association Bonds & Government National Mortgage Association Bonds, 3.500% to 4.000%, due 01/01/45 to 11/20/45, total value $116,280,001)	114,000	114,000

HSBC Securities USA

0.090% (dated 11/30/15, due 12/01/15, repurchase price $72,000,180, collateralized by Federal National Mortgage Association Bond, 6.000%, due 01/01/38, total value $73,440,030)	72,000	72,000

Merrill Lynch Pierce Fenner & Smith

0.110% (dated 11/30/15 , due 12/01/15, repurchase price $137,000,419, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds, Federal Home Loan Bank Bonds and Federal Farm Credit Banks, 0.000% to 5.600%, due 10/18/27 to 05/15/37, total value $139,740,960)	137,000	137,000

Toronto Dominion Securities LLC

0.100% (dated 11/30/15, due 12/01/15, repurchase price $79,000,219, collateralized by U.S. Treasury Note and U.S. Treasury Bond, 2.125% to 3.625%, due 06/30/22 to 08/15/43, total value $80,580,001)	79,000	79,000
Total Repurchase Agreements (Cost $437,000)		437,000

TOTAL INVESTMENTS — 103.2%
(Cost $1,433,178)*		1,433,178

Other Assets & Liabilities – (3.2)%		(44,076)

TOTAL NET ASSETS — 100.0%		$1,389,102

* Also cost for Federal income tax purposes. † The rate shown is the effective yield at purchase date.

††     As of November 30, 2015, the total value of repurchase agreements was $437,000 (000) and the value of collateral received, excluding excess, was $437,000 (000).

        See Note 2 in Notes to Financial Statements.

(A)   Illiquid Security. Total value of illiquid securities is $14,000 (000) and  represents 1.0% of net assets as of November 30, 2015.

144A    Security exempt from registration under Rule 144A of the Securities Act of  1933. These securities may be resold in transactions exempt from registration,  normally to qualified institutional buyers. Total value of Rule 144A securities  is $2,593 (000) and represents 0.2% of net assets as of  November 30, 2015.

See Notes to Financial Statements.

18

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Commercial Paper	$–	$177,506	$–	$177,506

Asset-Backed Securities	–	47,400	–	47,400

Certificates of Deposit	–	64,070	–	64,070

Commercial Paper	–	589,046	–	589,046

Corporate Bond	–	16,000	–	16,000

Funding Agreement	–	14,000	–	14,000

Municipal Securities	–	71,060	–	71,060

Repurchase Agreements	–	437,000	–	437,000

U.S. Treasury Obligation	–	17,096	–	17,096

Total Assets - Investments in Securities	$–	$1,433,178	$–	$1,433,178

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

19

P N C  T a x  E x e m p t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 94.5%
Alaska — 1.6%
Valdez Alaska Marine Terminal, Exxon Pipeline Project (RB) Series C (VRDN)
0.010%, 12/01/15	$ 9,300	$ 9,300

California — 3.2%
California State (GO) Series A, Sub-Series A-2 (LOC - Royal Bank of Canada) (VRDN)
0.010%, 12/02/15	4,400	4,400
California State (GO) Series B, Sub-Series B-4 (LOC - JPMorgan Chase Bank) (VRDN)
0.010%, 12/02/15	14,600	14,600

		19,000

Connecticut — 2.9%
Connecticut State Health & Educational Facility Authority, Yale University (RB) Series U-2 (VRDN)
0.010%, 12/02/15	16,000	16,000
Connecticut State Health & Educational Facility Authority, Yale University (RB) Series V-2 (VRDN)
0.010%, 12/01/15	1,500	1,500

		17,500

District of Columbia — 2.3%
District of Columbia, Georgetown University (RB) Series C (LOC - Bank of Tokyo-Mitsubishi UFJ) (VRDN)
0.010%, 12/03/15	13,650	13,650

Florida — 1.4%
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/16	3,535	3,614
6.000%, 06/01/16	4,645	4,773

		8,387

Indiana — 0.4%
Purdue University, Student Facilities System (RB) Series A (VRDN)
0.010%, 12/02/15	2,435	2,435

Iowa — 4.1%
Iowa City (RB) (SBPA - U.S. Bank NA) (VRDN)
0.020%, 12/01/15	14,165	14,165
Iowa Finance Authority, Drake University Project (RB) (LOC - Wells Fargo Bank) (VRDN)
0.010%, 12/01/15	5,895	5,895
Iowa Higher Education Loan Authority (RN) Series B
2.500%, 05/12/16	4,600	4,645

		24,705

Kentucky — 0.8%
Berea Educational Facilities, Berea College Project (RB) Series A (VRDN)
0.010%, 12/01/15	2,700	2,700
Berea Educational Facilities, Berea College Project (RB) Series B (VRDN)
0.010%, 12/01/15	2,035	2,035

		4,735

	Par (000)	Value (000)

Louisiana — 1.7%
Louisiana Public Facilities Authority, CHRISTUS Health (RB) Series B-3 (LOC - Bank of New York Mellon) (VRDN)
0.010%, 12/02/15	$10,310	$10,310

Maryland — 3.2%
Baltimore County (BAN) (GO)
1.250%, 04/01/16	10,000	10,035
Montgomery County (BAN) (GO) Series A (SBPA - Wells Fargo Bank) (VRDN)
0.010%, 12/01/15	9,100	9,100

		19,135

Massachusetts — 2.5%
Massachusetts Bay Transportation Authority (RB) Series A-2 (SBPA - JPMorgan Chase Bank) (VRDN)
0.010%, 12/02/15	11,380	11,380
Massachusetts Development Finance Agency, Partners Healthcare System (RB) Series K-1 (VRDN)
0.020%, 12/03/15	2,000	2,000
Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts (RB) Series A2 (SBPA - Bank of America) (VRDN)
0.010%, 12/01/15	1,200	1,200
Massachusetts Health & Educational Facilities Authority, Partners Healthcare System (RB) Series D-5 (VRDN)
0.010%, 12/01/15	200	200

		14,780

Minnesota — 0.8%
Rochester Minnesota Mayo Clinic (RB) Series A (VRDN)
0.010%, 12/02/15	5,000	5,000

Mississippi — 3.0%
Jackson County, Mississippi Polution Control, Chevron USA, Inc. Project (RB) (VRDN)
0.010%, 12/01/15	13,000	13,000
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB) Series C (VRDN)
0.010%, 12/01/15	1,550	1,550
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB) Series D (VRDN)
0.010%, 12/01/15	1,000	1,000
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB) Series I (VRDN)
0.010%, 12/01/15	1,000	1,000
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB) Series L (VRDN)
0.010%, 12/01/15	1,500	1,500

		18,050

See Notes to Financial Statements.

20

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Missouri — 2.7%
Missouri State Health & Educational Facilities Authority, Ascension Health (RB) Series C-3 (VRDN)
0.010%, 12/02/15	$10,950	$10,950
Missouri State Health & Educational Facilities Authority, BJC Health System (RB) Series A (SBPA - U.S. Bank NA) (VRDN)
0.010%, 12/03/15	5,000	5,000

		15,950

New Jersey — 1.3%
Hudson County Improvement Authority (RN) Series W-1
1.000%, 04/29/16	8,000	8,020

New York — 9.8%
Long Island Power Authority, New York Electric System (RB) Sub-Series B2 (VRDN)
0.020%, 12/01/15	17,150	17,150
Metropolitan Transportation Authority (RB) Series E-1 (LOC - U.S. Bank NA) (VRDN)
0.010%, 12/01/15	5,000	5,000
Metropolitan Transportation Authority (RB) Series E-5 (LOC - U.S. Bank NA) (VRDN)
0.010%, 12/01/15	3,000	3,000
New York City (GO) Sub-Series B-3 (LOC - TD Bank) (VRDN)
0.010%, 12/02/15	6,200	6,200
New York City Municipal Water Finance Authority (RB) Series DD-1 (SBPA - TD Bank) (VRDN)
0.010%, 12/01/15	6,000	6,000
New York City Municipal Water Finance Authority (RB) Sub-Series B-2 (SBPA - Royal Bank of Canada) (VRDN)
0.010%, 12/03/15	3,900	3,900
New York City Transitional Finance Authority, New York City Recovery (RB) Series 1, Sub-Series 1C (SBPA - JPMorgan Chase Bank) (VRDN)
0.010%, 12/01/15	1,000	1,000
New York City Transitional Finance Authority, New York City Recovery (RB) Series 1, Sub-Series 1D (SBPA - Landesbank Hessen-Thuringen Girozentrale) (VRDN)
0.010%, 12/01/15	1,700	1,700
New York City Water & Sewer System (RB) Series BB-1 (VRDN)
0.010%, 12/03/15	9,500	9,500
New York State Dormitory Authority (RB) Series B
5.000%, 03/15/16	5,000	5,069

		58,519

North Carolina — 2.1%
Charlotte-Mecklenburg Hospital Authority, Carolinas HealthCare System (RB) Series B (SBPA - JPMorgan Chase Bank) (VRDN)
0.010%, 12/01/15	6,000	6,000

	Par (000)	Value (000)

Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System (RB) Series H (LOC - Wells Fargo Bank) (VRDN)
0.010%, 12/01/15	$3,980	$ 3,980
North Carolina State (GO) Series B
5.000%, 04/01/16	2,295	2,332

		12,312

Ohio — 10.7%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series C (LOC - Union Bank NA) (VRDN)
0.010%, 12/01/15	1,200	1,200
Cuyahoga Falls (BAN) (GO)
1.000%, 12/03/15	1,550	1,550
Fairfield Township, Fire Station Improvement (BAN) (GO)
1.000%, 06/03/16	3,650	3,662
Franklin County Hospital Facilities, OhioHealth Corporation (RB) Series B (SBPA - Barclays Bank PLC) (VRDN)
0.010%, 12/02/15	8,700	8,700
Franklin County Hospital Improvement, Nationwide Children’s Hospital Project (RB) Series B (VRDN)
0.010%, 12/03/15	6,600	6,600
Franklin County, Holy Cross Health Systems Corporation (RB) (VRDN)
0.010%, 12/03/15	4,600	4,600
Franklin County, OhioHealth Corporation (RB) Series A (SBPA - Barclays Bank PLC) (VRDN)
0.010%, 12/02/15	6,000	6,000
Licking County Bridge Improvement (BAN) (GO)
2.000%, 05/31/16	1,900	1,915
Ohio State (GO) Series B (VRDN)
0.010%, 12/02/15	7,935	7,935
Ohio State (GO) Series C (VRDN)
0.010%, 12/02/15	3,500	3,500
Ohio State (GO) Series D (VRDN)
0.010%, 12/02/15	4,500	4,500
Ohio State University (RB) Series B (VRDN)
0.010%, 12/02/15	1,000	1,000
Ohio State University (RB) Series B-2 (VRDN)
0.010%, 12/02/15	7,200	7,200
Ohio State University (RB) Series E (VRDN)
0.010%, 12/02/15	5,400	5,400

		63,762

Pennsylvania — 16.3%
Beaver County Industrial Development Authority, FirstEnergy Generation Project (RB) Series B (LOC - Bank of Nova Scotia) (VRDN)
0.010%, 12/01/15	4,550	4,550
Bucks County Industrial Development Authority, Grand View Hospital (RB) Series A (LOC - TD Bank) (VRDN)
0.010%, 12/03/15	1,600	1,600

See Notes to Financial Statements.

21

P N C  T a x  E x e m p t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Delaware River Port Authority (RB) Series A (LOC - Royal Bank of Canada) (VRDN)
0.010%, 12/03/15	$17,600	$17,600
Geisinger Authority, Pennsylvania Health Systems (RB) Series A (VRDN)
0.010%, 12/01/15	7,200	7,200
Geisinger Authority, Pennsylvania Health Systems (RB) Series B (SBPA - JPMorgan Chase Bank) (VRDN)
0.010%, 12/01/15	1,900	1,900
Lower Merion Township School District, Capital Project (GO) Series B (LOC - U.S. Bank NA) (VRDN)
0.010%, 12/03/15	600	600
Northampton County General Purpose Authority, Lehigh University (RB) (SBPA - JPMorgan Chase Bank) (VRDN)
0.010%, 12/03/15	400	400
Northampton County General Purpose Authority, Lehigh University (RB) Series B (SBPA - JPMorgan Chase Bank) (VRDN)
0.010%, 12/03/15	1,660	1,660
Pennsylvania Economic Development Financing Authority (RB) Series A
3.000%, 01/01/16	10,055	10,080
Pennsylvania Higher Educational Facilities Authority, Drexel University (RB) Second Series (LOC - JPMorgan Chase Bank) (VRDN)
0.010%, 12/03/15	500	500
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania (RB) Series A (LOC - Bank of America) (VRDN)
0.010%, 12/02/15	1,500	1,500
Philadelphia (GO) Series B (LOC - Bank of New York Mellon) (VRDN)
0.010%, 12/03/15	2,000	2,000
Philadelphia Gas Works (RB) Fifth Series A-2 (LOC - JPMorgan Chase Bank) (VRDN)
0.010%, 12/03/15	950	950
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series B (SBPA - Wells Fargo Bank) (VRDN)
0.010%, 12/01/15	13,000	13,000
Philadelphia School District (GO) Series H (LOC - Royal Bank of Canada) (VRDN)
0.010%, 12/03/15	19,200	19,200
Washington County Authority, University of Pennsylvania Project (RB) (VRDN)
0.010%, 12/03/15	14,920	14,920

		97,660

Texas — 17.9%
Gulf Coast Industrial Development Authority, Exxon Mobil Project (RB) (VRDN)
0.010%, 12/01/15	7,125	7,125
Harris County (TRAN) (GO)
1.500%, 02/29/16	15,000	15,053

	Par (000)	Value (000)

Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System (RB) Sub-Series C-2 (VRDN)
0.010%, 12/01/15	$5,400	$5,400
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-1 (VRDN)
0.010%, 12/01/15	5,170	5,170
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-2 (VRDN)
0.010%, 12/01/15	5,000	5,000
Lower Neches Valley Authority Industrial Development, Exxon Mobil Project (RB) (VRDN)
0.010%, 12/01/15	1,150	1,150
Red River Education Financing Corporation, Texas Christian University Project (RB) (SBPA - Northern Trust) (VRDN)
0.010%, 12/02/15	5,000	5,000
0.010%, 12/02/15	9,000	9,000
Tarrant County Cultural Education Facilities Finance Corporation, Baylor Health Care System Project (RB) Series D (LOC - JPMorgan Chase Bank) (VRDN)
0.010%, 12/02/15	13,100	13,100
Tarrant County Health Facilities Development Corporation, Cook Children’s Medical System (RB) Series B (VRDN)
0.010%, 12/03/15	20,000	20,000
Texas (GO) Series D (SBPA - State Street Bank & Trust) (VRDN)
0.010%, 12/02/15	6,900	6,900
University of Texas System (RB) Series B (VRDN)
0.010%, 12/03/15	2,950	2,950
0.010%, 12/03/15	2,900	2,900
0.010%, 12/03/15	8,490	8,490

		107,238

Utah — 3.1%
Murray, IHC Health Services (RB) Series B (VRDN)
0.010%, 12/03/15	4,850	4,850
Murray, IHC Heath Services (RB) Series D (SBPA - Wells Fargo Bank) (VRDN)
0.010%, 12/01/15	2,900	2,900
Utah County, IHC Health Services (RB) Series C (SBPA - U.S. Bank NA) (VRDN)
0.010%, 12/03/15	10,800	10,800

		18,550

Virginia — 2.7%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series A (VRDN)
0.010%, 12/02/15	5,000	5,000

See Notes to Financial Statements.

22

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Virginia — continued
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series B (VRDN)
0.010%, 12/02/15	$4,000	$4,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN)
0.010%, 12/02/15	7,250	7,250

		16,250
Total Municipal Securities (Cost $565,248)		565,248
TOTAL INVESTMENTS — 94.5% (Cost $565,248)*		565,248
Other Assets & Liabilities – 5.5%		32,884
TOTAL NET ASSETS — 100.0%		$598,132

*	Also cost for Federal income tax purposes.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:
Municipal Securities	$–	$565,248	$–	$565,248

Total Assets - Investments in Securities	$–	$565,248	$–	$565,248

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

23

P N C  T r e a s u r y  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 98.8%
U.S. Treasury Bills† — 53.6%
0.056%, 12/03/15	$40,000	$40,000
0.112%, 12/10/15	40,000	40,000
0.088%, 12/17/15	37,000	36,999
0.062%, 12/24/15	45,000	44,998
0.157%, 12/31/15	9,000	8,999
0.060%, 01/07/16	30,000	29,998
0.079%, 01/14/16	31,000	30,997
0.092%, 02/04/16	14,000	13,998
0.116%, 02/11/16	8,000	7,998

		253,987

U.S. Treasury Notes — 45.2%
0.250%, 12/15/15	28,000	28,002
0.250%, 12/31/15	53,000	53,006
0.375%, 01/15/16	36,000	36,013
0.185%, 01/31/16 (FRN)	18,500	18,500
0.375%, 01/31/16	40,000	40,020
0.375%, 02/15/16	18,000	18,011
0.250%, 02/29/16	3,000	3,000
0.375%, 03/15/16	10,000	10,009
0.193%, 10/31/16 (FRN)	8,000	7,998

		214,559

Total U.S. Treasury Obligations (Cost $468,546)		468,546

	Number of Shares	Value (000)
MONEY MARKET FUNDS — 1.5%
BlackRock Treasury Trust Fund 0.000%†† (A) Dreyfus Treasury Prime Cash Management	500,000	$ 500
0.000% (A)	6,696,011	6,696

Total Money Market Funds (Cost $7,196)		7,196

TOTAL INVESTMENTS — 100.3% (Cost $475,742)*		475,742
Other Assets & Liabilities – (0.3)%		(1,319)
TOTAL NET ASSETS — 100.0%		$474,423

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

24

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Money Market Funds	$7,196	$–	$–	$7,196

U.S. Treasury Obligations	–	468,546	–	468,546

Total Assets - Investments in Securities	$7,196	$468,546	$–	$475,742

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

25

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

No v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Government Money Market Fund	Money Market Fund

ASSETS

Investments in non-affiliates at value	$1,003,903	$996,178

Investments in repurchase agreements at value	383,760	437,000

Total Investments at value(1)	1,387,663	1,433,178

Cash	–	18,327

Receivable for shares of beneficial interest issued	3	414

Dividends and interest receivable	225	256

Prepaid expenses	48	44

Other assets	302	277

Total Assets	1,388,241	1,452,496

LIABILITIES

Payable for shares of beneficial interest redeemed	28,329	62,542

Dividends payable

Class I	25	28

Class A	10	4

Investment advisory fees payable	168	281

Administration fees payable	64	63

Custodian fees payable	13	14

Transfer agent fees payable	18	36

Trustees’ deferred compensation payable	151	276

Trustees’ fees payable	15	32

Other liabilities	31	118

Total Liabilities	28,824	63,394

TOTAL NET ASSETS	$1,359,417	$1,389,102

Investments in non-affiliates at cost	$1,003,903	$996,178

Investments in repurchase agreements at cost	383,760	437,000

(1)Total Investments at cost	$1,387,663	$1,433,178

See Notes to Financial Statements.

26

	Government Money Market Fund	Money Market Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$1,359,570	$1,389,273

Undistributed (Distributions in Excess of) Net Investment Income	(93)	(171)

Accumulated Net Realized Gain (Loss) on Investments	(60)	–

Total Net Assets	$1,359,417	$1,389,102

NET ASSET VALUE (In unrounded dollars and shares):

Net assets applicable to Class I	$999,089,319	$1,261,889,820

Class I shares outstanding	999,363,386	1,262,080,893

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00

Net assets applicable to Class A	$341,425,007	$126,971,672

Class A shares outstanding	341,417,918	127,025,019

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00

Net assets applicable to Class C	N/A	$240,252

Class C shares outstanding	N/A	240,254

Net Asset Value, Offering and Redemption Price Per Share	N/A	$1.00

Net assets applicable to Advisor Class	$18,902,663	NA

Advisor Class shares outstanding	18,902,663	NA

Net Asset Value, Offering and Redemption Price Per Share	$1.00	NA

See Notes to Financial Statements.

27

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Tax Exempt Money Market Fund	Treasury Money Market Fund

ASSETS

Investments in non-affiliates at value	$565,248	$475,242

Investments in affiliates at value	–	500

Total Investments at value(1)	565,248	475,742

Cash	30,857	–

Receivable for shares of beneficial interest issued	2,097	482

Dividends and interest receivable	777	334

Prepaid expenses	28	21

Other assets	100	62

Total Assets	599,107	476,641

LIABILITIES

Payable for shares of beneficial interest redeemed	685	1,987

Dividends payable

Class I	3	3

Class A	1	1

Advisor Class	1	–

Investment advisory fees payable	72	100

Class A		–

Shareholder servicing fees payable	–	–

Administration fees payable	28	23

Custodian fees payable	7	5

Transfer agent fees payable	17	11

Trustees’ deferred compensation payable	99	61

Trustees’ fees payable	13	7

Other liabilities	49	20

Total Liabilities	975	2,218

TOTAL NET ASSETS	$598,132	$474,423

Investments in non-affiliates at cost	$565,248	$475,242

Investments in affiliates at cost	–	500

(1)Total Investments at cost	$565,248	$475,742

See Notes to Financial Statements.

28

	Tax Exempt Money Market Fund	Treasury Money Market Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$598,162	$474,477

Undistributed (Distributions in Excess of ) Net Investment Income	–	(44)

Accumulated Net Realized Gain (Loss) on Investments	(30)	(10)

Total Net Assets	$598,132	$474,423

NET ASSET VALUE (In unrounded dollars and shares):

Net assets applicable to Class I	$338,089,486	$337,640,622

Class I shares outstanding	338,150,481	337,684,398

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00

Net assets applicable to Class A	$42,527,553	$136,782,652

Class A shares outstanding	42,525,854	136,800,349

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00

Net assets applicable to Advisor Class	$217,514,528	N/A

Advisor Class shares outstanding	217,518,202	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	N/A

See Notes to Financial Statements.

29

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x - M o n t h  P e r i o d  E n d e d  N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Government Money Market Fund	Money Market Fund
Investment Income:
Dividends	$3	$1
Interest	676	1,193
Total Investment Income	679	1,194
Expenses:
Investment advisory fees	1,273	1,760
Administration fees	323	359
Transfer agent fees	20	37
Custodian fees	22	26
Professional fees	90	112
Pricing service fees	5	4
Printing and shareholder reports	9	20
Registration and filing fees	23	30
Trustees’ fees	37	46
Miscellaneous	35	46
Total Expenses	1,837	2,440
Less:
Waiver of investment advisory fees(1)	(1,273)	(1,458)
Expense reimbursement(1)	(74)	–
Net Expenses	490	982
Net Investment Income	189	212
Realized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$189	$212

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

30

Tax Exempt Money Market Fund	Treasury Money Market Fund

$–	$–
155	121
155	121

564	563
147	118
20	13
8	6
47	35
10	2
6	5
22	16
18	14
12	13
854	785

(564)	(563)
(187)	(124)
103	98
52	23

–	(2)
$52	$21

See Notes to Financial Statements.

31

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )  ( U n a u d i t e d )

	Government
	Money Market Fund		Money Market Fund
	For the		For the
	Six-Month	For the	Six-Month	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	November 30,	May 31,	November 30,	May 31,
	2015	2015	2015	2015

Investment Activities:
Net investment income (loss)	$189	$154	$212	$483
Net realized gain (loss) on investments sold	–	–	–	–

Net increase (decrease) in net assets resulting from operations	189	154	212	483

Dividends to Shareholders:
Dividends from net investment income:
Class I	(134)	(191)	(185)	(458)
Class A	(54)	(48)	(27)	(93)
Advisor Class	(1)	–	–	–

Total dividends	(189)	(239)	(212)	(551)

Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Class I	1,664,503	1,612,238	1,040,235	2,030,634
Class A	870,887	1,565,436	311,432	729,701
Class C	–	–	170	1,497
Advisor Class	11,802	–	–	–
Proceeds from Merger shares(1):
Class I	71,447	–	–	–
Class A	–	–	–	–
Class C	–	–	–	–
Advisor Class	14,907	–	–	–
Reinvestment of dividends:
Class I	1	2	9	31
Class A	–	1	10	30

Total proceeds from shares issued and reinvested	2,633,547	3,177,677	1,351,856	2,761,893

Value of shares redeemed:
Class I	(1,457,081)	(1,630,051)	(981,766)	(2,172,895)
Class A	(850,986)	(1,377,813)	(374,690)	(803,807)
Class C	–	–	(119)	(2,732)
Advisor Class	(7,806)	–	–	–

Total value of shares redeemed	(2,315,873)	(3,007,864)	(1,356,575)	(2,979,434)

Increase (decrease) in net assets from share transactions	317,674	169,813	(4,719)	(217,541)

Total increase (decrease) in net assets	317,674	169,728	(4,719)	(217,609)

Net Assets:
Beginning of period	1,041,743	872,015	1,393,821	1,611,430

End of period*	$1,359,417	$1,041,743	$1,389,102	$1,393,821

*Including undistributed (distributions in excess of) net investment income	$(93)	$(93)	$(171)	$(171)

See Notes to Financial Statements.

32

Tax Exempt Money Market Fund		Treasury Money Market Fund
For the Six-Month Period Ended November 30, 2015	For the Year Ended May 31, 2015	For the Six-Month Period Ended November 30, 2015	For the Year Ended May 31, 2015

$52	$135	$23	$39
–	(15)	(2)	3

52	120	21	42

(33)	(94)	(15)	(31)
(19)	(10)	(8)	(25)
–	(32)	–	–

(52)	(136)	(23)	(56)

228,937	1,608,565	431,368	584,590
45,849	119,637	339,023	778,134
–	–	–	–
358,009	264,507	–	–

–	–	–	–
–	–	–	–
–	–	–	–
–		–	–

–	–	–	–
1	3	–	–

632,796	1,992,712	770,391	1,362,724

(241,702)	(1,676,753)	(318,921)	(573,736)
(51,766)	(110,787)	(346,688)	(807,250)
–	–	–	–
(294,134)	(233,967)	–	–

(587,602)	(2,021,507)	(665,609)	(1,380,986)

45,194	(28,795)	104,782	(18,262)

45,194	(28,811)	104,780	(18,276)

552,938	581,749	369,643	387,919

$598,132	$552,938	$474,423	$369,643

$–	–	$(44)	$(44)

See Notes to Financial Statements.

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N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

1. Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. As of November 30, 2015, the Trust offered for sale shares of 33 Funds. Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the PNC Money Market Funds, as defined below, Class I, Advisor Class and Class A Shares are sold without a sales charge; Class C Shares of PNC Money Market Fund are available only through dividend reinvestments, permitted exchanges or an initial purchase through a retirement plan, and may incur contingent deferred sales charges. Contingent deferred sales charges may be reduced or waived under certain circumstances.

Effective February 27, 2015, Class T Shares of PNC Tax Exempt Money Market Fund have been renamed as Advisor Class Shares.

As of November 30, 2015, the Trust offered five categories of Funds:

Target Date Funds

PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund;

Equity Funds

PNC Balanced Allocation Fund, PNC International Equity Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Mid Cap Fund, PNC Mid Cap Index Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund, PNC Small Cap Fund and PNC Small Cap Index Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Money Market Fund, PNC Tax Exempt Money Market Fund and PNC Treasury Money Market Fund.

The financial statements presented herein are those of the Money Market Funds (each referred to as a “Fund,” or collectively as the “Funds”). The financial statements of the Target Date Funds, Equity Funds, Fixed Income Funds and Tax Exempt Bond Funds are not presented herein, but are presented separately.

Fund Reorganization

On June 4, 2015, the Board of Trustees of the Trust (the “Board”) approved an agreement and plan of reorganization (the “Reorganization”) to which PNC Advantage Institutional Government Money Market Fund (the “Target Fund”), a money market fund organized under a separate trust and managed by PNC Capital Advisors, LLC (the “Adviser”), would be reorganized with and into PNC Government Money Market Fund (the “Acquiring Fund”). On September 14, 2015, the Target Fund was reorganized into the Acquiring Fund, each of which has substantially similar investment objectives and identical principal investment strategies. The net assets of the Target Fund were transferred at fair value in a tax-free exchange to the Acquiring Fund after the close of business on September 11, 2015. With this transfer, a shareholder of the Target Fund’s Institutional Shares automatically became a shareholder of Class I Shares of the Acquiring Fund. A shareholder of the Target Fund’s Advisor Shares became a shareholder in the newly formed Advisor Class of the Acquiring Fund.

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The table below summarizes the assets transfers for the exchange.

Target Fund	Shares Redeemed	Net Assets on 09/11/15 (000)	Accumulated Net Realized Gains (000)	Share Conversion Ratio	Acquiring Fund	Shares Issued	Net Assets on 09/11/15 (000)*
PNC Advantage Institutional Government Money Market Fund					PNC Government Money Market Fund
Institutional Class	71,447,425	$71,447	$–**	1.00000	Institutional Class	71,447,425	$1,003,362
Advisor Class	14,906,501	14,907	$–**	1.00000	Advisor Class	14,906,501	14,907
PNC Advantage Institutional Government Money Market Fund Total		$86,354	$–**		PNC Government Money Market Fund Total		$1,018,269

*	Amounts reflect net assets of Acquiring Fund subsequent to merger.

**	Amount represents less than $500.

The table below summarizes the operation of the Acquired Fund for the period from June 1, 2015 to September 11, 2015, the operations of the Acquiring Fund for the period ended November 30, 2015 as presented in the Statement of Operations, and the combined Target and Acquiring Funds’ pro-forma results of operations for the period ended November 30, 2015 assuming the acquisition had been completed on June 1, 2015.

	Target Fund’s Operations For the Period June 1, 2015 to September 11, 2015				Acquiring Fund’s Operations For the Period Ended November 30, 2015
Target Fund	Net Investment Income (000)	Net Realized Gain on Investments (000)	Net Increase from Operations (000)	Acquiring Fund	Net Investment Income (000)	Net Realized Gain on Investments (000)	Net Increase from Operations (000)	Combined Total From Operations (000)

PNC Advantage Institutional Government Money Market Fund	$24	$–	$24	PNC Government Money Market Fund	$189	$–	$189	$213

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

Effective June 1, 2015, the Funds adopted guidance issued by the Financial Accounting Standards Board (“FASB”) that expanded secured borrowing accounting for certain repurchase agreements and also set forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The adoption of the guidance did not result in any additional disclosure for the Funds.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are fair valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees of the Trust (the “Board”). No such investments held on November 30, 2015 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values (“NAV”) as determined by those funds each business day.

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Investments in repurchase agreements and funding agreements are generally valued at par, which approximates market value, each business day.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

●	Level 1 — quoted prices in active markets for identical assets and liabilities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

●	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities, Money Market Fund Investments valued at Amortized Cost and Funding and Repurchase Agreements valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

●	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of November 30, 2015 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Expenses common to all of the Funds in the Trust are allocated among the Funds primarily on the basis of each Fund’s respective average net assets. However, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or straight-line allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

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Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Repurchase Agreements

Each Fund, with the exception of Treasury Money Market Fund, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

At period end, certain Funds had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral received exceeded the value of the repurchase agreements as of November 30, 2015.

Master Agreements and Netting Arrangements

Certain Funds are parties to various agreements, including but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event, default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but can include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk. Details of the counterparties and the collateral as of November 30, 2015 are included in each Fund’s Schedule of Investments.

Yankee Obligations

PNC Money Market Fund may invest in Yankee obligations. Yankee obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding

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taxes; currency fluctuation and expropriation or nationalization of foreign issuers. However, Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Funds pursuant to the Advisory Agreement with PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and are calculated at an annual rate of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees, waivers and expense reimbursements that were in effect during the six-month period ended November 30, 2015.

During the six-month period ended November 30, 2015, the Adviser voluntarily agreed to waive advisory fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield of at least 0.03% for Government Money Market Fund and Money Market Fund, 0.02% for Tax Exempt Money Market Fund, and 0.01% for Treasury Money Market Fund.

	Annual Rate	Fee Waiver	Expense Reimbursement
Government Money Market Fund*	0.15%	0.20%	0.01%
Money Market Fund	0.25%	0.21%	0.00%
Tax Exempt Money Market Fund	0.20%	0.20%	0.07%
Treasury Money Market Fund	0.25%	0.25%	0.05%

*

Upon the consummation of the Reorganization, the Board approved the reduction of the Fund’s annual investment advisory fee to 0.15%. Prior to the reduction, the annual investment advisory fee was 0.25%.

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A, Class C and Advisor Class Shares of the Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their customers who beneficially own Class A and Class C Shares in consideration for payment of up to 0.25% of the average daily net assets of each Fund’s Class A Shares or Class C Shares and up to 0.10% of the average daily net assets of each Fund’s Advisor Class Shares.

The Funds suspended accrual and payment of Shareholder Services Fees effective January 1, 2010. This suspension is voluntary and may be changed at any time.

Trustees’ Fees

For his or her service as a Trustee of the Trust and PNC Advantage Funds (“Advantage”), another registered investment company overseen by the Trustees and for which the Adviser serves as investment adviser, each Trustee, effective January 1, 2016, receives an annual fee of $79,000 plus $7,250 for each Board meeting attended in person, and such amount, up to a maximum of $3,250, as may be determined for each Board meeting attended telephonically, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $10,000 per year for their services in these capacities. Prior to January 1, 2016, each Trustee received an annual fee of $76,000 plus $7,250 for each Board meeting attended in person, and such amount, up to a maximum of $3,250, as may be determined for each Board meeting attended telephonically, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board received an additional fee of $25,000 per year and the Chairman of the Audit Committee received an additional fee of $10,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Underwriter, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or Advantage receives any compensation from the Trust. Fees are paid quarterly in arrears and are allocated to the PNC Funds and PNC Advantage Funds based on their average daily net assets.

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Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) and the Adviser are parties to a Co-Administration and Accounting Services Agreement, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trust. BNY Mellon and the Adviser served as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.05% based on average daily net assets of the Trust’s Funds, excluding the average daily net assets of the Target Date Funds. For their services as Co-Administrators during the six-month period ended November 30, 2015, approximately 0.0215% was allocated to BNY Mellon and 0.0285% was allocated to the Advisor in aggregate. BNY Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Affiliated Money Market Funds

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities to purchase shares of the money market funds offered by Advantage, an affiliate of PNC Funds, or BlackRock Funds. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by a PNC money market fund with respect to its short-term reserves swept into an Advantage money market fund. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver may be terminated at any time without prior notice.

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds could be deemed to be affiliates of the Adviser.

The amount invested by Treasury Money Market Fund in BlackRock Treasury Trust Fund remained unchanged during the six-month period ended November 30, 2015.

Details of affiliated holdings at November 30, 2015 are included in the respective Fund’s Schedule of Investments.

For the the six-month period ended November 30, 2015, total income from affiliates for each of the Government Money Market Fund and Treasury Money Market Fund was less than $500. The amounts are included, but not separately disclosed, in the Statements of Operations.

4. Custodian, Distribution/12b-1 and Transfer Agent Fees

Custodian Fees

The Bank of New York Mellon, an affiliate of BNY Mellon (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. The Bank of New York Mellon also serves as Custodian for Advantage. The Custodian fees for the Trust (excluding the Target Date Funds) and Advantage are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage, 0.002% of the next $5 billion of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage and 0.001% of the combined average daily gross assets in excess of $10 billion of the Trust (excluding the Target Date Funds) and Advantage. The Custodian fees are allocated to the Trust (excluding the Target Date Funds) and Advantage based on each Fund’s relative average daily net assets. The Bank of New York Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Distribution/12b-1 Fees

For its services to the Trust, the Underwriter, a wholly owned subsidiary of Foreside Financial Group, LLC, receives an annual fee payable directly by the Adviser.

The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act (“Rule 12b-1”). Pursuant to the Class A Shares plan, the Funds reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the

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Funds’ Class A Shares. The Board renewed a commitment whereby actual distribution fees for Class A Shares will be no more than 0.00% per annum. This commitment continues through September 27, 2016, at which time the Board will consider whether to renew, revise or discontinue it.

The Trust also has adopted a distribution plan for Class C Shares of the Money Market Fund in accordance with Rule 12b-1. Pursuant to the Class C Shares plan, Money Market Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount up to 0.75% per annum of the average daily net assets of the Fund’s Class C Shares.

During the six-month period ended November 30, 2015, the 12b-1 accrual was at an annual rate of 0.00% for each of the Funds.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply.

5. Federal Income Taxes

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the six-month period ended November 30, 2015 and for each Fund’s open tax years (years ended May 31, 2012 through May 31, 2015) and has concluded that no provision for income tax is required in each Fund’s financial statements.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation. The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the year that the income or realized capital gains (losses) were recorded by the Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the fiscal year ended May 31, 2015:

	Undistributed (Distributions in Excess of) Net Investment Income (000)	Accumulated Net Realized Losses (000)	Paid-in Capital (000)
Money Market Fund	$–*	$–*	$–
*Amount represents less than $500.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. During the fiscal year ended May 31, 2015, capital loss carryforwards that were utilized to offset capital gains were as follows:

(000)
Tax Exempt Money Market Fund	$2
Treasury Money Market Fund	2

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At May 31, 2015, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
	2016	2017	2018	Indefinite	Total
Government Money Market Fund	$ –	$59	$–	$1	$60
Tax Exempt Money Market Fund	13	–	–	–*	13
Treasury Money Market Fund	–	–	8	–	8
*Amount represents less than $500.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), net capital losses incurred after May 31, 2011 may be carried forward indefinitely with their character retained as short term or long term. Net capital losses incurred prior to May 31, 2011 may be carried forward for eight years and are treated as short term capital losses in the year to which they were carried. However, the Modernization Act requires that post-enactment net capital losses (i.e., those incurred after May 31, 2011) be used before pre-enactment net capital loss carryforwards, which increases the likelihood that pre-enactment capital loss carryforwards will expire unused.

6. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Each of the Funds may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Tax Exempt Money Market Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund. The repayment of certain municipal obligations may be insured by third parties. Although bond insurance reduces the risk of loss due to default by a municipal issuer, insured bonds remain subject to the risk that their market values may fluctuate for other reasons and there is no assurance that the insurance provider will meet its obligations. Insured securities have been identified in the Schedules of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees and third-party insurance.

7. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

8. Relevant Accounting Pronouncements

In August 2014, the FASB issued guidance requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The guidance is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

9. SEC Money Market Fund Rule Amendments

In July 2014, the SEC adopted amendments to its rules governing the operation of money market funds. The new rules will require, among other things, certain money market funds to cease using the amortized cost method to value their shares and to cause transactions in shares of these funds to be effected using a “floating” NAV. The SEC also adopted amendments that would permit the board of trustees of a money market fund to impose a liquidity fee of up to 2% of a shareholder’s redemption request (any such fee a “temporary liquidity

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N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

fee”) and/or suspend redemptions for a period of up to ten days in certain circumstances. The amendments may require the imposition of a temporary liquidity fee in some circumstances, unless the Board determines such a fee is not in the fund’s best interests. Those provisions are expected to become effective in October 2016. The Adviser intends to manage PNC Government Money Market Fund and PNC Treasury Money Market Fund (the “Government Money Market Funds”) to cause them to qualify as “government money market funds” under the revised regulations and to enable them to continue to seek to maintain stable NAVs per share of one dollar. Under the revised regulations, government money market funds are generally not subject to the default fees and gates that may apply to other money market funds, and the Board of Trustees of the Government Money Market Funds has determined not to impose fees and gates on them. The Adviser and the Board continue to evaluate the rule amendments and their potential impact on the Funds and their financial statements.

10. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the financial statements.

42

T R U S T E E S ’   R E V I E W   A N D   A P P R O V A L   O F   A D V I S O R Y   A G R E E M E N T S

( U n a u d i t e d )

The Trustees of PNC Funds (the “Trust”), each of whom is not an “interested person” (as such term is defined in Section 2(a)(19) of the 1940 Act) of the Trust (collectively, the “Trustees” or the “Board”), met in person on several occasions to consider the proposed renewal of the Advisory Agreements between the Trust and PNC Capital Advisors, LLC (the “Adviser”), with respect to each of the PNC Funds (each, a “Fund,” and collectively, the “Funds”).

At a meeting held on June 3-4, 2015, the Trustees discussed with independent counsel to the Trustees (“Independent Counsel”) a memorandum prepared by Independent Counsel that provided a summary of the Trustees’ fiduciary responsibilities under state and federal law relating to their consideration of the continuation of the Advisory Agreements.

Prior to and at the June 2015 meeting, the Trustees received and reviewed extensive materials prepared by the Adviser in response to a request made by Independent Counsel that reflected prior discussions with the Trustees concerning their responsibilities and information they indicated would be helpful to their review of each Advisory Agreement. These materials addressed, among other things:

●	the nature of the advisory services provided by the Adviser, including any actual or expected changes in services;

●	the size of the funds under management;

●	the portfolio management personnel and their compensation structure;

●

the performance of the Funds managed by the Adviser compared to the performance of composites of other accounts managed by the Adviser using substantially similar investment policies (where applicable);

●	the performance of the Funds managed by the Adviser compared to the performance of other peer funds managed by other advisers;

●	the profitability of each Advisory Agreement to the Adviser;

●	other benefits the Adviser and its affiliates enjoy as a result of the Adviser’s relationship to the Funds;

●	the Adviser’s brokerage, trading, and soft dollar practices;

●	each Fund’s contractual and net advisory fees and net operating expenses compared to those of peer groups selected by the Adviser from Lipper, Inc. investment style categories;

●	the compliance program of the Adviser;

●	voluntary expense waivers, expense reimbursements and expense limitations in effect with respect to the Funds (where applicable);

●	the Adviser’s and its affiliates’ cybersecurity program; and

●	the Adviser’s risk management and monitoring measures.

The Trustees received presentations from the Adviser on a number of topics, including a discussion on a Fund-by-Fund basis of each Fund’s performance relative to its peer funds and its benchmark and the advisory fees charged by the Adviser versus each Fund’s peer group. The Trustees then met amongst themselves and with Independent Counsel to discuss and evaluate those materials. The Trustees discussed various factors including, but not limited to, the resources the Adviser devotes to management of the Funds and a comparison of the fees charged to the Funds with those charged to the Adviser’s other clients with substantially similar investment strategies. In that regard, the Trustees also considered information provided by the Adviser and the Adviser’s response to additional questions at the June meeting regarding differences in the services provided and the resources dedicated to those other accounts as compared to those provided and dedicated to the Funds as well as other considerations the Adviser submitted were relevant to the pricing of its advisory services for different accounts. The Trustees also considered, where applicable, the fee waivers or expense limitations in place for a Fund.

In their evaluation of the profitability information the Adviser provided, the Trustees considered the Adviser’s profitability in respect of each Fund both before and after consideration of any distribution-related expenses. The Trustees also considered the information the Adviser had presented regarding the cost allocation methodology the Adviser used in determining the profitability information presented. The Trustees also considered in evaluating the Adviser’s profitability, the profitability information presented for certain other asset managers

43

T R U S T E E S ’   R E V I E W   A N D   A P P R O V A L   O F   A D V I S O R Y   A G R E E M E N T S

( U n a u d i t e d )

who are required to make financial information publicly available. The Trustees noted, among other things, that the profitability information for those other managers was not presented on a fund-by-fund basis and might represent the profitability of a fund family with a mix of business significantly different from the Adviser’s.

To allow for further discussion, the Trustees convened a telephonic conference with Independent Counsel in July, following which they requested additional information they determined relevant for their evaluation before meeting a second time in August 2015 to consider whether to approve the renewal of the Advisory Agreements.

In advance of the Board meeting held on August 25-26, 2015, the Trustees again met in an executive session with Independent Counsel and discussed the proposed renewal of each Advisory Agreement. During that executive session, the Trustees also considered and discussed the Adviser’s responses to inquiries and requests for information that the Trustees had made following their telephonic conference in July with their Independent Counsel. The Trustees noted the Adviser’s response to those inquiries included information regarding the Adviser’s decision to modify the expense limitation agreements to implement new and lower existing net operating expense limitations with respect to certain of the Funds about which the Trustees had inquired.

The Trustees also considered the extent to which economies of scale achieved by the Adviser are shared with Fund shareholders. In that regard, the Trustees concluded that the Funds’ advisory fee schedules, the breakpoints in those schedules (where applicable), and the fee waivers or other expense limitation arrangements (where applicable) that may apply were appropriate and supported the renewal of the Advisory Agreements.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Trustees were informed by the Adviser that there were no pending litigation or regulatory actions against the Adviser that would adversely affect or prohibit the Adviser providing services to the Trust.

Based on this review, the Trustees concluded that the Adviser had the capabilities, resources and personnel necessary to act as the investment adviser to each Fund. With respect to the advisory fees, the Trustees concluded such fees were fair and reasonable in each instance.

Based on their evaluation of all material factors, including those described above, the Trustees concluded that the terms of the agreements remained reasonable and fair and voted to approve the renewal of each Advisory Agreement between the Trust, and the Adviser for a one-year period commencing October 1, 2015, after a finding that the renewal of each Advisory Agreement was in the best interests of the relevant Fund and its shareholders.

44

P N C  M o n e y  M a r k e t  F u n d s

P R O X Y   V O T I N G   A N D   Q U A R T E R L Y   S C H E D U L E S   O F   I N V E S T M E N T S

( U n a u d i t e d )

Proxy Voting

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how the Trust voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at pncfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at pncfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Fund Holdings

A monthly listing of the holdings of the PNC Money Market Funds can be found by visiting the Trust’s website at pncfunds.com.

45

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Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza,

Suite 100,

Portland, ME 04101

www.foreside.com

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

P.O. Box 9795 Providence, RI 02940-9795	PRESORTED STANDARD U.S. POSTAGE PAID BNY MELLON

PNC Funds

November 30, 2015
(Unaudited)

Semi-Annual Report

PNC Target Date Funds

PNC Equity Funds

PNC Fixed Income Funds

PNC Tax Exempt Bond Funds

PNC FUNDS

TARGET DATE FUNDS
Retirement Income Fund
Target 2020 Fund
Target 2030 Fund
Target 2040 Fund
Target 2050 Fund
EQUITY FUNDS
Balanced Allocation Fund
International Equity Fund
Large Cap Core Fund
Large Cap Growth Fund
Large Cap Value Fund
Mid Cap Fund
Mid Cap Index Fund
Multi-Factor Small Cap
Core Fund
Multi-Factor Small Cap
Growth Fund
Multi-Factor Small Cap
Value Fund
S&P 500 Index Fund
Small Cap Fund
Small Cap Index Fund
FIXED INCOME FUNDS
Bond Fund
Government Mortgage Fund
High Yield Bond Fund
Intermediate Bond Fund
Limited Maturity Bond Fund
Total Return Advantage Fund
Ultra Short Bond Fund
TAX EXEMPT BOND FUNDS
Intermediate Tax Exempt
Bond Fund
Maryland Tax Exempt
Bond Fund
Ohio Intermediate Tax
Exempt Bond Fund
Tax Exempt Limited Maturity Bond Fund	This material must be preceded or accompanied by a prospectus.
OTHER PNC FUNDS MONEY MARKET FUNDS Government Money Market Fund

You should consider the investment objectives, risks, charges and expenses of the PNC Target Date Funds, PNC Equity Funds, PNC Fixed Income Funds and PNC Tax Exempt Bond Funds (individually, a “Fund”, collectively, the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at pncfunds.com. Please read it carefully before investing.

Money Market Fund
Tax Exempt Money	N O T F D I C I N S U R E D ● N O B A N K G U A R A N T E E ● M A Y L O S E V A L U E
Market Fund
Treasury Money Market Fund

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Funds and receives fees for its services. PNC Funds are distributed by PNC Funds Distributor, LLC (the “Underwriter”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Underwriter is not affiliated with PCA and is not a bank.

©2016 The PNC Financial Services Group, Inc. All rights reserved.

TABLE OF CONTENTS
Letter to Shareholders			1
Abbreviations and Definitions for Schedules of Investments and Financial Statements			7
PNC Target Date Funds
Summary of Portfolio Holdings			8
Explanation of Expense Tables			9
	Financial Highlights	Schedule of Investments
Retirement Income Fund	10	15
Target 2020 Fund	11	17
Target 2030 Fund	12	19
Target 2040 Fund	13	21
Target 2050 Fund	14	23
Statements of Assets and Liabilities			25
Statements of Operations			27
Statements of Changes in Net Assets			29
PNC Equity Funds
Summary of Portfolio Holdings			31
Explanation of Expense Tables			33
	Financial Highlights	Schedule of Investments
Balanced Allocation Fund	35	48
International Equity Fund	36	58
Large Cap Core Fund	37	64
Large Cap Growth Fund	38	67
Large Cap Value Fund	39	69
Mid Cap Fund	40	71
Mid Cap Index Fund	41	73
Multi-Factor Small Cap Core Fund	42	75
Multi-Factor Small Cap Growth Fund	43	78
Multi-Factor Small Cap Value Fund	44	81
S&P 500 Index Fund	45	84
Small Cap Fund	46	87
Small Cap Index Fund	47	89
Statements of Assets and Liabilities			93
Statements of Operations			101
Statements of Changes in Net Assets			105
PNC Fixed Income and Tax Exempt Bond Funds
Summary of Portfolio Holdings			109
Explanation of Expense Tables			112
	Financial Highlights	Schedule of Investments
Bond Fund	114	125
Government Mortgage Fund	115	130
High Yield Bond Fund	116	132
Intermediate Bond Fund	117	135
Limited Maturity Bond Fund	118	140
Total Return Advantage Fund	119	144
Ultra Short Bond Fund	120	150
Intermediate Tax Exempt Bond Fund	121	153
Maryland Tax Exempt Bond Fund	122	156
Ohio Intermediate Tax Exempt Bond Fund	123	158
Tax Exempt Limited Maturity Bond Fund	124	160
Statements of Assets and Liabilities			165
Statements of Operations			171
Statements of Changes in Net Assets			175
Notes to Financial Statements			179
Trustees’ Review and Approval of Advisory and Sub-Advisory Agreements			207
Proxy Voting and Quarterly Schedules of Investments			210

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

“…volatility heightened in both the equity and fixed income markets…”

Commentary provided by PNC Capital Advisors, LLC as of December 16, 2015

* Past performance is no guarantee of future results.

References to Fund performance throughout is the performance of Class I Shares.

Dear Shareholders:

We are pleased to present this semi-annual report for PNC Target Date Funds, PNC Equity Funds, PNC Fixed Income Funds and PNC Tax Exempt Bond Funds for the six months ended November 30, 2015 (the “semi-annual period”).

The semi-annual period was a challenging one for most of the PNC Funds, as volatility heightened and remained persistent in both the equity and fixed income markets amidst commodity price pressures, anticipation of the Federal Reserve’s (the “Fed”) monetary policy normalization, slowing global economic growth, currency dynamics and geopolitical tensions.

The broad equity markets generally declined during the semi-annual period, and, in turn, five of the thirteen PNC Equity Funds generated positive absolute returns, while eight achieved negative absolute returns during the same period. Also, notably, seven of the thirteen PNC Equity Funds either outperformed or closely tracked their respective benchmark indices. All five PNC Target Date Funds posted negative absolute returns during the semi-annual period, but four of the five outpaced their respective benchmark indices.

The broad taxable fixed income markets posted more modestly negative returns, while the tax-exempt fixed income markets generated moderately positive returns. In turn, all seven PNC Fixed Income Funds similarly posted negative absolute returns, and all four PNC Tax Exempt Bond Funds posted positive absolute returns. Each lagged its respective benchmark as shorter duration positioning relative to its benchmark hurt the majority of these Funds’ performance.

All that said, as always, we maintain a long-term perspective and remain disciplined in our investment strategies as we navigate the short-term waves of choppiness and uncertainty. We continue to believe that by offering the opportunity to diversify your investments among an array of equity, taxable and tax-exempt fixed income and retirement-oriented mutual funds, we may help you and/or your adviser fulfill your individual asset allocation objectives.

Following a synopsis of the major factors affecting the financial markets during the semi-annual period, you will find the financial statements and schedules of investments for each of the PNC Funds.

Economic Review

Volatility heightened in the capital markets during the semi-annual period, as global economic growth continued to struggle. Early in the fourth quarter of 2015, the International Monetary Fund revised its projections for 2015 world output lower to 3.1% due to slower U.S. growth during the first half of the year and continued weakness in the emerging markets. The weakness in the emerging markets was primarily impacted by the slowdown in China, the world’s second-largest economy. However, emerging market performance was also affected by stress from decelerating domestic economic growth, current account deficits, softness in local currencies relative to advanced economies, and inflation.

China is not in a recession in the traditional definition. However, the deceleration of the country’s annual economic growth rate has been significant, falling from around 12% in 2010 to approximately 7% during the semi-annual period. This deceleration pushed some countries dependent on Chinese investment into recession, particularly countries with commodity-exporting economies. Indeed, even among advanced economies, there are few that have not been impacted by the slowdown in

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

China. Canada, Australia, South Korea, New Zealand and even Germany are countries that export a large share of commodities and also have high commodity export exposure to China. Relative to the U.S. dollar, the currencies in those respective countries depreciated substantially as did real Gross Domestic Product (“GDP”) growth, with the exception of Germany, albeit still under increasing pressure from the slowdown in the emerging markets.

The Japanese economy also struggled to produce meaningful growth, with its annual growth rate of real GDP below 1%, primarily due to its trade relations with and proximity to China, despite its government pursuing structural reforms, fiscal stimulus and massive amounts of monetary stimulus. At the end of the semi-annual period, the yen was the most undervalued of the major global currencies, making Japanese corporations more competitive.

However, relative economic strength diverged and GDP growth in the advanced economies remained uneven due in part to continued global deleveraging and austerity. Economic progress in the Eurozone, while modest, strengthened. In an effort to spur further growth and in light of the increased market volatility and rising risks to the euro-area economy, the European Central Bank’s (“ECB”) asset purchasing program is set to continue at least through September 2016.

The U.S. was not immune to the global economic slowdown or to lower commodity prices but was one of the strongest of the developed economies. The U.S. economy strengthened from increased consumer spending and the improving housing market. Also, the unemployment rate declined to 5.0%, nearing the Fed’s long-run unemployment rate projection. Conversely, exports and business activity were weak, the former related to lower global demand and strength in the U.S. dollar and the latter impacted by developments in the energy sector. However, the Fed opted to delay the timing of interest rate normalization, or the start of its rate hikes, at its September 2015 meeting, citing concerns about downward pressure on inflation rates and then-recent global economic and financial market developments. The probability of rate hikes later in 2015 diminished following the September Fed discussion, but the October 2015 Fed statement contained hawkish language that reversed the dovish expectation for delayed rate hikes and the market “priced in” a December rate hike. On December 16, 2015, after the close of the semi-annual period, the Fed approved a quarter-point increase in its target funds rate. While the U.S. has begun monetary policy tightening, the Fed emphasized that the pacing of future rate hikes will be gradual and dependent on economic improvements.

Equities

U.S. equity markets, as measured by the Russell Investments’ Indices, struggled, posting mostly negative returns during the semi-annual period. Large cap stocks returned -0.85%; mid cap stocks returned -4.08%; and small cap stocks returned -3.21%. Internationally, equity market returns were generally modestly negative in local currency terms, but the stronger U.S. dollar negatively affected not only U.S. companies with operations in international markets but also international investments when converted to U.S. dollars. Developed international markets, as measured by the MSCI EAFE® Index, returned -7.21%, and emerging markets, as gauged by the MSCI Emerging Markets Index, posted a return of -17.48%, each in U.S. dollar terms.

Through much of the semi-annual period, equity market performance was volatile, with volatility actually reaching multi-year highs during the third quarter of 2015. Most of the damage during the third calendar quarter occurred in the emerging markets, though developed international equity indices and U.S. equities experienced corrections as well. In September 2015, global equity markets underwent the steepest price declines since late 2011; however, these markets rebounded in October 2015, as increasing signs of extended monetary policy accommodation by major central banks supported risk assets. Global equity market returns were then lackluster in November 2015, with the focus remaining on prospects of a U.S. interest rate increase and strengthening of the U.S. dollar. Specifically, U.S. equities rose slightly as banks were supported by the likelihood of higher interest rates and Eurozone equities outperformed other regions, supported by expectations that the ECB would announce further monetary policy easing in December 2015. Emerging markets lagged their developed counterparts, with the stronger U.S. dollar weighing on its currencies and renewed commodity price weakness driving weaker returns.

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

“The diverging outlook for monetary policy saw U.S. Treasury yields rise…” Commentary provided by PNC Capital Advisors, LLC as of December 16, 2015

Within U.S. equity markets, growth stocks bested value stocks during the semi-annual period in the large cap and mid cap segments, but value stocks edged out growth stocks among smaller cap stocks. In large cap, the Russell 1000® Growth Index gained 1.34%, while the Russell 1000® Value Index fell 3.08%. For small cap, the Russell 2000® Growth Index was down 3.48%, and the Russell 2000® Value Index depreciated 2.93%.

Fixed Income

The Barclays U.S. Aggregate Bond Index returned -0.12% for the semi-annual period, with the taxable fixed income markets experiencing similar volatility as the equity markets. Early in the semi-annual period, fixed income returns were generally lower, especially for longer-duration and credit-centric issues. During the third quarter of 2015, fixed income markets produced positive returns across most Treasuries and investment-grade sectors; however, widening credit spreads, or yield differentials to government bonds, negatively impacted returns across the high yield corporate bond sector. The U.S. Treasury yield curve flattened as shorter-term rates moved modestly higher in anticipation of possible Fed tightening, while yields on longer-term maturities fell. In October 2015, possible signs of marginal monetary policy accommodation by major central banks continued to support most fixed income sectors, but global government bond yields and currencies diverged. Yields increased across the U.S. Treasury curve, while credit spreads tightened across both investment grade and high yield issues. In November 2015, fixed income sectors experienced mostly negative returns, with high yield corporate bonds being the lowest performer due to widening credit spreads. Positive returns in November 2015 came from the financial segment of the investment-grade corporate bond sector, where credit spreads tightened modestly during the month, and from intermediate municipal bonds. The diverging outlook for monetary policy saw U.S. Treasury yields rise across the maturity spectrum, while those of government bonds in the Eurozone declined.

For the semi-annual period overall, the Barclays U.S. Treasury Index returned 0.08%. The yield curve flattened, as shorter-term interest rates increased more than longer-term interest rates. Two-year Treasury yields rose 0.33% to 0.94%, while 10-year Treasury yields increased by 0.09% to 2.21%. Long-term Treasury yields rose 0.10% to 2.98%. Treasury inflation protected securities (“TIPS”), as measured by the Barclays U.S. TIPS Index, posted a return of -1.96% during the semi-annual period, as both realized and expected measures of inflation remained pressured, due primarily to the decline in crude oil prices.

To compare, the Barclays U.S. Corporate Investment Grade Index returned -0.83% during the semi-annual period, and the Barclays U.S. Corporate High Yield Index returned -5.84%. Securitized bonds moderately outpaced U.S. Treasuries. The Barclays U.S. Mortgage-Backed Securities Fixed Rate Index rose 0.46%; the Asset-Backed Securities Index gained 0.30%; and the Commercial Mortgage-Backed Securities Index advanced 0.15% for the semi-annual period as a whole.

The tax-exempt bond market overall meaningfully outperformed the taxable fixed income market, remaining rather resilient amidst a semi-annual period marked by both equity and fixed income market volatility. The Barclays Municipal Bond Index returned 2.37% during the semi-annual period. An investor flight to the perceived safe haven of U.S. Treasuries and an inflation rate below 2% helped drive municipal bond returns. For investors focused on after-tax total return, the tax advantages that municipal securities offer provided a strong tailwind for investment in the sector, even amidst positively trending supply. From a fundamentals perspective, several states continued to work through the annual budgetary process, and Puerto Rico’s non-payment on appropriated debt illuminated an area of caution that many investors may not have traditionally considered.

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

Our View Ahead

We expect that many of the themes from 2015 will continue into 2016. We believe that diverging monetary policies, U.S. dollar strength, and pressures from the collapse in commodity prices will all contribute to greater volatility in the capital markets. We expect that global economic activity will remain sluggish as emerging markets struggle to stabilize amidst commodity supply/demand imbalances and retrenchment in global manufacturing, while U.S. dollar strength continues to drive capital outflows from emerging market countries.

Domestically, we expect the U.S. to grow at a modest rate with a real growth rate between 2.0% to 2.5%. The U.S. consumer should remain relatively healthy as long as there remains a balance between continued improvement in the under-employment rate, as labor force participation begins to rebound. Further accelerations in wage growth would also contribute to a stronger consumer picture. Finally, modest growth in the housing market and stability in the financial markets should help to keep household net worth and consumer confidence elevated, amidst lower energy prices.

We believe the recently passed 2016 Budget deal which expanded the debt ceiling through 2016 may allow for greater fiscal policy accommodation. Congress passed a $1.8 trillion spending and tax cut package effectively avoiding another government shutdown. After several years of fiscal retrenchment, the government sector of the U.S. economy may be additive to GDP growth.

A stabilization in commodity prices could contribute to improved capital spending conditions both in the U.S. and abroad. First, any increase in commodity prices, particularly crude oil, could help drive up consumer inflation to, or above the Federal Open Market Committee’s long-run projection of 2.0%. While the impact may be perceived as transitory, it could firm expectations for more activity in future monetary policy tightening and bring interest rates to more normal levels. Second, stable commodity prices may help many emerging market economies strengthen and moderate U.S. dollar strength against local currencies. This would also reduce headwinds for U.S. trade and investment returns in overseas capital markets.

As a whole, investors should expect capital markets to remain volatile and return expectations should be tempered once again. Domestic equity market index valuations are trading above long-term averages and profit margins are near cyclical peaks. From a technical perspective, several domestic indices are trading at or near all-time highs, and returns over the past few years have been above longer-term averages. We remain selective in the small-cap space with focus on long-term business fundamentals.

Developed international equity markets have the potential to outperform domestic markets on a local currency basis. Valuations are relatively less expensive compared to domestic markets and profit margins have room for further expansion as the economic environment improves. Our international equity team favors European and Japanese equities.

As it relates to emerging-market investing, we believe commodity-related markets (e.g., Brazil, Russia, etc.) and countries with trade imbalances pose the biggest risks. Policy makers are likely hamstrung by depreciating currencies and growth will remain subdued even as weaker currencies boost exports and improve current-account balances. A stronger dollar would serve as a risk of investing in international equities.

The Fed’s projections for the federal funds target rate at the end of 2016 implies four more rate hikes during the year. Market expectations are still well below the Fed’s projections and imply one or two increases during the year. We believe that the sluggish growth environment favors a slower pace of rate increases as compared to the Fed’s projections.

We believe the U.S. Treasury Yield curve is likely to flatten as short-term and intermediate rates rise, while longer-term Treasuries remain somewhat anchored by longer-term inflation expectations. Quantitative easing in international markets and demand from U.S. corporate pension plans are likely to keep longer-term rates anchored where they are.

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

“…the sluggish growth environment favors a slower pace of rate increases…” Commentary provided by PNC Capital Advisors, LLC as of December 16, 2015

In all asset classes, we believe individual security selection and careful sector allocation decisions will be key to performance going forward.

We thank you for being a part of the PNC Funds and for maintaining a long-term perspective as a basic tenet of your investment approach. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Mark McGlone	Jennifer E. Spratley
President and Chief Investment Officer	President
PNC Capital Advisors, LLC	PNC Funds

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Funds’ trading intent.

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P N C  F u n d s

A B B R E V I A T I O N S  A N D  D E F I N I  T I O N S  F O R  S C H E D U L E S  O F

I N V E S T M E N T S  A N D  F I N A N C I A L  S T A T E M E N T S

Schedules of Investments:

ADR — American Depositary Receipt

AGM — Assured Guaranty Municipal

AMBAC — Ambac Assurance Corporation

BAN — Bond Anticipation Note

Cl — Class

DE — Developed Equity

ETF — Exchange-Traded Fund

ETM — Escrowed to Maturity

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GMTN — Global Multi-Currency Notes

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NATL-RE — National Public Finance Guaranty Corporation

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

RB — Revenue Bond

REIT — Real Estate Investment Trust

SBPA — Standby Bond Purchase Agreement

STRB — Special Tax Revenue Bond

ULC — Unlimited Liability Corporation

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2015, and the date shown is the next reset or put date.

Financial Statements:

— Amounts designated as “—”are either zero or rounded to zero.

See Notes to Financial Statements.

P N C  T a r g e t  D a t e  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S

( U n a u d i t e d )

The tables below present portfolio holdings as a percentage of total investments before collateral for loaned securities for each of the PNC Target Date Funds as of November 30, 2015.

Retirement Income Fund

Fixed Income Funds	55.5%
Domestic Equity Funds	22.6
Money Market Fund	13.5
International Equity Funds	6.6
Real Estate Fund	1.8
100.0%

Target 2020 Fund

Fixed Income Funds	46.3%
Domestic Equity Funds	30.3
International Equity Funds	10.5
Money Market Fund	6.3
Real Estate Fund	4.0
Commodity Fund	2.6
100.0%

Target 2030 Fund

Domestic Equity Funds	45.0%
Fixed Income Funds	26.1
International Equity Funds	17.6
Money Market Fund	4.3
Real Estate Fund	4.0
Commodity Fund	3.0
100.0%

Target 2040 Fund

Domestic Equity Funds	55.0%
International Equity Funds	21.9
Fixed Income Funds	12.5
Money Market Fund	4.0
Real Estate Fund	3.6
Commodity Fund	3.0
100.0%

Target 2050 Fund

Domestic Equity Funds	58.5%
International Equity Funds	23.1
Fixed Income Funds	7.2
Money Market Fund	5.1
Real Estate Fund	3.3
Commodity Fund	2.8
100.0%

P N C T a r g e t D a t e F u n d s
E X P L A N A T I O N O F E X P E N S E T A B L E S ( U n a u d i t e d )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which are described in the Prospectus. If these transactional costs were included, your costs would be higher. The “Annualized Expense Ratio” reflects the actual expenses, net of fee waivers, where applicable, for the six-month period June 1, 2015 to November 30, 2015. The “Annualized Expense Ratio” does not reflect Acquired Fund Fees and Expenses. If Acquired Fund Fees and Expenses were included, expenses would be higher.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire six-month period (June 1, 2015 to November 30, 2015).

The Expense Table for your Fund illustrates your Fund’s costs in two ways.

●

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

●

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/15	Ending Account Value 11/30/15	Annual- ized Expense Ratio	Expenses Paid During Period(1)

	Retirement Income Fund
Actual
Class I	$1,000.00	$992.36	0.11%	$0.55
Hypothetical(2)
Class I	1,000.00	1,024.45	0.11	0.56

	Target 2020 Fund
Actual
Class I	$1,000.00	$983.45	0.11%	$0.55
Hypothetical(2)
Class I	1,000.00	1,024.45	0.11	0.56

	Target 2030 Fund
Actual
Class I	$1,000.00	$976.76	0.11%	$0.54
Hypothetical(2)
Class I	1,000.00	1,024.45	0.11	0.56

	Beginning Account Value 06/01/15	Ending Account Value 11/30/15	Annual- ized Expense Ratio	Expenses Paid During Period(1)

	Target 2040 Fund
Actual
Class I	$1,000.00	$975.47	0.11%	$0.54
Class T	1,000.00	970.97	0.12	0.57
Hypothetical(2)
Class I	1,000.00	1,024.45	0.11	0.56
Class T	1,000.00	1,024.42	0.12	0.59

	Target 2050 Fund
Actual
Class I	$1,000.00	$978.04	0.11%	$0.53
Class T	1,000.00	1,013.62	0.61	3.07
Hypothetical(2)
Class I	1,000.00	1,024.47	0.11	0.54
Class T	1,000.00	1,021.96	0.61	3.08

(1)

Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

(2)	Assumes annual return of 5% before expenses.

P N C T a r g e t D a t e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 5 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Retirement Income Fund(1)
	Class I
	2015*	2015	2014	2013(2)
Net Asset Value, Beginning of Period	$10.52	$10.73	$10.24	$ 10.00

Net Investment Income (Loss)(3)(4)	0.07	0.15	0.12	0.10
Capital gain distributions received from affiliated investments(3)	–	0.02	–**	0.04
Realized and Unrealized Gain (Loss) on Investments	(0.15)	0.18	0.56	0.24

Total from Investment Operations	(0.08)	0.35	0.68	0.38

Dividends from Net Investment Income	(0.16)	(0.22)	(0.13)	(0.14)
Distributions from Net Realized Gains	–	(0.34)	(0.06)	–

Total Distributions	(0.16)	(0.56)	(0.19)	(0.14)

Net Asset Value, End of Period	$10.28	$10.52	$10.73	$ 10.24

Total Return	(0.76)%	3.28%	6.67%	3.85%

Ratios/Supplemental Data
Net Assets End of Period (000)	$ 1,908	$ 2,617	$ 1,107	$ 1,038
Ratio of Expenses to Average Net Assets(5)	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.37%	1.45%	1.11%	1.54%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)(5)	5.80%	6.83%	3.39%	12.55%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(4.32)%	(5.27)%	(2.17)%	(10.90)%
Portfolio Turnover Rate	86%	194%	318%	0%

* For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

** Amount represents less than $0.005 per share.

(1)	At November 30, 2015, net assets of the T Shares represented initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented.

(2)	Class I commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.

(3)	Per share data calculated using average shares outstanding method.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

P N C T a r g e t D a t e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 5 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Target 2020 Fund(1)
	Class I
	2015*	2015	2014	2013(2)
Net Asset Value, Beginning of Period	$11.48	$11.17	$10.45	$ 10.00

Net Investment Income (Loss)(3)(4)	0.08	0.15	0.17	0.12
Capital gain distributions received from affiliated investments(3)	–	0.01	0.01	0.05
Realized and Unrealized Gain (Loss) on Investments	(0.27)	0.33	0.77	0.41

Total from Investment Operations	(0.19)	0.49	0.95	0.58

Dividends from Net Investment Income	–	(0.14)	(0.12)	(0.13)
Distributions from Net Realized Gains	–	(0.04)	(0.11)	–

Total Distributions	–	(0.18)	(0.23)	(0.13)

Net Asset Value, End of Period	$11.29	$11.48	$11.17	$ 10.45

Total Return	(1.66)%	4.47%	9.19%	5.89%

Ratios/Supplemental Data
Net Assets End of Period (000)	$ 4,928	$ 3,552	$ 1,156	$ 1,059
Ratio of Expenses to Average Net Assets(5)	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.47%	1.35%	1.60%	1.77%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)(5)	3.33%	5.58%	9.21%	12.47%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(1.75)%	(4.12)%	(7.50)%	(10.59)%
Portfolio Turnover Rate	14%	124%	9%	0%

*   For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

(1)	At November 30, 2015, net assets of the T Shares represented initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented.

(2)	Class I commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
(3)	Per share data calculated using average shares outstanding method.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

	Target 2030 Fund(1)
	Class I
	2015 *	2015	2014	2013(2)
Net Asset Value, Beginning of Period	$12.48	$11.89	$10.69	$ 10.00
Net Investment Income (Loss)(3)(4)	0.10	0.17	0.18	0.11
Capital gain distributions received from affiliated investments(3)	–	0.02	0.01	0.03
Realized and Unrealized Gain (Loss) on Investments	(0.39)	0.55	1.16	0.66
Total from Investment Operations	(0.29)	0.74	1.35	0.80
Dividends from Net Investment Income	–	(0.15)	(0.12)	(0.11)
Distributions from Net Realized Gains	–	–	(0.03)	–
Total Distributions	–	(0.15)	(0.15)	(0.11)
Net Asset Value, End of Period	$12.19	$12.48	$11.89	$ 10.69

Total Return	(2.32)%	6.27%	12.74%	8.12%
Ratios/Supplemental Data
Net Assets End of Period (000)	$ 5,842	$4,110	$1,601	$ 1,205
Ratio of Expenses to Average Net Assets(5)	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.58%	1.40%	1.63%	1.55%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)(5)	2.91%	4.66%	7.83%	12.32%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(1.22)%	(3.15)%	(6.09)%	(10.66)%
Portfolio Turnover Rate	13%	70%	5%	0%

* For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

(1)	At November 30, 2015, net assets of the T Shares represented initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented.

(2)	Class I commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
(3)	Per share data calculated using average shares outstanding method.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. (5) Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

P N C T a r g e t D a t e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 5 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1, u n l e s s o t h e r w i s e i n d i c a t e d

Target 2040 Fund
Class I	Class T
201	5*	201	5	201	4	2013(1)	2015*(2)
Net Asset Value, Beginning of Period	$13.05	$12.25	$10.87	$10.00	$13.09
Net Investment Income(3)(4)	0.09	0.16	0.17	0.10	0.09
Capital gain distributions received from affiliated investments(3)	–	0.02	0.01	0.02	–
Realized and Unrealized Gain (Loss) on Investments	(0.41)	0.79	1.41	0.84	(0.47)
Total from Investment Operations	(0.32)	0.97	1.59	0.96	(0.38)
Dividends from Net Investment Income	–	(0.17)	(0.13)	(0.09)	–
Distributions from Net Realized Gains	–	–	(0.08)	–	–
Total Distributions	–	(0.17)	(0.21)	(0.09)	–
Net Asset Value, End of Period	$12.73	$13.05	$12.25	$10.87	$12.71

Total Return	(2.45)%	8.00%	14.72%	9.74%	(2.90)%
Ratios/Supplemental Data
Net Assets End of Period (000)	$2,693	$2,409	$ 1,259	$1,097	$ 1
Ratio of Expenses to Average Net Assets(5)	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.24%	1.52%	1.42%	1.36%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)(5)	5.64%	6.46%	8.79%	12.34%	5.77%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(4.12)%	(5.11)%	(7.16)%	(10.81)%	(4.29)%
Portfolio Turnover Rate	20%	103%	7%	0%	20%

*   For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

(1) Class	I commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2) Class	T commenced operations on April 28, 2015. Prior to September 2, 2015, net assets of this share class represented seed capital; therefore, no information is presented for the prior fiscal year.

(3) Per	share data calculated using average shares outstanding method.

(4) Recognition	of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5) Does	not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

Target 2050 Fund
Class I	Class T
201	5*	201	5	201	4	2013(1)	201	5*	2015(2)
Net Asset Value, Beginning of Period	$13.21	$12.41	$10.93	$10.00	$ 13.22	$13.31
Net Investment Income(3)(4)	0.07	0.18	0.17	0.10	0.07	–**
Capital gain distributions received from affiliated investments(3)	–	0.03	0.01	0.01	–	–
Realized and Unrealized Gain (Loss) on Investments	(0.36)	0.76	1.49	0.91	0.11	(0.09)
Total from Investment Operations	(0.29)	0.97	1.67	1.02	0.18	(0.09)
Dividends from Net Investment Income	–	(0.17)	(0.13)	(0.09)	–	–
Distributions from Net Realized Gains	–	–	**	(0.06)	–	–	–
Total Distributions	–	(0.17)	(0.19)	(0.09)	–	–
Net Asset Value, End of Period	$12.92	$13.21	$12.41	$10.93	$ 13.40	$13.22

Total Return	(2.20)%	7.88%	15.41%	10.28%	1.36%	(0.68)%
Ratios/Supplemental Data
Net Assets End of Period (000)	$811	$1,729	$ 1,350	$ 1,164	$ –(5)	$5
Ratio of Expenses to Average Net Assets(6)	0.11%	0.11%	0.11%	0.11%	0.61%	0.65%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.15%	1.37%	1.48%	1.38%	1.04%	(0.28)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)(6)	17.52%	7.95%	9.27%	12.00%	19.48%	5.81%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(16.26)%	(6.47)%	(7.68)%	(10.51)%	(17.83)%	(5.44)%
Portfolio Turnover Rate	37%	52%	7%	0%	37%	52%

*   For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

**   Amount represents less than $0.005 per share.

(1) Class	I commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2) Class	T commenced operations on April 28, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

(3) Per	share data calculated using average shares outstanding method.

(4) Recognition	of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5) At	November 30, 2015, net assets of the T Shares of the Target 2050 Fund represented initial seed capital.

(6) Does	not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

P N C  R e t i r e m e n t  I n c o m e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 95.4%
Domestic Equity Funds — 18.2%
PNC Large Cap Growth Fund,
Class I Shares†	3,833	$114
PNC Large Cap Value Fund,
Class I Shares†	5,237	114
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	1,411	31
PNC S&P 500 Index Fund,
Class I Shares†	3,460	57
PNC Small Cap Fund,
Class I Shares†	1,331	31

		347

Fixed Income Funds — 55.6%
Eaton Vance Floating-Rate Fund	2,892	25
PNC Bond Fund,
Class I Shares†	41,050	428
PNC High Yield Bond Fund,
Class I Shares†	6,553	47
PNC Limited Maturity Bond Fund,
Class I Shares†	42,180	428
Vanguard Inflation-Protected Securities Fund	5,185	133

		1,061

International Equity Funds — 6.2%
PNC International Equity Fund,
Class I Shares†	4,980	95
Vanguard Emerging Markets Stock Index Fund	853	24

		119

Money Market Fund — 13.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.051%† (A)	258,710	259

Real Estate Fund — 1.8%
Vanguard REIT Index Fund	305	34

Total Mutual Funds
(Cost $1,775)		1,820

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 4.9%
Domestic Equity Funds — 4.5%
iShares Dow Jones Select Dividend Index Fund†	372	$29
SPDR® S&P® Dividend ETF	367	29
WisdomTree LargeCap Dividend Fund	394	28

		86

International Equity Funds — 0.4%
iShares MSCI EAFE Small Cap Index Fund†	73	3
Vanguard FTSE All World ex-US Small-Cap ETF	40	4

		7

Total Exchange-Traded Funds
(Cost $75)		93

TOTAL INVESTMENTS — 100.3%
(Cost $1,850)**		1,913

Other Assets & Liabilities – (0.3)%		(5)

TOTAL NET ASSETS — 100.0%		$1,908

**	Aggregate cost for Federal income tax purposes is (000) $1,853.

Gross unrealized appreciation (000)	$64
Gross unrealized depreciation (000)	(4)
Net unrealized appreciation (000)	$60

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$93	$–	$–	$93

Mutual Funds	1,820	–	–	1,820

Total Assets - Investments in Securities	$1,913	$–	$–	$1,913

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C  T a r g e t  2 0 2 0  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 90.7%
Domestic Equity Funds — 24.1%
PNC Large Cap Growth Fund,
Class I Shares†	13,255	$393
PNC Large Cap Value Fund,
Class I Shares†	18,065	394
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	4,682	102
PNC S&P 500 Index Fund,
Class I Shares†	11,964	196
PNC Small Cap Fund,
Class I Shares†	4,381	102

		1,187

Fixed Income Funds — 46.4%
Eaton Vance Floating-Rate Fund	10,931	93
PNC Bond Fund,
Class I Shares†	108,785	1,134
PNC High Yield Bond Fund,
Class I Shares†	20,289	147
PNC Limited Maturity Bond Fund,
Class I Shares†	55,849	566
Vanguard Inflation-Protected Securities Fund	13,440	345

		2,285

International Equity Funds — 9.9%
PNC International Equity Fund,
Class I Shares†	20,685	396
Vanguard Emerging Markets Stock Index Fund	3,381	95

		491

Money Market Fund — 6.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.051%† (A)	312,608	313

Real Estate Fund — 4.0%
Vanguard REIT Index Fund	1,750	197

Total Mutual Funds
(Cost $4,454)		4,473

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 9.5%
Commodity Fund — 2.6%
PowerShares DB Commodity Index Tracking Fund*	8,936	$127

Domestic Equity Funds — 6.3%
iShares Dow Jones Select Dividend Index Fund†	1,346	103
SPDR® S&P® Dividend ETF	1,328	103
WisdomTree LargeCap Dividend Fund	1,431	104

		310

International Equity Funds — 0.6%
iShares MSCI EAFE Small Cap Index Fund†	297	15
Vanguard FTSE All World ex-US Small-Cap ETF	156	15

		30

Total Exchange-Traded Funds
(Cost $476)		467

TOTAL INVESTMENTS — 100.2%
(Cost $4,930)**		4,940

Other Assets & Liabilities – (0.2)%		(12)

TOTAL NET ASSETS — 100.0%		$4,928

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $4,942.

Gross unrealized appreciation (000)	$82
Gross unrealized depreciation (000)	(84)
Net unrealized depreciation (000)	$(2)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A) The	rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:
Exchange-Traded Funds	$467	$–	$–	$467
Mutual Funds	4,473	–	–	4,473

Total Assets - Investments in Securities	$4,940	$–	$–	$4,940

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C  T a r g e t  2 0 3 0  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 86.0%
Domestic Equity Funds — 36.0%
PNC Large Cap Growth Fund,
Class I Shares†	23,503	$696
PNC Large Cap Value Fund,
Class I Shares†	32,017	698
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	8,230	179
PNC S&P 500 Index Fund,
Class I Shares†	21,227	348
PNC Small Cap Fund,
Class I Shares†	7,717	181

		2,102

Fixed Income Funds — 26.1%
Eaton Vance Floating-Rate Fund	12,199	104
PNC Bond Fund,
Class I Shares†	99,461	1,036
PNC High Yield Bond Fund,
Class I Shares†	22,391	163
PNC Limited Maturity Bond Fund,
Class I Shares†	8,600	87
Vanguard Inflation-Protected Securities Fund	5,194	133

		1,523

International Equity Funds — 15.6%
PNC International Equity Fund,
Class I Shares†	36,636	701
Vanguard Emerging Markets Stock Index Fund	7,410	209

		910

Money Market Fund — 4.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.051%† (A)	252,676	253

Real Estate Fund — 4.0%
Vanguard REIT Index Fund	2,072	233

Total Mutual Funds
(Cost $4,930)		5,021

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 13.9%
Commodity Fund — 3.0%
PowerShares DB Commodity Index Tracking Fund*	12,212	$173

Domestic Equity Funds — 8.9%
iShares Dow Jones Select Dividend Index Fund†	2,271	175
SPDR® S&P® Dividend ETF	2,239	174
WisdomTree LargeCap Dividend Fund	2,412	175

		524

International Equity Funds — 2.0%
iShares MSCI EAFE Small Cap Index Fund†	1,161	58
Vanguard FTSE All World ex-US Small-Cap ETF	616	59

		117

Total Exchange-Traded Funds
(Cost $824)		814

TOTAL INVESTMENTS — 99.9%
(Cost $5,754)**		5,835

Other Assets & Liabilities – 0.1%		7

TOTAL NET ASSETS — 100.0%		$5,842

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $5,749.

Gross unrealized appreciation (000)	$200
Gross unrealized depreciation (000)	(114)

Net unrealized appreciation (000)	$86

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A) The	rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:
Exchange-Traded Funds	$814	$–	$–	$814
Mutual Funds	5,021	–	–	5,021

Total Assets - Investments in Securities	$5,835	$–	$–	$5,835

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C  T a r g e t  2 0 4 0  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 84.3%
Domestic Equity Funds — 44.9%
PNC Large Cap Growth Fund,
Class I Shares†	13,530	$401
PNC Large Cap Value Fund,
Class I Shares†	18,441	402
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	4,726	103
PNC S&P 500 Index Fund,
Class I Shares†	12,221	200
PNC Small Cap Fund,
Class I Shares†	4,429	103

		1,209

Fixed Income Funds — 12.5%
Eaton Vance Floating-Rate Fund	3,108	27
PNC Bond Fund,
Class I Shares†	24,458	255
PNC High Yield Bond Fund,
Class I Shares†	5,533	40
Vanguard Inflation-Protected Securities Fund	626	16

		338

International Equity Funds — 19.2%
PNC International Equity Fund,
Class I Shares†	20,806	399
Vanguard Emerging Markets Stock Index Fund	4,240	119

		518

Money Market Fund — 4.1%
PNC Advantage Institutional Money Market
Fund, Institutional Shares
0.051%† (A)	109,083	109

Real Estate Fund — 3.6%
Vanguard REIT Index Fund	859	97

Total Mutual Funds
(Cost $2,177)		2,271

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 15.7%
Commodity Fund — 3.0%
PowerShares DB Commodity Index
Tracking Fund*	5,623	$80

Domestic Equity Funds — 10.1%
iShares Dow Jones Select Dividend Index Fund†	1,186	91
SPDR® S&P® Dividend ETF	1,171	91
WisdomTree LargeCap Dividend Fund	1,255	91

		273

International Equity Funds — 2.6%
iShares MSCI EAFE Small Cap Index Fund†	697	35
Vanguard FTSE All World ex-US Small-Cap ETF	369	35

		70

Total Exchange-Traded Funds
(Cost $402)		423

TOTAL INVESTMENTS — 100.0%
(Cost $2,579)**		2,694

Other Assets & Liabilities – 0.0%		–

TOTAL NET ASSETS — 100.0%		$2,694

*	Non-income producing security.
** Aggregate	cost for Federal income tax purposes is (000) $2,571.

Gross unrealized appreciation (000)	$166
Gross unrealized depreciation (000)	(43)
Net unrealized appreciation (000)	$123

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$423	$–	$–	$423

Mutual Funds	2,271	–	–	2,271

Total Assets - Investments in Securities	$2,694	$–	$–	$2,694

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C  T a r g e t   2 0 5 0   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,   2 0 1 5  ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 84.3%
Domestic Equity Funds — 48.0%
PNC Large Cap Growth Fund,
Class I Shares†	4,368	$129
PNC Large Cap Value Fund,
Class I Shares†	5,868	128
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	1,549	34
PNC S&P 500 Index Fund,
Class I Shares†	3,895	64
PNC Small Cap Fund,
Class I Shares†	1,471	34

		389

Fixed Income Funds — 7.3%
Eaton Vance Floating-Rate Fund	560	5
PNC Bond Fund,
Class I Shares†	4,152	43
PNC High Yield Bond Fund,
Class I Shares†	1,109	8
Vanguard Inflation-Protected Securities Fund	126	3

		59

International Equity Funds — 20.6%
PNC International Equity Fund,
Class I Shares†	6,663	128
Vanguard Emerging Markets Stock Index Fund	1,390	39

		167

Money Market Fund — 5.1%
PNC Advantage Institutional Money Market
Fund, Institutional Shares
0.051%† (A)	41,778	42

Real Estate Fund — 3.3%
Vanguard REIT Index Fund	239	27

Total Mutual Funds
(Cost $641)		684

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 16.6%
Commodity Fund — 2.9%
PowerShares DB Commodity Index
Tracking Fund*	1,647	$23

Domestic Equity Funds — 10.9%
iShares Dow Jones Select Dividend Index Fund†	383	29
SPDR® S&P® Dividend ETF	379	30
WisdomTree LargeCap Dividend Fund	409	30

		89

International Equity Funds — 2.8%
iShares MSCI EAFE Small Cap Index Fund†	221	11
Vanguard FTSE All World ex-US Small-Cap ETF	117	11

		22

Total Exchange-Traded Funds
(Cost $120)		134

TOTAL INVESTMENTS — 100.9%
(Cost $761)**		818

Other Assets & Liabilities – (0.9)%		(7)

TOTAL NET ASSETS — 100.0%		$811

*	Non-income producing security.
** Aggregate	cost for Federal income tax purposes is (000) $751.

Gross unrealized appreciation (000)	$76
Gross unrealized depreciation (000)	(9)
Net unrealized appreciation (000)	$67

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$134	$–	$–	$134

Mutual Funds	684	–	–	684

Total Assets - Investments in Securities	$818	$–	$–	$818

There were no transfers between Levels during the the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C  T a r g e t  D a t e  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 5   ( U n a u d i t e d )

	Retirement Income Fund	Target 2020 Fund	Target 2030 Fund

ASSETS
Investments in non-affiliates at value	$277	$1,079	$1,260
Investments in affiliates at value	1,636	3,861	4,575

Total Investments at value	1,913	4,940	5,835

Receivable for shares of beneficial interest issued	–	2	3
Dividends and interest receivable	2	4	3
Receivable from Adviser	11	13	13
Prepaid expenses	13	17	18

Total Assets	1,939	4,976	5,872

LIABILITIES
Payable for shares of beneficial interest redeemed	–	19	–
Administration fees payable	4	4	4
Custodian fees payable	6	4	4
Transfer agent fees payable	5	5	5
Trustees’ fees payable	3	4	4
Other liabilities	13	12	13

Total Liabilities	31	48	30

TOTAL NET ASSETS	$1,908	$4,928	$5,842

Investments in non-affiliates at cost	$261	$1,114	$1,314
Investments in affiliates at cost	1,589	3,816	4,440

Total Investments at cost	$1,850	$4,930	5,754

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$1,802	$4,809	$5,577
Undistributed (Distributions in Excess of ) Net Investment Income	(14)	45	55
Accumulated Net Realized Gain (Loss) on Investments	57	64	129
Net Unrealized Appreciation/Depreciation on Investments	63	10	81

Total Net Assets	$1,908	$4,928	$5,842

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$1,907,508	$4,927,735	$5,842,452

Class I shares outstanding	185,523	436,429	479,434

Net Asset Value, Offering and Redemption Price Per Share	$10.28	$11.29	$12.19

Net assets applicable to Class T(1)	$10.08	$9.79	$9.81

Class T shares outstanding	0.960	0.865	0.795

Net Asset Value and Redemption Price Per Share	$10.50	$11.32	$12.34

Maximum Offering Price Per Share(2)	$10.88	$11.73	$12.79

Maximum Sales Charge Per Share	3.50%	3.50%	3.50%

(1)	At November 30, 2015, net assets of the T Shares represented initial seed capital. There was no other shareholder activity in this share class during the reporting period.

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

See Notes to Financial Statements.

	Target 2040 Fund	Target 2050 Fund

ASSETS
Investments in non-affiliates at value	$556	$168
Investments in affiliates at value	2,138	650

Total Investments at value	2,694	818

Receivable for shares of beneficial interest issued	1	1
Dividends and interest receivable	1	–
Receivable from Adviser	11	11
Prepaid expenses	14	12

Total Assets	2,721	842

LIABILITIES
Administration fees payable	4	4
Custodian fees payable	4	4
Transfer agent fees payable	4	4
Trustees’ fees payable	4	4
Other liabilities	11	15

Total Liabilities	27	31

TOTAL NET ASSETS	$2,694	$811

Investments in non-affiliates at cost	$563	$161
Investments in affiliates at cost	2,016	600

Total Investments at cost	$2,579	$761

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$2,381	$477
Undistributed (Distributions in Excess of ) Net Investment Income	23	9
Accumulated Net Realized Gain (Loss) on Investments	175	268
Net Unrealized Appreciation/Depreciation on Investments	115	57

Total Net Assets	$2,694	$811

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$2,692,621	$810,495

Class I shares outstanding	211,515	62,730

Net Asset Value, Offering and Redemption Price Per Share	$12.73	$12.92

Net assets applicable to Class T(2)	$1,525	$10.06

Class T shares outstanding	120	0.751

Net Asset Value and Redemption Price Per Share	$12.71	$13.40

Maximum Offering Price Per Share(2)	$13.17	$13.89

Maximum Sales Charge Per Share	3.50%	3.50%

(1)	At November 30, 2015, net assets of the T Shares of the Target 2050 Fund represented initial seed capital.

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

See Notes to Financial Statements.

P N C  T a r g e t  D a t e  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x - M o n t h  P e r i o d  E n d e d  N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Retirement Income Fund	Target 2020 Fund
Investment Income:
Dividends from unaffiliated investments	$5	$ 8
Dividends from affiliated investments(1)	12	26
Total Investment Income	17	34
Expenses:
Administration fees	18	18
Transfer agent fees	9	9
Custodian fees	7	7
Professional fees	10	14
Printing and shareholder reports	5	5
Registration and filing fees	11	11
Trustees’ fees	4	6
Miscellaneous	1	2
Total Expenses	65	72
Less:
Adviser expense reimbursement(1)	(64)	(70)
Net Expenses	1	2
Net Investment Income (Loss)	16	32
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments sold	(1)	(8)
Net realized gain (loss) on affiliated investments sold(1)	6	(3)
Net change in unrealized appreciation/depreciation on unaffiliated investments	(4)	(46)
Net change in unrealized appreciation/depreciation on affiliated investments	(16)	(47)
Net Gain (Loss) on Investments	(15)	(104)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1	$ (72)

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Target 2030 Fund	Target 2040 Fund	Target 2050 Fund

$14	$6	$4
29	11	2
43	17	6

18	18	18
9	9	9
7	7	7
14	11	9
65	9
12	11	11
7	4	3
3	1	–
76	66	66

(73)	(65)	(66)
3	1	–
40	16	6

(14)	(7)	4
4	26	98
(77)	(36)	(20)
(61)	(52)	(109)
(148)	(69)	(27)
$(108)	$(53)	$(21)

See Notes to Financial Statements.

P N C  T a r g e t  D a t e  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S   ( 0 0 0 )  ( U n a u d i t e d )

	Retirement Income Fund		Target 2020 Fund
	For the Six-Month Period Ended November 30, 2015	For the Year Ended May 31, 2015	For the Six-Month Period Ended November 30, 2015	For the Year Ended May 31, 2015
Investment Activities:
Net investment income (loss)	$16	$30	$32	$27
Net realized gain (loss) on investments sold and capital gain distributions received from affiliated investments	5	59	(11)	74
Net change in unrealized appreciation/depreciation on investments	(20)	(6)	(93)	(5)
Net increase (decrease) in net assets resulting from operations	1	83	(72)	96
Dividends to Shareholders:
Dividends from net investment income:
Class I	(32)	(38)	–	(18)
Distributions from net realized gains:
Class I	–	(155)	–	(6)
Total dividends and distributions	(32)	(193)	–	(24)
Share Transactions:
Proceeds from shares issued:
Class I	1,750	5,941	1,899	4,042
Class T	–	–	–	–
Reinvestment of dividends and distributions:
Class I	32	194	–	24
Total proceeds from shares issued and reinvested	1,782	6,135	1,899	4,066
Value of shares redeemed:
Class I	(2,460)	(4,515)	(451)	(1,742)
Class T	–	–	–	–
Total value of shares redeemed	(2,460)	(4,515)	(451)	(1,742)
Increase (decrease) in net assets from share transactions	(678)	1,620	1,448	2,324
Total increase (decrease) in net assets	(709)	1,510	1,376	2,396
Net Assets:
Beginning of period	2,617	1,107	3,552	1,156
End of period*	$1,908	$2,617	$4,928	$3,552

*Including undistributed (distributions in excess of ) net investment income	$(14)	$2	$45	$13

See Notes to Financial Statements.

Target 2030 Fund		Target 2040 Fund		Target 2050 Fund
For the Six-Month Period Ended November 30, 2015	For the Year Ended May 31, 2015	For the Six-Month Period Ended November 30, 2015	For the Year Ended May 31, 2015	For the Six-Month Period Ended November 30, 2015	For the Year Ended May 31, 2015

$40	$36	$16	$21	$6	$20
(10)	140	19	154	102	162
(138)	3	(88)	(21)	(129)	(66)
(108)	179	(53)	154	(21)	116

–	(27)	–	(17)	–	(19)

–	–	–	–	–	(1)
–	(27)	–	(17)	–	(20)

2,217	3,254	798	2,167	288	511
–	–	2	–	–	5

–	27	–	18	–	19
2,217	3,281	800	2,185	288	535

(377)	(924)	(462)	(1,172)	(1,185)	(247)
–	–	–	–	(5)	–
(377)	(924)	(462)	(1,172)	(1,190)	(247)
1,840	2,357	338	1,013	(902)	288
1,732	2,509	285	1,150	(923)	384

4,110	1,601	2,409	1,259	1,734	1,350
$5,842	$4,110	$2,694	$2,409	$811	$1,734

$55	$15	$23	$7	$9	$3

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S

( U n a u d i t e d )

31

The tables below present portfolio holdings as a percentage of total investments before collateral for loaned securities for each of the PNC Equity Funds as of November 30, 2015.

Balanced Allocation Fund

Common Stocks	35.1%
Corporate Bonds	13.8
Exchange-Traded Funds	13.5
Foreign Common Stocks	11.3
U.S. Government Agency Mortgage-Backed Obligations	10.0
U.S. Treasury Obligations	9.9
Money Market Fund	3.4
Asset-Backed Securities	2.7
Transportation Revenue Bond	0.2
Master Limited Partnership	0.1
100.0%

International Equity Fund

Germany	15.4%
United Kingdom	14.7
Japan	13.8
Sweden	6.5
France	6.1
Norway	3.5
Switzerland	3.5
Hong Kong	3.3
Twenty-one other countries	28.4
Money Market Fund	4.8
100.0%

Large Cap Core Fund

Information Technology	17.7%
Financials	16.4
Consumer Discretionary	15.3
Industrials	13.6
Healthcare	13.0
Consumer Staples	9.9
Energy	4.4
Materials	3.9
Utilities	2.4
Telecommunication Services	1.6
Exchange-Traded Fund	1.2
Money Market Fund	0.6
100.0%

Large Cap Growth Fund

Information Technology	25.2%
Consumer Discretionary	22.8
Healthcare	13.9
Industrials	13.1
Consumer Staples	11.2
Financials	5.0
Materials	4.3
Money Market Fund	2.1
Energy	1.5
Telecommunication Services	0.9
100.0%

Large Cap Value Fund

Financials	28.9%
Industrials	11.2
Energy	10.8
Information Technology	10.6
Healthcare	10.1
Consumer Discretionary	8.1
Consumer Staples	7.7
Utilities	5.1
Materials	3.6
Telecommunication Services	2.4
Exchange-Traded Fund	1.3
Money Market Fund	0.2
100.0%

Mid Cap Fund

Financials	31.1%
Consumer Discretionary	19.6
Information Technology	18.5
Industrials	18.0
Consumer Staples	4.3
Money Market Fund	3.4
Energy	3.0
Healthcare	2.1
100.0%

Mid Cap Index Fund

Financials	24.7%
Information Technology	15.9
Industrials	15.5
Consumer Discretionary	12.8
Healthcare	9.3
Materials	7.1
Utilities	4.5
Consumer Staples	4.1
Energy	3.6
Exchange-Traded Fund	1.4
Money Market Fund	0.9
Telecommunication Services	0.2
100.0%

Multi-Factor Small Cap Core Fund

Financials	26.4%
Information Technology	17.1
Healthcare	15.3
Industrials	13.3
Consumer Discretionary	10.3
Materials	5.7
Consumer Staples	3.0
Money Market Fund	2.8
Utilities	2.5
Master Limited Partnerships	2.2
Energy	0.9
Telecommunication Services	0.5
100.0%

Multi-Factor Small Cap Growth Fund

Healthcare	24.6%
Information Technology	23.1
Industrials	13.0
Consumer Discretionary	12.5
Financials	11.4
Materials	6.4
Money Market Fund	4.1
Consumer Staples	2.5
Telecommunication Services	1.4
Energy	1.0
100.0%

Multi-Factor Small Cap Value Fund

Financials	43.1%
Industrials	11.2
Information Technology	10.2
Consumer Discretionary	9.6
Utilities	7.3
Healthcare	5.5
Consumer Staples	3.0
Energy	2.8
Master Limited Partnerships	2.7
Materials	2.1
Money Market Fund	2.0
Telecommunication Services	0.5
100.0%

S&P 500 Index Fund

Information Technology	19.6%
Financials	17.1
Healthcare	14.1
Consumer Discretionary	12.7
Industrials	9.9
Consumer Staples	9.2
Energy	6.8
Materials	2.7
Utilities	2.7
Exchange-Traded Fund	2.4
Telecommunication Services	2.3
Money Market Fund	0.5
100.0%

Small Cap Fund

Financials	33.8%
Consumer Discretionary	16.4
Industrials	15.1
Information Technology	14.0
Healthcare	7.2
Money Market Fund	5.1
Materials	3.8
Consumer Staples	2.7
Energy	1.9
100.0%

Small Cap Index Fund

Financials	25.1%
Information Technology	18.2
Healthcare	14.5
Consumer Discretionary	13.2
Industrials	12.8
Materials	4.0
Consumer Staples	3.4
Utilities	3.3
Energy	2.6
Money Market Fund	2.1
Telecommunication Services	0.8
Warrants	–*
100.0%
* Amount represents less than 0.1%.

P N C  E q u i t y  F u n d s

E X P L A N A T I O N  O F  E X P E N S E  T A B L E S

( U n a u d i t e d )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which is described in the Prospectus. If these transactional costs were included, your costs would be higher. The “Annualized Expense Ratio” reflects the actual expenses, net of fee waivers, where applicable, for the six-month period (June 1, 2015 to November 30, 2015).

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire six-month period (June 1, 2015 to November 30, 2015).

The Expense Table for your Fund illustrates your Fund’s costs in two ways.

●

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

●

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/15	Ending Account Value 11/30/15	Annual- ized Expense Ratio	Expenses Paid During Period(1)

Balanced Allocation Fund
Actual
Class I	$1,000.00	$ 982.25	0.98%	$4.87
Class A	1,000.00	980.84	1.25	6.18
Class C	1,000.00	977.76	1.91	9.45
Class T	1,000.00	989.46	0.84	4.18
Hypothetical(2)
Class I	1,000.00	1,020.09	0.98	4.96
Class A	1,000.00	1,018.76	1.25	6.30
Class C	1,000.00	1,015.44	1.91	9.63
Class T	1,000.00	1,020.80	0.84	4.24

International Equity Fund
Actual
Class I	$1,000.00	$ 929.16	0.98%	$4.73
Class A	1,000.00	928.12	1.27	6.11
Class C	1,000.00	924.69	1.89	9.08
Hypothetical(2)
Class I	1,000.00	1,020.10	0.98	4.95
Class A	1,000.00	1,018.66	1.27	6.40
Class C	1,000.00	1,015.57	1.89	9.51

	Beginning Account Value 06/01/15	Ending Account Value 11/30/15	Annual- ized Expense Ratio	Expenses Paid During Period(1)

Large Cap Core Fund
Actual
Class I	$1,000.00	$ 997.40	0.93%	$4.62
Class A	1,000.00	996.48	1.19	5.93
Class C	1,000.00	992.83	1.85	9.21
Hypothetical(2)
Class I	1,000.00	1,020.37	0.93	4.68
Class A	1,000.00	1,019.06	1.19	6.00
Class C	1,000.00	1,015.76	1.85	9.32

Large Cap Growth Fund
Actual
Class I	$1,000.00	$1,004.76	0.95%	$4.78
Class A	1,000.00	1,003.11	1.22	6.12
Class C	1,000.00	1,000.77	1.74	8.70
Hypothetical(2)
Class I	1,000.00	1,020.24	0.95	4.81
Class A	1,000.00	1,018.89	1.22	6.17
Class C	1,000.00	1,016.30	1.74	8.77

(1)  Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

(2)  Assumes annual return of 5% before expenses.

	Beginning Account Value 06/01/15	Ending Account Value 11/30/15	Annualized Expense Ratio	Expenses Paid During Period(1)

Large Cap Value Fund
Actual
Class I	$1,000.00	$1,006.90	0.95%	$4.78
Class A	1,000.00	1,005.36	1.23	6.17
Class C	1,000.00	1,002.78	1.75	8.75
Hypothetical(2)
Class I	1,000.00	1,020.24	0.95	4.81
Class A	1,000.00	1,018.85	1.23	6.21
Class C	1,000.00	1,016.27	1.75	8.81

Mid Cap Fund
Actual
Class I	$1,000.00	$ 981.84	1.25%	$6.19
Class A	1,000.00	980.65	1.52	7.54
Class C	1,000.00	976.94	2.21	10.92
Hypothetical(2)
Class I	1,000.00	1,018.75	1.25	6.31
Class A	1,000.00	1,017.39	1.52	7.68
Class C	1,000.00	1,013.96	2.21	11.12

Mid Cap Index Fund
Actual
Class I	$1,000.00	$ 963.20	0.25%	$1.22
Class R4	1,000.00	963.20	0.41	2.01
Hypothetical(2)
Class I	1,000.00	1,023.76	0.25	1.26
Class R4	1,000.00	1,022.95	0.41	2.07

Multi-Factor Small Cap Core Fund
Actual
Class I	$1,000.00	$1,026.42	0.85%	$4.31
Class A	1,000.00	1,025.16	1.10	5.57
Hypothetical(2)
Class I	1,000.00	1,020.75	0.85	4.30
Class A	1,000.00	1,019.50	1.10	5.56

Multi-Factor Small Cap Growth Fund
Actual
Class I	$1,000.00	$1,030.59	0.85%	$4.32
Class A	1,000.00	1,029.64	1.12	5.66
Class C	1,000.00	1,026.21	1.77	8.98
Hypothetical(2)
Class I	1,000.00	1,020.75	0.85	4.30
Class A	1,000.00	1,019.43	1.12	5.63
Class C	1,000.00	1,016.14	1.77	8.94

	Beginning Account Value 06/01/15	Ending Account Value 11/30/15	Annualized Expense Ratio	Expenses Paid During Period(1)

Multi-Factor Small Cap Value Fund
Actual
Class I	$1,000.00	$ 964.14	0.85%	$4.17
Class A	1,000.00	962.65	1.12	5.47
Class C	1,000.00	959.93	1.73	8.46
Hypothetical(2)
Class I	1,000.00	1,020.76	0.85	4.29
Class A	1,000.00	1,019.43	1.12	5.63
Class C	1,000.00	1,016.37	1.73	8.71

S&P 500 Index Fund
Actual
Class I	$1,000.00	$ 994.00	0.20%	$1.00
Class A	1,000.00	992.67	0.43	2.15
Class C	1,000.00	989.20	1.13	5.63
Class R4	1,000.00	993.31	0.34	1.69
Class R5	1,000.00	993.86	0.25	1.25
Hypothetical(2)
Class I	1,000.00	1,024.00	0.20	1.01
Class A	1,000.00	1,022.84	0.43	2.18
Class C	1,000.00	1,019.34	1.13	5.72
Class R4	1,000.00	1,023.30	0.34	1.72
Class R5	1,000.00	1,023.75	0.25	1.26

Small Cap Fund
Actual
Class I	$1,000.00	$1,037.28	0.99%	$5.04
Class A	1,000.00	1,035.61	1.29	6.55
Class C	1,000.00	1,032.23	1.96	9.94
Hypothetical(2)
Class I	1,000.00	1,020.05	0.99	5.00
Class A	1,000.00	1,018.56	1.29	6.50
Class C	1,000.00	1,015.22	1.96	9.85

Small Cap Index Fund
Actual
Class I	$1,000.00	$975.61	0.25%	$1.23
Class R4	1,000.00	975.61	0.41	2.03
Hypothetical(2)
Class I	1,000.00	1,023.75	0.25	1.26
Class R4	1,000.00	1,022.95	0.41	2.07

(1)  Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

(2)  Assumes annual return of 5% before expenses.

P N C E q u i t y F u n d s F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )

S e l e c t e d  P e r  S h a r e  D a t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n d e d  N o v e m b e r  3 0 ,  2 0 1 5 ,

a n d  f o r  t h e  Y e a r s  E n d e d  M a y  3 1 ,

u n l e s s  o t h e r w i s e  i n d i c a t e d

Balanced Allocation Fund
Class I	Class A

2015*	201	5	201	4	201	3	201	2	2011	201	5*	201	5	201	4	201	3	201	2	2011
Net Asset Value, Beginning of Period	$13.81	$13.29	$12.02	$10.47	$10.74	$9.07	$13.85	$13.34	$12.04	$10.51	$10.77	$9.08
Net Investment Income(1)	0.10	0.18	0.17	0.15	0.17	0.14	0.09	0.14	0.14	0.12	0.15	0.12
Realized and Unrealized Gain (Loss) on Investments	(0.35)	0.53	1.27	1.56	(0.26)	1.67	(0.36)	0.53	1.30	1.54	(0.26)	1.68
Total from Investment Operations	(0.25)	0.71	1.44	1.71	(0.09)	1.81	(0.27)	0.67	1.44	1.66	(0.11)	1.80
Payment by Affiliate(1)	–	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–
Contributions of Capital by Affiliate(1)	–	–	–	**(3)	–	–	–	–	–	–	**(3)	–	–	–
Dividends from Net Investment Income	(0.11)	(0.19)	(0.17)	(0.16)	(0.18)	(0.14)	(0.09)	(0.16)	(0.14)	(0.13)	(0.15)	(0.11)
Total Distributions	(0.11)	(0.19)	(0.17)	(0.16)	(0.18)	(0.14)	(0.09)	(0.16)	(0.14)	(0.13)	(0.15)	(0.11)
Net Asset Value, End of Period	$ 13.45	$13.81	$13.29	$12.02	$10.47	$10.74	$13.49	$13.85	$13.34	$12.04	$10.51	$10.77

Total Return†	(1.78)%	5.43%	12.14%	16.43%	(0.75	)%(2)	20.21%	(1.92)%	5.08%	12.04%	15.93%	(0.95	)%(2)	19.96%

Ratios/Supplemental Data
Net Assets End of Period (000)	$52,653	$54,649	$57,001	$50,513	$45,922	$80,603	$9,868	$10,330	$10,822	$10,513	$10,439	$12,791
Ratio of Expenses to Average Net Assets	0.98%	1.00%	1.00%	1.00%	1.00%	1.02%	1.25%	1.28%	1.20	%(4)	1.29%	1.20	%(5)	1.31%
Ratio of Net Investment Income to Average Net Assets	1.53%	1.35%	1.32%	1.32%	1.64%	1.46%	1.26%	1.07%	1.13	%(4)	1.04%	1.41	%(5)	1.17%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.23%	1.15%	1.15%	1.19%	1.12%	1.07%	1.49%	1.43%	1.43%	1.48%	1.42%	1.36%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.28%	1.20%	1.17%	1.13%	1.52%	1.41%	1.02%	0.92%	0.90%	0.85%	1.19%	1.12%
Portfolio Turnover Rate	27%	43%	55%	62%	63%	76%	27%	43%	55%	62%	63%	76%

Balanced Allocation Fund
Class C	Class T
201	5*	201	5	201	4	201	3	201	2	2011	2015*(6)
Net Asset Value, Beginning of Period	$13.64	$13.16	$11.91	$10.41	$10.67	$9.00	$13.78
Net Investment Income(1)	0.04	0.05	0.05	0.04	0.06	0.04	0.09
Realized and Unrealized Gain (Loss) on Investments	(0.34)	0.53	1.27	1.53	(0.25)	1.66	(0.24)
Total from Investment Operations	(0.30)	0.58	1.32	1.57	(0.19)	1.70	(0.15)
Payment by Affiliate(1)	–	–	–	–	–	**(2)	–	–
Contributions of Capital by Affiliate(1)	–	–	–	**(3)	–	–	–	–
Dividends from Net Investment Income	(0.05)	(0.10)	(0.07)	(0.07)	(0.07)	(0.03)	(0.11)
Distributions from Net Realized Gains	–	–	–	–	–	–	–
Total Distributions	(0.05)	(0.10)	(0.07)	(0.07)	(0.07)	(0.03)	(0.11)
Net Asset Value, End of Period	$13.29	$13.64	$13.16	$11.91	$10.41	$10.67	$13.52

Total Return†	(2.22)%	4.42%	11.10%	15.18%	(1.73	)%(2)	18.97%	(1.05)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$639	$688	$794	$839	$798	$895	$1
Ratio of Expenses to Average Net Assets	1.91%	1.96%	1.95	%(4)	2.00%	2.00%	2.02%	0.84%
Ratio of Net Investment Income to Average Net Assets	0.60%	0.39%	0.39	%(4)	0.32%	0.61%	0.46%	1.44%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.15%	2.11%	2.12%	2.19%	2.13%	2.07%	1.18%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.36%	0.24%	0.22%	0.13%	0.48%	0.41%	1.10%
Portfolio Turnover Rate	27%	43%	55%	62%	63%	76%	27%

*	For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Total return excludes sales charge.
**	Amount represents less than $0.005 per share.
(1)	Per share data calculated using average shares outstanding method.
(2)	During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset a trade error in the Fund. The payment, net of the trade error, had no impact on the total return of the Fund.
(3)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.08% and 0.02% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default brokerdealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(5)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.09% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(6)

Class T Shares commenced operations on April 28, 2015. Prior to November 18, 2015, net assets of this share class represented seed capital; therefore, no information is presented for the prior fiscal year.

See Notes to Financial Statements.

International Equity Fund
Class I	Class A

2015	*	2015	2014	2013	2012	2011	2015	*	201	5	201	4	2013	2012	2011
Net Asset Value, Beginning of Period	$ 20.61	$20.45	$17.12	$12.99	$16.30	$12.14	$20.45	$20.31	$17.00	$12.90	$16.15	$12.03
Net Investment Income (Loss)(1)	0.02	0.30	0.26	0.22	0.18	0.16	–	0.24	0.23	0.17	0.14	0.11
Realized and Unrealized Gain (Loss) on Investments	(1.48)	0.13	3.36	4.04	(3.31)	4.13	(1.47)	0.12	3.32	4.02	(3.26)	4.09
Total from Investment Operations	(1.46)	0.43	3.62	4.26	(3.13)	4.29	(1.47)	0.36	3.55	4.19	(3.12)	4.20
Payment by Affiliate(1)	–	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–
Contributions of Capital by Affiliate(1)	–	–	–	**(3)	–	–	**(4)	–	–	–	–	**(3)	–	–	**(4)	–
Dividends from Net Investment Income	–	(0.27)	(0.29)	(0.13)	(0.18)	(0.13)	–	(0.22)	(0.24)	(0.09)	(0.13)	(0.08)
Total Distributions	–	(0.27)	(0.29)	(0.13)	(0.18)	(0.13)	–	(0.22)	(0.24)	(0.09)	(0.13)	(0.08)
Net Asset Value, End of Period	$ 19.15	$20.61	$20.45	$17.12	$12.99	$16.30	$18.98	$20.45	$20.31	$17.00	$12.90	$16.15

Total Return†	(7.08)%	2.25%	21.26%	32.92%	(19.18	)%(2)(4)	35.41%	(7.19)%	1.85%	20.96%	32.52%	(19.30	)%(2)(4)	35.00%
Ratios/Supplemental Data
Net Assets End of Period (000)	$699,112	$631,411	$591,650	$378,076	$301,919	$364,468	$20,886	$18,963	$13,920	$8,867	$7,757	$11,493
Ratio of Expenses to Average Net Assets	0.98%	0.98%	1.04%	1.21%	1.23%	1.23%	1.27%	1.27%	1.23	%(5)	1.51%	1.42	%(6)	1.53%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.22%	1.49%	1.33%	1.45%	1.26%	1.13%	(0.04)%	1.23%	1.22	%(5)	1.12%	0.97	%(6)	0.79%
Ratio of Expenses to Average Net Assets (Before Fees Waivers and Reimbursement, as applicable)	1.04%	1.09%	1.18%	1.21%	1.23%	1.23%	1.33%	1.38%	1.47%	1.51%	1.53%	1.53%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	0.16%	1.38%	1.19%	1.45%	1.26%	1.13%	(0.10)%	1.12%	0.98%	1.12%	0.86%	0.79%
Portfolio Turnover Rate	8%	29%	31%	34%	31%	38%	8%	29%	31%	34%	31%	38%

International Equity Fund
Class C
2015	*	201	5	201	4	201	3	201	2	2011
Net Asset Value, Beginning of Period	$19.64	$19.54	$16.40	$12.46	$15.59	$11.63
Net Investment Income (Loss)(1)	(0.06)	0.13	0.23	0.05	0.03	0.02
Realized and Unrealized Gain (Loss) on Investments	(1.41)	0.10	3.06	3.89	(3.15)	3.94
Total from Investment Operations	(1.47)	0.23	3.29	3.94	(3.12)	3.96
Payment by Affiliate(1)	–	–	–	–	–	**(2)	–
Contributions of Capital by Affiliate(1)	–	–	–	**(3)	–	–	**(4)	–
Dividends from Net Investment Income	–	(0.13)	(0.15)	–	(0.01)	–**
Total Distributions	–	(0.13)	(0.15)	–	(0.01)	–**
Net Asset Value, End of Period	$18.17	$19.64	$19.54	$16.40	$12.46	$15.59

Total Return†	(7.53)%	1.32%	20.17%	31.62%	(19.98	)%(2)(4)	34.05%
Ratios/Supplemental Data
Net Assets End of Period (000)	$ 3,104	$ 2,566	$1,662	$350	$313	$451
Ratio of Expenses to Average Net Assets	1.89%	1.88%	1.89	%(5)	2.21%	2.23%	2.23%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.66)%	0.66%	1.21	%(5)	0.38%	0.19%	0.16%
Ratio of Expenses to Average Net Assets (Before Fees Waivers and Reimbursement, as applicable)	1.95%	1.99%	2.10%	2.21%	2.23%	2.23%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.72)%	0.55%	1.00%	0.38%	0.19%	0.16%
Portfolio Turnover Rate	8%	29%	31%	34%	31%	38%

*	For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)	During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset a trade error in the Fund. The payment, net of the trade error, had no impact on the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(4)

During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. The payment had no impact on the total return of the Fund.

(5)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.09% and 0.05% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default brokerdealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(6)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See	Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 5 , a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

Large Cap Core Fund
Class I	Class A
201	5*	201	5	201	4	201	3	201	2	2011	201	5*	201	5	201	4	201	3	201	2	2011
Net Asset Value, Beginning of Period	$17.52	$15.11	$12.82	$10.79	$10.96	$ 8.60	$17.15	$14.81	$12.56	$10.57	$10.73	$ 8.42
Net Investment Income (Loss)(1)	0.08	0.14	0.12	0.15	0.12	0.10	0.06	0.09	0.10	0.11	0.10	0.07
Realized and Unrealized Gain (Loss) on Investments	(0.13)	2.41	2.30	2.02	(0.17)	2.35	(0.12)	2.36	2.24	1.99	(0.17)	2.31
Total from Investment Operations	(0.05)	2.55	2.42	2.17	(0.05)	2.45	(0.06)	2.45	2.34	2.10	(0.07)	2.38
Contributions of Capital by Affiliate(1)	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–	–
Dividends from Net Investment Income	(0.07)	(0.14)	(0.13)	(0.14)	(0.12)	(0.09)	(0.05)	(0.11)	(0.09)	(0.11)	(0.09)	(0.07)
Total Distributions	(0.07)	(0.14)	(0.13)	(0.14)	(0.12)	(0.09)	(0.05)	(0.11)	(0.09)	(0.11)	(0.09)	(0.07)
Net Asset Value, End of Period	$17.40	$17.52	$15.11	$12.82	$10.79	$ 10.96	$17.04	$17.15	$14.81	$12.56	$10.57	$ 10.73

Total Return†	(0.26)%	16.96%	19.00%	20.21%	(0.46)%	28.69%	(0.35)%	16.61%	18.74%	19.92%	(0.67)%	28.32%
Ratios/Supplemental Data
Net Assets End of Period (000)	$24,093	$23,527	$21,865	$26,530	$17,840	$14,431	$ 2,624	$ 2,860	$ 2,784	$ 2,705	$ 2,596	$ 3,466
Ratio of Expenses to Average Net Assets	0.93%	0.94%	0.94%	0.94%	0.94%	0.94%	1.19%	1.21%	1.11	%(3)	1.22%	1.13	%(4)	1.23%
Ratio of Net Investment Income to Average Net Assets	0.98%	0.84%	0.89%	1.25%	1.13%	1.05%	0.71%	0.57%	0.71	%(3)	0.95%	0.92	%(4)	0.76%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.27%	1.25%	1.16%	1.18%	1.26%	1.28%	1.53%	1.52%	1.43%	1.46%	1.55%	1.57%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.64%	0.53%	0.67%	1.01%	0.81%	0.71%	0.37%	0.26%	0.39%	0.71%	0.50%	0.42%
Portfolio Turnover Rate	28%	61%	69%	80%	60%	79%	28%	61%	69%	80%	60%	79%

Large Cap Core Fund
Class C
201	5*	201	5	201	4	201	3	201	2	2011
Net Asset Value, Beginning of Period	$15.89	$13.76	$11.68	$9.84	$10.01	$7.86
Net Investment Income (Loss)(1)	–	(0.02)	–	0.02	0.01	0.01
Realized and Unrealized Gain (Loss) on Investments	(0.11)	2.20	2.09	1.85	(0.16)	2.16
Total from Investment Operations	(0.11)	2.18	2.09	1.87	(0.15)	2.17
Contributions of Capital by Affiliate(1)	–	–	–	**(2)	–	–	–
Dividends from Net Investment Income	(0.01)	(0.05)	(0.01)	(0.03)	(0.02)	(0.02)
Total Distributions	(0.01)	(0.05)	(0.01)	(0.03)	(0.02)	(0.02)
Net Asset Value, End of Period	$15.77	$15.89	$13.76	$11.68	$9.84	$10.01

Total Return†	(0.72)%	15.83%	17.92%	19.00%	(1.49)%	27.59%
Ratios/Supplemental Data
Net Assets End of Period (000)	$267	$260	$155	$124	$128	$178
Ratio of Expenses to Average Net Assets	1.85%	1.92%	1.85	%(3)	1.94%	1.94%	1.94%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.04%	(0.14)%	(0.02	)%(3)	0.22%	0.12%	0.06%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.19%	2.22%	2.13%	2.18%	2.27%	2.28%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.30)%	(0.44)%	(0.30)%	(0.02)%	(0.21)%	(0.28)%
Portfolio Turnover Rate	28%	61%	69%	80%	60%	79%

*	For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.10% and 0.05% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default brokerdealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.09% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

Large Cap Growth Fund
Class I	Class A
201	5*	201	5	201	4	201	3	201	2	2011	201	5*	201	5	201	4	201	3	201	2	2011
Net Asset Value, Beginning of Period	$29.47	$25.03	$20.42	$17.31	$17.24	$13.42	$28.92	$24.58	$20.02	$16.96	$16.88	$13.14
Net Investment Income (Loss)(1)	0.08	0.13	0.12	0.14	0.11	0.07	0.04	0.05	0.09	0.09	0.07	0.02
Realized and Unrealized Gain (Loss) on Investments	0.06	4.42	4.63	3.12	0.05	3.86	0.05	4.33	4.54	3.07	0.05	3.78
Total from Investment Operations	0.14	4.55	4.75	3.26	0.16	3.93	0.09	4.38	4.63	3.16	0.12	3.80
Contributions of Capital by Affiliate(1)	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–	–
Dividends from Net Investment Income	–	(0.11)	(0.14)	(0.15)	(0.09)	(0.11)	–	(0.04)	(0.07)	(0.10)	(0.04)	(0.06)
Total Distributions	–	(0.11)	(0.14)	(0.15)	(0.09)	(0.11)	–	(0.04)	(0.07)	(0.10)	(0.04)	(0.06)
Net Asset Value, End of Period	$29.61	$29.47	$25.03	$20.42	$17.31	$17.24	$29.01	$28.92	$24.58	$20.02	$16.96	$16.88

Total Return†	0.48%	18.20%	23.31%	18.96%	0.98%	29.32%	0.31%	17.84%	23.16%	18.68%	0.71%	28.96%

Ratios/Supplemental Data
Net Assets End of Period (000)	$72,760	$82,360	$53,738	$56,042	$56,731	$80,188	$22,027	$15,403	$12,973	$12,045	$12,159	$15,282
Ratio of Expenses to Average Net Assets	0.95%	0.98%	0.98%	0.98%	0.98%	0.98%	1.22%	1.26%	1.08	%(3)	1.28%	1.17	%(4)	1.28%
Ratio of Net Investment Income to Average Net Assets	0.55%	0.46%	0.53%	0.77%	0.63%	0.44%	0.29%	0.17%	0.43	%(3)	0.47%	0.43	%(4)	0.13%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.04%	1.04%	1.11%	1.12%	1.09%	1.07%	1.32%	1.33%	1.39%	1.42%	1.39%	1.37%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.46%	0.40%	0.40%	0.63%	0.52%	0.35%	0.19%	0.10%	0.12%	0.33%	0.21%	0.04%
Portfolio Turnover Rate	41%	63%	70%	75%	61%	71%	41%	63%	70%	75%	61%	71%

Large Cap Growth Fund
Class C
201	5*	201	5	201	4	201	3	201	2	2011
Net Asset Value, Beginning of Period	$26.31	$22.44	$18.31	$15.54	$15.55	$12.14
Net Investment Income (Loss)(1)	(0.03)	(0.10)	(0.01)	(0.04)	(0.06)	(0.08)
Realized and Unrealized Gain (Loss) on Investments	0.04	3.97	4.14	2.81	0.05	3.49
Total from Investment Operations	0.01	3.87	4.13	2.77	(0.01)	3.41
Contributions of Capital by Affiliate(1)	–	–	–	**(2)	–	–	–
Total Distributions	–	–	–	–	–	–
Net Asset Value, End of Period	$26.32	$26.31	$22.44	$18.31	$15.54	$15.55

Total Return†	0.04%	17.20%	22.56%	17.83%	(0.06)%	28.09%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,501	$1,311	$283	$259	$216	$286
Ratio of Expenses to Average Net Assets	1.74%	1.85%	1.55	%(3)	1.98%	1.98%	1.98%
Ratio of Net Investment Loss to Average Net Assets	(0.24)%	(0.40)%	(0.04	)%(3)	(0.23)%	(0.38)%	(0.57)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.85%	1.88%	1.89%	2.12%	2.08%	2.07%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.35)%	(0.43)%	(0.38)%	(0.37)%	(0.48)%	(0.66)%
Portfolio Turnover Rate	41%	63%	70%	75%	61%	71%

* For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.
(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of  the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.18% and 0.22% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S (U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 30, 2 0 1 5, a n d f o r t h e Y e a r s E n d e d M a y 3 1,
u n l e s s o t h e r w i s e i n d i c a t e d

Large Cap Value Fund
Class I	Class A
2015	*	201	5	201	4	201	3	201	2	2011	2015	*	201	5	201	4	201	3	201	2	201	1
Net Asset Value, Beginning of Period	$21.96	$20.29	$16.93	$13.60	$14.22	$11.62	$21.92	$20.26	$16.88	$13.56	$14.16	$11.57
Net Investment Income(1)	0.18	0.21	0.19	0.21	0.21	0.17	0.15	0.15	0.16	0.17	0.18	0.13
Realized and Unrealized Gain (Loss) on Investments	(0.04)	1.68	3.37	3.34	(0.62)	2.61	(0.04)	1.67	3.36	3.32	(0.62)	2.60
Total from Investment Operations	0.14	1.89	3.56	3.55	(0.41)	2.78	0.11	1.82	3.52	3.49	(0.44)	2.73
Contributions of Capital by Affiliate(1)	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–	–
Dividends from Net Investment Income	(0.30)	(0.22)	(0.20)	(0.22)	(0.21)	(0.18)	(0.27)	(0.16)	(0.14)	(0.17)	(0.16)	(0.14)
Total Distributions	(0.30)	(0.22)	(0.20)	(0.22)	(0.21)	(0.18)	(0.27)	(0.16)	(0.14)	(0.17)	(0.16)	(0.14)
Net Asset Value, End of Period	$21.80	$21.96	$20.29	$16.93	$13.60	$14.22	$21.76	$21.92	$20.26	$16.88	$13.56	$14.16

Total Return†	0.69%	9.36%	21.15%	26.31%	(2.86)%	24.18%	0.54%	9.02%	20.97%	25.94%	(3.03)%	23.81%
Ratios/Supplemental Data
Net Assets End of Period (000)	$88,017	$90,375	$100,626	$91,849	$102,960	$152,015	$23,650	$24,613	$24,746	$23,691	$22,020	$28,623
Ratio of Expenses to Average Net Assets	0.95%	0.98%	0.99%	1.03%	0.99%	0.97%	1.23%	1.27%	1.14	%(3)	1.33%	1.18	%(4)	1.27%
Ratio of Net Investment Income to Average Net Assets	1.70%	1.00%	1.03%	1.40%	1.53%	1.32%	1.43%	0.73%	0.88	%(3)	1.10%	1.35	%(4)	1.03%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.02%	1.00%	1.02%	1.03%	0.99%	0.97%	1.29%	1.30%	1.30%	1.33%	1.29%	1.27%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.63%	0.98%	1.00%	1.40%	1.53%	1.32%	1.37%	0.70%	0.72%	1.10%	1.24%	1.03%
Portfolio Turnover Rate	24%	64%	57%	100%	23%	69%	24%	64%	57%	100%	23%	69%

Large Cap Value Fund
Class C
2015	*	201	5	201	4	201	3	201	2	2011
Net Asset Value, Beginning of Period	$21.56	$19.93	$16.61	$13.34	$13.95	$11.39
Net Investment Income(1)	0.09	0.03	0.06	0.06	0.07	0.04
Realized and Unrealized Gain (Loss) on Investments	(0.03)	1.66	3.29	3.28	(0.61)	2.57
Total from Investment Operations	0.06	1.69	3.35	3.34	(0.54)	2.61
Contributions of Capital by Affiliate(1)	–	–	–	**(2)	–	–	–
Dividends from Net Investment Income	(0.21)	(0.06)	(0.03)	(0.07)	(0.07)	(0.05)
Total Distributions	(0.21)	(0.06)	(0.03)	(0.07)	(0.07)	(0.05)
Net Asset Value, End of Period	$21.41	$21.56	$19.93	16.61	13.34	13.95

Total Return†	0.28%	8.52%	20.21%	25.13%	(3.85)%	22.96%
Ratios/Supplemental Data
Net Assets End of Period (000)	$179	$212	$173	$149	$126	$152
Ratio of Expenses to Average Net Assets	1.75%	1.84%	1.71	%(3)	2.03%	1.99%	1.96%
Ratio of Net Investment Income to Average Net Assets	0.89%	0.15%	0.30	%(3)	0.40%	0.54%	0.32%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.81%	1.87%	1.86%	2.03%	1.99%	1.96%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.83%	0.12%	0.15%	0.40%	0.54%	0.32%
Portfolio Turnover Rate	24%	64%	57%	100%	23%	69%

* For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

** Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of  the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.14% and 0.12% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

Mid Cap Fund
Class I	Class A
201	5*	201	5	201	4	201	3	201	2	2011	201	5*	201	5	201	4	201	3	201	2	2011
Net Asset Value, Beginning of Period	$19.28	$17.55	$15.27	$12.10	$13.35	$10.80	$19.11	$17.44	$15.19	$ 12.03	$ 13.19	$ 10.67
Net Investment Income (Loss)(1)	(0.04)	–	**	–	0.08	0.08	0.06	(0.06)	(0.05)	(0.02)	0.06	0.07	0.03
Realized and Unrealized Gain (Loss) on Investments	(0.31)	1.73	2.26	3.32	(1.23)	2.64	(0.31)	1.72	2.25	3.29	(1.21)	2.60
Total from Investment Operations	(0.35)	1.73	2.26	3.40	(1.15)	2.70	(0.37)	1.67	2.23	3.35	(1.14)	2.63
Contributions of Capital by Affiliate(1)	–	–	0.02(2)	–	–	–	–	–	0.02(2)	–	–	–
Dividends from Net Investment Income	–	–	–	(0.23)	(0.10)	(0.15)	–	–	–	(0.19)	(0.02)	(0.11)
Total Distributions	–	–	–	(0.23)	(0.10)	(0.15)	–	–	–	(0.19)	(0.02)	(0.11)
Net Asset Value, End of Period	$18.93	$19.28	$17.55	$15.27	$12.10	$13.35	$18.74	$ 19.11	$17.44	$ 15.19	$ 12.03	$ 13.19

Total Return†	(1.82)%	9.86%	14.93%	28.51%	(8.61)%	25.12%	(1.94)%	9.58%	14.81%	28.14%	(8.63)%	24.72%
Ratios/Supplemental Data
Net Assets End of Period (000)	$1,935	$2,050	$2,067	$3,952	$29,129	$72,744	$7,849	$8,806	$9,503	$10,290	$11,561	$36,945
Ratio of Expenses to Average Net Assets	1.25%	1.25%	1.25%	1.22%	1.06%	1.02%	1.52%	1.53%	1.37	%(3)	1.54%	1.14	%(4)	1.32%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.38)%	(0.02)%	(0.01)%	0.61%	0.67%	0.53%	(0.66)%	(0.30)%	(0.12	)%(3)	0.49%	0.58	%(4)	0.24%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.13%	1.85%	1.74%	1.31%	1.06%	1.02%	2.40%	2.13%	2.02%	1.79%	1.36%	1.32%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(1.26)%	(0.62)%	(0.51)%	0.52%	0.67%	0.53%	(1.54)%	(0.90)%	(0.77)%	0.24%	0.36%	0.24%
Portfolio Turnover Rate	4%	16%	25%	86%	23%	32%	4%	16%	25%	86%	23%	32%

Mid Cap Fund
Class C
201	5*	201	5	201	4	201	3	201	2	2011
Net Asset Value, Beginning of Period	$18.21	$16.73	$14.69	$11.61	$12.83	$10.36
Net Investment Income (Loss)(1)	(0.12)	(0.16)	(0.15)	(0.03)	(0.04)	(0.05)
Realized and Unrealized Gain (Loss) on Investments	(0.30)	1.64	2.17	3.18	(1.18)	2.52
Total from Investment Operations	(0.42)	1.48	2.02	3.15	(1.22)	2.47
Contributions of Capital by Affiliate(1)	–	–	0.02	(2)	–	–	–
Dividends from Net Investment Income	–	–	–	(0.07)	–	–**
Total Distributions	–	–	–	(0.07)	–	–
Net Asset Value, End of Period	$17.79	$18.21	$16.73	$14.69	$11.61	$12.83

Total Return†	(2.31)%	8.85%	13.89%	27.27%	(9.51)%	23.85%
Ratios/Supplemental Data
Net Assets End of Period (000)	$800	$920	$1,010	$1,011	$1,509	$2,430
Ratio of Expenses to Average Net Assets	2.21%	2.16%	2.17	%(3)	2.25%	2.06%	2.02%
Ratio of Net Investment Loss to Average Net Assets	(1.36)%	(0.92)%	(0.91	)%(3)	(0.20)%	(0.34)%	(0.45)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	3.09%	2.83%	2.72%	2.49%	2.06%	2.02%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(2.24)%	(1.59)%	(1.46)%	(0.44)%	(0.34)%	(0.45)%
Portfolio Turnover Rate	4%	16%	25%	86%	23%	32%

*	For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, 0.13%, 0.13% and 0.14% of Class I, Class A, and Class C total returns, respectively, were attributable to a voluntary payment made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. Excluding this item, the total returns would have been 14.80%, 14.68%, and 13.75% for Class I, Class A, and Class C, respectively.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.15% and 0.05% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.22% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 5 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Mid Cap Index Fund
	Class I			Class R4
	2015*	2015	2014(1)	2015*	2015(2)
Net Asset Value, Beginning of Period	$11.14	$10.39	$10.00	$11.14	$10.39
Net Investment Income (Loss)(3)	0.07	0.13	0.05	0.06	0.15
Realized and Unrealized Gain (Loss) on Investments	(0.48)	0.99	0.34	(0.47)	0.96
Total from Investment Operations	(0.41)	1.12	0.39	(0.41)	1.11
Dividends from Net Investment Income	–	(0.14)	–	–	(0.14)
Distributions from Net Realized Gains	–	(0.23)	–	–	(0.22)
Total Distributions	–	(0.37)	–	–	(0.36)
Net Asset Value, End of Period	$10.73	$11.14	$10.39	$10.73	$11.14

Total Return	(3.68)%	11.00%	3.90%	(3.68)%	11.00%

Ratios/Supplemental Data
Net Assets End of Period (000)	$ 3,007	$ 4,747	$ 3,118	$ 1,277	$ 145
Ratio of Expenses to Average Net Assets	0.25%	0.25%	0.25%	0.41%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.39%	1.18%	1.23%	1.20%	1.32%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.17%	2.67%	2.98%	2.55%	3.18%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.53)%	(1.24)%	(1.50)%	(0.94)%	(1.60)%
Portfolio Turnover Rate	50%	119%	16%	50%	119%

* For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

(1)	Class I Shares commenced operations on December 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)

Class R4 Shares commenced operations on December 30, 2013. Prior to April 25, 2015, net assets of this share class represented seed capital; therefore, no 2014 information is presented. All ratios for the period have been annualized. Total return for the period has not been annualized.

(3)	Per share data calculated using average shares outstanding method.

See Notes to Financial Statements.

	Multi-Factor Small Cap Core Fund
	Class I						Class A
	2015*	2015	2014	2013	2012	2011	2015*	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$ 21.20	$18.38	$15.39	$10.90	$11.62	$ 8.84	$ 21.06	$18.29	$15.33	$10.87	$11.59	$ 8.82
Net Investment Income (Loss)(1)	0.04	$0.06	$(0.01)	0.19	0.05	0.04	0.01	–**	(0.06)	0.22	0.02	0.01
Realized and Unrealized Gain (Loss) on Investments	0.51	2.80	3.08	4.41	(0.75)	2.90	0.51	2.79	3.06	4.34	(0.74)	2.89
Total from Investment Operations	0.55	2.86	3.07	4.60	(0.70)	2.94	0.52	2.79	3.00	4.56	(0.72)	2.90
Dividends from Net Investment Income	–	(0.04)	(0.08)	(0.11)	(0.02)	(0.16)	–	(0.02)	(0.04)	(0.10)	–	(0.13)
Total Distributions	–	(0.04)	(0.08)	(0.11)	(0.02)	(0.16)	–	(0.02)	(0.04)	(0.10)	–	(0.13)
Net Asset Value, End of Period	$ 21.75	21.20	18.38	$15.39	$10.90	$ 11.62	$ 21.58	$21.06	$18.29	$15.33	$10.87	$ 11.59

Total Return†	2.64%	15.59%	19.93%	42.43%	(6.00)%	33.42%	2.52%	15.25%	19.57%	42.11%	(6.21)%	33.02%

Ratios/Supplemental Data
Net Assets End of Period (000)	$89,080	$60,168	$32,973	$20,430	$15,298	$15,286	$57,612	$56,528	$6,098	$2,662	$285	$ 254
Ratio of Expenses to Average Net Assets	0.85%	0.93%	0.95%	0.95%	0.95%	0.95%	1.10%	1.20%	1.23%(2)	1.23%	1.16%(3)	1.24%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.33%	0.32%	(0.05)%	1.49%	0.42%	0.40%	0.06%	0.00%	(0.33)%(2)	1.65%	0.21%(3)	0.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.15%	1.22%	1.36%	1.47%	1.42%	1.42%	1.40%	1.48%	1.65%	1.83%	1.70%	1.72%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.03%	0.03%	(0.46)%	0.97%	(0.05)%	(0.07)%	(0.24)%	(0.28)%	(0.75)%	1.05%	(0.33)%	(0.43)%
Portfolio Turnover Rate	48%	92%	102%	76%	77%	90%	48%	92%	102%	76%	77%	90%

*	For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment had no impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders.

(3)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 5 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

Multi-Factor Small Cap Growth Fund
Class I	Class A

2015	*	201	5	201	4	201	3	201	2	2011	2015	*	201	5	201	4	201	3	201	2	2011
Net Asset Value, Beginning of Period	$20.91	$18.41	$15.67	$11.79	$12.73	$9.02	$20.58	$18.17	$15.46	$11.63	$12.59	$8.92
Net Investment Income (Loss)(1)	(0.01)	(0.04)	(0.02)	0.08	0.03	(0.02)	(0.04)	(0.09)	(0.06)	0.04	–	**	(0.05)
Realized and Unrealized Gain (Loss) on Investments	0.66	3.25	2.81	3.88	(0.97)	3.78	0.65	3.21	2.77	3.83	(0.96)	3.75
Total from Investment Operations	0.65	3.21	2.79	3.96	(0.94)	3.76	0.61	3.12	2.71	3.87	(0.96)	3.70
Contributions of Capital by Affiliate(1)	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–	–
Dividends from Net Investment Income	–	–	(0.05)	(0.08)	–	(0.02)	–	–	**	–	(0.04)	–	–	**
Distributions from Net Realized Gains	–	(0.71)	–	–	–	(0.03)	–	(0.71)	–	–	–	(0.03)
Total Distributions	–	(0.71)	(0.05)	(0.08)	–	(0.05)	–	(0.71)	–	(0.04)	–	(0.03)
Net Asset Value, End of Period	$21.56	$20.91	$18.41	$15.67	$11.79	$12.73	$21.19	$20.58	$18.17	$15.46	$11.63	$12.59

Total Return†	3.06%	17.83%	17.79%	33.76%	(7.38)%	41.76%	2.96%	17.51%	17.54%	33.39%	(7.63)%	41.48%
Ratios/Supplemental Data
Net Assets End of Period (000)	$30,496	$17,115	$11,841	$8,891	$9,674	$11,105	$31,492	$23,806	$20,193	$19,605	$16,875	$21,566
Ratio of Expenses to Average Net Assets	0.85%	0.93%	0.95%	0.95%	0.95%	0.95%	1.12%	1.20%	1.12	%(3)	1.23%	1.17	%(4)	1.23%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.10)%	(0.20)%	(0.14)%	0.58%	0.26%	(0.19)%	(0.37)%	(0.47)%	(0.32	)%(3)	0.31%	0.03	%(4)	(0.47)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.41%	1.56%	1.76%	1.89%	1.81%	1.92%	1.68%	1.85%	2.02%	2.17%	2.09%	2.20%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.66)%	(0.83)%	(0.95)%	(0.36)%	(0.60)%	(1.16)%	(0.93)%	(1.12)%	(1.22)%	(0.63)%	(0.89)%	(1.44)%
Portfolio Turnover Rate	48%	82%	85%	60%	108%	92%	48%	82%	85%	60%	108%	92%

Multi-Factor Small Cap Growth Fund
Class C

2015	*	201	5	201	4	201	3	201	2	2011
Net Asset Value, Beginning of Period	$20.22	$17.98	$15.41	$11.64	$12.69	$9.06
Net Investment Income (Loss)(1)	(0.10)	(0.22)	(0.18)	(0.05)	(0.09)	(0.13)
Realized and Unrealized Gain (Loss) on Investments	0.63	3.17	2.75	3.82	(0.96)	3.79
Total from Investment Operations	0.53	2.95	2.57	3.77	(1.05)	3.66
Contributions of Capital by Affiliate(1)	–	–	–	**(2)	–	–	–
Dividends from Net Investment Income	–	–	–	–	–	–
Distributions from Net Realized Gains	–	(0.71)	–	–	–	(0.03)
Total Distributions	–	(0.71)	–	–	–	(0.03)
Net Asset Value, End of Period	$20.75	$20.22	$17.98	$15.41	$11.64	$12.69

Total Return†	2.62%	16.74%	16.68%	32.39%	(8.27)%	40.39%
Ratios/Supplemental Data
Net Assets End of Period (000)	$4,891	$1,318	$258	$159	$122	$135
Ratio of Expenses to Average Net Assets	1.77%	1.87%	1.86	%(3)	1.95%	1.95%	1.95%
Ratio of Net Investment Loss to Average Net Assets	(1.01)%	(1.16)%	(1.05	)%(3)	(0.41)%	(0.74)%	(1.19)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.34%	2.42%	2.70%	2.89%	2.81%	2.91%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(1.58)%	(1.71)%	(1.89)%	(1.35)%	(1.60)%	(2.15)%
Portfolio Turnover Rate	48%	82%	85%	60%	108%	92%

*	For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.09% and 0.03% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.06% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial statements.

	Multi-Factor Small Cap Value Fund
	Class I						Class A
	2015*	2015	2014	2013	2012	2011	2015*	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$21.47	$19.08	$16.09	$12.38	$13.89	$ 10.90	$19.81	$17.62	$14.84	$11.45	$12.83	$ 10.05
Net Investment Income (Loss)(1)	0.23	0.42	0.22	0.49	0.16	0.11	0.18	0.34	0.18	0.44	0.13	0.07
Realized and Unrealized Gain (Loss) on Investments	(1.00)	2.16	3.04	3.57	(1.54)	3.08	(0.92)	1.99	2.82	3.26	(1.42)	2.85
Total from Investment Operations	(0.77)	2.58	3.26	4.06	(1.38)	3.19	(0.74)	2.33	3.00	3.70	(1.29)	2.92
Contributions of Capital by Affiliate(1)	–	–	0.01(2)	–	–	–	–	–	0.01(2)	–	–	–
Dividends from Net Investment Income	–	(0.19)	(0.28)	(0.35)	(0.13)	(0.20)	–	(0.14)	(0.23)	(0.31)	(0.09)	(0.14)
Total Distributions	–	(0.19)	(0.28)	(0.35)	(0.13)	(0.20)	–	(0.14)	(0.23)	(0.31)	(0.09)	(0.14)
Net Asset Value, End of Period	$20.70	$21.47	$19.08	$16.09	$12.38	$ 13.89	$19.07	$19.81	$17.62	$14.84	$11.45	$ 12.83

Total Return†	(3.59)%	13.57%	20.36%	33.33%	(9.96)%	29.46%	(3.74)%	13.26%	20.34%	32.82%	(10.08)%	29.21%
Ratios/Supplemental Data
Net Assets End of Period (000)	$13,869	$16,038	$9,639	$8,321	$9,623	$19,163	$12,508	$13,454	$13,673	$13,459	$12,704	$18,570
Ratio of Expenses to Average Net Assets	0.85%	1.02%	1.25%	1.25%	1.25%	1.25%	1.12%	1.30%	1.32%(3)	1.54%	1.43%(4)	1.54%
Ratio of Net Investment Income to Average Net Assets	2.15%	2.04%	1.18%	3.54%	1.24%	0.94%	1.89%	1.80%	1.09%(3)	3.42%	1.08%(4)	0.66%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.56%	1.55%	1.68%	1.77%	1.62%	1.61%	1.83%	1.84%	1.95%	2.06%	1.92%	1.90%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.44%	1.51%	0.75%	3.02%	0.87%	0.58%	1.18%	1.26%	0.46%	2.90%	0.59%	0.30%
Portfolio Turnover Rate	49%	94%	109%	108%	91%	77%	49%	94%	109%	108%	91%	77%

	Multi-Factor Small Cap Value Fund
	Class C
	2015*	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.72	$15.76	$13.31	$10.29	$11.55	$ 9.02
Net Investment Income (Loss)(1)	0.11	0.19	0.06	0.32	0.03	(0.01)
Realized and Unrealized Gain (Loss) on Investments	(0.82)	1.80	2.52	2.92	(1.29)	2.56
Total from Investment Operations	(0.71)	1.99	2.58	3.24	(1.26)	2.55
Contributions of Capital by Affiliate(1)	–	–	0.01(2)	–	–	–
Dividends from Net Investment Income	–	(0.03)	(0.14)	(0.22)	–**	(0.02)
Total Distributions	–	(0.03)	(0.14)	(0.22)	–**	(0.02)
Net Asset Value, End of Period	$17.01	$17.72	$15.76	$13.31	$10.29	$11.55

Total Return†	(4.01)%	12.67%	19.51%	31.91%	(10.88)%	28.26%
Ratios/Supplemental Data
Net Assets End of Period (000)	$1,708	$1,511	$1,495	$1,152	$1,004	$1,445
Ratio of Expenses to Average Net Assets	1.73%	1.94%	1.99%(3)	2.25%	2.25%	2.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.23%	1.11%	0.42%(3)	2.79%	0.27%	(0.06)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.44%	2.47%	2.57%	2.77%	2.63%	2.61%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.52%	0.58%	(0.16)%	2.27%	(0.11)%	(0.42)%
Portfolio Turnover Rate	49%	94%	109%	108%	91%	77%

*  For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, 0.06%, 0.07% and 0.08% of Class I, Class A, and Class C total returns, respectively, were attributable to a voluntary payment made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. Excluding this item, the total returns would have been 20.30%, 20.27%, and 19.43% for Class I, Class A, and Class C, respectively.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.20% and 0.15% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 5 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

S&P 500 Index Fund
Class I	Class A
2015	*	201	5	201	4	201	3	201	2	201	1	2015	*	201	5	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.68	$15.37	$13.01	$10.46	$10.71	$8.68	$16.61	$15.31	$ 12.95	$ 10.41	$ 10.67	$ 8.65
Net Investment Income(1)	0.16	0.29	0.25	0.22	0.19	0.16	0.14	0.25	0.22	0.19	0.16	0.13
Realized and Unrealized Gain (Loss) on Investments	(0.27)	1.46	2.36	2.55	(0.26)	2.03	(0.27)	1.45	2.35	2.54	(0.26)	2.02
Total from Investment Operations	(0.11)	1.75	2.61	2.77	(0.07)	2.19	(0.13)	1.70	2.57	2.73	(0.10)	2.15
Contributions of Capital by Affiliate(1)	–	–	–	**(2)	–	–	**(3)	–	–	–	–**(2)	–	–**(3)	–
Dividends from Net Investment Income	(0.16)	(0.29)	(0.25)	(0.22)	(0.18)	(0.16)	(0.14)	(0.25)	(0.21)	(0.19)	(0.16)	(0.13)
Distributions from Net Realized Gains	–	(0.15)	–	–	–	–	–	(0.15)	–	–	–	–
Total Distributions	(0.16)	(0.44)	(0.25)	(0.22)	(0.18)	(0.16)	(0.14)	(0.40)	(0.21)	(0.19)	(0.16)	(0.13)
Net Asset Value, End of Period	$16.41	$16.68	$15.37	$13.01	$10.46	$10.71	$16.34	$16.61	$ 15.31	$ 12.95	$ 10.41	$ 10.67

Total Return†	(0.60)%	11.52%	20.23%	26.78%	(0.55	)%(3)	25.51%	(0.73)%	11.24%	20.01%	26.50%	(0.91)%(3)	25.16%

Ratios/Supplemental Data
Net Assets End of Period (000)	$144,714	$171,990	$137,732	$97,902	$88,355	$94,945	$19,037	$20,721	$19,093	$23,632	$20,712	$22,919
Ratio of Expenses to Average Net Assets	0.20%	0.20%	0.27%	0.36%	0.35%	0.37%	0.43%	0.45%	0.49%(4)	0.62%	0.61%	0.63%
Ratio of Net Investment Income to Average Net Assets	1.96%	1.82%	1.80%	1.90%	1.82%	1.67%	1.73%	1.57%	1.57%(4)	1.65%	1.56%	1.41%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.32%	0.32%	0.34%	0.36%	0.35%	0.37%	0.55%	0.56%	0.58%	0.62%	0.61%	0.63%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.84%	1.70%	1.73%	1.90%	1.82%	1.67%	1.61%	1.46%	1.47%	1.65%	1.56%	1.41%
Portfolio Turnover Rate	5%	8%	18%	12%	9%	27%	5%	8%	18%	12%	9%	27%

S&P 500 Index Fund
Class C	Class R4	Class R5
201	5*	201	5	201	4	201	3	201	2	2011	201	5*	2015(5)	2015*	201	5	2014(5)
Net Asset Value, Beginning of Period	$16.47	$15.17	$12.86	$10.34	$10.60	$8.59	$16.68	$15.36	$16.68	$15.37	$14.65
Net Investment Income(1)	0.08	0.14	0.11	0.11	0.08	0.06	0.15	0.28	0.16	0.11	0.13
Realized and Unrealized Gain (Loss) on Investments	(0.26)	1.44	2.32	2.53	(0.26)	2.02	(0.27)	1.47	(0.27)	1.64	0.66
Total from Investment Operations	(0.18)	1.58	2.43	2.64	(0.18)	2.08	(0.12)	1.75	(0.11)	1.75	0.79
Contributions of Capital by Affiliate(1)	–	–	–	**(2)	–	–	**(3)	–	–	–	–	–	–
Dividends from Net Investment Income	(0.09)	(0.13)	(0.12)	(0.12)	(0.08)	(0.07)	(0.15)	(0.28)	(0.16)	(0.29)	(0.07)
Distributions from Net Realized Gains	–	(0.15)	–	–	–	–	–	(0.15)	–	(0.15)	–
Total Distributions	(0.09)	(0.28)	(0.12)	(0.12)	(0.08)	(0.07)	(0.15)	(0.43)	(0.16)	(0.44)	(0.07)
Net Asset Value, End of Period	$16.20	$16.47	$15.17	$12.86	$10.34	$10.60	$16.41	$16.68	$16.41	$16.68	$15.37

Total Return†	(1.08)%	10.46%	19.01%	25.66%	(1.66	)%(3)	24.29%	(0.67)%	11.52%	(0.61)%	11.51%	5.38%

Ratios/Supplemental Data
Net Assets End of Period (000)	$8,388	$8,416	$11,089	$6,496	$1,705	$1,837	$5,033	$3,889	$510	$187	$6
Ratio of Expenses to Average Net Assets	1.13%	1.16%	1.26	%(4)	1.36%	1.35%	1.37%	0.34%	0.36%	0.25%	0.25%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.04%	0.86%	0.81	%(4)	0.90%	0.82%	0.67%	1.84%	1.69%	2.00%	1.79%	2.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.25%	1.27%	1.33%	1.36%	1.35%	1.37%	0.46%	0.47%	0.38%	0.35%	0.38%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.92%	0.75%	0.73%	0.90%	0.82%	0.67%	1.72%	1.58%	1.87%	1.69%	1.87%
Portfolio Turnover Rate	5%	8%	18%	12%	9%	27%	5%	8%	5%	8%	18%

*  For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)	During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset a trade error in the Fund. The payment, net of the trade error, had no impact on the total return of the Fund.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.03% and 0.01% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(5)

Class R4 and Class R5 commenced operations on December 30, 2013. Prior to September 3, 2014, net assets of the Class R4 Shares represented initial seed capital; therefore, no 2014 information is presented. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

	Small Cap Fund
	Class I								Class A
	2015 *	2015	2014		2013	2012		2011	2015 *	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$22.53	$20.21	$17.91		$12.99	$12.85		$9.87	$21.90	$19.69	$17.51	$ 12.74	$12.62	$ 9.73
Net Investment Income (Loss)(1)	(0.03)	0.07	(0.01)		(0.06)	(0.06)		(0.02)	(0.06)	– **	(0.06)	(0.10)	(0.09)	(0.05)
Realized and Unrealized Gain (Loss) on Investments	0.87	2.68	2.59		4.98	0.19		3.00	0.84	2.63	2.52	4.87	0.20	2.94
Total from Investment Operations	0.84	2.75	2.58		4.92	0.13		2.98	0.78	2.63	2.46	4.77	0.11	2.89
Contributions of Capital by Affiliate(1)	–	–	–	**(2)	–	0.01	(3)	–	–	–	–**(2)	–	0.01(3)	–
Dividends from Net Investment Income	–	(0.01)	–		–	–		–	–	–	–	–	–	–
Distributions from Net Realized Gains	–	(0.42)	(0.28)		–	–		–	–	(0.42)	(0.28)	–	–	–
Total Distributions	–	(0.43)	(0.28)		–	–		–	–	(0.42)	(0.28)	–	–	–
Net Asset Value, End of Period	$23.37	$22.53	$20.21		$17.91	$12.99		$12.85	$22.68	$21.90	$19.69	$ 17.51	$12.74	$12.62

Total Return†	3.73%	13.78%	14.39%		37.88%	1.09	%(3)	30.19%	3.56%	13.50%	14.03%	37.44%	0.95%(3)	29.70%
Ratios/Supplemental Data
Net Assets End of Period (000)	$723,338	$565,795	$375,901		$207,230	$151,860		$177,697	$74,969	$68,302	$61,134	$23,371	$ 2,210	$ 2,562
Ratio of Expenses to Average Net Assets	0.99%	0.99%	0.99%		1.19%	1.24%		1.22%	1.29%	1.29%	1.29%(4)	1.46%	1.45%(5)	1.52%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.29)%	0.32%	(0.06)%		(0.39)%	(0.51)%		(0.15)%	(0.59)%	(0.02)%	(0.30)%(4)	(0.68)%	(0.74)%(5)	(0.46)%
Ratio of Expenses to Average Net Assets (Before Fee
Waivers and Reimbursement, as applicable)	1.09%	1.15%	1.28%		1.28%	1.24%		1.22%	1.39%	1.45%	1.58%	1.61%	1.54%	1.52%
Ratio of Net Investment Income (Loss) to Average Net
Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.39)%	0.16%	(0.35)%		(0.48)%	(0.51)%		(0.15)%	(0.69)%	(0.18)%	(0.59)%	(0.83)%	(0.83)%	(0.46)%
Portfolio Turnover Rate	8%	23%	24%		27%	32%		47%	8%	23%	24%	27%	32%	47%

	Small Cap Fund
	Class C
	2015*	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Period	$20.17	$18.29	$16.40		$12.02	$12.00		$9.32
Net Investment Income (Loss)(1)	(0.13)	(0.13)	(0.19)		(0.20)	(0.18)		(0.12)
Realized and Unrealized Gain (Loss) on Investments	0.78	2.43	2.36		4.58	0.19		2.80
Total from Investment Operations	0.65	2.30	2.17		4.38	0.01		2.68
Contributions of Capital by Affiliate(1)	–	–	–	**(2)	–	0.01(3)		–
Distributions from Net Realized Gains	–	(0.42)	(0.28)		–	–		–
Total Distributions	–	(0.42)	(0.28)		–	–		–
Net Asset Value, End of Period	$20.82	$20.17	$18.29		$16.40	$12.02		$12.00

Total Return†	3.22%	12.72%	13.21%		36.44%	0.17	%(3)	28.76%
Ratios/Supplemental Data
Net Assets End of Period (000)	$26,766	$21,015	$17,802		$5,576	$726		$645
Ratio of Expenses to Average Net Assets	1.96%	1.95%	1.99	%(4)	2.14%	2.25%		2.22%
Ratio of Net Investment Loss to Average Net Assets	(1.25)%	(0.66)%	(1.02	)%(4)	(1.37)%	(1.54)%		(1.18)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.06%	2.11%	2.28%		2.31%	2.25%		2.22%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(1.35)%	(0.82)%	(1.31)%		(1.54)%	(1.54)%		(1.18)%
Portfolio Turnover Rate	8%	23%	24%		27%	32%		47%

*	For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. Excluding this item, the total returns would have been 1.01%, 0.87%, and 0.08% for Class I, Class A, and Class C, respectively.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment had no impact to Class A ratios and Class C ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders.

(5)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.09% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H TS ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0, 2 0 1 5,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Small Cap Index Fund
	Class I			Class R4
	2015*	2015	2014(1)	2015*	2015(2)
Net Asset Value, Beginning of Period	$10.66	$9.83	$10.00	$10.66	$9.83
Net Investment Income (Loss)(3)	0.07	0.11	0.04	0.06	0.08
Realized and Unrealized Gain (Loss) on Investments	(0.33)	1.04	(0.21)	(0.32)	0.75
Total from Investment Operations	(0.26)	1.15	(0.17)	(0.26)	0.83
Dividends from Net Investment Income	–	(0.12)	–	–	–
Distributions from Net Realized Gains	–	(0.20)	–	–	–
Total Distributions	–	(0.32)	–	–	–
Net Asset Value, End of Period	$10.40	$10.66	$9.83	$10.40	$10.66

Total Return	(2.44)%	11.82%	(1.70)%	(2.44)%	11.82%

Ratios/Supplemental Data
Net Assets End of Period (000)	$8,668	$5,562	$4,917	$1,018	$274
Ratio of Expenses to Average Net Assets	0.25%	0.25%	0.25%	0.41%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.26%	1.05%	1.06%	1.09%	0.80%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.55%	2.65%	2.84%	1.73%	3.76%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(0.04)%	(1.35)%	(1.53)%	(0.23)%	(2.68)%
Portfolio Turnover Rate	12%	18%	4%	12%	18%

*	For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

(1)	Class I Shares commenced operations on December 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)

Class R4 Shares commenced operations on December 30, 2013. Prior to April 25, 2015, net assets of this share class represented seed capital; therefore, no 2014 information is presented. All ratios for the period have been annualized. Total return for the period has not been annualized.

(3)	Per share data calculated using average shares outstanding method.

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 35.0%
Consumer Discretionary — 5.7%
American Axle & Manufacturing Holdings*	2,821	$64
Burlington Stores*	1,800	87
Comcast, Cl A	2,630	160
D.R. Horton	5,290	171
Dorman Products*	1,843	88
Drew Industries*	1,467	89
Foot Locker	4,560	296
Ford Motor	7,060	101
Hasbro	1,280	93
Home Depot	3,560	477
HSN	1,345	67
L Brands	3,530	337
Lithia Motors, Cl A	933	116
Madison Square Garden, Cl A*	499	81
McDonald’s	1,800	205
Monro Muffler Brake	1,562	116
MSG Networks, Cl A*	1,496	30
NIKE, Cl B	1,330	176
O’Reilly Automotive*	640	169
Tractor Supply	1,470	131
Walt Disney	2,550	289
Wyndham Worldwide	3,090	235

		3,578

Consumer Staples — 3.3%
Altria Group	9,120	525
Boston Beer, Cl A*	286	61
Constellation Brands, Cl A	1,380	193
CVS Health	1,760	166
Dr Pepper Snapple Group	2,270	204
Kimberly-Clark	650	77
Kroger	3,480	131
PepsiCo	3,331	334
Procter & Gamble	2,375	178
Reynolds American	3,840	178
TreeHouse Foods*	615	53

		2,100

Energy — 1.4%
Exxon Mobil	4,235	346
Occidental Petroleum	2,010	152
Oil States International*	638	20
Valero Energy	4,490	323
World Fuel Services	1,434	62

		903

Financials — 7.1%
AmTrust Financial Services	2,798	175
Bank of the Ozarks	3,546	192
BB&T	3,390	131
Blackstone Group LP	2,760	86
Capital One Financial	1,210	95
CBOE Holdings	1,450	105
Chubb	1,854	242
Credit Acceptance*#	724	145
Eagle Bancorp*	3,183	174
Extra Space Storage REIT	3,690	309
Home BancShares	1,719	78
Huntington Bancshares	16,700	195
JPMorgan Chase	7,348	490
LegacyTexas Financial Group	3,335	102

	Number of Shares	Value (000)

MetLife	1,830	$94
National General Holdings	8,030	176
PRA Group*	3,469	143
Principal Financial Group	4,900	252
RLI	1,716	104
SEI Investments	2,840	154
Travelers	1,790	205
U.S. Bancorp	4,470	196
Ventas REIT	2,530	135
Wells Fargo	7,709	425
Welltower REIT	1,370	87

		4,490

Healthcare — 4.4%
Amgen	2,670	430
Cigna	670	90
CorVel*	1,410	55
Edwards Lifesciences*	1,030	168
Eli Lilly	1,250	103
Gilead Sciences	2,740	290
Johnson & Johnson	3,447	349
MEDNAX*	1,170	84
Merck	3,771	200
Neogen*	2,324	137
PAREXEL International*	1,724	117
Pfizer	12,431	407
Stryker	980	95
Thermo Fisher Scientific	1,190	165
Universal Health Services, Cl B	1,040	126

		2,816

Industrials — 4.8%
3M	740	116
Alaska Air Group	1,280	102
Astronics*	1,654	64
Astronics, Cl B*	248	10
B/E Aerospace	843	39
Boeing	2,130	310
Cintas	1,500	137
Colfax*	999	27
EnerSys	1,726	102
Equifax	1,040	116
Esterline Technologies*	672	64
General Dynamics	1,660	243
General Electric	10,020	300
Genesee & Wyoming, Cl A*	504	35
GP Strategies*	1,882	53
HEICO	1,392	72
Honeywell International	2,210	230
KLX*	1,259	40
Lockheed Martin	1,100	241
Northrop Grumman	610	114
On Assignment*	1,244	58
Snap-on	1,000	172
Stanley Black & Decker	930	101
Towers Watson, Cl A	780	105
United Technologies	1,040	100
Wesco Aircraft Holdings*	5,757	77

		3,028

Information Technology — 5.5%
Alphabet, Cl A*	505	385

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Apple	7,019	$830
CDW	4,630	200
Cisco Systems	15,842	432
Intel	3,080	107
Lam Research	1,900	149
Manhattan Associates*	2,474	190
Microsoft	4,162	226
OSI Systems*	1,662	156
QUALCOMM	950	46
Skyworks Solutions	1,150	95
Symantec	7,320	143
Texas Instruments	2,700	157
Total System Services	2,650	148
Tyler Technologies*	610	109
WEX*	805	76

		3,449

Materials — 1.3%
Balchem	1,406	96
Celanese, Series A	2,290	162
Dow Chemical	5,890	307
International Paper	1,910	80
Neenah Paper	957	64
PPG Industries	830	88

		797

Telecommunication Services — 0.6%
AT&T	3,787	127
T-Mobile US*	2,580	92
Verizon Communications	3,940	179

		398

Utilities — 0.9%
NextEra Energy	968	97
Pinnacle West Capital	3,620	229
WEC Energy Group	2,050	101
Xcel Energy	3,570	127

		554

Total Common Stocks (Cost $17,248)		22,113

FOREIGN COMMON STOCKS — 11.3%
Consumer Discretionary — 1.9%
Bridgestone (Japan) (A)	1,500	53
CAR (Hong Kong)*#	48,181	90
Compass Group PLC (United Kingdom)	2,383	41
Dufry AG (Switzerland)*	421	50
Helen of Troy (Bermuda)*	441	46
Industria de Diseno Textil SA (Spain)	1,713	62
Just Eat PLC (United Kingdom)*	6,684	44
lululemon athletica (Canada)*	356	17
LVMH Moet Hennessy Louis Vuitton SE (France)	229	38
Pandora A/S (Denmark)	748	89
Rakuten (Japan) (A)	6,400	81
Signet Jewelers (Bermuda)	1,253	165
Sony, ADR (Japan)	3,671	95
SuperGroup PLC (United Kingdom)*	1,700	42
Toyota Motor, ADR (Japan)	1,209	150
Whitbread PLC (United Kingdom)	741	51

	Number of Shares	Value (000)

Zalando SE (Germany)* 144A	1,613	$55

		1,169

Consumer Staples — 0.8%
Anheuser-Busch InBev NV, ADR (Belgium)	702	90
Carrefour SA (France)	2,173	67
Davide Campari-Milano SpA (Italy)	4,677	41
Heineken NV (Netherlands)	457	41
Koninklijke Ahold NV (Netherlands)	2,024	44
Nestle SA (Switzerland)	1,176	87
Puregold Price Club (Philippines)	43,700	32
Reckitt Benckiser Group PLC (United Kingdom)	1,220	114

		516

Energy — 0.6%
Schlumberger (Curacao)	2,210	171
TOTAL SA, ADR (France)#	4,790	237

		408

Financials — 2.1%
ACE (Switzerland)	1,650	190
AIA Group (Hong Kong)	15,159	91
China Merchants Bank, Cl H (China)	20,730	49
Colliers International Group (Canada)	1,474	67
Danske Bank A/S (Denmark)	2,553	68
Deutsche Wohnen AG (Germany)	2,402	66
Equity Group Holdings (Kenya)	98,594	40
FirstService (Canada)	1,953	80
HDFC Bank, ADR (India)	1,416	82
Invesco (Bermuda)	3,500	118
IRF European Finance Investments (Bermuda)* (B) (C)	31,579	–
Mitsubishi Estate (Japan) (A)	4,000	84
Mitsubishi UFJ Financial Group, ADR (Japan)	11,233	73
Mitsui Fudosan (Japan) (A)	2,000	50
Nomura Holdings (Japan) (A)	11,400	67
Ping An Insurance Group of China, Cl H (China)	13,886	76
VIB Vermoegen AG (Germany)	2,055	38
Virgin Money Holdings PLC (United Kingdom)	10,497	56

		1,295

Healthcare — 2.0%
Bayer AG (Germany)	874	116
BioGaia AB, Cl B (Sweden)	1,282	42
Clinigen Group PLC (United Kingdom)	1,791	18
CYBERDYNE (Japan)* (A)	3,800	59
GN Store Nord A/S (Denmark)	2,397	44
Grifols SA (Spain)	2,229	106
Hoya (Japan) (A)	1,900	77
ICON PLC (Ireland)*	965	72
Meda AB, Cl A (Sweden)	3,909	47
NMC Health PLC (United Kingdom)	3,166	43
Novo Nordisk A/S, ADR (Denmark)	2,565	141
Ono Pharmaceutical (Japan) (A)	800	128
Roche Holding AG (Switzerland)	551	148
Sawai Pharmaceutical (Japan) (A)	600	34
Shire PLC (United Kingdom)	718	50
Teva Pharmaceutical Industries, ADR (Israel)	1,800	113
Vitrolife AB (Sweden)	1,619	49

		1,287

See Notes to Financial Statements.

Number of Shares		Value (000)
FOREIGN COMMON STOCKS — continued
Industrials — 1.0%
AerCap Holdings NV (Netherlands)*	2,010	$91
Ashtead Group PLC (United Kingdom)	6,916	114
Hexagon AB, Cl B (Sweden)	1,497	54
Kingspan Group PLC (Ireland)	2,774	73
Nidec (Japan) (A)	700	54
Rational AG (Germany)	182	76
Schneider Electric SE (France)	670	42
SMC (Japan) (A)	200	53
Tomra Systems ASA (Norway)	2,547	28
Zhuzhou CSR Times Electric, Cl H (China)	7,320	49

		634

Information Technology — 2.4%
Accenture PLC, Cl A (Ireland)	2,890	310
Alibaba Group Holding, ADR (China)*	813	68
Amdocs (Guernsey)	2,420	137
ARM Holdings PLC, ADR (United Kingdom)	1,415	72
Check Point Software Technologies (Israel)*	1,900	166
Dassault Systemes SA (France)	549	44
Fleetmatics Group PLC (Ireland)*	1,197	71
Ingenico Group (France)	723	91
Mobileye NV (Israel)*	1,134	49
NXP Semiconductors NV (Netherlands)*	708	66
Open Text (Canada)	1,352	65
SAP SE, ADR (Germany)#	896	71
TE Connectivity (Switzerland)	1,740	117
Tencent Holdings (Hong Kong)	5,162	103
Wirecard AG (Germany)	2,301	113

		1,543

Materials — 0.2%
Dangote Cement PLC (Nigeria)	27,665	22
Hexpol AB (Sweden)	6,688	71
James Hardie Industries PLC (Australia)	5,137	60

		153

Telecommunication Services — 0.2%
SoftBank Group (Japan) (A)	951	50
Telenor ASA (Norway)	2,393	42

		92

Utilities — 0.1%
Red Electrica SA (Spain)	466	40

		40

Total Foreign Common Stocks (Cost $6,239)		7,137

EXCHANGE-TRADED FUNDS — 13.4%
iShares MSCI EAFE Value Index†#	110,838	5,358
iShares MSCI Emerging Markets Index Fund†#	42,511	1,445
iShares STOXX Europe 600 Banks DE†	2,744	57
SPDR® S&P 500® ETF Trust	7,823	1,632

Total Exchange-Traded Funds (Cost $10,046)		8,492

Number of Shares		Value (000)
MASTER LIMITED PARTNERSHIP — 0.1%
Energy — 0.1%
Enterprise Products Partners LP	3,160	$80

Total Master Limited Partnership (Cost $91)		80

Par (000)
ASSET-BACKED SECURITIES — 2.7%
Automotive — 1.6%
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	$ 95	94
Ford Credit Auto Owner Trust,
Series 2014-C, Cl A3
1.060%, 05/15/19	75	75
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	70	70
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A2
0.680%, 10/16/17	83	83
Hyundai Auto Receivables Trust,
Series 2015-B, Cl A2A
0.690%, 04/16/18	189	188
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	210	210
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A3
1.340%, 03/16/20	250	249
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	65	64

		1,033

Credit Cards — 0.9%
American Express Credit Account Master Trust,
Series 2014-2, Cl A
1.260%, 01/15/20	120	120
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	240	240
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	110	110
Citibank Credit Card Issuance Trust,
Series 2013-A3, Cl A3
1.110%, 07/23/18	105	105

		575

Equipment — 0.2%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	90	90

Total Asset-Backed Securities (Cost $1,701)		1,698

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — 13.7%
Aerospace — 0.4%
Erickson
8.250%, 05/01/20	$29	$18
Lockheed Martin
3.800%, 03/01/45	95	85
Spirit AeroSystems
6.750%, 12/15/20	66	68
United Technologies
4.500%, 06/01/42	60	61

		232

Automotive — 0.2%
General Motors Financial
3.200%, 07/13/20	65	64
Lear
5.375%, 03/15/24	50	52

		116

Cable — 1.3%
21st Century Fox America
8.450%, 08/01/34	60	82
AMC Networks
7.750%, 07/15/21	75	80
Belo
7.750%, 06/01/27	50	53
Cable One
5.750%, 06/15/22 144A	25	25
Cablevision Systems
8.625%, 09/15/17	50	53
CCO Safari II LLC
6.384%, 10/23/35 144A	90	94
Comcast
4.250%, 01/15/33	15	15
DIRECTV Holdings LLC
4.600%, 02/15/21	40	43
4.450%, 04/01/24	65	67
Discovery Communications LLC
3.250%, 04/01/23	130	121
Sinclair Television Group
6.375%, 11/01/21	25	26
Time Warner Cable
4.500%, 09/15/42	70	57
Time Warner Entertainment LP
8.375%, 03/15/23	25	31
Viacom
3.250%, 03/15/23	60	56

		803

Consumer Discretionary — 0.2%
DreamWorks Animation SKG
6.875%, 08/15/20 144A	50	50
Hasbro
6.300%, 09/15/17	70	75

		125

Consumer Services — 0.7%
Avon Products
6.750%, 03/15/23	60	40
Cedar Fair LP
5.250%, 03/15/21	25	26
FelCor Lodging LP
5.625%, 03/01/23	35	36

	Par (000)	Value (000)

Graham Holdings
7.250%, 02/01/19	$45	$48
H&E Equipment Services
7.000%, 09/01/22	25	25
Live Nation Entertainment
7.000%, 09/01/20 144A	50	53
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	50	49
Royal Caribbean Cruises
7.500%, 10/15/27	42	48
Sotheby’s
5.250%, 10/01/22 144A	25	24
Speedway Motorsports
5.125%, 02/01/23	30	30
Wynn Las Vegas LLC
5.375%, 03/15/22	55	53

		432

Energy — 2.2%
Boardwalk Pipelines LP
3.375%, 02/01/23	75	64
Chesapeake Energy
6.500%, 08/15/17	60	42
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	60	34
ConocoPhillips
4.150%, 11/15/34	10	10
6.500%, 02/01/39	40	48
Continental Resources
5.000%, 09/15/22	140	123
Denbury Resources
5.500%, 05/01/22	60	37
Energy Transfer Partners LP
6.125%, 12/15/45	90	78
EQT
5.150%, 03/01/18	30	31
4.875%, 11/15/21	85	85
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/23	45	36
Kinder Morgan Energy Partners LP
6.500%, 04/01/20	55	58
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	105	95
McDermott International
8.000%, 05/01/21 144A	40	33
Newfield Exploration
5.375%, 01/01/26	30	27
Nexen Energy ULC
5.875%, 03/10/35	45	50
Peabody Energy
6.500%, 09/15/20	70	11
Petroleos Mexicanos
6.000%, 03/05/20	55	59
4.250%, 01/15/25 144A	25	23
PHI
5.250%, 03/15/19	30	26
Phillips 66
4.650%, 11/15/34	60	59
Rowan
4.875%, 06/01/22	100	81
4.750%, 01/15/24#	25	19

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
Shell International Finance BV
4.125%, 05/11/35	$60	$60
Southwestern Energy
4.100%, 03/15/22	80	62
Tesoro
5.375%, 10/01/22	35	36
Transocean
6.875%, 12/15/21	50	38
Whiting Petroleum
6.500%, 10/01/18#	45	43
Williams
4.550%, 06/24/24	65	53

		1,421

Financials — 2.8%
American Express Credit (GMTN)
2.250%, 08/15/19	65	65
Bank of America
6.250%, 09/29/49 (D)	60	61
Bank of America (MTN)
5.625%, 07/01/20	50	56
4.000%, 04/01/24	60	62
4.200%, 08/26/24	60	61
BankUnited
4.875%, 11/17/25	25	25
Capital One Financial
3.500%, 06/15/23	88	89
Citigroup
6.125%, 11/21/17	115	125
2.150%, 07/30/18	30	30
4.450%, 09/29/27	30	30
Deutsche Bank AG
2.950%, 08/20/20	60	60
General Electric Capital (GMTN)
3.150%, 09/07/22	55	56
Goldman Sachs Group
5.750%, 01/24/22	50	57
HSBC Holdings PLC
5.100%, 04/05/21	105	118
International Lease Finance
5.750%, 05/15/16	60	61
JPMorgan Chase
4.625%, 05/10/21	60	66
3.375%, 05/01/23	90	89
7.900%, 04/29/49 (D)	70	72
Morgan Stanley
4.750%, 03/22/17	100	104
4.875%, 11/01/22	65	70
Royal Bank of Canada
1.200%, 09/19/17	175	174
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	60	66
State Street
5.250%, 12/29/49 (D)	45	45
Wells Fargo
5.900%, 12/29/49 (D)	65	66
Wells Fargo (MTN)
3.300%, 09/09/24	100	100

		1,808

	Par (000)	Value (000)

Food, Beverage & Tobacco — 0.2%
Constellation Brands
6.000%, 05/01/22	$50	$55
Kraft Foods Group
5.000%, 06/04/42	30	31
Kraft Heinz Foods
5.200%, 07/15/45 144A	30	31

		117

Healthcare — 0.7%
Actavis Funding SCS
3.450%, 03/15/22	125	126
Amgen
4.400%, 05/01/45	95	89
DaVita HealthCare Partners
5.750%, 08/15/22	50	52
HCA
4.250%, 10/15/19	60	61
Johnson & Johnson
5.950%, 08/15/37	60	78
Select Medical
6.375%, 06/01/21	30	24

		430

Industrials — 1.3%
Avnet
4.875%, 12/01/22	55	57
Ball
4.000%, 11/15/23	55	53
5.250%, 07/01/25	30	30
Bombardier
7.750%, 03/15/20 144A	50	44
Caterpillar
3.900%, 05/27/21	40	43
CNH Industrial Capital LLC
6.250%, 11/01/16	35	36
3.625%, 04/15/18	51	51
Crown Cork & Seal
7.375%, 12/15/26	20	22
D.R. Horton
3.625%, 02/15/18	60	61
General Electric
4.125%, 10/09/42	120	117
Harsco
5.750%, 05/15/18	55	51
KLX
5.875%, 12/01/22 144A	50	49
Masco
7.750%, 08/01/29	50	55
Owens-Brockway Glass Container
6.375%, 08/15/25 144A	25	26
Owens-Illinois
7.800%, 05/15/18	10	11
PulteGroup
7.875%, 06/15/32	60	69
USG
7.875%, 03/30/20 144A	25	26

		801

Insurance — 0.5%
Berkshire Hathaway Finance
4.250%, 01/15/21	115	126

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Insurance — continued
MetLife
6.400%, 12/15/36	$65	$72
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	65	67
XLIT
4.450%, 03/31/25	40	39

		304

Materials — 0.3%
Allegheny Technologies
7.625%, 08/15/23	60	48
ArcelorMittal
7.250%, 02/25/22	25	22
8.000%, 10/15/39	30	23
Freeport-McMoRan
3.550%, 03/01/22	120	83

		176

Real Estate Investment Trusts — 0.5%
American Campus Communities Operating Partnership LP
4.125%, 07/01/24	115	115
Digital Realty Trust LP
5.250%, 03/15/21	90	97
Realty Income
3.250%, 10/15/22	100	97

		309

Retail — 0.6%
eBay
2.600%, 07/15/22	50	47
Hanesbrands
6.375%, 12/15/20	70	72
L Brands
7.000%, 05/01/20	15	17
Levi Strauss
6.875%, 05/01/22	30	32
Walgreens Boots Alliance
3.800%, 11/18/24	65	64
Wal-Mart Stores
5.250%, 09/01/35	50	58
5.625%, 04/01/40	100	120

		410

Technology — 0.7%
Activision Blizzard
5.625%, 09/15/21 144A	40	42
Apple
3.850%, 05/04/43	125	116
KLA-Tencor
4.125%, 11/01/21	125	126
Oracle
4.300%, 07/08/34	65	66
QUALCOMM
3.000%, 05/20/22	120	116

		466

Telecommunications — 0.4%
AT&T
6.300%, 01/15/38	45	50

Par (000)		Value (000)

DigitalGlobe
5.250%, 02/01/21 144A	$35	$30
GTE
6.940%, 04/15/28	85	101
SBA Telecommunications
5.750%, 07/15/20	25	26
Verizon Communications
6.400%, 09/15/33	50	59

		266

Transportation — 0.3%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	60	58
ERAC USA Finance LLC
5.625%, 03/15/42 144A	50	54
FedEx
3.900%, 02/01/35	65	60

		172

Utilities — 0.4%
Berkshire Hathaway Energy
6.125%, 04/01/36	80	95
Calpine
7.875%, 01/15/23 144A	46	49
DPL
6.500%, 10/15/16	45	46
Duke Energy Carolinas LLC
4.000%, 09/30/42	10	9
Exelon Generation LLC
2.950%, 01/15/20	20	20
4.000%, 10/01/20	65	67

		286

Total Corporate Bonds (Cost $9,009)		8,674

MUNICIPAL BOND — 0.2%
Texas — 0.2%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	85	101

Total Municipal Bond (Cost $101)		101

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 10.0%
Federal Home Loan Mortgage Corporation — 1.8%
4.500%, 06/01/41	147	159
4.000%, 01/01/41	222	236
4.000%, 10/01/43	121	129
4.000%, 10/01/44	213	227
3.500%, 06/01/42	123	127
3.500%, 12/01/42	215	223

		1,101

Federal National Mortgage Association — 7.4%
5.500%, 07/01/33	3	4
5.500%, 05/01/35	25	28
5.000%, 08/01/40	172	190
4.500%, 06/01/40	189	207
4.500%, 10/01/40	49	53
4.500%, 01/01/41	114	123

See Notes to Financial Statements.

Par (000)		Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
4.500%, 03/01/41	$104	$113
4.500%, 04/01/41	153	166
4.000%, 03/01/26	30	32
4.000%, 12/01/40	96	102
4.000%, 01/01/41	138	148
4.000%, 02/01/41	120	128
4.000%, 02/01/42	116	124
4.000%, 07/01/42	154	164
4.000%, 07/01/45	97	103
3.500%, 01/01/26	116	122
3.500%, 10/01/26	82	86
3.500%, 01/01/28	158	166
3.500%, 11/01/29	148	155
3.500%, 03/01/41	113	117
3.500%, 06/01/42	145	151
3.500%, 08/01/42	215	223
3.500%, 10/01/42	162	168
3.500%, 11/01/42	122	127
3.500%, 02/01/43	121	126
3.500%, 08/01/44	185	192
3.000%, 06/01/27	139	144
3.000%, 06/01/28	84	88
3.000%, 11/01/29	65	68
3.000%, 11/01/42	169	170
3.000%, 04/01/43	456	459
3.000%, 05/01/43	159	160
2.500%, 11/01/27	276	282

		4,689

Government National Mortgage Association — 0.8%
4.500%, 10/20/45	219	236
4.000%, 09/15/41	97	103
4.000%, 10/20/43	64	68
3.500%, 07/15/42	50	52
3.500%, 12/20/42	65	68

		527

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $6,219)		6,317

U.S. TREASURY OBLIGATIONS — 9.9%
U.S. Treasury Bonds — 1.6%
4.500%, 02/15/36	315	406
3.750%, 08/15/41	80	92
3.125%, 08/15/44	505	519

		1,017

U.S. Treasury Inflationary Index Bond (TIP) — 0.4%
0.250%, 01/15/25	241	233

U.S. Treasury Notes — 7.9%
2.625%, 08/15/20	130	136
2.250%, 11/15/24	230	231
2.125%, 05/15/25	280	278
1.750%, 10/31/20	540	541
1.625%, 12/31/19	495	497
1.625%, 08/15/22	60	59
1.500%, 08/31/18	90	91
1.250%, 10/31/19	75	74
0.375%, 01/15/16	810	810

Par (000)		Value (000)

0.375%, 03/15/16	$ 130	$130
0.375%, 03/31/16	345	345
0.250%, 12/15/15	450	450
0.250%, 02/29/16	1,340	1,340

		4,982

Total U.S. Treasury Obligations (Cost $6,206)		6,232

Number of Shares
MONEY MARKET FUND — 3.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.051%† (E)	2,121,764	2,122

Total Money Market Fund (Cost $2,122)		2,122

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.7%
(Cost $58,982)		62,966

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 11.8%

Money Market Fund — 11.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (E)	7,446,168	7,446

Total Short-Term Investment Purchased with Collateral From Securities Loaned
(Cost $7,446)‡		7,446

TOTAL INVESTMENTS — 111.5%

(Cost $66,428)**		70,412

Other Assets & Liabilities – (11.5)%		(7,251)

TOTAL NET ASSETS — 100.0%		$63,161

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $66,458.

Gross unrealized appreciation (000)	$6,854
Gross unrealized depreciation (000)	(2,900)
Net unrealized appreciation (000)	$3,954

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $7,275 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open forward currency contracts.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of November 30, 2015.
(D)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2015.
(E)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $824 (000) and represents 1.3% of net assets as of November 30, 2015.

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

Forward Currency Contracts:

Settlement	Type	Contracts to Deliver (000)		In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation (000)

11/16	Sell*	JPY	66,718	$558	$548	$10

EUR — Euro

GBP — United Kingdom Pound

*Counterparty is State Street Bank

JPY — Japanese Yen

 Assets in the amount of $790,894 have been segregated on the Fund’s books and records.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Other Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Asset-Backed Securities	$–	$1,698	$–	$1,698

Common Stocks	22,113	–	–	22,113

Corporate Bonds	–	8,674	–	8,674

Exchange-Traded Funds	8,492	–	–	8,492

Foreign Common Stocks:

Australia	–	60	–	60

Belgium	90	–	–	90

Bermuda	328	–	–	328

Canada	229	–	–	229

China	68	173	–	241

Curacao	171	–	–	171

Denmark	141	201	–	342

France	237	282	–	519

Germany	109	426	–	535

Guernsey	137	–	–	137

Hong Kong	–	284	–	284

India	82	–	–	82

Ireland	453	73	–	526

Israel	329	–	–	329

Italy	–	41	–	41

Japan	318	792	–	1,110

Kenya	40	–	–	40

Netherlands	158	85	–	243

Nigeria	22	–	–	22

Norway	–	69	–	69

Philippines	32	–	–	32

Spain	–	207	–	207

Sweden	–	264	–	264

Switzerland	306	285	–	591

United Kingdom	114	531	–	645

Master Limited Partnership	80	–	–	80

Money Market Fund	2,122	–	–	2,122

Municipal Bond	–	101	–	101
Short-Term Investment Purchased with Collateral From Securities Loaned	7,446	–	–	7,446

U.S. Government Agency Mortgage-Backed Obligations	–	6,317	–	6,317

U.S. Treasury Obligations	–	6,232	–	6,232

Total Assets - Investments in Securities	$43,617	$26,795	$–	$70,412

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 2 Other Significant Observable Inputs (000)	Total Value (000)

Assets:

Other Financial Instruments

Forward Currency Contracts	$–	$10	$–	$10

Total Assets - Other Financial Instruments	$–	$10	$–	$10

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2015, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$7,446	$–	$7,446

Total Liabilities - Collateral Received for Loaned Securities	$–	$7,446	$–	$7,446

There were no material transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 94.3%
Consumer Discretionary — 19.0%
Barratt Developments PLC (United Kingdom)	906,926	$8,204
Bellway PLC (United Kingdom)	201,627	7,939
Bridgestone (Japan) (A)	97,202	3,462
CAR (Hong Kong)*#	3,012,807	5,658
Christian Dior SA (France)	39,800	7,274
Cie Generale des Etablissements Michelin (France)	72,800	7,291
Compass Group PLC (United Kingdom)	162,870	2,832
Dufry AG (Switzerland)*	26,620	3,183
Duni AB (Sweden)	417,000	6,444
Industria de Diseno Textil SA (Spain)	117,083	4,205
International Game Technology PLC (United Kingdom)	433,529	6,733
IPSOS (France)	164,372	3,436
Just Eat PLC (United Kingdom)*	450,322	2,986
Kia Motors (South Korea)	185,200	8,388
lululemon athletica (Canada)*#	24,770	1,184
LVMH Moet Hennessy Louis Vuitton SE (France)#	14,900	2,496
Pandora A/S (Denmark)	44,757	5,297
Persimmon PLC (United Kingdom)*	254,645	7,340
Rakuten (Japan) (A)	426,694	5,384
REXLot Holdings (Hong Kong) (B) (C)	29,533,868	38
Signet Jewelers (Bermuda)	24,793	3,258
Sony, ADR (Japan)	241,133	6,250
SuperGroup PLC (United Kingdom)*	110,300	2,722
Taylor Wimpey PLC (United Kingdom)*	3,028,439	8,871
Toyota Motor (Japan) (A)	154,400	9,609
Whitbread PLC (United Kingdom)	48,961	3,352
Zalando SE (Germany)* 144A	105,938	3,588

		137,424

Consumer Staples — 6.8%
Anheuser-Busch InBev SA/NV (Belgium)	44,424	5,711
Asahi Group Holdings (Japan)	242,500	7,611
Carrefour SA (France)	150,871	4,650
Davide Campari-Milano SpA (Italy)	301,203	2,644
Greencore Group PLC (Ireland)	1,454,337	7,397
Heineken NV (Netherlands)	29,454	2,611
Koninklijke Ahold NV (Netherlands)	127,627	2,778
Nestle SA (Switzerland)	74,023	5,487
Puregold Price Club (Philippines)	2,704,000	1,973
Reckitt Benckiser Group PLC (United Kingdom)	86,118	8,075

		48,937

Energy — 2.7%
Sasol (South Africa)	224,950	6,258
Thai Oil PCL (Thailand)	4,708,850	7,700
WorleyParsons (Australia)#	1,244,600	5,213

		19,171

Financials — 15.2%
AIA Group (Hong Kong)	993,819	5,934
China Merchants Bank, Cl H (China)	1,332,960	3,132
Danske Bank A/S (Denmark)	163,517	4,383
Deutsche Wohnen AG (Germany)	166,006	4,561
DNB ASA (Norway)	565,744	7,436
Equity Group Holdings (Kenya)	6,511,925	2,660
Hannover Rueck SE (Germany)	79,000	9,232
HDFC Bank, ADR (India)	90,929	5,285
Investor AB, Cl B (Sweden)	190,845	7,269

	Number of Shares	Value (000)

IRF European Finance Investments (Bermuda)* (B) (C)	284,500	$–
Mitsubishi Estate (Japan) (A)	269,000	5,661
Mitsubishi UFJ Financial Group, ADR (Japan)	775,986	5,013
Mitsui Fudosan (Japan) (A)	170,000	4,290
Muenchener Rueckversicherungs AG (Germany)	38,500	7,742
Nomura Holdings (Japan) (A)	792,600	4,685
Ping An Insurance Group of China, Cl H (China)	895,044	4,910
Sberbank of Russia, ADR (Russia)	467,600	3,138
SpareBank 1 SR Bank ASA (Norway)	1,267,853	5,644
Standard Chartered PLC (United Kingdom)	636,704	5,339
Svenska Handelsbanken AB (Sweden)	530,500	7,132
VIB Vermoegen AG (Germany)	142,071	2,643
Virgin Money Holdings PLC (United Kingdom)	696,353	3,729

		109,818

Healthcare — 12.7%
Bayer AG (Germany)	56,138	7,462
BioGaia AB, Cl B (Sweden)	83,659	2,770
Clinigen Group PLC (United Kingdom)	117,584	1,187
CYBERDYNE (Japan)*# (A)	252,900	3,903
GN Store Nord A/S (Denmark)	161,782	2,964
Grifols SA (Spain)	146,551	6,944
Hoya (Japan) (A)	131,600	5,335
ICON PLC (Ireland)*	62,973	4,681
Meda AB, Cl A (Sweden)	255,732	3,074
NMC Health PLC (United Kingdom)	205,209	2,766
Novartis AG (Switzerland)	79,266	6,762
Novo Nordisk A/S, ADR (Denmark)	165,377	9,091
Ono Pharmaceutical (Japan) (A)	50,000	7,995
Roche Holding AG (Switzerland)	35,487	9,506
Sawai Pharmaceutical (Japan) (A)	37,200	2,133
Shire PLC (United Kingdom)	47,995	3,341
Teva Pharmaceutical Industries, ADR (Israel)	136,430	8,586
Vitrolife AB (Sweden)	109,068	3,316

		91,816

Industrials — 10.2%
Ashtead Group PLC (United Kingdom)	454,179	7,492
BBA Aviation PLC (United Kingdom)	2,241,425	6,065
Caverion (Finland)	339,938	3,162
Hexagon AB, Cl B (Sweden)	88,999	3,225
Kingspan Group PLC (Ireland)	192,633	5,046
Kone OYJ, Cl B (Finland)	172,200	7,336
Konecranes OYJ (Finland)#	255,682	7,082
Loomis AB, Cl B (Sweden)	278,831	9,324
Nidec (Japan) (A)	46,400	3,587
Rational AG (Germany)	12,568	5,266
Schneider Electric SE (France)	41,920	2,648
SMC (Japan) (A)	15,500	4,111
Tomra Systems ASA (Norway)	167,325	1,813
Trevi Finanziaria Industriale SpA (Italy)#	1,245,270	1,604
YIT OYJ (Finland)#	543,138	2,990
Zhuzhou CSR Times Electric, Cl H (China)	472,323	3,121

		73,872

Information Technology — 10.0%
Alibaba Group Holding, ADR (China)*	53,423	4,492
ARM Holdings PLC, ADR (United Kingdom)	96,663	4,901
Dassault Systemes SA (France)	34,503	2,746
Fleetmatics Group PLC (Ireland)*	78,173	4,667
Infosys, ADR (India)	388,260	6,476

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

Number of Shares		Value (000)
FOREIGN COMMON STOCKS — continued
Information Technology — continued
Ingenico Group (France)	46,953	$5,904
Mobileye NV (Israel)*#	74,029	3,228
NXP Semiconductors NV (Netherlands)*	48,616	4,544
Samsung Electronics (South Korea)	6,919	7,659
SAP SE, ADR (Germany)#	57,876	4,572
Tencent Holdings (Hong Kong)	346,310	6,882
Wincor Nixdorf AG (Germany)	169,758	8,575
Wirecard AG (Germany)	158,953	7,780

		72,426

Materials — 12.4%
BASF SE (Germany)	88,600	7,312
BHP Billiton PLC (United Kingdom)	33,699	404
BHP Billiton PLC, ADR (United Kingdom)#	225,800	5,476
Dangote Cement PLC (Nigeria)	1,850,070	1,459
Hexpol AB (Sweden)	436,619	4,643
Imerys SA (France)	105,652	7,152
James Hardie Industries PLC (Australia)	344,427	4,050
LANXESS AG (Germany)	140,500	7,139
Linde AG (Germany)	41,300	7,197
Methanex (Canada)#	182,900	7,185
Rexam PLC (United Kingdom)	706,634	6,163
Showa Denko KK (Japan)	6,003,000	7,901
Solvay SA (Belgium)	63,450	7,307
South32 (Australia)*	33,699	29
South32, ADR (Australia)*	52,600	222
Symrise AG (Germany)	130,030	8,783
Yara International ASA (Norway)	161,700	7,478

		89,900

Telecommunication Services — 4.2%
Deutsche Telekom AG (Germany)	377,461	6,957
Freenet AG (Germany)	254,219	8,544
KDDI (Japan)	361,700	8,972
SoftBank Group (Japan) (A)	60,199	3,193
Telenor ASA (Norway)	150,065	2,609

		30,275

Utilities — 1.1%
Guangdong Investment (Hong Kong)	3,796,000	5,180
Red Electrica SA (Spain)	31,861	2,731

		7,911

Total Foreign Common Stocks (Cost $641,245)		681,550

EXCHANGE-TRADED FUND — 0.5%
iShares STOXX Europe 600 Banks DE†	189,561	3,910

Total Exchange-Traded Fund (Cost $4,621)		3,910

Number of Shares		Value (000)
FOREIGN RIGHTS — 0.0%
Financials — 0.0%
Standard Chartered PLC (United Kingdom)*	181,916	$249

Total Foreign Rights (Cost $0)		249

MONEY MARKET FUND — 4.8%

PNC Advantage Institutional Money Market Fund, Institutional Shares 0.051%† (D) (E)	34,770,556	$34,771

Total Money Market Fund (Cost $34,771)		34,771

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.6% (Cost $680,637)		720,480

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 4.5%

Money Market Fund — 4.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (D)	32,159,904	32,160

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $32,160)		32,160

TOTAL INVESTMENTS — 104.1% (Cost $712,797)**		752,640

Other Assets & Liabilities – (4.1)%		(29,538)

TOTAL NET ASSETS — 100.0%		$723,102

*	Non-income producing security.
** Aggregate	cost for Federal income tax purposes is (000) $714,953.

Gross unrealized appreciation (000)	$102,438
Gross unrealized depreciation (000)	(64,751)
Net unrealized appreciation (000)	$37,687

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $30,868 (000).
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open forward currency contracts.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $38 (000) and represents 0.0% of net assets as of November 30, 2015.
(D)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(E)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $3,588 (000) and represents 0.5% of net assets as of November 30, 2015.

See Notes to Financial Statements.

Forward Currency Contracts:

Settlement Month	Type	Contracts to Deliver (000)		In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation (000)

11/16	Sell*	JPY	3,385,850	$28,317	$27,822	$495

*Counterparty is State Street Bank

JPY — Japanese Yen

  Assets in the amount of $63,265,077 have been segregated on the Fund’s books and records.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

DAX Index Future	10	$2,860	12/18/15	$309

Nikkei 225®	40	6,002	12/11/15	611

		$8,862		$920

    Cash in the amount of $512,757 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

   Assets in the amount of $9,732,380 have been segregated on the Fund’s books and records.

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$3,910	$–	$–	$3,910

Foreign Common Stocks:

Australia	222	9,292	–	9,514

Belgium	–	13,019	–	13,019

Bermuda	3,258	–	–	3,258

Canada	8,369	–	–	8,369

China	4,492	11,163	–	15,655

Denmark	9,091	12,643	–	21,734

Finland	–	20,569	–	20,569

France	–	43,598	–	43,598

Germany	7,216	100,138	–	107,354

Hong Kong	–	23,655	38	23,693

India	11,761	–	–	11,761

Ireland	16,745	5,046	–	21,791

Israel	11,813	–	–	11,813

Italy	–	4,248	–	4,248

Japan	11,263	87,834	–	99,097

Kenya	2,660	–	–	2,660

Netherlands	4,544	5,389	–	9,933

Nigeria	1,459	–	–	1,459

Norway	–	24,979	–	24,979

Philippines	1,973	–	–	1,973

Russia	3,138	–	–	3,138

South Africa	–	6,258	–	6,258

South Korea	–	16,046	–	16,046

Spain	–	13,880	–	13,880

Sweden	–	47,197	–	47,197

Switzerland	–	24,937	–	24,937

Thailand	–	7,700	–	7,700

United Kingdom	19,875	86,042	–	105,917

Money Market Fund	34,771	–	–	34,771

Foreign Rights	249	–	–	249
Short-Term Investment Purchased with Collateral From Securities Loaned	32,160	–	–	32,160

Total Assets - Investments in Securities	$188,969	$563,633	$38	$752,640

See Notes to Financial Statements.

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Other Financial Instruments

Forward Currency Contracts	$–	$495	$–	$495

Futures Contracts	920	–	–	920

Total Assets - Other Financial Instruments	$920	$495	$–	$1,415

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2015, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$32,160	$–	$32,160

Total Liabilities - Collateral Received for Loaned Securities	$–	$32,160	$–	$32,160

The Fund held securities valued at $8,835 (000) as of May 31, 2015 that were transferred from Level 1 to Level 2 of the valuation hierarchy during the six-month period ended November 30, 2015. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were being valued based on quoted prices as of May 31, 2015 that are now being fair value adjusted as of November 30, 2015. The value of securities that were transferred to Level 2 as of November 30, 2015 is $11,226 (000). (See Note 2 in Notes to Financial Statements).

The Fund held securities valued at $8,988 (000) as of May 31, 2015 that were transferred from Level 2 to Level 1 of the valuation hierarchy during the six-month period ended November 30, 2015. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that were fair value adjusted as of May 31, 2015 that are now being valued based on quoted prices as of November 30, 2015. The value of securities that were transferred to Level 1 as of November 30, 2015 is $9,370 (000). (See Note 2 in Notes to Financial Statements).

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

At November 30, 2015, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)
Foreign Common Stocks
Germany	14.8%	$107,354
United Kingdom	14.6	105,917
Japan	13.7	99,097
Sweden	6.5	47,197
France	6.0	43,598
Norway	3.5	24,979
Switzerland	3.5	24,937
Hong Kong	3.3	23,693
Ireland	3.0	21,791
Denmark	3.0	21,734
Finland	2.8	20,569
South Korea	2.2	16,046
China	2.2	15,655
Spain	1.9	13,880
Belgium	1.8	13,019
Israel	1.6	11,813
India	1.6	11,761
Netherlands	1.4	9,933
Australia	1.3	9,514
Canada	1.2	8,369
Thailand	1.1	7,700
South Africa	0.9	6,258
Italy	0.6	4,248
Bermuda	0.5	3,258
Russia	0.4	3,138
Kenya	0.4	2,660
Philippines	0.3	1,973
Nigeria	0.2	1,459
Total Foreign Common Stocks	94.3	681,550
Exchange-Traded Fund	0.5	3,910
Foreign Rights	0.0	249
Money Market Fund	4.8	34,771
Total Investments Before Collateral for Loaned Securities	99.6	720,480
Short-Term Investment Purchased with Collateral for Loaned Securities	4.5	32,160
Total Investments	104.1	752,640
Other Assets and Liabilities	(4.1)	(29,538)
Net Assets	100.0%	$723,102

See Notes to Financial Statements.

P N C  L a r g e  C a p  C o r e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 98.1%
Consumer Discretionary — 15.2%
Comcast, Cl A	8,800	$ 536
D.R. Horton	8,380	271
Foot Locker	5,100	332
Home Depot	4,200	562
L Brands	3,750	358
NIKE, Cl B	3,220	426
O’Reilly Automotive*	1,070	282
Signet Jewelers (Bermuda)	1,840	242
Tractor Supply	3,530	315
Walt Disney	5,040	572
Wyndham Worldwide	2,900	220
		4,116

Consumer Staples — 9.9%
Altria Group	7,650	441
Constellation Brands, Cl A	3,500	491
CVS Health	5,000	470
Dr Pepper Snapple Group	5,590	502
Kroger	13,380	504
Mondelez International, CI A	6,140	268
		2,676

Energy — 4.4%
Exxon Mobil	5,037	411
Schlumberger (Curacao)	6,500	501
TOTAL SA, ADR (France)#	5,490	272
		1,184

Financials — 16.4%
Ameriprise Financial	2,070	234
Goldman Sachs Group	1,750	332
Invesco (Bermuda)	10,600	357
JPMorgan Chase	11,950	797
Lincoln National	7,950	437
Principal Financial Group	9,590	493
Public Storage REIT	1,500	360
Travelers	4,300	493
Visa, Cl A	4,100	324
Wells Fargo	10,902	601
		4,428

Healthcare — 13.0%
Aetna	2,540	261
Amgen	3,450	556
Cigna	1,990	269
Edwards Lifesciences*	3,290	536
Gilead Sciences	2,710	287
Johnson & Johnson	5,029	509
Pfizer	16,550	542
Thermo Fisher Scientific	2,280	316
Universal Health Services, Cl B	1,880	228
		3,504

Industrials — 13.6%
Alaska Air Group	3,410	272
Boeing	1,790	260
Cintas	5,100	467
General Dynamics	2,550	373
General Electric	11,374	341
Honeywell International	4,550	473
Lockheed Martin	1,350	296

	Number of Shares	Value (000)

Northrop Grumman	2,900	$ 540
Snap-on	1,660	286
Stanley Black & Decker	3,340	365
		3,673

Information Technology — 17.7%
Accenture PLC, Cl A (Ireland)	2,750	295
Alphabet, Cl A*	1,039	793
Apple	11,038	1,306
Check Point Software Technologies (Israel)*	3,330	291
Cisco Systems	23,160	631
Lam Research	3,300	258
Microsoft	5,400	293
Skyworks Solutions	2,700	224
TE Connectivity (Switzerland)	6,100	409
Texas Instruments	4,680	272
		4,772

Materials — 3.9%
Celanese, Series A	5,160	365
Dow Chemical	6,800	355
PPG Industries	3,140	332
		1,052

Telecommunication Services — 1.6%
Verizon Communications	9,600	436

Utilities — 2.4%
American Electric Power	4,400	246
WEC Energy Group	8,000	395
		641

Total Common Stocks (Cost $23,201)		26,482

EXCHANGE-TRADED FUND — 1.2%
SPDR® S&P 500® ETF Trust	1,500	313

Total Exchange-Traded Fund (Cost $298)		313

MONEY MARKET FUND — 0.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.051%† (A)	154,818	155

Total Money Market Fund (Cost $155)		155

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.9% (Cost $23,654)		26,950

See Notes to Financial Statements.

P N C  L a r g e  C a p  C o r e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Number of Shares	Value (000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.0%
Money Market Fund — 1.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (A)	273,109	$273

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $273)‡		273

TOTAL INVESTMENTS — 100.9% (Cost $23,927)**		27,223

Other Assets & Liabilities – (0.9)%		(239)

TOTAL NET ASSETS — 100.0%		$26,984

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $23,940.

Gross unrealized appreciation (000)	$3,744
Gross unrealized depreciation (000)	(461)
Net unrealized appreciation (000)	$3,283

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $269 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$26,482	$–	$–	$26,482

Exchange-Traded Fund	313	–	–	313

Money Market Fund	155	–	–	155

Short-Term Investment Purchased with Collateral From Securities Loaned	273	–	–	273

Total Assets - Investments in Securities	$27,223	$–	$–	$27,223

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2015, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$273	$–	$273

Total Liabilities - Payable for collateral received for loaned securities	$–	$273	$–	$273

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C  L a r g e  C a p  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 97.7%
Consumer Discretionary — 22.7%
Burlington Stores*	17,600	$847
Comcast, Cl A	25,000	1,521
D.R. Horton	48,900	1,580
Foot Locker	27,100	1,761
Hasbro	12,470	911
Home Depot	22,580	3,023
L Brands	20,800	1,985
McDonald’s	8,310	949
NIKE, Cl B	12,300	1,627
O’Reilly Automotive*	6,000	1,583
Signet Jewelers (Bermuda)	8,250	1,084
Tractor Supply	13,280	1,187
Walt Disney	24,200	2,746
Wyndham Worldwide	13,700	1,040

		21,844

Consumer Staples — 11.2%
Altria Group	43,500	2,505
Constellation Brands, Cl A	12,190	1,710
CVS Health	16,600	1,562
Dr Pepper Snapple Group	21,000	1,885
Kroger	32,280	1,216
PepsiCo	19,000	1,903

		10,781

Energy — 1.5%
Valero Energy	20,160	1,449

Financials — 5.0%
CBOE Holdings	14,360	1,037
Extra Space Storage REIT	16,200	1,357
Principal Financial Group	20,300	1,044
SEI Investments	25,830	1,405

		4,843

Healthcare — 13.9%
Amgen	12,180	1,962
Cigna	6,610	892
Edwards Lifesciences*	9,880	1,611
Gilead Sciences	25,680	2,721
Johnson & Johnson	8,800	891
MEDNAX*	10,770	769
Pfizer	29,450	965
Stryker	9,200	887
Thermo Fisher Scientific	10,960	1,517
Universal Health Services, Cl B	9,620	1,169

		13,384

Industrials — 13.1%
AerCap Holdings NV (Netherlands)*	19,600	891
Alaska Air Group	12,610	1,005
Boeing	9,700	1,411
Cintas	14,500	1,328
Equifax	9,810	1,094
General Dynamics	9,100	1,333
Lockheed Martin	5,040	1,104
Northrop Grumman	5,600	1,044
Snap-on	8,910	1,534
Stanley Black & Decker	8,370	914
Towers Watson, Cl A	7,000	941

		12,599

	Number of Shares	Value (000)

Information Technology — 25.1%
Accenture PLC, Cl A (Ireland)	12,760	$1,368
Alphabet, Cl A*	4,740	3,616
Amdocs	23,200	1,312
Apple	57,166	6,763
CDW	42,860	1,850
Check Point Software Technologies (Israel)*	17,760	1,550
Cisco Systems	32,000	872
Lam Research	17,700	1,384
Microsoft	38,890	2,114
Skyworks Solutions	10,800	897
TE Connectivity (Switzerland)	15,680	1,052
Total System Services	24,710	1,383

		24,161

Materials — 4.3%
Celanese, Series A	22,290	1,577
Dow Chemical	32,730	1,706
PPG Industries	7,980	844

		4,127

Telecommunication Services — 0.9%
T-Mobile US*	23,210	824

Total Common Stocks
(Cost $81,227)		94,012

MONEY MARKET FUND — 2.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.051%† (A) (B)	2,054,123	2,054

Total Money Market Fund (Cost $2,054)		2,054

TOTAL INVESTMENTS — 99.8%
(Cost $83,281)**		96,066
Other Assets & Liabilities – 0.2%		222
TOTAL NET ASSETS — 100.0%		$96,288

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $83,287.

Gross unrealized appreciation (000)	$13,946
Gross unrealized depreciation (000)	(1,167)
Net unrealized appreciation (000)	$12,779

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

See Notes to Financial Statements.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

S&P 500® E-Mini	12	$1,169	12/18/15	$79

 Cash in the amount of $55,200 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,275,846 have been segregated on the Fund’s books and records.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$94,012	$–	$–	$94,012

Money Market Fund	2,054	–	–	2,054

Total Assets - Investments in Securities	$96,066	$–	$–	$96,066

Other Financial Instruments

Futures Contracts	$79	$–	$–	$79

Total Assets - Other Financial Instruments	$79	$–	$–	$79

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C  L a r g e  C a p  V a l u e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 97.9%
Consumer Discretionary — 8.0%
Carnival	16,580	$838
Comcast, Cl A	21,600	1,314
D.R. Horton	51,830	1,675
Foot Locker	22,200	1,443
L Brands	14,100	1,345
Walt Disney	10,160	1,153
Wyndham Worldwide	15,960	1,212

		8,980

Consumer Staples — 7.6%
Constellation Brands, Cl A	11,500	1,613
CVS Health	23,700	2,230
Kroger	31,500	1,187
Mondelez International, CI A	24,030	1,049
Reynolds American	53,000	2,451
		8,530

Energy — 10.8%
Chevron	18,300	1,671
Exxon Mobil	56,570	4,619
Schlumberger (Curacao)	24,610	1,899
TOTAL SA, ADR (France)	23,860	1,180
Valero Energy	37,000	2,659
		12,028

Financials — 28.7%
Ameriprise Financial	15,300	1,728
Apartment Investment & Management, Cl A REIT	39,000	1,486
Extra Space Storage REIT	28,800	2,412
Goldman Sachs Group	8,200	1,558
Huntington Bancshares	207,000	2,420
Invesco (Bermuda)	24,200	815
JPMorgan Chase	64,600	4,308
Lincoln National	43,300	2,381
Principal Financial Group	29,900	1,539
Prudential Financial	15,410	1,334
Public Storage REIT	10,120	2,429
SEI Investments	29,300	1,594
SVB Financial Group*	10,830	1,435
Travelers	20,200	2,314
Wells Fargo	78,800	4,342
		32,095

Healthcare — 10.1%
Aetna	13,120	1,348
Amgen	12,300	1,981
Cigna	8,430	1,138
Johnson & Johnson	18,470	1,870
Pfizer	118,630	3,887
Teva Pharmaceutical Industries, ADR	16,790	1,057
		11,281

Industrials — 11.2%
Alaska Air Group	18,800	1,499
Boeing	7,600	1,105
Equifax	11,040	1,231
General Dynamics	7,900	1,157
General Electric	90,900	2,722
Honeywell International	15,430	1,604

	Number of Shares	Value (000)

Northrop Grumman	11,360	$2,117
Snap-on	6,170	1,062
		12,497

Information Technology — 10.5%
Amdocs	20,100	1,137
Apple	10,030	1,187
CDW	31,800	1,373
Cisco Systems	95,000	2,589
Intel	48,780	1,696
Microsoft	20,670	1,123
TE Connectivity (Switzerland)	17,010	1,141
Total System Services	27,000	1,511
		11,757

Materials — 3.6%
AptarGroup	11,770	876
Dow Chemical	37,210	1,940
PPG Industries	11,700	1,237
		4,053

Telecommunication Services — 2.3%
AT&T	43,480	1,464
Verizon Communications	25,200	1,145
		2,609

Utilities — 5.1%
American Electric Power	18,450	1,033
American Water Works	23,900	1,381
WEC Energy Group	37,600	1,854
Xcel Energy	40,200	1,434
		5,702

Total Common Stocks (Cost $95,660)		109,532

EXCHANGE-TRADED FUND — 1.3%
iShares Russell 1000 Value Index Fund†	14,000	1,410

Total Exchange-Traded Fund (Cost $1,443)		1,410

MONEY MARKET FUND — 0.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.051%† (A)	243,755	244

Total Money Market Fund (Cost $244)		244
TOTAL INVESTMENTS — 99.4% (Cost $97,347)**		111,186
Other Assets & Liabilities – 0.6%		660
TOTAL NET ASSETS — 100.0%		$111,846

See Notes to Financial Statements.

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $97,366.

Gross unrealized appreciation (000)	$16,149
Gross unrealized depreciation (000)	(2,329)
Net unrealized appreciation (000)	$13,820

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$109,532	$–	$–	$109,532

Exchange-Traded Fund	1,410	–	–	1,410

Money Market Fund	244	–	–	244

Total Assets - Investments in Securities	$111,186	$–	$–	$111,186

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C  M i d  C a p  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 96.7%
Consumer Discretionary — 19.7%
Advance Auto Parts	1,831	$298
American Axle & Manufacturing Holdings*	10,157	231
CarMax*	5,106	293
Dollar Tree*	4,438	335
Gildan Activewear (Canada)#	8,621	267
HSN	3,262	163
Madison Square Garden, Cl A*	1,354	220
MSG Networks, Cl A*	4,047	80
Polaris Industries	1,855	195

		2,082

Consumer Staples — 4.3%
Boston Beer, Cl A*	682	146
TreeHouse Foods*	3,638	314

		460

Energy — 3.0%
National Oilwell Varco	2,545	95
Oil States International*	4,037	128
World Fuel Services	2,231	97

		320

Financials — 31.1%
Affiliated Managers Group*	1,585	281
AmTrust Financial Services	6,758	422
Bank of the Ozarks	9,313	506
Credit Acceptance*#	1,229	246
Discover Financial Services	4,220	240
Eagle Bancorp*	6,240	341
Home BancShares	5,044	228
LegacyTexas Financial Group	6,836	209
National General Holdings	10,883	238
PRA Group*	7,005	289
RLI	4,799	291

		3,291

Healthcare — 2.1%
PAREXEL International*	3,298	224

Industrials — 18.0%
B/E Aerospace	3,392	157
Colfax*	3,536	96
Dover	2,290	151
EnerSys	3,402	200
Esterline Technologies*	2,196	209
Genesee & Wyoming, Cl A*	2,089	145
Norfolk Southern	2,342	222
Snap-on	731	126
TransDigm Group*	1,097	257
United Rentals*	1,166	92
Wabtec	3,099	248

		1,903

Information Technology — 18.5%
Alliance Data Systems*	821	236
FactSet Research Systems	946	160
Manhattan Associates*	6,014	461
Open Text (Canada)	4,043	196
OSI Systems*	4,829	452
Trimble Navigation*	8,505	195

Number of Shares		Value (000)

WEX*	2,708	$ 255
		1,955

Total Common Stocks
(Cost $8,260)		10,235

MONEY MARKET FUND — 3.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.051%† (A)	357,810	358

Total Money Market Fund
(Cost $358)		358

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 100.1%
(Cost $8,618)		10,593

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 4.7%

Money Market Fund — 4.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (A)	500,782	501

Total Short-Term Investment Purchased with Collateral From Securities Loaned
(Cost $501)‡		501

TOTAL INVESTMENTS — 104.8% (Cost $9,119)**		11,094

Other Assets & Liabilities – (4.8)%		(510)
TOTAL NET ASSETS — 100.0%		$10,584

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $9,120.

Gross unrealized appreciation (000)	$2,521
Gross unrealized depreciation (000)	(547)
Net unrealized appreciation (000)	$1,974

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $490 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$10,235	$–	$–	$10,235

Money Market Fund	358	–	–	358

Short-Term Investment Purchased with Collateral From Securities Loaned	501	–	–	501

Total Assets - Investments in Securities	$11,094	$–	$–	$11,094

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2015, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Liabilities:

Payable for collateral received for loaned securities	$–	$501	$–	$501

Total Liabilities - Collateral Received for Loaned Securities	$–	$501	$–	$501

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C  M i d   C a p  I n d e x  F u n d

C O N D E N S E D  S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5   ( U n a u d i t e d )

Number of Shares		Value (000)	Percentage of Net Assets†
COMMON STOCKS — 97.3%
Consumer Discretionary — 12.7%
Foot Locker	392	$26	0.6%
Jarden*	586	27	0.6%
LKQ*	852	25	0.6%
Polaris Industries	207	22	0.5%
Other Securities	13,820	444	10.4%

		544	12.7%

Consumer Staples — 4.1%
Church & Dwight	353	30	0.7%
WhiteWave Foods*	542	22	0.5%
Other Securities	4,532	125	2.9%

		177	4.1%

Energy — 3.5%
HollyFrontier	515	25	0.5%
Other Securities	6,011	128	3.0%

		153	3.5%

Financials — 24.6%
Alexandria Real Estate Equities REIT	204	19	0.4%
Alleghany*	44	22	0.5%
Arthur J Gallagher	493	21	0.5%
East West Bancorp	414	18	0.4%
Everest Re Group (Bermuda)	123	23	0.5%
Extra Space Storage REIT	257	21	0.5%
Federal Realty Investment Trust REIT	179	26	0.6%
Jones Lang LaSalle	124	21	0.5%
MSCI	309	22	0.5%
New York Community Bancorp	1,165	19	0.5%
Raymond James Financial	353	21	0.5%
SEI Investments	343	19	0.4%
Signature Bank*	129	20	0.5%
SVB Financial Group*	145	19	0.5%
UDR REIT	645	24	0.6%
Other Securities	24,136	737	17.2%

		1,052	24.6%

Healthcare — 9.3%
Centene*	362	21	0.5%
Cooper	149	22	0.5%
Hologic*	619	25	0.6%
IDEXX Laboratories*	259	18	0.4%
MEDNAX*	271	19	0.4%
Mettler-Toledo International*	82	28	0.7%
ResMed	373	22	0.5%
United Therapeutics*	158	24	0.6%
Other Securities	4,013	219	5.1%

		398	9.3%

Industrials — 15.4%
Acuity Brands	107	25	0.6%
Alaska Air Group	357	28	0.7%
Carlisle	203	18	0.4%
Fortune Brands Home & Security	395	22	0.5%
Huntington Ingalls Industries	139	18	0.4%
ManpowerGroup	220	20	0.5%

Number of Shares		Value (000)	Percentage of Net Assets†

Towers Watson, Cl A	198	$ 27	0.6%
Wabtec	313	25	0.6%
Other Securities	10,545	477	11.1%

		660	15.4%

Information Technology — 15.9%
ANSYS*	244	23	0.5%
CDK Global	466	22	0.5%
Gartner*	231	21	0.5%
Global Payments	296	21	0.5%
Synopsys*	435	22	0.5%
Trimble Navigation*	834	19	0.5%
Other Securities	17,270	552	12.9%

		680	15.9%

Materials — 7.1%
Ashland	198	22	0.5%
Packaging Corporation of America	270	18	0.4%
RPM International	389	18	0.4%
Other Securities	6,879	247	5.8%

		305	7.1%

Telecommunication Services — 0.2%
Other Securities	288	8	0.2%

Utilities — 4.5%
Alliant Energy	301	18	0.4%
Other Securities	5,160	175	4.1%

		193	4.5%
Total Common Stocks (Cost $3,940)		4,170	97.3%

EXCHANGE-TRADED FUND — 1.4%
SPDR® S&P MidCap 400® ETF Trust (USA)	226	60	1.4%

Total Exchange-Traded Fund
(Cost $62)		60	1.4%

MONEY MARKET FUND — 0.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.051%††(A)	37,708	38	0.9%

Total Money Market Fund (Cost $38)		38	0.9%

TOTAL INVESTMENTS — 99.6%
(Cost $4,040)**		4,268	99.6%

Other Assets & Liabilities		16	0.4%
TOTAL NET ASSETS		$4,284	100.0%

See Notes to Financial Statements.

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $4,198.

Gross unrealized appreciation (000)	$285
Gross unrealized depreciation (000)	(215)
Net unrealized appreciation (000)	$70

†

“Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund or an investment in an affiliate. Some of the individual securities within this category may include non-income producing securities.

††	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s largest 50 holdings, each investment of any issuer that exceeds 1% of the Fund’s net assets and investments in affiliates. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Schedule of Investments is available (i) without charge, upon request, by calling 1-800-622-FUND (3863); and (ii) on the SEC’s website at http://www.sec.gov.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$4,170	$–	$–	$4,170

Exchange-Traded Fund	60	–	–	60

Money Market Fund	38	–	–	38

Total Assets - Investments in Securities	$4,268	$–	$–	$4,268

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  C o r e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 95.9%
Consumer Discretionary — 10.4%
Bloomin’ Brands	43,535	$754
Bright Horizons Family Solutions*	18,301	1,214
Buffalo Wild Wings*	5,729	918
Cavco Industries*	6,252	579
Century Communities*	54,961	1,049
Cheesecake Factory	11,152	526
Churchill Downs	13,593	1,997
G-III Apparel Group*	13,534	621
Helen of Troy (Bermuda)*	15,586	1,612
Meredith	15,419	719
Papa John’s International	16,208	932
Pool	22,758	1,867
Unifi*	55,285	1,649
Wolverine World Wide	48,169	876

		15,313

Consumer Staples — 3.0%
Cal-Maine Foods#	25,267	1,377
Ingles Markets, Cl A	24,844	1,353
SpartanNash	31,603	683
TreeHouse Foods*	12,082	1,045

		4,458

Energy — 0.9%
Par Pacific Holdings*	53,990	1,352

Financials — 26.6%
Allied World Assurance Company Holdings AG (Switzerland)	16,391	595
American Assets Trust REIT	20,277	807
Argo Group International Holdings (Bermuda)	31,072	1,974
Banco Macro SA, ADR (Argentina)*	21,730	1,258
Banner	31,412	1,649
Capital Bank Financial, Cl A	59,777	2,016
CenterState Banks	91,577	1,460
Employers Holdings	54,588	1,496
Essent Group (Bermuda)*	29,959	741
FBL Financial Group, Cl A	17,753	1,213
Fidelity Southern	55,052	1,245
First Merchants	30,142	820
First Midwest Bancorp	33,654	658
KCG Holdings, Cl A*	131,778	1,701
Maiden Holdings (Bermuda)	112,521	1,734
Mercantile Bank	53,258	1,378
OM Asset Management PLC (United Kingdom)	88,167	1,429
Opus Bank	56,995	2,244
Pinnacle Financial Partners	31,550	1,714
Post Properties REIT	11,899	702
RLJ Lodging Trust REIT	46,665	1,139
Ryman Hospitality Properties REIT	23,749	1,290
South State	32,466	2,552
Summit Hotel Properties REIT	62,460	833
Symetra Financial	38,105	1,199
United Development Funding IV REIT#	77,564	1,386
Wilshire Bancorp	147,629	1,822
World Acceptance*#	21,830	942
WSFS Financial	29,826	1,019

		39,016

Healthcare — 15.5%
Amsurg*	18,550	1,559

	Number of Shares	Value (000)

BioSpecifics Technologies*	37,109	$1,798
Cantel Medical	34,127	2,212
Dyax*	48,368	1,628
FibroGen*	23,374	695
ICON PLC (Ireland)*	26,306	1,955
INC Research Holdings, Cl A*	13,849	655
Molina Healthcare*	19,846	1,196
Natus Medical*	25,409	1,239
Neurocrine Biosciences*	19,829	1,078
Omnicell*	36,585	1,103
PAREXEL International*	13,103	889
Select Medical Holdings	126,829	1,531
Supernus Pharmaceuticals*	58,448	945
Team Health Holdings*	17,038	940
U.S. Physical Therapy	25,674	1,357
Vascular Solutions*	53,002	1,884

		22,664

Industrials — 13.4%
Aerojet Rocketdyne Holdings*	46,591	817
American Woodmark*	28,564	2,343
Barrett Business Services	18,932	845
Comfort Systems USA	74,774	2,373
Curtiss-Wright	15,340	1,080
Douglas Dynamics	33,479	779
Federal Signal	86,664	1,461
General Cable	96,445	1,470
Multi-Color	19,488	1,218
National Presto Industries	24,969	2,171
Toro	19,380	1,494
Universal Forest Products	31,387	2,425
Wabash National*	89,155	1,156

		19,632

Information Technology — 17.2%
Aspen Technology*	39,915	1,754
CACI International, Cl A*	11,085	1,111
CoreLogic*	44,806	1,652
Euronet Worldwide*	23,947	1,861
Fleetmatics Group PLC (Ireland)*	22,170	1,324
GSI Group (Canada)*	104,882	1,503
Jabil Circuit	25,126	643
Manhattan Associates*	24,014	1,840
MAXIMUS	13,219	750
Mentor Graphics	21,157	396
Microsemi*	58,499	2,107
Net 1 UEPS Technologies*	84,397	1,277
Sanmina*	39,251	890
Silicon Laboratories*	28,522	1,543
SS&C Technologies Holdings	13,718	986
Synaptics*	20,626	1,852
Tech Data*	19,322	1,307
Tyler Technologies*	13,676	2,440

		25,236

Materials — 5.8%
AEP Industries*	27,376	2,496
Graphic Packaging Holding	50,444	690
Minerals Technologies	15,436	950
Neenah Paper	13,543	900
PolyOne	26,339	948
Sonoco Products	40,098	1,757

See Notes to Financial Statements.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Trecora Resources*	48,052	$695

		8,436

Telecommunication Services — 0.6%
8x8*	67,576	797

Utilities — 2.5%
American States Water	53,134	2,223
WGL Holdings	24,285	1,497

		3,720

Total Common Stocks (Cost $121,788)		140,624

MASTER LIMITED PARTNERSHIPS — 2.2%
Energy — 1.7%
Shell Midstream Partners LP	16,917	590
Valero Energy Partners LP	42,240	1,957

		2,547

Financials — 0.5%
Ares Management LP#	54,488	767

Total Master Limited Partnerships (Cost $3,701)		3,314

	Number of Shares	Value (000)
MONEY MARKET FUND — 2.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.051%† (A)	4,083,267	$4,083

Total Money Market Fund (Cost $4,083)		4,083

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 100.9% (Cost $129,572)		148,021

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.7%
Money Market Fund — 2.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (A)	4,004,840	4,005

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $4,005)‡		4,005

TOTAL INVESTMENTS — 103.6%
(Cost $133,577)**		152,026

Other Assets & Liabilities – (3.6)%		(5,334)

TOTAL NET ASSETS — 100.0%		$146,692

*	Non-income producing security.
** Aggregate	cost for Federal income tax purposes is (000) $133,773.

Gross unrealized appreciation (000)	$21,540
Gross unrealized depreciation (000)	(3,287)

Net unrealized appreciation (000)	$18,253

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $3,943 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  C o r e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$140,624	$–	$–	$140,624

Master Limited Partnerships	3,314	–	–	3,314

Money Market Fund	4,083	–	–	4,083

Short-Term Investment Purchased with Collateral From Securities Loaned	4,005	–	–	4,005

Total Assets - Investments in Securities	$152,026	$–	$–	$152,026

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2015, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$4,005	$–	$4,005

Total Liabilities - Collateral Received for Loaned Securities	$–	$4,005	$–	$4,005

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 99.2%
Consumer Discretionary — 12.9%
American Axle & Manufacturing Holdings*	35,728	$813
Bright Horizons Family Solutions*	15,094	1,001
Brinker International	5,786	264
Cato, Cl A	7,294	287
Churchill Downs	4,350	639
Chuy’s Holdings*	8,409	280
Cooper Tire & Rubber	9,051	380
Cracker Barrel Old Country Store#	2,432	306
Denny’s*	47,181	455
Gentherm*	9,323	474
Grand Canyon Education*	11,883	471
Helen of Troy (Bermuda)*	9,748	1,008
Nexstar Broadcasting Group, Cl A	4,783	280
Perry Ellis International*	12,700	263
Pool	3,232	265
Restoration Hardware Holdings*	3,859	347
Thor Industries	7,061	409
Vail Resorts	5,628	679

		8,621

Consumer Staples — 2.6%
Fresh Del Monte Produce (Cayman Islands)	17,367	759
J&J Snack Foods	2,593	303
Pinnacle Foods	15,498	675

		1,737

Energy — 1.0%
Teekay Tankers (Marshall Islands)	58,879	414
Western Refining	5,915	268

		682

Financials — 11.8%
Anchor BanCorp Wisconsin*	9,228	388
BNC Bancorp	28,368	723
Capital Bank Financial, Cl A	18,925	638
Cardinal Financial	37,559	924
Credit Acceptance*#	1,904	382
Employers Holdings	18,000	493
First Commonwealth Financial	31,142	306
Heritage Financial	34,879	683
Horace Mann Educators	11,551	403
Maiden Holdings (Bermuda)	63,866	984
MarketAxess Holdings	3,698	395
Morningstar	10,129	818
OM Asset Management PLC (United Kingdom)	48,398	785

		7,922

Healthcare — 25.5%
ABIOMED*	2,619	214
Amsurg*	12,210	1,026
Anacor Pharmaceuticals*	3,197	373
BioSpecifics Technologies*	12,233	593
Cantel Medical	14,585	946
Chemed	4,618	713
Concert Pharmaceuticals*	18,028	413
Dyax*	32,378	1,090
Eagle Pharmaceutical*	7,920	726
Globus Medical, Cl A*	18,544	503
Halozyme Therapeutics*	27,014	481
Hill-Rom Holdings	7,478	381
ICON PLC (Ireland)*	10,273	764

	Number of Shares	Value (000)

INC Research Holdings, Cl A*	16,018	$758
Lannett*#	6,980	258
LifePoint Health*	5,997	430
Ligand Pharmaceuticals*	8,162	874
Medidata Solutions*	8,387	384
Molina Healthcare*	14,443	870
Myriad Genetics*	5,996	261
Natus Medical*	16,561	808
Neurocrine Biosciences*	14,740	801
Omnicell*	22,366	675
PAREXEL International*	6,295	427
Radius Health*	3,848	234
STERIS PLC (United Kingdom)	3,563	272
Team Health Holdings*	6,733	371
Teleflex*	2,698	355
Vascular Solutions*	19,667	699
West Pharmaceutical Services	5,225	329

		17,029

Industrials — 13.4%
Argan	12,564	494
AZZ	6,585	392
Comfort Systems USA	27,723	880
Curtiss-Wright	8,110	571
Douglas Dynamics	15,196	354
Dycom Industries*	11,525	1,007
Federal Signal	42,136	710
Global Brass & Copper Holdings	18,773	437
John Bean Technologies	18,635	911
Matthews International, Cl A	18,800	1,124
Mueller Industries	20,237	637
Multi-Color	5,930	371
National Presto Industries	6,291	547
Patrick Industries*	6,574	272
Teledyne Technologies*	2,875	266

		8,973

Information Technology — 23.9%
Ambarella (Cayman Islands)*#	7,336	461
Aspen Technology*	16,610	730
Cardtronics*	18,378	691
Euronet Worldwide*	12,429	966
ExlService Holdings*	18,570	869
Fair Isaac	7,766	740
Guidewire Software*	4,507	267
Ingram Micro, Cl A	21,891	677
Integrated Device Technology*	9,817	275
j2 Global	6,907	556
Jabil Circuit	17,933	459
LogMeIn*	3,714	265
Luxoft Holding (British Virgin Islands)*	5,989	464
Manhattan Associates*	14,548	1,114
MAXIMUS	9,093	516
Methode Electronics	11,475	414
Microsemi*	32,323	1,164
NetScout Systems*	8,095	268
RingCentral, Cl A*	21,246	487
Sapiens International NV (Curacao)*	41,461	451
SolarWinds*	16,474	963
SS&C Technologies Holdings*	8,192	589
Synaptics*	6,447	579
Syntel*	12,481	604

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Tyler Technologies*	3,362	$600
Virtusa*	16,168	796

		15,965

Materials — 6.6%
AptarGroup	12,530	933
Graphic Packaging Holding	46,856	640
Innospec	14,789	864
Minerals Technologies	4,421	272
Neenah Paper	13,880	923
U.S. Concrete*	13,484	792

		4,424

Telecommunication Services — 1.5%
General Communication, Cl A*	46,569	967

Total Common Stocks (Cost $53,801)		66,320

MONEY MARKET FUND — 4.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.051%† (A)	2,844,703	2,845

Total Money Market Fund (Cost $2,845)		2,845

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 103.4% (Cost $56,646)		69,165

	Number of Shares	Value (000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.9%
Money Market Fund — 1.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (A)	1,266,771	$1,267

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $1,267)‡		1,267

TOTAL INVESTMENTS — 105.3%
(Cost $57,913)**		70,432

Other Assets & Liabilities – (5.3)%		(3,553)

TOTAL NET ASSETS — 100.0%		$66,879

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $57,920.

Gross unrealized appreciation (000)	$12,873
Gross unrealized depreciation (000)	(361)
Net unrealized appreciation (000)	$12,512

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,264 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$66,320	$–	$–	$66,320

Money Market Fund	2,845	–	–	2,845

Short-Term Investment Purchased with Collateral From Securities Loaned	1,267	–	–	1,267

Total Assets - Investments in Securities	$70,432	$–	$–	$70,432

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2015, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$1,267	$–	$1,267

Total Liabilities - Collateral Received for Loaned Securities	$–	$1,267	$–	$1,267

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  V a l u e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 95.3%
Consumer Discretionary — 9.6%
American Axle & Manufacturing Holdings*	13,427	$306
Churchill Downs	703	103
Chuy’s Holdings*	3,882	129
Core-Mark Holding	1,773	151
Denny’s*	36,371	351
Five Below*	3,109	87
Iconix Brand Group*#	5,416	38
JAKKS Pacific*#	13,127	108
LGI Homes*	3,527	117
Lithia Motors, Cl A	1,850	230
Pool	2,888	237
Starz, Cl A*	14,596	515
Winmark	3,476	332

		2,704

Consumer Staples — 3.0%
Cal-Maine Foods#	2,880	157
Natural Health Trends#	12,035	582
SpartanNash	4,655	101

		840

Energy — 2.8%
BP Prudhoe Bay Royalty Trust#	3,249	112
Nordic American Tankers (Bermuda)#	45,627	675

		787

Financials — 43.1%
AG Mortgage Investment Trust REIT	39,208	579
American Capital Mortgage Investment REIT	11,156	167
American Equity Investment Life Holding	3,411	91
Ares Commercial Real Estate REIT	29,967	386
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	4,613	128
BankFinancial	30,467	392
BBCN Bancorp	15,554	294
Brookline Bancorp	21,087	248
Cardinal Financial	27,126	667
Cash America International	3,894	131
Charter Financial	18,194	243
Citizens & Northern	16,750	344
CNO Financial Group	10,843	219
Community Bank System	4,164	180
CoreSite Realty REIT	2,180	128
CYS Investments REIT	75,891	575
Dime Community Bancshares	15,913	295
DuPont Fabros Technology REIT	7,421	245
Dynex Capital REIT#	52,296	359
EMC Insurance Group	4,414	115
Fidelity Southern	8,453	191
First Commonwealth Financial	39,392	388
FirstMerit	7,965	161
FNB	9,184	133
Fox Chase Bancorp	14,556	266
Fulton Financial	24,345	352
Heartland Financial USA	4,796	183
Heritage Commerce	9,746	105
Home BancShares	3,749	169
Horace Mann Educators	3,143	110
Impac Mortgage Holdings*#	6,344	119
Interactive Brokers Group, Cl A	5,966	259
Lakeland Bancorp	10,312	125

	Number of Shares	Value (000)

Lakeland Financial	6,093	$293
Maiden Holdings (Bermuda)	44,885	692
National Penn Bancshares	22,526	281
New York Mortgage Trust REIT#	67,649	392
OFG Bancorp (Puerto Rico)	29,038	243
Regional Management*	7,198	113
S&T Bancorp	6,088	207
ServisFirst Bancshares	5,854	288
Stonegate Bank	3,500	118
Territorial Bancorp	9,306	268
TriState Capital Holdings*	9,440	125
Umpqua Holdings	7,721	138
Western Asset Mortgage Capital REIT	10,815	127
Wilshire Bancorp	16,821	208
Wintrust Financial	5,240	276

		12,116

Healthcare — 5.5%
Adeptus Health, Cl A*	903	54
Cambrex*	2,428	130
Depomed*	9,285	181
Exelixis*#	18,349	105
Horizon Pharma PLC (Ireland)*	11,292	243
INC Research Holdings, Cl A*	5,455	258
Landauer	6,871	280
MiMedx Group*#	18,369	165
Supernus Pharmaceuticals*	7,441	120

		1,536

Industrials — 11.2%
A.O. Smith	2,160	172
AAR	8,445	208
Argan	6,557	258
Barrett Business Services	4,064	182
CEB	2,720	210
Comfort Systems USA	5,330	169
Dycom Industries*	1,376	120
EMCOR Group	2,723	137
General Cable	15,108	230
Global Brass & Copper Holdings	9,504	221
Healthcare Services Group	2,989	111
Huntington Ingalls Industries	2,019	264
Navigant Consulting*	12,866	225
Ritchie Bros. Auctioneers (Canada)	5,862	157
RPX*	14,300	198
TASER International*#	9,753	183
Viad	3,500	108

		3,153

Information Technology — 10.2%
Alliance Fiber Optic Products	15,290	243
AVG Technologies NV (Netherlands)*	5,524	117
Benchmark Electronics*	8,396	180
Canadian Solar (Canada)*	8,358	193
Celestica (Canada)*	10,280	116
EVERTEC (Puerto Rico)	10,338	178
Glu Mobile*	43,016	145
Net 1 UEPS Technologies*	13,431	203
OmniVision Technologies*	9,102	266
PC Connection*	6,246	139
Plexus*	5,361	199
Polycom*	16,136	220

See Notes to Financial Statements.

Number of Shares		Value (000)
COMMON STOCKS — continued
Information Technology — continued
Sanmina*	15,185	$344
Tessera Technologies	4,690	149
Xcerra*	30,628	185

		2,877

Materials — 2.1%
Dominion Diamond (Canada)	20,883	172
Handy & Harman*	6,917	159
Olympic Steel	3,980	45
U.S. Concrete*	3,442	202

		578

Telecommunication Services — 0.5%
Shenandoah Telecommunications	2,942	142

Utilities — 7.3%
Cleco	4,071	204
El Paso Electric	4,785	185
Empresa Distribuidora Y Comercializadora Norte SA, ADR (Argentina)*	5,748	97
Just Energy Group#	18,648	130
Laclede Group	2,870	167
NorthWestern	5,077	277
Otter Tail	8,219	219
Piedmont Natural Gas	10,612	617
Unitil	4,121	145

		2,041

Total Common Stocks (Cost $25,980)		26,774

MASTER LIMITED PARTNERSHIPS — 2.7%
Energy — 0.4%
NGL Energy Partners LP	6,449	113

Financials — 2.0%
Carlyle Group LP	30,904	557

Materials — 0.3%
Westlake Chemical Partners LP	5,756	90

Total Master Limited Partnerships (Cost $1,172)		760

Number of Shares		Value (000)
MONEY MARKET FUND — 2.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.051%† (A)	552,873	$553

Total Money Market Fund (Cost $553)		553

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 100.0% (Cost $27,705)		28,087

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 9.3%
Money Market Fund — 9.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (A)	2,595,531	2,596

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $2,596)‡		2,596

TOTAL INVESTMENTS — 109.3%
(Cost $30,301)**		$30,683

Other Assets & Liabilities – (9.3)%		(2,598)

TOTAL NET ASSETS — 100.0%		$28,085

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $30,266.

Gross unrealized appreciation (000)	$2,800
Gross unrealized depreciation (000)	(2,383)
Net unrealized appreciation (000)	$417

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $2,435 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  V a l u e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$26,774	$–	$–	$26,774

Master Limited Partnerships	760	–	–	760

Money Market Fund	553	–	–	553

Short-Term Investment Purchased with Collateral From Securities Loaned	2,596	–	–	2,596

Total Assets - Investments in Securities	$30,683	$–	$–	$30,683

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2015, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$2,596	$–	$2,596

Total Liabilities - Collateral Received for Loaned Securities	$–	$2,596	$–	$2,596

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C  S & P  5 0 0  I n d e x  F u n d

C O N D E N S E D  S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

Number of Shares		Value (000)	Percentage of Net Assets†
COMMON STOCKS — 96.9%
Consumer Discretionary — 12.7%
Amazon.com*	3,599	$2,393	1.3%
Comcast, Cl A	19,493	1,186	0.7%
Home Depot	12,035	1,611	0.9%
McDonald’s	8,945	1,021	0.6%
NIKE, Cl B	6,282	831	0.5%
Starbucks	13,992	859	0.5%
Walt Disney	14,873	1,688	0.9%
Other Securities	242,263	12,920	7.3%

		22,509	12.7%

Consumer Staples — 9.2%
Altria Group	17,898	1,031	0.6%
Coca-Cola	36,133	1,540	0.9%
CVS Health	10,665	1,003	0.5%
PepsiCo	13,614	1,364	0.8%
Philip Morris International	14,192	1,240	0.7%
Procter & Gamble	25,240	1,889	1.0%
Wal-Mart Stores	14,868	875	0.5%
Other Securities	113,352	7,423	4.2%

		16,365	9.2%

Energy — 6.7%
Chevron	17,156	1,566	0.9%
Exxon Mobil	38,881	3,175	1.8%
Schlumberger (Curacao)	11,831	913	0.5%
Other Securities	146,027	6,357	3.5%

		12,011	6.7%

Financials — 17.1%
Bank of America	101,134	1,763	1.0%
Berkshire Hathaway, Cl B*	17,882	2,398	1.3%
BlackRock††	1,341	488	0.3%
Citigroup	28,697	1,552	0.9%
JPMorgan Chase	35,274	2,352	1.3%
PNC Financial Services Group††	5,751	549	0.3%
Visa, Cl A	18,588	1,469	0.8%
Wells Fargo	44,973	2,478	1.4%
Other Securities	320,094	17,349	9.8%

		30,398	17.1%

Healthcare — 14.0%
AbbVie	15,661	911	0.5%
Allergan PLC (Ireland)*	3,635	1,141	0.6%
Amgen	7,210	1,161	0.6%
Bristol-Myers Squibb	15,100	1,012	0.6%
Celgene*	7,446	815	0.5%
Gilead Sciences	13,770	1,459	0.8%
Johnson & Johnson	25,919	2,624	1.5%
Medtronic PLC (Ireland)	13,335	1,005	0.6%
Merck	26,147	1,386	0.8%
Pfizer	58,015	1,901	1.1%
UnitedHealth Group	8,772	989	0.5%
Other Securities	124,406	10,573	5.9%

		24,977	14.0%

Industrials — 9.9%
3M	5,885	921	0.5%
Boeing	5,919	861	0.5%
General Electric	91,344	2,735	1.6%

Number of Shares		Value (000)	Percentage of Net Assets†

Other Securities	173,519	$13,016	7.3%

		17,533	9.9%

Information Technology — 19.6%
Alphabet, Cl A*	2,702	2,061	1.2%
Alphabet, Cl C*	2,750	2,042	1.2%
Apple	54,613	6,461	3.6%
Cisco Systems	48,845	1,331	0.7%
Facebook, Cl A*	21,062	2,196	1.2%
Intel	45,045	1,566	0.9%
International Business Machines	8,517	1,187	0.7%
MasterCard, Cl A	9,343	915	0.5%
Microsoft	75,070	4,080	2.3%
Oracle	32,062	1,250	0.7%
Other Securities	277,852	11,674	6.6%

		34,763	19.6%

Materials — 2.7%
Other Securities	88,028	4,875	2.7%

Telecommunication Services — 2.3%
AT&T	58,649	1,975	1.1%
Verizon Communications	39,266	1,785	1.0%
Other Securities	17,147	315	0.2%

		4,075	2.3%

Utilities — 2.7%
Other Securities	104,629	4,749	2.7%

Total Common Stocks (Cost $80,663)		172,255	96.9%

EXCHANGE-TRADED FUND — 2.4%
SPDR® S&P 500® ETF Trust	20,017	4,177	2.4%

Total Exchange-Traded Fund (Cost $4,229)		4,177	2.4%

MONEY MARKET FUND — 0.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.051%††(A)(B)	901,520	902	0.5%

Total Money Market Fund (Cost $902)		902	0.5%

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned (Cost $85,794)		177,334	99.8%

See Notes to Financial Statements.

P N C  S & P  5 0 0  I n d e x  F u n d

C O N D E N S E D  S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Number of Shares	Value (000)	Percentage of Net Assets†
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares††(B)	107,590	$108	0.1%

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $108)		108	0.1%

TOTAL INVESTMENTS — 99.9%
(Cost $85,902)**		177,442	99.9%

Other Assets & Liabilities		240	0.1%

TOTAL NET ASSETS		$177,682	100.0%

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $91,811.

Gross unrealized appreciation (000)	$87,416
Gross unrealized depreciation (000)	(1,785)
Net unrealized appreciation (000)	$85,631

†

“Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of  the Fund or an investment in an affiliate. Some of the individual securities within this category may include securities fully or partially on loan and/or non-income producing securities. Total Value of Securities on Loan is $105 (000).

††	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

S&P 500® E-mini	10	$970	12/18/15	$70

  Cash in the amount of $46,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,267,883 have been segregated on the Fund’s books and records.

  The Condensed Schedule of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s largest 50 holdings, each investment of any issuer that exceeds 1% of the Fund’s net assets and investments in affiliates. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Schedule of Investments is available (i) without charge, upon request, by calling 1-800-622-FUND (3863); and (ii) on the SEC’s website at http://www.sec.gov.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$172,255	$–	$–	$172,255

Money Market Fund	902	–	–	902

Exchange-Traded Fund	4,177	–	–	4,177

Short-Term Investment Purchased with Collateral From Securities Loaned	108	–	–	108

Total Assets - Investments in Securities	$177,442	$–	$–	$177,442

Other Financial Instruments

Futures Contracts	$70	$–	$–	$70

Total Assets - Other Financial Instruments	$70	$–	$–	$70

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2015, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$108	$–	$108

Total Liabilities - Collateral Received for Loaned Securities	$–	$108	$–	$108

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C  S m a l l  C a p  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 97.2%
Consumer Discretionary — 16.8%
American Axle & Manufacturing Holdings*	561,264	$12,774
Dorman Products*#	366,762	17,502
Drew Industries*	291,922	17,641
Helen of Troy (Bermuda)*	87,707	9,070
HSN	267,657	13,356
Lithia Motors, Cl A	185,454	23,041
Madison Square Garden, Cl A*	99,204	16,116
Monro Muffler Brake	310,720	23,006
MSG Networks, Cl A*	297,614	5,887

		138,393

Consumer Staples — 2.8%
Boston Beer, Cl A*	56,896	12,154
TreeHouse Foods*	122,451	10,587

		22,741

Energy — 2.0%
Oil States International*	127,037	4,030
World Fuel Services	285,300	12,436

		16,466

Financials — 34.5%
AmTrust Financial Services	555,949	34,753
Bank of the Ozarks	705,441	38,291
Colliers International Group (Canada)	288,879	13,103
Credit Acceptance*#	144,038	28,868
Eagle Bancorp*	633,428	34,604
FirstService (Canada)	383,175	15,595
Home BancShares	342,158	15,438
LegacyTexas Financial Group	663,510	20,244
National General Holdings	1,596,789	34,986
PRA Group*	690,148	28,510
RLI	341,354	20,720

		285,112

Healthcare — 7.4%
CorVel*	279,250	10,821
Neogen*	460,334	27,187
PAREXEL International*	342,975	23,271

		61,279

Industrials — 15.4%
Astronics*	378,322	14,636
B/E Aerospace	167,712	7,752
Colfax*	198,724	5,379
EnerSys	343,453	20,229
Esterline Technologies*	133,709	12,713
Genesee & Wyoming, Cl A*	100,197	6,941
GP Strategies*	373,803	10,620
HEICO	277,057	14,263
KLX*	250,355	8,036
On Assignment*	247,402	11,549
Wesco Aircraft Holdings*	1,145,335	15,325

		127,443

Information Technology — 14.4%
Manhattan Associates*	492,178	37,701
Open Text (Canada)	269,066	13,036
OSI Systems*	330,674	30,961
Tyler Technologies*	121,395	21,662

Number of Shares		Value (000)

WEX*	160,235	$ 15,105
		118,465

Materials — 3.9%
Balchem	279,846	19,167
Neenah Paper	190,468	12,660
		31,827

Total Common Stocks (Cost $600,016)		801,726

MONEY MARKET FUND — 5.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.051%† (A)	42,852,545	42,853

Total Money Market Fund (Cost $42,853)		42,853

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 102.4%
(Cost $642,869)		844,579

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 5.0%
Money Market Fund — 5.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (A)	41,333,381	41,333

Total Short-Term Investment Purchased with Collateral From Securities Loaned
(Cost $41,333)‡		41,333

TOTAL INVESTMENTS — 107.4% (Cost $684,202)**		885,912

Other Assets & Liabilities – (7.4)%		(60,839)

TOTAL NET ASSETS — 100.0%		$825,073

*	Non-income producing security.
** Aggregate	cost for Federal income tax purposes is (000) $686,615.

Gross unrealized appreciation (000)	$215,232
Gross unrealized depreciation (000)	(15,935)
Net unrealized appreciation (000)	$199,297

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $40,260 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$801,726	$–	$–	$801,726

Money Market Fund	42,853	–	–	42,853

Short-Term Investment Purchased with Collateral From Securities Loaned	41,333	–	–	41,333

Total Assets - Investments in Securities	$885,912	$–	$–	$885,912

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2015, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$41,333	$–	$41,333

Total Liabilities - Collateral Received for Loaned Securities	$–	$41,333	$–	$41,333

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C  S m a l l  C a p  I n d e x  F u n d

C O N D E N S E D  S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

Number of Shares		Value (000)	Percentage of Net Assets†
COMMON STOCKS — 97.6%
Consumer Discretionary — 13.2%
Burlington Stores*	422	$20	0.2%
Other Securities	24,758	569	5.9%
Other Securities	707	14	0.1%
Pool	244	20	0.2%
Tenneco*	362	20	0.2%
Vail Resorts	203	24	0.3%
Other Securities	27,779	611	6.3%

		1,278	13.2%

Consumer Staples — 3.4%
Casey’s General Stores	216	25	0.3%
Post Holdings*	318	22	0.2%
TreeHouse Foods*	244	21	0.2%
Other Securities	8,667	259	2.7%

		327	3.4%

Energy — 2.6%
Other Securities	42,037	248	2.6%

Financials — 25.0%
Bank of the Ozarks	447	24	0.3%
CNO Financial Group	1,166	24	0.2%
CubeSmart REIT	919	27	0.3%
EPR Properties REIT	343	19	0.2%
First American Financial	607	24	0.3%
FirstMerit	970	20	0.2%
Highwoods Properties REIT	533	23	0.2%
Investors Bancorp	1,935	25	0.3%
MarketAxess Holdings	217	23	0.2%
Prosperity Bancshares	408	23	0.2%
Sovran Self Storage REIT	201	20	0.2%
Strategic Hotels & Resorts REIT*	1,502	21	0.2%
Umpqua Holdings	1,194	21	0.2%
Webster Financial	533	22	0.2%
Western Alliance Bancorp*	496	19	0.2%
Other Securities	97,236	2,092	21.6%

		2,427	25.0%

Healthcare — 14.5%
Amsurg*	269	23	0.2%
Anacor Pharmaceuticals*	234	27	0.3%
Dyax*	828	28	0.3%
LivaNova PLC (United Kingdom)*	369	22	0.2%
Neurocrine Biosciences*	474	26	0.3%
PAREXEL International*	323	22	0.2%
STERIS PLC (United Kingdom)	334	25	0.3%
Team Health Holdings*	410	23	0.2%
Ultragenyx Pharmaceutical*	200	20	0.2%
WellCare Health Plans*	249	20	0.2%
West Pharmaceutical Services	400	25	0.3%
Other Securities	60,388	1,141	11.8%

		1,402	14.5%

Industrials — 12.7%
Curtiss-Wright	281	20	0.2%
Other Securities	42,870	1,215	12.5%

		1,235	12.7%

Number of Shares		Value (000)	Percentage of Net Assets†

Information Technology — 18.2%
Aspen Technology*	499	$22	0.2%
Cavium*	309	21	0.2%
EPAM System*	281	22	0.2%
Euronet Worldwide*	292	23	0.2%
Guidewire Software*	387	23	0.3%
Integrated Device Technology*	833	23	0.3%
j2 Global	272	22	0.2%
Manhattan Associates*	414	32	0.3%
MAXIMUS	366	21	0.2%
Microsemi*	542	20	0.2%
NetScout Systems*	761	25	0.3%
Tyler Technologies*	187	33	0.4%
Other Securities	70,120	1,473	15.2%

		1,760	18.2%

Materials — 4.0%
Berry Plastics Group*	688	25	0.3%
Olin	1,368	30	0.3%
Other Securities	21,884	334	3.4%

		389	4.0%

Telecommunication Services — 0.7%
Other Securities	5,601	71	0.7%

Utilities — 3.3%
Piedmont Natural Gas	453	26	0.3%
Other Securities	8,774	294	3.0%

		320	3.3%

Total Common Stocks (Cost $9,575)		9,457	97.6%

MONEY MARKET FUND — 2.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.051%††(A)	203,972	204	2.1%

Total Money Market Fund (Cost $204)		204	2.1%

See Notes to Financial Statements.

	Number of Shares	Value (000)	Percentage of Net Assets†
WARRANTS — 0.0%
Hercules Offshore*(B)(C)	62	$–	0.0%

Total Warrants (Cost $0)		–	0.0%

TOTAL INVESTMENTS — 99.7% (Cost $9,779)**		9,661	99.7%

Other Assets & Liabilities		25	0.3%

TOTAL NET ASSETS		$9,686	100.0%

*	Non-income producing security.
** Aggregate	cost for Federal income tax purposes is (000) $9,785.

Gross unrealized appreciation (000)	$1,016
Gross unrealized depreciation (000)	(1,140)
Net unrealized depreciation (000)	$(124)

†

“Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund or an investment in an affiliate. Some of the individual securities within this category may include securities exempt from registration under Rule 144A of the Securities Act of 1933, fair valued using methods approved by the Board of Trustees and/or non-income producing securities.

††	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of November 30, 2015.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s largest 50 holdings, and each investment of any issuer that exceeds 1% of the Fund’s net assets and investments in affiliates. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Schedule of Investments is available (i) without charge, upon request, by calling 1-800-622-FUND (3863); and (ii) on the SEC’s website at http://www.sec.gov.

See Notes to Financial Statements.

P N C  S m a l l  C a p  I n d e x  F u n d

C O N D E N S E D  S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$9,457	$–	$–	$9,457

Money Market Fund	204	–	–	204

Warrants	–	–	–	–

Total Assets -Investments in Securities	$9,661	$–	$–	$9,661

There were no transfers between Levels during the fiscal year ended November 30, 2015.

See Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Balanced Allocation Fund	International Equity Fund	Large Cap Core Fund	Large Cap Growth Fund
ASSETS
Investments in non-affiliates at value	$53,984	$681,799	$26,795	$94,012
Investments in affiliates at value	8,982	38,681	155	2,054
Short-term investment in affiliates purchased with collateral from securities loaned at value	7,446	32,160	273	–

Total Investments at value(1)(2)	70,412	752,640	27,223	96,066

Cash	–	151	–	–
Initial margin held by broker for open futures contracts	–	513	–	55
Receivable for investments sold	769	32,363	–	1,242
Receivable for shares of beneficial interest issued	1	1,359	35	185
Variation margin receivable from broker for open futures contracts	–	22	–	–
Dividends and interest receivable	231	1,246	60	135
Foreign currency, at value(3)	1	151	–	–
Net unrealized appreciation on forward currency contracts	10	495	–	–
Prepaid expenses	28	37	15	16
Other assets	12	64	8	21

Total Assets	71,464	789,041	27,341	97,720

LIABILITIES
Payable for collateral received for loaned securities	7,446	32,160	273	–
Payable for shares of beneficial interest redeemed	3	369	35	69
Payable for investment securities purchased	764	32,629	–	1,209
Variation margin payable from broker for open futures contracts	–	36	–	6
Investment advisory fees payable	23	493	7	46
12b-1 fees payable
Class A	3	5	1	5
Class C	–	2	–	1
Shareholder servicing fees payable
Class A	2	5	1	5
Class C	–	1	–	1
Administration fees payable	4	44	2	5
Custodian fees payable	1	23	1	2
Transfer agent fees payable	18	30	10	25
Trustees’ deferred compensation payable	12	64	8	21
Trustees’ fees payable	4	14	3	4
Other liabilities	23	64	16	33

Total Liabilities	8,303	65,939	357	1,432

TOTAL NET ASSETS	$63,161	$723,102	$26,984	$96,288

Investments in non-affiliates at cost	$48,285	$641,245	$23,499	$81,227
Investments in affiliates at cost	10,697	39,392	155	2,054
Short-term investment in affiliates purchased with collateral from securities loaned at cost	7,446	32,160	273	–

(1) Total Investments at cost	$66,428	$712,797	$23,927	$83,281

(2) Includes securities on loan with a value of	$7,275	$30,868	$269	$–

(3) Foreign currency, at cost	$1	$151	$–	$–

See Notes to Financial Statements.

	Balanced Allocation Fund	International Equity Fund	Large Cap Core Fund	Large Cap Growth Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$56,688	$704,494	$50,594	$105,412
Undistributed (Distributions in Excess of ) Net Investment Income	55	10,374	48	391
Accumulated Net Realized Gain (Loss) on Investments and Futures	2,425	(32,944)	(26,954)	(22,379)
Net Unrealized Appreciation/Depreciation of Foreign Currency and Translation of Other Assets and Liabilities in Foreign Currency	9	415	–	–
Net Unrealized Appreciation/Depreciation on Investments and Futures	3,984	40,763	3,296	12,864

Total Net Assets	$63,161	$723,102	$26,984	$96,288

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$52,652,265	$699,112,634	$24,092,841	$72,759,990

Class I shares outstanding	3,914,733	36,511,069	1,384,799	2,457,678

Net Asset Value, Offering and Redemption Price Per Share	$13.45	$19.15	$17.40	$29.61

Net assets applicable to Class A	$9,868,076	$20,885,976	$2,624,644	$22,027,188

Class A shares outstanding	731,521	1,100,607	154,034	759,190

Net Asset Value and Redemption Price Per Share	$13.49	$18.98	$17.04	$29.01

Maximum Offering Price Per Share(4)	$14.16	$20.08	$18.03	$30.70

Maximum Sales Charge Per Share	4.75%	5.50%	5.50%	5.50%

Net assets applicable to Class C	$639,227	$3,103,693	$266,991	$1,501,031

Class C shares outstanding	48,101	170,808	16,930	57,031

Net Asset Value and Offering Price Per Share(5)	$13.29	$18.17	$15.77	$26.32

Net assets applicable to Class T	$1,023.85	N/A	N/A	N/A

Class T shares outstanding	75.72	N/A	N/A	N/A

Net Asset Value and Redemption Price Per Share	$13.52	N/A	N/A	N/A

Maximum Offering Price Per Share(4)	$14.01	N/A	N/A	N/A

Maximum Sales Charge Per Share	3.50%	N/A	N/A	N/A

(4)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(5)	Class C Shares are sold with a contingent deferred sales charge.

(6)

At November 30, 2015, net assets of the T Shares of the Balanced Allocation Fund represented initial seed capital. There was no other shareholder activity in this share class during the reporting period.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Large Cap Value Fund	Mid Cap Fund	Mid Cap Index Fund
ASSETS
Investments in non-affiliates at value	$109,532	$10,235	$4,230
Investments in affiliates at value	1,654	358	38
Short-term investment in affiliates purchased with collateral from securities loaned at value	–	501	–

Total Investments at value(1)(2)	111,186	11,094	4,268

Receivable for investments sold	2,724	–	–
Receivable for shares of beneficial interest issued	20	–	–
Custodian fees receivable	–	–	8
Dividends and interest receivable	335	18	6
Receivable from Adviser	–	3	9
Prepaid expenses	21	17	12
Other assets	30	9	–

Total Assets	114,316	11,141	4,303

LIABILITIES
Payable for collateral received for loaned securities	–	501	–
Payable for shares of beneficial interest redeemed	55	3	–
Payable for investment securities purchased	2,234	–	–
Investment advisory fees payable	57	–	–
12b-1 fees payable
Class A	8	1	–
Shareholder servicing fees payable
Class A	6	2	–
Administration fees payable	6	1	2
Custodian fees payable	4	3	–
Transfer agent fees payable	28	14	4
Trustees’ deferred compensation payable	30	9	–
Trustees’ fees payable	5	3	3
Other liabilities	37	20	10

Total Liabilities	2,470	557	19

TOTAL NET ASSETS	$111,846	$10,584	$4,284

Investments in non-affiliates at cost	$95,660	$8,260	$4,002
Investments in affiliates at cost	1,687	358	38
Short-term investment in affiliates purchased with collateral from securities loaned at cost	–	501	–

(1) Total Investments at cost	$97,347	$9,119	$4,040

(2) Includes securities on loan with a value of	$–	$490	$–

See Notes to Financial Statements.

	Large Cap Value Fund	Mid Cap Fund	Mid Cap Index Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$175,706	$71,675	$4,095
Undistributed (Distributions in Excess of ) Net Investment Income	(427)	(78)	44
Accumulated Net Realized Gain (Loss) on Investments and Futures	(77,272)	(62,988)	(83)
Net Unrealized Appreciation/Depreciation on Investments and Futures	13,839	1,975	228

Total Net Assets	$111,846	$10,584	$4,284

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$88,016,605	$1,935,353	$3,007,218

Class I shares outstanding	4,037,447	102,229	280,392

Net Asset Value, Offering and Redemption Price Per Share	$21.80	$18.93	$10.73

Net assets applicable to Class A	$23,650,324	$7,848,942	N/A

Class A shares outstanding	1,086,879	418,868	N/A

Net Asset Value and Redemption Price Per Share	$21.76	$18.74	N/A

Maximum Offering Price Per Share(3)	$23.03	$19.83	N/A

Maximum Sales Charge Per Share	5.50%	5.50%	N/A

Net assets applicable to Class C	$179,440	$799,888	N/A

Class C shares outstanding	8,380	44,951	N/A

Net Asset Value, Offering and Redemption Price Per Share(4)	$21.41	$17.79	N/A

Net assets applicable to Class R4	N/A	N/A	$1,276,795

Class R4 shares outstanding	N/A	N/A	119,001

Net Asset Value and Offering Price Per Share	N/A	N/A	$10.73

(3) Net	asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4) Class	C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund	Multi-Factor Small Cap Value Fund
ASSETS
Investments in non-affiliates at value	$143,938	$66,320	$27,534
Investments in affiliates at value	4,083	2,845	553
Short-term investment in affiliates purchased with collateral from securities loaned at value	4,005	1,267	2,596

Total Investments at value(1)(2)	152,026	70,432	30,683

Cash	–	–	20
Initial margin held by broker for open futures contracts	–	46	–
Receivable for shares of beneficial interest issued	1,057	467	10
Dividends and interest receivable	116	27	19
Prepaid expenses	20	23	17
Other assets	7	5	14

Total Assets	153,226	71,000	30,763

LIABILITIES
Payable for collateral received for loaned securities	4,005	1,267	2,596
Payable for shares of beneficial interest redeemed	361	317	9
Payable for investment securities purchased	2,017	2,419	–
Investment advisory fees payable	67	19	2
12b-1 fees payable
Class A	10	6	3
Class C	–	3	1
Shareholder servicing fees payable
Class A	16	8	3
Class C	–	2	1
Administration fees payable	7	4	2
Transfer agent fees payable	16	32	20
Trustees’ deferred compensation payable	7	6	14
Trustees’ fees payable	4	3	3
Other liabilities	24	35	24

Total Liabilities	6,534	4,121	2,678

TOTAL NET ASSETS	$146,692	$66,879	$28,085

Investments in non-affiliates at cost	$125,489	$53,801	$27,152
Investments in affiliates at cost	4,083	2,845	553
Short-term investment in affiliates purchased with collateral from securities loaned at cost	4,005	1,267	2,596

(1) Total Investments at cost	$133,577	$57,913	$30,301

(2) Includes securities on loan with a value of	$3,943	$1,264	$2,435

See Notes to Financial Statements.

	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund	Multi-Factor Small Cap Value Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$130,838	$53,963	$75,476
Undistributed (Accumulated) Net Investment Income (Loss)	118	(80)	774
Accumulated Net Realized Gain (Loss) on Investments and Futures	(2,713)	477	(48,547)
Net Unrealized Appreciation/Depreciation on Investments and Futures	18,449	12,519	382

Total Net Assets	$146,692	$66,879	$28,085

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$89,079,703	$30,494,936	$13,869,382

Class I shares outstanding	4,094,779	1,414,318	670,144

Net Asset Value, Offering and Redemption Price Per Share	$21.75	$21.56	$20.70

Net assets applicable to Class A	$57,611,865	$31,492,227	$12,507,990

Class A shares outstanding	2,669,275	1,486,116	656,066

Net Asset Value and Redemption Price Per Share	$21.58	$21.19	$19.07

Maximum Offering Price Per Share(3)	$22.84	$22.42	$20.18

Maximum Sales Charge Per Share	5.50%	5.50%	5.50%

Net assets applicable to Class C	N/A	$4,891,414	$1,707,953

Class C shares outstanding	N/A	235,774	100,411

Net Asset Value and Offering Price Per Share(4)	N/A	$20.75	$17.01

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	S&P 500 Index Fund	Small Cap Fund	Small Cap Index Fund
ASSETS
Investments in non-affiliates at value	$175,395	$801,726	$9,457
Investments in affiliates at value	1,939	42,853	204
Short-term investment in affiliates purchased with collateral from securities loaned at value	108	41,333	–

Total Investments at value(1)(2)	177,442	885,912	9,661

Initial margin held by broker for open futures contracts	46	–	–
Receivable for shares of beneficial interest issued	21	3,158	1
Dividends and interest receivable	382	1,007	11
Receivable from Adviser	2	–	12
Prepaid expenses	36	57	13
Other assets	22	49	–

Total Assets	177,951	890,183	9,698

LIABILITIES
Cash overdraft	–	2	–
Payable for collateral received for loaned securities	108	41,333	–
Payable for shares of beneficial interest redeemed	24	2,666	–
Payable for investment securities purchased	–	20,149	–
Variation margin payable from broker for open futures contracts	5	–	–
Investment advisory fees payable	–	512	–
12b-1 fees payable
Class A	–	20	–
Class C	5	15	–
Shareholder servicing fees payable
Class A	4	21	–
Class C	3	9	–
Class R4		–	–
Administration fees payable	9	37	2
Custodian fees payable	10	9	–
Transfer agent fees payable	18	125	4
Trustees’ deferred compensation payable	22	49	–
Trustees’ fees payable	6	13	3
Other liabilities	55	150	3

Total Liabilities	269	65,110	12

TOTAL NET ASSETS	$177,682	$825,073	$9,686

Investments in non-affiliates at cost	$84,284	$600,016	$9,575
Investments in affiliates at cost	1,510	42,853	204
Short-term investment in affiliates purchased with collateral from securities loaned at cost	108	41,333	–

(1) Total Investments at cost	$85,902	$684,202	$9,779

(2) Includes securities on loan with a value of	$105	$40,260	$–

See Notes to Financial Statements.

	S&P 500 Index Fund	Small Cap Fund	Small Cap Index Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$88,018	$619,847	$9,612
Undistributed (Distributions in Excess of ) Net Investment Income	455	(288)	75
Accumulated Net Realized Gain (Loss) on Investments and Futures	(2,401)	3,804	117
Net Unrealized Appreciation/Depreciation on Investments and Futures	91,610	201,710	(118)

Total Net Assets	$177,682	$825,073	$9,686

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$144,714,360	$723,338,050	$8,667,658

Class I shares outstanding	8,820,075	30,953,081	833,059

Net Asset Value, Offering and Redemption Price Per Share	$16.41	$23.37	$10.40

Net assets applicable to Class A	$19,036,591	$74,969,468	N/A

Class A shares outstanding	1,164,963	3,305,851	N/A

Net Asset Value and Redemption Price Per Share	$16.34	$22.68	N/A

Maximum Offering Price Per Share(3)	$16.76	$24.00	N/A

Maximum Sales Charge Per Share	2.50%	5.50%	N/A

Net assets applicable to Class C	$8,387,679	$26,765,971	N/A

Class C shares outstanding	517,739	1,285,555	N/A

Net Asset Value and Offering Price Per Share(4)	$16.20	$20.82	N/A

Net assets applicable to Class R4	$5,033,497	N/A	$1,018,235

Class R4 shares outstanding	306,732	N/A	97,888

Net Asset Value and Offering Price Per Share	$16.41	N/A	$10.40

Net assets applicable to Class R5	$509,711	N/A	N/A

Class R5 shares outstanding	31,060	N/A	N/A

Net Asset Value and Offering Price Per Share	$16.41	N/A	N/A

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x - M o n t h  P e r i o d  E n d e d  N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Balanced Allocation Fund	International Equity Fund	Large Cap Core Fund	Large Cap Growth Fund
Investment Income:
Dividends from unaffiliated investments	$294	$3,978	$251	$702
Dividends from affiliated investments(1)	120	73	–	–
Interest	350	5	–	–
Security lending income(2)	40	260	–	–
Less: foreign taxes withheld	(4)	(275)	(1)	(1)
Total Investment Income	800	4,041	250	701
Expenses:
Investment advisory fees	239	3,025	98	349
Administration fees	19	185	9	25
12b-1 fees:
Class A	2	5	–	4
Class C	2	10	1	5
Shareholder servicing fees:
Class A	11	23	3	19
Class C	1	3	–	1
Transfer agent fees	31	48	19	44
Custodian fees	11	71	2	4
Professional fees	18	64	12	17
Pricing service fees	27	15	1	1
Printing and shareholder reports	8	19	4	12
Registration and filing fees	28	26	17	18
Trustees’ fees	5	23	3	6
Miscellaneous	5	28	2	9
Total Expenses	407	3,545	171	514
Less:
Waiver of investment advisory fees(1)	(78)	(208)	(45)	(41)
Advisor expense reimbursement(1)	–	–	–	–
Net Expenses	329	3,337	126	473
Net Investment Income (Loss)	471	704	124	228
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on unaffiliated investments sold	692	(11,984)	1,289	5,592
Net realized gain (loss) on affiliated investments sold(1)	(5)	–	–	–
Net realized gain (loss) on futures	15	(678)	–	(74)
Net realized gain (loss) on foreign currency transactions	30	1,572	–	–
Net change in unrealized appreciation/depreciation on unaffiliated investments	(1,440)	(30,959)	(1,460)	(5,382)
Net change in unrealized appreciation/depreciation on affiliated investments	(905)	(4,405)	–	–
Net change in unrealized appreciation/depreciation on futures	(14)	518	–	68
Net change in unrealized appreciation/depreciation on foreign currency translation	(36)	(1,834)	–	–
Net Gain (Loss) on Investments	(1,663)	(47,770)	(171)	204
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,192)	$(47,066)	$(47)	$432

(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

Large Cap Value Fund	Mid Cap Fund	Mid Cap Index Fund	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund

$1,479	$46	$34	$586	$183

16	–	–	1	–

–	–	–	–	–

–	1	–	151	17

(6)	–	–	–	–

1,489	47	34	738	200

421	41	3	566	240

30	5	3	34	15

6	1	–	10	5

1	3	–	–	11

27	10	–	60	31

–	1	–	–	2

46	25	4	41	58

3	3	3	5	2

18	11	10	20	13

1	1	8	2	2

12	6	3	17	15

21	18	10	24	20

6	3	3	7	4

11	4	–	8	8

603	132	47	794	426

(35)	(41)	(3)	(189)	(150)

–	(7)	(38)	–	–

568	84	6	605	276

921	(37)	28	133	(76)

3,688	323	3	(2,453)	(219)

(12)	–	–	(69)	(1)

–	–	–	(116)	(46)

–	–	–	–	46

(3,901)	(527)	(194)	5,308	2,344

(56)	–	–	–	–

–	–	–	–	–

–	–	–	–	–

(281)	(204)	(191)	2,670	2,124

$640	$(241)	$(163)	$2,803	$2,048

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x - M o n t h  P e r i o d  E n d e d  N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Multi-Factor Small Cap Value Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Index Fund
Investment Income:
Dividends from unaffiliated investments	$402	$1,916	$2,364	$71
Dividends from affiliated investments(1)	1	12	7	–
Interest	–	7	3	1
Security lending income(2)	25	2	122	–
Less: foreign taxes withheld	(2)	–	(23)	–
Total Investment Income	426	1,937	2,473	72
Expenses:
Investment advisory fees	128	98	3,187	7
Administration fees	9	47	181	4
12b-1 fees:
Class A	2	–	17	–
Class C	6	29	84	–
Shareholder servicing fees:
Class A	15	22	84	–
Class C	1	8	24	–
Class R4	–	3	–	1
Transfer agent fees	34	35	202	4
Custodian fees	1	9	12	2
Professional fees	12	25	64	10
Pricing service fees	2	11	1	30
Printing and shareholder reports	9	9	69	3
Registration and filing fees	19	33	39	10
Trustees’ fees	3	8	24	3
Miscellaneous	6	10	88	–
Total Expenses	247	347	4,076	74
Less:
Waiver of investment advisory fees(1)	(101)	(98)	(361)	(7)
Advisor expense reimbursement(1)	–	(8)	–	(54)
Net Expenses	146	241	3,715	13
Net Investment Income (Loss)	280	1,696	(1,242)	59
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on unaffiliated investments sold	1,127	1,893	61	110
Net realized gain (loss) on affiliated investments sold(1)	(41)	–	–	–
Net realized gain (loss) on futures	–	(42)	44	–
Net change in unrealized appreciation/depreciation on unaffiliated investments	(2,352)	(4,600)	32,311	(435)
Net change in unrealized appreciation/depreciation on affiliated investments	–	(311)	–	–
Net change in unrealized appreciation/depreciation on futures	–	38	(42)	–
Net Gain (Loss) on Investments	(1,266)	(3,022)	32,374	(325)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(986)	$(1,326)	$31,132	$(266)

(1) See	Note 3 in Notes to Financial Statements.
(2) See	Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )  ( U n a u d i t e d )

	Balanced Allocation Fund		International Equity Fund
	For the Six-Month Period Ended November 30, 2015	For the Year Ended May 31, 2015	For the Six-Month Period Ended November 30, 2015	For the Year Ended May 31, 2015
Investment Activities:
Net investment income (loss)	$ 471	$ 876	$ 704	$ 9,011
Net realized gain (loss) on investments sold, futures and foreign currency transactions	732	3,701	(11,090)	32,400
Net change in unrealized appreciation/depreciation on investments, futures and foreign currency translation	(2,395)	(1,006)	(36,680)	(27,946)
Net increase (decrease) in net assets resulting from operations	(1,192)	3,571	(47,066)	13,465
Dividends to Shareholders
Dividends from net investment income:
Class I	(452)	(830)	–	(8,130)
Class A	(71)	(126)	–	(168)
Class C	(2)	(6)	–	(13)
Total dividends	(525)	(962)	–	(8,311)
Share Transactions:
Proceeds from shares issued:
Class I	949	2,930	132,284	117,509
Class A	266	713	5,021	7,948
Class C	2	8	843	1,218
Class T	1	–	–	–
Reinvestment of dividends and distributions:
Class I	440	807	–	4,703
Class A	67	117	–	154
Class C	2	6	–	8
Total proceeds from shares issued and reinvested	1,727	4,581	138,148	131,540
Value of shares redeemed:
Class I	(1,957)	(8,301)	(19,112)	(87,473)
Class A	(524)	(1,693)	(1,712)	(3,182)
Class C	(35)	(146)	(96)	(331)
Total value of shares redeemed	(2,516)	(10,140)	(20,920)	(90,986)
Increase (decrease) in net assets from share transactions	(789)	(5,559)	117,228	40,554
Total increase (decrease) in net assets	(2,506)	(2,950)	70,162	45,708
Net Assets:
Beginning of period	65,667	68,617	652,940	607,232
End of period*	$63,161	$ 65,667	$723,102	$652,940

*Including undistributed (distributions in excess of ) net investment income	$ 55	$ 109	$ 10,374	$ 9,670

See Notes to Financial Statements.

Large Cap Core Fund		Large Cap Growth Fund		Large Cap Value Fund		Mid Cap Fund
For the Six-Month Period Ended November 30, 2015	For the Year Ended May 31, 2015	For the Six-Month Period Ended November 30, 2015	For the Year Ended May 31, 2015	For the Six-Month Period Ended November 30, 2015	For the Year Ended May 31, 2015	For the Six-Month Period Ended November 30, 2015	For the Year Ended May 31, 2015

$ 124	$197	$228	$310	$921	$1,039	$(37)	$(37)

1,289	3,035	5,518	8,335	3,676	12,093	323	641

(1,460)	593	(5,314)	3,253	(3,957)	(3,735)	(527)	493
(47)	3,825	432	11,898	640	9,397	(241)	1,097

(97)	(187)	–	(223)	(1,249)	(897)	–	–
(8)	(19)	–	(22)	(300)	(187)	–	–
–	(1)	–	–	(2)	(1)	–	–
(105)	(207)	–	(245)	(1,551)	(1,085)	–	–

1,932	4,231	2,771	29,310	2,414	15,350	74	335
69	143	7,628	2,217	124	208	80	224
107	136	262	982	–	68	1	1
–	–	–	–	–	–	–	–
63	142	–	111	605	476	–	–
7	19	–	20	276	171	–	–
–	1	–	–	1	1	–	–
2,178	4,672	10,661	32,640	3,420	16,274	155	560

(1,294)	(5,896)	(12,568)	(10,128)	(4,674)	(32,430)	(153)	(539)
(293)	(492)	(1,236)	(2,048)	(1,156)	(2,455)	(853)	(1,750)
(102)	(59)	(75)	(37)	(33)	(46)	(100)	(172)
(1,689)	(6,447)	(13,879)	(12,213)	(5,863)	(34,931)	(1,106)	(2,461)
489	(1,775)	(3,218)	20,427	(2,443)	(18,657)	(951)	(1,901)
337	1,843	(2,786)	32,080	(3,354)	(10,345)	(1,192)	(804)

26,647	24,804	99,074	66,994	115,200	125,545	11,776	12,580
$26,984	$26,647	$96,288	$99,074	$111,846	$115,200	$10,584	$11,776

$ 48	$29	$391	$163	$(427)	$203	$(78)	$(41)

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )  ( U n a u d i t e d )

	Mid Cap Index Fund		Multi-Factor Small Cap Core Fund		Multi-Factor Small Cap Growth Fund
	For the Six-Month Period Ended November 30, 2015	For the Year Ended May 31, 2015	For the Six-Month Period Ended November 30, 2015	For the Year Ended May 31, 2015	For the Six-Month Period Ended November 30, 2015	For the Year Ended May 31, 2015
Investment Activities:
Net investment income (loss)	$ 28	$ 43	$ 133	$ 137	$ (76)	$ (132)
Net realized gain (loss) on investments sold and futures	3	(48)	(2,638)	1,711	(220)	2,127
Net change in unrealized appreciation/depreciation on investments and futures	(194)	350	5,308	6,963	2,344	3,717
Net increase (decrease) in net assets resulting from operations	(163)	345	2,803	8,811	2,048	5,712
Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	–	(43)	–	(89)	–	–
Class A	–	–	–	(22)	–	–
Class C	–	–	–	–	–	–
Class R4	–	–	–	–	–	–
Class R5		–	–	–	–	–
Distributions from net realized gains:
Class I	–	(68)	–	–	–	(450)
Class A	–	–	–	–	–	(780)
Class C	–	–	–	–	–	(12)
Class R4	–	–	–	–	–	–
Total dividends and distributions	–	(111)	–	(111)	–	(1,242)
Share Transactions:
Proceeds from shares issued:
Class I	295	3,248	30,628	30,370	13,815	5,364
Class A	–	–	17,442	55,046	8,243	2,534
Class C	–	–	–	–	3,654	1,038
Class R4	1,376	146	–	–	–	–
Class R5	–	–	–	–	–	–
Reinvestment of dividends and distributions:
Class I	–	111	–	59	–	363
Class A	–	–	–	22	–	746
Class C	–	–	–	–	–	9
Class R4	–	–	–	–	–	–
Class R5	–	–	–	–	–	–
Total proceeds from shares issued and reinvested	1,671	3,505	48,070	85,497	25,712	10,054
Value of shares redeemed:
Class I	(1,914)	(1,965)	(4,054)	(8,927)	(1,388)	(2,191)
Class A	–	–	(16,823)	(7,645)	(1,530)	(2,363)
Class C	–	–	–	–	(202)	(23)
Class R4	(202)	–	–	–	–	–
Class R5	–	–	–	–	–	–
Total value of shares redeemed	(2,116)	(1,965)	(20,877)	(16,572)	(3,120)	(4,577)
Increase (decrease) in net assets from share transactions	(445)	1,540	27,193	68,925	22,592	5,477
Total increase (decrease) in net assets	(608)	1,774	29,996	77,625	24,640	9,947
Net Assets:
Beginning of period	4,892	3,118	116,696	39,071	42,239	32,292
End of period*	$ 4,284	$ 4,892	$146,692	$116,696	$66,879	$42,239

*Including undistributed (distributions in excess of) net investment income	$ 44	$ 16	$ 118	$ (15)	$ (80)	$ (4)

See Notes to Financial Statements.

Multi-Factor Small Cap Value Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Index Fund
For the Six-Month Period Ended November 30, 2015	For the Year Ended May 31, 2015	For the Six-Month Period Ended November 30, 2015	For the Year Ended May 31, 2015	For the Six-Month Period Ended November 30, 2015	For the Year Ended May 31, 2015	For the Six-Month Period Ended November 30, 2015	For the Year Ended May 31, 2015

$ 280	$ 492	$ 1,696	$ 3,246	$ (1,242)	$ 1,291	$ 59	$ 55

1,086	2,838	1,851	2,762	105	9,367	110	101

(2,352)	(5)	(4,873)	13,680	32,269	58,843	(435)	427

(986)	3,325	(1,326)	19,688	31,132	69,501	(266)	583

–	(104)	(1,568)	(2,732)	–	(319)	–	(61)
–	(101)	(171)	(319)	–	–	–	–
–	(2)	(45)	(72)	–	–	–	–
–	–	(43)	(25)	–	–	–	–
–	–	(3)	–	–	–	–	–

–	–	–	(1,528)	–	(8,928)	–	(99)
–	–	–	(194)	–	(1,243)	–	–
–	–	–	(79)	–	(411)	–	–
–	–	–	(22)	–	–	–	–
–	(207)	(1,830)	(4,971)	–	(10,901)	–	(160)

1,679	7,934	8,724	35,990	210,782	232,034	7,495	61
477	1,448	1,309	3,979	15,965	24,413	–	–
596	683	1,322	3,067	6,089	5,136	–	–
–	–	1,343	4,100	–	–	1,128	282
–	–	318	195	–	–	–	–

–	69	1,256	4,053	–	6,510	–	160
–	96	164	490	–	1,068	–	–
–	2	43	147	–	248	–	–
–	–	43	47	–	–	–	–
–	–	3	–	–	–	–	–

2,752	10,232	14,525	52,068	232,836	269,409	8,623	503

(3,430)	(2,929)	(34,546)	(17,927)	(80,874)	(99,079)	(4,163)	–
(929)	(3,398)	(2,845)	(4,492)	(11,852)	(24,596)	–	–
(325)	(827)	(1,298)	(6,694)	(1,281)	(4,059)	–	–
–	–	(196)	(374)	–	–	(344)	(7)
–	–	(5)	(16)	–	–	–	–
(4,684)	(7,154)	(38,890)	(29,503)	(94,007)	(127,734)	(4,507)	(7)

(1,932)	3,078	(24,365)	22,565	138,829	141,675	4,116	496

(2,918)	6,196	(27,521)	37,282	169,961	200,275	3,850	919

31,003	24,807	205,203	167,921	655,112	454,837	5,836	4,917
$28,085	$31,003	$177,682	$205,203	$825,073	$ 655,112	$ 9,686	$5,836

$ 774	$ 494	$ 455	$ 589	$ (288)	$ 954	$ 75	$ 16

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  a n d  T a x  E x e m p t  B o n d  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S

( U n a u d i t e d )

The tables below present portfolio holdings as a percentage of total investments before collateral for loaned securities for each of the PNC Fixed Income and Tax Exempt Bond Funds as of November 30, 2015.

Bond Fund

Corporate Bonds	33.1%
U.S. Treasury Notes	23.7
Federal National Mortgage Association	21.5
Asset-Backed Securities	8.7
U.S. Treasury Bonds	4.5
Government National Mortgage Association	3.1
Federal Home Loan Mortgage Corporation	2.3
Money Market Fund	1.5
U.S. Treasury Inflationary Index Bond	1.1
Transportation Revenue Bond	0.5
100.0%

Government Mortgage Fund

Federal National Mortgage Association	66.3%
Government National Mortgage Association	14.7
Federal Home Loan Mortgage Corporation	9.8
U.S. Treasury Notes	6.8
Money Market Fund	2.4
Collateralized Mortgage Obligation	–*
100.0%

High Yield Bond Fund

Corporate Bonds	93.2%
Money Market Fund	5.5
Common Stocks	1.3
Warrants	–*
100.0%

Intermediate Bond Fund

Corporate Bonds	41.3%
U.S. Treasury Notes	41.0
Asset-Backed Securities	15.3
Money Market Fund	1.4
U.S. Treasury Inflationary Index Bond	1.0
100.0%

Limited Maturity Bond Fund

U.S. Treasury Notes	37.2%
Corporate Bonds	32.1
Asset-Backed Securities	22.0
Federal National Mortgage Association	3.5
Collateralized Mortgage Obligations	3.1
Money Market Fund	1.6
Federal Home Loan Mortgage Corporation	0.5
100.0%

Total Return Advantage Fund

Corporate Bonds	36.4%
Federal National Mortgage Association	21.5
U.S. Treasury Notes	21.3
Asset Backed Securities	7.6
U.S. Treasury Bonds	4.2
Federal Home Loan Mortgage Corporation	2.7
Government National Mortgage Association	2.7
Money Market Fund	2.0
U.S. Treasury Inflation Index Bond	1.0
Transportation Revenue Bonds	0.4
Common Stocks	0.2
Commercial Mortgage-Backed Securities	–*
100.0%

Ultra Short Bond Fund

U.S. Treasury Notes	41.4%
Corporate Bonds	29.9
Asset-Backed Securities	21.7
Collateralized Mortgage Obligations	5.2
Money Market Fund	1.8
100.0%

*Amount represents less than 0.1%.

Intermediate Tax Exempt Bond Fund

Refunding Bonds	31.1%
Transportation Revenue Bonds	10.6
Education Revenue Bonds	9.8
General Obligations	9.3
Other Revenue Bonds	9.1
Industrial/Development Revenue Bonds	7.8
Refunding Notes	7.7
Hospital/Nursing Home Revenue Bonds	5.4
Public Facilities Revenue Bonds	5.2
Prerefunded & Escrowed to Maturity	4.0
100.0%
Maryland Tax Exempt Bond Fund

General Obligations	27.8%
Refunding Bonds	23.7
Hospital/Nursing Home Revenue Bonds	19.7
Prerefunded & Escrowed to Maturity	8.4
Public Facilities Revenue Bonds	8.1
Other Revenue Bonds	6.1
Transportation Revenue Bonds	3.7
Refunding Notes	2.5
100.0%

Ohio Intermediate Tax Exempt Bond Fund

General Obligations	26.9%
Refunding Bonds	21.1
Hospital/Nursing Home Revenue Bonds	16.9
Refunding Notes	8.7
Education Revenue Bonds	6.8
Industrial/Development Revenue Bonds	5.4
Prerefunded & Escrowed to Maturity	4.2
Utility Revenue Bonds	4.0
Other Revenue Bonds	3.4
Transportation Revenue Bonds	2.6
100.0%
Tax Exempt Limited Maturity Bond Fund

Refunding Bonds	31.4%
General Obligations	17.0
Refunding Notes	13.0
Other Revenue Bonds	7.3
Transportation Revenue Bonds	6.7
Public Facilities Revenue Bonds	4.2
Hospital/Nursing Home Revenue Bonds	3.9
Water/Sewer Revenue Bonds	3.9
Education Revenue Bonds	3.6
Industrial/Development Revenue Bonds	3.5
Prerefunded & Escrowed to Maturity	3.1
Anticipation Note	2.4
100.0%

P N C  F i x e d  I n c o m e   a n d  T a x  E x e m p t  B o n d  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S

( U n a u d i t e d )

At November 30, 2015, the following percentages of each Fund’s net assets were insured by bond insurers:

Bond Insurer	Intermediate Tax Exempt Bond	Maryland Tax Exempt Bond	Ohio Intermediate Tax Exempt Bond	Tax Exempt Limited Maturity Bond
AGM	5.6%	2.2%	–%	2.1%
AMBAC	2.6	–	–	3.0
GNMA/FNMA/FHLMC	1.4	–	5.1	–
NATL-RE	2.3	4.6	2.7	0.4
PSF-GTD	–	–	–	3.9
Total	11.9%	6.8%	7.8%	9.4%

P N C  F i x e d  I n c o m e  F u n d s  a n d  T a x  E x e m p t  B o n d  F u n d s

E X P L A N A T I O N  O F  E X P E N S E  T A B L E S    ( U n a u d i t e d )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which are described in the Prospectus. If these transactional costs were included, your costs would be higher. The “Annualized Expense Ratio” reflects the actual expenses, net of fee waivers, where applicable, for the six-month period June 1, 2015 to November 30, 2015. The “Annualized Expense Ratio” does not reflect Acquired Fund Fees and Expenses. If Acquired Fund Fees and Expenses were included, expenses would be higher.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire six-month period (June 1, 2015 to November 30, 2015).

The Expense Table that appears for your Fund below illustrates your Fund’s costs in two ways.

●

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

●

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/15	Ending Account Value 11/30/15	Annualized Expense Ratio	Expenses Paid During Period(1)

Bond Fund
Actual
Class I	$1,000.00	$997.68	0.56%	$2.81
Class A	1,000.00	996.47	0.83	4.12
Class C	1,000.00	993.73	1.56	7.75
Hypothetical(2)
Class I	1,000.00	1,022.19	0.56	2.84
Class A	1,000.00	1,020.87	0.83	4.17
Class C	1,000.00	1,017.23	1.56	7.84

Government Mortgage Fund
Actual
Class I	$1,000.00	$1,000.64	0.72%	$3.60
Class A	1,000.00	999.25	1.00	4.98
Class C	1,000.00	995.61	1.72	8.59
Hypothetical(2)
Class I	1,000.00	1,021.40	0.72	3.64
Class A	1,000.00	1,020.02	1.00	5.03
Class C	1,000.00	1,016.40	1.72	8.68

High Yield Bond Fund
Actual
Class I	$1,000.00	$926.21	0.75%	$3.61
Class A	1,000.00	925.06	1.01	4.87
Hypothetical(2)
Class I	1,000.00	1,021.25	0.75	3.79
Class A	1,000.00	1,019.95	1.01	5.11

	Beginning Account Value 06/01/15	Ending Account Value 11/30/15	Annualized Expense Ratio	Expenses Paid During Period(1)

Intermediate Bond Fund
Actual
Class I	$1,000.00	$994.51	0.53%	$2.63
Class A	1,000.00	993.15	0.80	3.99
Class C	1,000.00	989.64	1.51	7.52
Hypothetical(2)
Class I	1,000.00	1,022.37	0.53	2.66
Class A	1,000.00	1,021.00	0.80	4.04
Class C	1,000.00	1,017.45	1.51	7.62

Limited Maturity Bond Fund
Actual
Class I	$1,000.00	$999.43	0.48%	$2.41
Class A	1,000.00	997.13	0.75	3.73
Class C	1,000.00	996.14	1.14	5.70
Hypothetical(2)
Class I	1,000.00	1,022.59	0.48	2.44
Class A	1,000.00	1,021.26	0.75	3.78
Class C	1,000.00	1,019.29	1.14	5.77

Total Return Advantage Fund
Actual
Class I	$1,000.00	$985.78	0.56%	$2.76
Class A	1,000.00	984.48	0.83	4.13
Class C	1,000.00	980.94	1.55	7.66
Hypothetical(2)
Class I	1,000.00	1,022.22	0.56	2.81
Class A	1,000.00	1,020.84	0.83	4.20
Class C	1,000.00	1,017.27	1.55	7.80

(1)	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 366.
(2)	Assumes annual return of 5% before expenses.

P N C  F i x e d  I n c o m e  F u n d s  a n d  T a x  E x e m p t  B o n d  F u n d s

E X P L A N A T I O N  O F  E X P E N S E  T A B L E S    ( U n a u d i t e d )

	Beginning Account Value 06/01/15	Ending Account Value 11/30/15	Annualized Expense Ratio	Expenses Paid During Period(1)

Ultra Short Bond Fund
Actual
Class I	$1,000.00	$999.79	0.33%	$1.62
Class A	1,000.00	999.40	0.61	3.03
Hypothetical(2)
Class I	1,000.00	1,023.38	0.33	1.64
Class A	1,000.00	1,021.97	0.61	3.06

Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$1,020.28	0.53%	$2.68
Class A	1,000.00	1,019.06	0.78	3.93
Class C	1,000.00	1,014.37	1.50	7.56
Hypothetical(2)
Class I	1,000.00	1,022.35	0.53	2.68
Class A	1,000.00	1,021.11	0.78	3.94
Class C	1,000.00	1,017.50	1.50	7.57

Maryland Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$1,017.16	0.53%	$2.67
Class A	1,000.00	1,015.76	0.81	4.07
Class C	1,000.00	1,011.21	1.50	7.53
Hypothetical(2)
Class I	1,000.00	1,022.35	0.53	2.68
Class A	1,000.00	1,020.96	0.81	4.08
Class C	1,000.00	1,017.52	1.50	7.55

	Beginning Account Value 06/01/15	Ending Account Value 11/30/15	Annualized Expense Ratio	Expenses Paid During Period(1)

Ohio Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$1,019.90	0.67%	$3.38
Class A	1,000.00	1,018.50	0.95	4.77
Class C	1,000.00	1,014.86	1.67	8.42
Hypothetical(2)
Class I	1,000.00	1,021.66	0.67	3.38
Class A	1,000.00	1,020.27	0.95	4.78
Class C	1,000.00	1,016.65	1.67	8.42

Tax Exempt Limited Maturity Bond Fund
Actual
Class I	$1,000.00	$1,011.50	0.53%	$2.67
Class A	1,000.00	1,010.10	0.80	4.03
Hypothetical(2)
Class I	1,000.00	1,022.35	0.53	2.68
Class A	1,000.00	1,021.00	0.80	4.05

(1)	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 366.
(2)	Assumes annual return of 5% before expenses.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 5 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Bond Fund
	Class I							Class A
	2015*	2015	2014		2013	2012	2011	2015*	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.55	$10.56	$10.55		$10.80	$10.53	$10.27	$10.58	$10.61	$10.57	$10.83	$10.55	$10.30
Net Investment Income(1)	0.10	0.18	0.18		0.20	0.30	0.35	0.09	0.15	0.18	0.18	0.28	0.32
Realized and Unrealized Gain (Loss) on Investments	(0.13)	0.04	0.04		(0.03)	0.29	0.27	(0.13)	0.05	0.04	(0.05)	0.30	0.26
Total from Investment Operations	(0.03)	0.22	0.22		0.17	0.59	0.62	(0.04)	0.20	0.22	0.13	0.58	0.58
Contributions of Capital by Affiliate(1)	–	–	–**	(2)	–	–	–	–	–	–**(2)	–	–	–
Dividends from Net Investment Income	(0.10)	(0.20)	(0.20)		(0.23)	(0.32)	(0.36)	(0.09)	(0.20)	(0.17)	(0.20)	(0.30)	(0.33)
Distributions from Net Realized Gains	–	(0.03)	(0.01)		(0.19)	–	–	–	(0.03)	(0.01)	(0.19)	–	–
Total Distributions	(0.10)	(0.23)	(0.21)		(0.42)	(0.32)	(0.36)	(0.09)	(0.23)	(0.18)	(0.39)	(0.30)	(0.33)
Net Asset Value, End of Period	$10.42	$10.55	$10.56		$10.55	$10.80	$10.53	$10.45	$10.58	$10.61	$10.57	$10.83	$10.55

Total Return†	(0.24)%	2.11%	2.08%		1.56%	5.69%	6.09%	(0.36)%	1.95%	2.11%	1.18%	5.56%	5.69%
Ratios/Supplemental Data
Net Assets End of Period (000)	$79,527	$145,422	$173,997		$193,899	$182,239	$220,136	$3,049	$3,258	$3,644	$3,937	$4,449	$5,134
Ratio of Expenses to Average Net Assets	0.56%	0.58%	0.61%		0.60%	0.59%	0.59%	0.83%	0.84%	0.59%(3)	0.88%	0.81%(4)	0.87%
Ratio of Net Investment Income to Average Net Assets	1.99%	1.69%	1.73%		1.87%	2.87%	3.32%	1.76%	1.43%	1.75%(3)	1.64%	2.66%(4)	3.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.60%	0.58%	0.61%		0.60%	0.59%	0.59%	0.87%	0.84%	0.86%	0.88%	0.87%	0.87%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.95%	1.69%	1.73%		1.87%	2.87%	3.32%	1.72%	1.43%	1.48%	1.64%	2.60%	3.05%
Portfolio Turnover Rate	67%	66%	86%		71%	58%	80%	67%	66%	86%	71%	58%	80%

	Bond Fund
	Class C
	2015*	2015	2014		2013	2012	2011
Net Asset Value, Beginning of Period	$10.54	$10.56	$10.54		$10.80	$10.53	$10.27
Net Investment Income(1)	0.05	0.07	0.07		0.10	0.20	0.24
Realized and Unrealized Gain (Loss) on Investments	(0.12)	0.03	0.05		(0.05)	0.28	0.27
Total from Investment Operations	(0.07)	0.10	0.12		0.05	0.48	0.51
Contributions of Capital by Affiliate(1)	–	–	–**	(2)	–	–	–
Dividends from Net Investment Income	(0.05)	(0.09)	(0.09)		(0.12)	(0.21)	(0.25)
Distributions from Net Realized Gains	–	(0.03)	(0.01)		(0.19)	–	–
Total Distributions	(0.05)	(0.12)	(0.10)		(0.31)	(0.21)	(0.25)
Net Asset Value, End of Period	$10.42	$10.54	$10.56		$10.54	$10.80	$10.53

Total Return†	(0.63)%	1.01%	1.16%		0.46%	4.65%	5.04%
Ratios/Supplemental Data
Net Assets End of Period (000)	$254	$264	$300		$286	$308	$392
Ratio of Expenses to Average Net Assets	1.56%	1.58%	1.61%	(3)	1.60%	1.60%	1.59%
Ratio of Net Investment Income to Average Net Assets	1.03%	0.70%	0.69%	(3)	0.91%	1.91%	2.33%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.60%	1.58%	1.61%		1.60%	1.60%	1.59%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.99%	0.70%	0.69%		0.91%	1.91%	2.33%
Portfolio Turnover Rate	67%	66%	86%		71%	58%	80%

* For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

** Amount represents less than $0.005 per share.

† Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.27% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower. The voluntary commitment had no impact to Class C ratios.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.06% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 5 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

Government Mortgage Fund
Class I	Class A
2015	*	201	5	201	4	201	3	201	2	2011	201	5*	201	5	201	4	201	3	201	2	2011
Net Asset Value, Beginning of Period	$9.30	$9.29	$9.35	$9.70	$9.67	$9.67	$9.29	$9.30	$9.35	$9.70	$9.66	$9.67
Net Investment Income(1)	0.12	0.20	0.22	0.24	0.34	0.39	0.10	0.17	0.20	0.22	0.32	0.36
Realized and Unrealized Gain (Loss) on Investments	(0.12)	0.05	(0.01)	(0.29)	0.07	0.02	(0.11)	0.05	(0.01)	(0.30)	0.07	0.01
Total from Investment Operations	–	0.25	0.21	(0.05)	0.41	0.41	(0.01)	0.22	0.19	(0.08)	0.39	0.37
Contributions of Capital by Affiliate(1)	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–	–
Dividends from Net Investment Income	(0.11)	(0.24)	(0.27)	(0.30)	(0.38)	(0.41)	(0.10)	(0.23)	(0.24)	(0.27)	(0.35)	(0.38)
Total Distributions	(0.11)	(0.24)	(0.27)	(0.30)	(0.38)	(0.41)	(0.10)	(0.23)	(0.24)	(0.27)	(0.35)	(0.38)
Net Asset Value, End of Period	$9.19	$9.30	$9.29	$9.35	$9.70	$9.67	$9.18	$9.29	$9.30	$9.35	$9.70	$9.66

Total Return†	0.06%	2.77%	2.30%	(0.55)%	4.27%	4.30%	(0.08)%	2.36%	2.13%	(0.83)%	4.15%	3.91%
Ratios/Supplemental Data
Net Assets End of Period (000)	$43,289	$50,345	$51,269	$87,433	$88,197	$110,943	$9,293	$9,878	$10,888	$8,505	$11,882	$13,126
Ratio of Expenses to Average Net Assets	0.72%	0.73%	0.71%	0.66%	0.65%	0.63%	1.00%	1.01%	0.90	%(3)	0.94%	0.86	%(4)	0.91%
Ratio of Net Investment Income to Average Net Assets	2.50%	2.10%	2.41%	2.45%	3.55%	4.04%	2.22%	1.86%	2.14	%(3)	2.31%	3.33	%(4)	3.77%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.78%	0.73%	0.71%	0.66%	0.65%	0.63%	1.06%	1.01%	0.98%	0.94%	0.93%	0.91%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.44%	2.10%	2.41%	2.45%	3.55%	4.04%	2.16%	1.86%	2.06%	2.31%	3.26%	3.77%
Portfolio Turnover Rate	5%	30%	3%	54%	29%	17%	5%	30%	3%	54%	29%	17%

Government Mortgage Fund
Class C
201	5*	201	5	201	4	201	3	201	2	2011
Net Asset Value, Beginning of Period	$9.28	$9.28	$9.34	$9.68	$9.65	$9.65
Net Investment Income(1)	0.07	0.12	0.13	0.15	0.24	0.30
Realized and Unrealized Gain (Loss) on Investments	(0.11)	0.03	(0.01)	(0.29)	0.07	0.01
Total from Investment Operations	(0.04)	0.15	0.12	(0.14)	0.31	0.31
Contributions of Capital by Affiliate(1)	–	–	–	**(2)	–	–	–
Dividends from Net Investment Income	(0.07)	(0.15)	(0.18)	(0.20)	(0.28)	(0.31)
Total Distributions	(0.07)	(0.15)	(0.18)	(0.20)	(0.28)	(0.31)
Net Asset Value, End of Period	$9.17	$9.28	$9.28	$9.34	$9.68	$9.65

Total Return†	(0.45)%	1.64%	1.29%	(1.44)%	3.23%	3.27%
Ratios/Supplemental Data
Net Assets End of Period (000)	$899	$1,185	$1,638	$2,920	$3,906	$3,719
Ratio of Expenses to Average Net Assets	1.72%	1.73%	1.71	%(3)	1.66%	1.65%	1.63%
Ratio of Net Investment Income to Average Net Assets	1.50%	1.28%	1.46	%(3)	1.61%	2.49%	3.07%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.78%	1.73%	1.71%	1.66%	1.65%	1.63%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.44%	1.28%	1.46%	1.61%	2.49%	3.07%
Portfolio Turnover Rate	5%	30%	3%	54%	29%	17%

* For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

** Amount represents less than $0.005 per share.

† Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.08% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower. The voluntary commitment had no impact to Class C ratios.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

	High Yield Bond Fund
	Class I						Class A
	2015*	2015	2014	2013	2012	2011	2015 *	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Period	$ 8.06	$8.52	$8.39	$8.04	$8.35	$9.15	$ 8.07	$8.53	$8.40		$8.05	$8.36		$9.16
Net Investment Income(1)	0.21	0.40	0.42	0.46	0.55	0.66	0.20	0.38	0.40		0.44	0.53		0.64
Realized and Unrealized Gain (Loss) on Investments	(0.80)	(0.36)	0.13	0.54	(0.13)	0.76	(0.80)	(0.36)	0.13		0.53	(0.13)		0.75
Total from Investment Operations	(0.59)	0.04	0.55	1.00	0.42	1.42	(0.60)	0.02	0.53		0.97	0.40		1.39
Dividends from Net Investment Income	(0.21)	(0.40)	(0.42)	(0.47)	(0.55)	(0.67)	(0.20)	(0.38)	(0.40)		(0.44)	(0.53)		(0.64)
Distributions from Net Realized Gains	–	(0.10)	–	(0.18)	(0.18)	(1.55)	–	(0.10)	–		(0.18)	(0.18)		(1.55)
Total Distributions	(0.21)	(0.50)	(0.42)	(0.65)	(0.73)	(2.22)	(0.20)	(0.48)	(0.40)		(0.62)	(0.71)		(2.19)
Net Asset Value, End of Period	$ 7.26	$8.06	$8.52	$8.39	$8.04	$8.35	$ 7.27	$8.07	$8.53		$8.40	$8.05		$8.36

Total Return†	(7.39)%	0.62%	6.79%	12.75%	5.45%	17.17%	(7.51)%	0.38%	6.51%		12.44%	5.19%		16.85%

Ratios/Supplemental Data
Net Assets End of Period (000)	$15,120	$19,160	$29,709	$16,700	$9,123	$6,879	$ 522	$622	$628		$493	$471		$315
Ratio of Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	1.01%	1.01%	0.99	%(2)	1.01%	1.01	%(3)	1.01%
Ratio of Net Investment Income to Average Net Assets	5.49%	4.88%	5.05%	5.52%	6.80%	7.40%	5.25%	4.66%	4.81	%(2)	5.34%	6.57	%(3)	7.15%
Ratio of Expenses to Average Net Assets (Before Fees Waivers and Reimbursement, as applicable)	1.14%	0.93%	0.84%	1.09%	1.19%	1.41%	1.41%	1.20%	1.10%		1.34%	1.45%		1.71%
Ratio of Net Investment Income to Average Net Assets (Before Fees Waivers and Reimbursement, as applicable)	5.10%	4.70%	4.96%	5.18%	6.36%	6.74%	4.85%	4.47%	4.70%		5.01%	6.13%		6.45%
Portfolio Turnover Rate	13%	40%	59%	35%	32%	91%	13%	40%	59%		35%	32%		91%

*  For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.02% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(3)	During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which had no impact to Class A ratios.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 5 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

Intermediate Bond Fund
Class I	Class A
2015	*	2015	2014	2013	2012	2011	2015	*	201	5	201	4	201	3	201	2	2011
Net Asset Value, Beginning of Period	$11.06	$11.07	$11.26	$11.48	$11.38	$11.31	$11.06	$11.09	$11.28	$11.49	$11.40	$11.33
Net Investment Income(1)	0.08	0.13	0.13	0.18	0.27	0.30	0.06	0.10	0.12	0.15	0.25	0.27
Realized and Unrealized Gain (Loss) on Investments	(0.14)	0.03	0.02	0.04	0.23	0.28	(0.14)	0.03	0.01	0.05	0.22	0.28
Total from Investment Operations	(0.06)	0.16	0.15	0.22	0.50	0.58	(0.08)	0.13	0.13	0.20	0.47	0.55
Contributions of Capital by Affiliate(1)	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–	–
Dividends from Net Investment Income	(0.08)	(0.13)	(0.13)	(0.19)	(0.28)	(0.31)	(0.06)	(0.12)	(0.11)	(0.16)	(0.26)	(0.28)
Distributions from Net Realized Gains	–	(0.04)	(0.21)	(0.25)	(0.12)	(0.20)	–	(0.04)	(0.21)	(0.25)	(0.12)	(0.20)
Total Distributions	(0.08)	(0.17)	(0.34)	(0.44)	(0.40)	(0.51)	(0.06)	(0.16)	(0.32)	(0.41)	(0.38)	(0.48)
Net Asset Value, End of Period	$10.92	$11.06	$11.07	$11.26	$11.48	$11.38	$10.92	$11.06	$11.09	$11.28	$11.49	$11.40

Total Return†	(0.55)%	1.47%	1.42%	1.93%	4.43%	5.25%	(0.69)%	1.20%	1.16%	1.73%	4.11%	4.95%

Ratios/Supplemental Data
Net Assets End of Period (000)	$313,836	$331,466	$361,838	$378,963	$397,082	$360,686	$ 4,223	$4,159	$4,991	$5,565	$6,298	$7,694
Ratio of Expenses to Average Net Assets	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.80%	0.79%	0.63	%(3)	0.81%	0.74	%(4)	0.81%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.16%	1.15%	1.56%	2.37%	2.62%	1.17%	0.89%	1.06	%(3)	1.30%	2.18	%(4)	2.36%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.80%	0.79%	0.79%	0.81%	0.81%	0.81%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.44%	1.16%	1.15%	1.56%	2.37%	2.62%	1.17%	0.89%	0.89%	1.30%	2.11%	2.36%
Portfolio Turnover Rate	40%	47%	69%	83%	48%	80%	40%	47%	69%	83%	48%	80%

Intermediate Bond Fund
Class C
2015	*	201	5	201	4	201	3	201	2	2011
Net Asset Value, Beginning of Period	$11.10	$11.12	$11.31	$11.53	$11.43	$11.36
Net Investment Income(1)	0.03	0.02	0.02	0.06	0.16	0.19
Realized and Unrealized Gain (Loss) on Investments	(0.14)	0.03	0.03	0.04	0.23	0.28
Total from Investment Operations	(0.11)	0.05	0.05	0.10	0.39	0.47
Contributions of Capital by Affiliate(1)	–	–	–	**(2)	–	–	–
Dividends from Net Investment Income	(0.03)	(0.03)	(0.03)	(0.07)	(0.17)	(0.20)
Distributions from Net Realized Gains	–	(0.04)	(0.21)	(0.25)	(0.12)	(0.20)
Total Distributions	(0.03)	(0.07)	(0.24)	(0.32)	(0.29)	(0.40)
Net Asset Value, End of Period	$10.96	$11.10	$11.12	$11.31	$11.53	$11.43

Total Return†	(1.04)%	0.42%	0.43%	0.91%	3.38%	4.19%

Ratios/Supplemental Data
Net Assets End of Period (000)	$423	$421	$724	$1,322	$1,083	$1,316
Ratio of Expenses to Average Net Assets	1.51%	1.51%	1.50	%(3)	1.53%	1.53%	1.53%
Ratio of Net Investment Income to Average Net Assets	0.46%	0.17%	0.21	%(3)	0.52%	1.40%	1.64%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.51%	1.51%	1.52%	1.53%	1.53%	1.53%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.46%	0.17%	0.19%	0.52%	1.40%	1.64%
Portfolio Turnover Rate	40%	47%	69%	83%	48%	80%

*	For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.17% and 0.02% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

Limited Maturity Bond Fund
Class I	Class A
2015	*	2015	2014	2013	2012	2011	2015	*	201	5	201	4	201	3	201	2	2011
Net Asset Value, Beginning of Period	$10.18	$10.20	$10.18	$10.19	$10.23	$10.20	$10.22	$10.26	$10.21	$10.22	$10.26	$10.23
Net Investment Income(1)	0.03	0.04	0.04	0.06	0.11	0.16	0.02	0.02	0.05	0.03	0.09	0.14
Realized and Unrealized Gain (Loss) on Investments	(0.04)	–	0.03	0.01	(0.02)	0.05	(0.05)	0.01	0.03	0.01	(0.02)	0.05
Total from Investment Operations	(0.01)	0.04	0.07	0.07	0.09	0.21	(0.03)	0.03	0.08	0.04	0.07	0.19
Contributions of Capital by Affiliate(1)	–	–	–	**(2)	–	–	**(3)	–	–	–	–	**(2)	–	–	**(3)	–
Dividends from Net Investment Income	(0.03)	(0.06)	(0.05)	(0.08)	(0.13)	(0.18)	(0.02)	(0.07)	(0.03)	(0.05)	(0.11)	(0.16)
Total Distributions	(0.03)	(0.06)	(0.05)	(0.08)	(0.13)	(0.18)	(0.02)	(0.07)	(0.03)	(0.05)	(0.11)	(0.16)
Net Asset Value, End of Period	$10.14	$10.18	$10.20	$10.18	$10.19	$10.23	$10.17	$10.22	$10.26	$10.21	$10.22	$10.26

Total Return†	(0.06)%	0.35%	0.71%	0.72%	0.88	%(3)	2.11%	(0.29)%	0.30%	0.81%	0.44%	0.67	%(3)	1.82%
Ratios/Supplemental Data
Net Assets End of Period (000)	$284,207	$321,337	$337,808	$323,255	$337,295	$314,884	$5,185	$5,736	$3,299	$3,924	$5,116	$7,356
Ratio of Expenses to Average Net Assets	0.48%	0.48%	0.49%	0.49%	0.48%	0.50%	0.75%	0.71%	0.35	%(4)	0.77%	0.69	%(5)	0.78%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.67%	0.44%	0.37%	0.54%	1.06%	1.57%	0.40%	0.17%	0.52	%(4)	0.32%	0.93	%(5)	1.37%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.48%	0.48%	0.49%	0.49%	0.48%	0.50%	0.75%	0.71%	0.69%	0.77%	0.76%	0.78%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.67%	0.44%	0.37%	0.54%	1.06%	1.57%	0.40%	0.17%	0.18%	0.32%	0.86%	1.37%
Portfolio Turnover Rate	28%	58%	68%	53%	77%	54%	28%	58%	68%	53%	77%	54%

Limited Maturity Bond Fund
Class C
201	5*	201	5	201	4	201	3	201	2	2011
Net Asset Value, Beginning of Period	$10.21	$10.23	$10.21	$10.22	$10.26	$10.23
Net Investment Income (Loss)(1)	–	**	(0.01)	(0.01)	(0.02)	0.01	0.07
Realized and Unrealized Gain (Loss) on Investments	(0.04)	(0.01)	0.03	0.01	(0.02)	0.04
Total from Investment Operations	(0.04)	(0.02)	0.02	(0.01)	(0.01)	0.11
Contributions of Capital by Affiliate(1)	–	–	–	**(2)	–	–	**(3)	–
Dividends from Net Investment Income	–	**	–	**	–	**	–	**	(0.03)	(0.08)
Total Distributions	–	**	–	**	–	**	–	**	(0.03)	(0.08)
Net Asset Value, End of Period	$10.17	$10.21	$10.23	$10.21	$10.22	$10.26

Total Return†	(0.39)%	(0.17)%	0.21%	(0.09)%	(0.12	)%(3)	1.10%
Ratios/Supplemental Data
Net Assets End of Period (000)	$605	$651	$1,288	$1,709	$2,326	$3,217
Ratio of Expenses to Average Net Assets	1.14%	1.09%	0.94	%(4)	1.30%	1.48%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.01%	(0.09)%	(0.06	)%(4)	(0.21)%	0.11%	0.68%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.48%	1.48%	1.44%	1.49%	1.48%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.33)%	(0.48)%	(0.56)%	(0.40)%	0.11%	0.68%
Portfolio Turnover Rate	28%	58%	68%	53%	77%	54%

*	For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.
(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of  the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. The payment had no impact on the total return of the Fund.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.34% and 0.05% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(5)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 5 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

Total Return Advantage Fund
Class I	Class A
2015*	2015	2014	2013	2012	2011	2015*	201	5	201	4	201	3	201	2	2011
Net Asset Value, Beginning of Period	$10.91	$10.97	$10.91	$10.88	$10.64	$ 10.36	$10.92	$10.97	$10.91	$10.89	$10.65	$10.36
Net Investment Income(1)	0.13	0.23	0.25	0.27	0.37	0.39	0.12	0.20	0.23	0.24	0.35	0.36
Realized and Unrealized Gain (Loss) on Investments	(0.28)	(0.04)	0.07	0.05	0.25	0.30	(0.29)	(0.03)	0.06	0.04	0.25	0.31
Total from Investment Operations	(0.15)	0.19	0.32	0.32	0.62	0.69	(0.17)	0.17	0.29	0.28	0.60	0.67
Contributions of Capital by Affiliate(1)	–	–	–	**(2)	–	–	**(3)	–	–	–	–	**(2)	–	–	**(3)	–
Dividends from Net Investment Income	(0.13)	(0.25)	(0.26)	(0.29)	(0.38)	(0.41)	(0.12)	(0.22)	(0.23)	(0.26)	(0.36)	(0.38)
Distributions from Net Realized Gains	–	–	––	–	–	–	–	–	–	–	–
Total Distributions	(0.13)	(0.25)	(0.26)	(0.29)	(0.38)	(0.41)	(0.12)	(0.22)	(0.23)	(0.26)	(0.36)	(0.38)
Net Asset Value, End of Period	$10.63	$10.91	$10.97	$10.91	$10.88	$ 10.64	$10.63	$10.92	$10.97	$10.91	$10.89	$10.65

Total Return†	(1.43)%	1.71%	2.99%	2.96%	5.92	%(3)	6.72%	(1.56)%	1.52%	2.71%	2.58%	5.70	%(3)	6.53%
Ratios/Supplemental Data
Net Assets End of Period (000)	$181,143	$191,272	$249,494	$266,378	$263,356	$247,780	$8,129	$4,053	$4,645	$5,439	$5,969	$7,038
Ratio of Expenses to Average Net Assets	0.56%	0.56%	0.56%	0.56%	0.56%	0.58%	0.83%	0.84%	0.81	%(4)	0.84%	0.76	%(5)	0.86%
Ratio of Net Investment Income to Average Net Assets	2.51%	2.08%	2.37%	2.43%	3.42%	3.71%	2.27%	1.80%	2.13	%(4)	2.17%	3.23	%(5)	3.43%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.57%	0.56%	0.56%	0.56%	0.56%	0.58%	0.85%	0.84%	0.84%	0.84%	0.84%	0.86%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.50%	2.08%	2.37%	2.43%	3.42%	3.71%	2.25%	1.80%	2.10%	2.17%	3.15%	3.43%
Portfolio Turnover Rate	23%	51%	59%	71%	44%	76%	23%	51%	59%	71%	44%	76%

Total Return Advantage Fund
Class C
2015*	201	5	201	4	201	3	201	2	2011
Net Asset Value, Beginning of Period	$10.94	$10.99	$10.94	$10.91	$10.67	$10.38
Net Investment Income(1)	0.08	0.12	0.15	0.14	0.26	0.28
Realized and Unrealized Gain (Loss) on Investments	(0.29)	(0.03)	0.05	0.07	0.25	0.31
Total from Investment Operations	(0.21)	0.09	0.20	0.21	0.51	0.59
Contributions of Capital by Affiliate(1)	–	–	–	**(2)	–	–	**(3)	–
Dividends from Net Investment Income	(0.08)	(0.14)	(0.15)	(0.18)	(0.27)	(0.30)
Distributions from Net Realized Gains	–	–	–	–	–	–
Total Distributions	(0.08)	(0.14)	(0.15)	(0.18)	(0.27)	(0.30)
Net Asset Value, End of Period	$10.65	$10.94	$10.99	$10.94	$10.91	$10.67

Total Return†	(1.91)%	0.80%	1.87%	1.94%	4.87	%(3)	5.76%
Ratios/Supplemental Data
Net Assets End of Period (000)	$986	$1,077	$1,042	$965	$616	$ 472
Ratio of Expenses to Average Net Assets	1.55%	1.55%	1.54	%(4)	1.56%	1.55%	1.58%
Ratio of Net Investment Income to Average Net Assets	1.52%	1.07%	1.38	%(4)	1.31%	2.41%	2.69%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.56%	1.55%	1.56%	1.56%	1.55%	1.58%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.51%	1.07%	1.36%	1.31%	2.41%	2.69%
Portfolio Turnover Rate	23%	51%	59%	71%	44%	76%

* For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.
**	Amount represents less than $0.005 per share.
(1)	Per share data calculated using average shares outstanding method.
(2)	During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.
(3)	During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. The payment had no impact on the total return of the Fund.
(4)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.03% and 0.02% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.
(5)	During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.08% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

Ultra Short Bond Fund
Class I	Class A
201	5*	201	5	201	4	201	3	201	2	2011	201	5*	201	5	201	4	201	3	201	2	2011
Net Asset Value, Beginning of Period	$9.94	$9.96	$9.97	$9.98	$10.01	$10.05	$9.95	$9.98	$9.98	$9.99	$10.03	$10.06

Net Investment Income (Loss)(1)	0.02	0.02	0.02	0.02	0.02	0.06	–	**	–	**	(0.01)	–	**	0.01	0.06
Realized and Unrealized Gain (Loss) on Investments	(0.02)	–	–	0.02	0.01	0.01	(0.01)	(0.02)	0.02	0.01	(0.01)	(0.01)

Total from Investment Operations	–	0.02	0.02	0.04	0.03	0.07	(0.01)	(0.02)	0.01	0.01	–	0.05

Dividends from Net Investment Income	(0.02)	(0.04)	(0.03)	(0.05)	(0.06)	(0.11)	–	**	(0.01)	(0.01)	(0.02)	(0.04)	(0.08)

Total Distributions	(0.02)	(0.04)	(0.03)	(0.05)	(0.06)	(0.11)	–	**	(0.01)	(0.01)	(0.02)	(0.04)	(0.08)

Net Asset Value, End of Period	$9.92	$9.94	$9.96	$9.97	$9.98	$10.01	$9.94	$9.95	$9.98	$9.98	$9.99	$10.03

Total Return†	(0.02)%	0.16%	0.24%	0.39%	0.26%	0.71%	(0.06)%	(0.20)%	0.06%	0.11%	(0.01)%	0.54%

Ratios/Supplemental Data
Net Assets End of Period (000)	$360,611	$407,537	$433,326	$404,709	$541,798	$515,482	$1,392	$1,554	$2,286	$3,735	$5,733	$8,233
Ratio of Expenses to Average Net Assets	0.33%	0.33%	0.34%	0.34%	0.34%	0.35%	0.61%	0.59%	0.61	%(2)	0.62%	0.50	%(3)	0.64%
Ratio of Net Investment Income to Average Net Assets	0.36%	0.20%	0.17%	0.23%	0.19%	0.59%	0.08%	0.00%	(0.06	)%(2)	(0.03)%	0.14	%(3)	0.62%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.33%	0.33%	0.34%	0.34%	0.34%	0.35%	0.61%	0.62%	0.62%	0.62%	0.62%	0.64%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.36%	0.20%	0.17%	0.23%	0.19%	0.59%	0.08%	(0.03)%	(0.07)%	(0.03)%	0.02%	0.62%
Portfolio Turnover Rate(4)	39%	90%	94%	93%	102%	68%	39%	90%	94%	93%	102%	68%

* For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

† Total return excludes sales charge.

** Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment had no impact to Class A ratios.

(3)	During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.12% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(4)	Due to its investment strategy, the Ultra Short Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 5 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Intermediate Tax Exempt Bond Fund
	Class I							Class A
	2015*	2015	2014		2013	2012	2011	2015*	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Period	$9.59	$9.89	$10.10		$10.25	$9.76	$9.81	$ 9.55	$9.88	$10.06		$10.21	$9.72		$9.84
Net Investment Income(1)	0.12	0.25	0.26		0.25	0.26	0.25	0.11	0.23	0.26		0.23	0.23		0.22
Realized and Unrealized Gain (Loss) on Investments	0.07	(0.02)	0.06		(0.07)	0.56	0.15	0.07	(0.03)	0.07		(0.07)	0.56		0.08
Total from Investment Operations	0.19	0.23	0.32		0.18	0.82	0.40	0.18	0.20	0.33		0.16	0.79		0.30
Contributions of Capital by Affiliate(1)	–	–	–**	(2)	–	–	–	–	–	–**	(2)	–	–		–
Dividends from Net Investment Income	(0.12)	(0.25)	(0.26)		(0.25)	(0.26)	(0.25)	(0.11)	(0.25)	(0.24)		(0.23)	(0.23)		(0.22)
Distributions from Net Realized Gains	–	(0.28)	(0.27)		(0.08)	(0.07)	(0.20)	–	(0.28)	(0.27)		(0.08)	(0.07)		(0.20)
Total Distributions	(0.12)	(0.53)	(0.53)		(0.33)	(0.33)	(0.45)	(0.11)	(0.53)	(0.51)		(0.31)	(0.30)		(0.42)
Net Asset Value, End of Period	$9.66	$9.59	$9.89		$10.10	$10.25	$9.76	$ 9.62	$9.55	$9.88		$10.06	$10.21		$9.72

Total Return†	2.02%	2.38%	3.38%		1.84%	8.49%	4.18%	1.90%	2.10%	3.47%		1.55%	8.28%		3.16%
Ratios/Supplemental Data
Net Assets End of Period (000)	$77,316	$75,621	$81,906		$127,046	$137,504	$132,330	$2,787	$2,823	$2,858		$3,092	$4,039		$5,270
Ratio of Expenses to Average Net Assets	0.53%	0.53%	0.53%		0.53%	0.53%	0.53%	0.78%	0.78%	0.48%	(3)	0.81%	0.75%	(4)	0.81%
Ratio of Net Investment Income to Average Net Assets	2.56%	2.55%	2.66%		2.48%	2.56%	2.57%	2.31%	2.30%	2.71%	(3)	2.21%	2.35%	(4)	2.29%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.63%	0.61%	0.58%		0.56%	0.55%	0.56%	0.88%	0.86%	0.81%		0.84%	0.83%		0.84%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.46%	2.47%	2.61%		2.45%	2.54%	2.54%	2.21%	2.22%	2.38%		2.18%	2.27%		2.26%
Portfolio Turnover Rate	7%	23%	27%		35%	19%	37%	7%	23%	27%		35%	19%		37%

	Intermediate Tax Exempt Bond Fund
	Class C
	2015*	2015	2014		2013	2012	2011
Net Asset Value, Beginning of Period	$9.46	$9.76	$9.97		$10.12	$9.63	$9.77
Net Investment Income(1)	0.07	0.15	0.16		0.15	0.15	0.15
Realized and Unrealized Gain (Loss) on Investments	0.06	(0.01)	0.06		(0.07)	0.56	0.06
Total from Investment Operations	0.13	0.14	0.22		0.08	0.71	0.21
Contributions of Capital by Affiliate(1)	–	–	–**	(2)	–	–	–
Dividends from Net Investment Income	(0.07)	(0.16)	(0.16)		(0.15)	(0.15)	(0.15)
Distributions from Net Realized Gains	–	(0.28)	(0.27)		(0.08)	(0.07)	(0.20)
Total Distributions	(0.07)	(0.44)	(0.43)		(0.23)	(0.22)	(0.35)
Net Asset Value, End of Period	$9.52	$9.46	$9.76		$9.97	$10.12	$9.63

Total Return†	1.43%	1.42%	2.37%		0.82%	7.49%	2.21%
Ratios/Supplemental Data
Net Assets End of Period (000)	$294	$392	$353		$521	$495	$293
Ratio of Expenses to Average Net Assets	1.50%	1.51%	1.52%	(3)	1.53%	1.53%	1.52%
Ratio of Net Investment Income to Average Net Assets	1.58%	1.56%	1.69%	(3)	1.48%	1.55%	1.56%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.60%	1.59%	1.59%		1.56%	1.54%	1.55%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.48%	1.48%	1.62%		1.45%	1.54%	1.53%
Portfolio Turnover Rate	7%	23%	27%		35%	19%	37%

*	For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.28% and 0.01% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.06% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

	Maryland Tax Exempt Bond Fund
	Class I							Class A
	2015*	2015	2014		2013	2012	2011	2015*	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Period	$11.06	$11.19	$11.41		$11.65	$11.27	$11.25	$11.05	$11.20	$11.41		$11.65	$11.27		$11.24
Net Investment Income(1)	0.14	0.29	0.31		0.31	0.32	0.32	0.12	0.26	0.30		0.28	0.29		0.29
Realized and Unrealized Gain (Loss) on Investments	0.05	(0.06)	(0.17)		(0.15)	0.48	0.02	0.05	(0.06)	(0.18)		(0.15)	0.48		0.03
Total from Investment Operations	0.19	0.23	0.14		0.16	0.80	0.34	0.17	0.20	0.12		0.13	0.77		0.32
Contributions of Capital by Affiliate(1)	–	–	–**	(2)	–	–	–	–	–	–**	(2)	–	–		–
Dividends from Net Investment Income	(0.14)	(0.29)	(0.31)		(0.31)	(0.32)	(0.32)	(0.12)	(0.28)	(0.28)		(0.28)	(0.29)		(0.29)
Distributions from Net Realized Gains	–	(0.07)	(0.05)		(0.09)	(0.10)	–	–	(0.07)	(0.05)		(0.09)	(0.10)		–
Total Distributions	(0.14)	(0.36)	(0.36)		(0.40)	(0.42)	(0.32)	(0.12)	(0.35)	(0.33)		(0.37)	(0.39)		(0.29)
Net Asset Value, End of Period	$11.11	$11.06	$11.19		$11.41	$11.65	$11.27	$11.10	$11.05	$11.20		$11.41	$11.65		$11.27

Total Return†	1.71%	2.09%	1.31%		1.35%	7.23%	3.08%	1.57%	1.83%	1.18%		1.06%	6.96%		2.88%
Ratios/Supplemental Data
Net Assets End of Period (000)	$48,719	$50,336	$55,118		$66,494	$73,197	$71,256	$ 208	$306	$555		$677	$832		$725
Ratio of Expenses to Average Net Assets	0.53%	0.53%	0.53%		0.53%	0.53%	0.53%	0.81%	0.80%	0.63%	(3)	0.81%	0.78%	(4)	0.81%
Ratio of Net Investment Income to Average Net Assets	2.50%	2.59%	2.78%		2.68%	2.79%	2.86%	2.22%	2.31%	2.68%	(3)	2.39%	2.54%	(4)	2.57%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.65%	0.61%	0.57%		0.56%	0.55%	0.56%	0.92%	0.88%	0.80%		0.84%	0.83%		0.84%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.38%	2.51%	2.74%		2.65%	2.77%	2.83%	2.11%	2.23%	2.51%		2.36%	2.49%		2.54%
Portfolio Turnover Rate	0%	9%	4%		14%	21%	19%	0%	9%	4%		14%	21%		19%

	Maryland Tax Exempt Bond Fund
	Class C
	2015*	2015	2014		2013	2012	2011
Net Asset Value, Beginning of Period	$11.06	$11.19	$11.40		$11.65	$11.27	$11.25
Net Investment Income(1)	0.08	0.18	0.21		0.19	0.20	0.21
Realized and Unrealized Gain (Loss) on Investments	0.04	(0.05)	(0.17)		(0.16)	0.48	0.02
Total from Investment Operations	0.12	0.13	0.04		0.03	0.68	0.23
Contributions of Capital by Affiliate(1)	–	–	–**	(2)	–	–	–
Dividends from Net Investment Income	(0.08)	(0.19)	(0.20)		(0.19)	(0.20)	(0.21)
Distributions from Net Realized Gains	–	(0.07)	(0.05)		(0.09)	(0.10)	–
Total Distributions	(0.08)	(0.26)	(0.25)		(0.28)	(0.30)	(0.21)
Net Asset Value, End of Period	$11.10	$11.06	$11.19		$11.40	$11.65	$11.27

Total Return†	1.12%	1.17%	0.44%		0.23%	6.08%	2.07%
Ratios/Supplemental Data
Net Assets End of Period (000)	$ 22	$ 56	$ 55		$ 54	$ 1	$ 1
Ratio of Expenses to Average Net Assets	1.50%	1.51%	1.42%	(3)	1.50%	1.51%	1.48%
Ratio of Net Investment Income to Average Net Assets	1.50%	1.60%	1.89%	(3)	1.65%	1.71%	1.88%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.60%	1.59%	1.53%		1.54%	1.51%	1.50%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.40%	1.52%	1.78%		1.61%	1.71%	1.86%
Portfolio Turnover Rate	0%	9%	4%		14%	21%	19%

*	For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.13% and 0.07% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.03% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 5 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Ohio Intermediate Tax Exempt Bond Fund
	Class I							Class A
	2015*	2015	2014		2013	2012	2011	2015*	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Period	$10.88	$11.13	$11.39		$11.70	$11.34	$11.40	$10.85	$11.10	$11.35		$11.66	$11.31		$11.36
Net Investment Income(1)	0.12	0.28	0.32		0.34	0.35	0.36	0.11	0.25	0.29		0.31	0.33		0.33
Realized and Unrealized Gain (Loss) on Investments	0.09	(0.10)	(0.11)		(0.17)	0.57	0.07	0.09	(0.10)	(0.10)		(0.17)	0.56		0.08
Total from Investment Operations	0.21	0.18	0.21		0.17	0.92	0.43	0.20	0.15	0.19		0.14	0.89		0.41
Contributions of Capital by Affiliate(1)	–	–	–**	(2)	–	–	–	–	–	–**	(2)	–	–		–
Dividends from Net Investment Income	(0.12)	(0.28)	(0.32)		(0.34)	(0.35)	(0.36)	(0.11)	(0.25)	(0.29)		(0.31)	(0.33)		(0.33)
Distributions from Net Realized Gains	–	(0.15)	(0.15)		(0.14)	(0.21)	(0.13)	–	(0.15)	(0.15)		(0.14)	(0.21)		(0.13)
Total Distributions	(0.12)	(0.43)	(0.47)		(0.48)	(0.56)	(0.49)	(0.11)	(0.40)	(0.44)		(0.45)	(0.54)		(0.46)
Net Asset Value, End of Period	$10.97	$10.88	$11.13		$11.39	$11.70	$11.34	$10.94	$10.85	$11.10		$11.35	$11.66		$11.31

Total Return†	1.99%	1.58%	2.01%		1.47%	8.29%	3.85%	1.85%	1.36%	1.82%		1.18%	7.98%		3.66%
Ratios/Supplemental Data
Net Assets End of Period (000)	$41,778	$44,480	$56,863		$76,086	$82,881	$86,010	$ 4,198	$4,515	$5,294		$6,567	$7,843		$9,887
Ratio of Expenses to Average Net Assets	0.67%	0.61%	0.58%		0.56%	0.55%	0.55%	0.95%	0.90%	0.80%	(3)	0.84%	0.76%	(4)	0.83%
Ratio of Net Investment Income to Average Net Assets	2.29%	2.53%	2.90%		2.93%	3.03%	3.17%	2.01%	2.27%	2.67%	(3)	2.65%	2.83%	(4)	2.89%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.67%	0.61%	0.58%		0.56%	0.55%	0.55%	0.95%	0.90%	0.85%		0.84%	0.83%		0.83%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.29%	2.53%	2.90%		2.93%	3.03%	3.17%	2.01%	2.27%	2.62%		2.65%	2.76%		2.89%
Portfolio Turnover Rate	8%	15%	11%		15%	14%	14%	8%	15%	11%		15%	14%		14%

	Ohio Intermediate Tax Exempt Bond Fund
	Class C
	2015*	2015	2014		2013	2012	2011
Net Asset Value, Beginning of Period	$10.82	$11.06	$11.32		$11.63	$11.28	$11.35
Net Investment Income(1)	0.07	0.18	0.21		0.22	0.23	0.24
Realized and Unrealized Gain (Loss) on Investments	0.09	(0.10)	(0.11)		(0.17)	0.56	0.06
Total from Investment Operations	0.16	0.08	0.10		0.05	0.79	0.30
Contributions of Capital by Affiliate(1)	–	–	–**	(2)	–	–	–
Dividends from Net Investment Income	(0.07)	(0.17)	(0.21)		(0.22)	(0.23)	(0.24)
Distributions from Net Realized Gains	–	(0.15)	(0.15)		(0.14)	(0.21)	(0.13)
Total Distributions	(0.07)	(0.32)	(0.36)		(0.36)	(0.44)	(0.37)
Net Asset Value, End of Period	$10.91	$10.82	$11.06		$11.32	$11.63	$11.28

Total Return†	1.48%	0.66%	0.99%		0.45%	7.16%	2.73%
Ratios/Supplemental Data
Net Assets End of Period (000)	$ 465	$ 458	$ 459		$ 620	$ 692	$ 1,009
Ratio of Expenses to Average Net Assets	1.67%	1.63%	1.58%		1.56%	1.55%	1.55%
Ratio of Net Investment Income to Average Net Assets	1.29%	1.59%	1.90%		1.94%	2.04%	2.17%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.67%	1.63%	1.58%		1.56%	1.55%	1.55%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.29%	1.59%	1.90%		1.94%	2.04%	2.17%
Portfolio Turnover Rate	8%	15%	11%		15%	14%	14%

*	For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.05% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

	Tax Exempt Limited Maturity Bond Fund
	Class I						Class A
	2015*	2015	2014	2013	2012	2011	2015*	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.39	$10.50	$10.52	$10.64	$10.44	$10.39	$10.39	$10.50	$10.53	$10.64	$10.45	$10.39
Net Investment Income(1)	0.08	0.16	0.15	0.17	0.19	0.20	0.06	0.13	0.12	0.14	0.17	0.17
Realized and Unrealized Gain (Loss) on Investments	0.04	(0.11)	–**	(0.10)	0.20	0.05	0.04	(0.11)	(0.01)	(0.09)	0.19	0.06
Total from Investment Operations	0.12	0.05	0.15	0.07	0.39	0.25	0.10	0.02	0.11	0.05	0.36	0.23
Contributions of Capital by Affiliate(1)	–	–	–**(2)	–	–	–	–	–	–**(2)	–	–	–
Dividends from Net Investment Income	(0.08)	(0.16)	(0.15)	(0.17)	(0.19)	(0.20)	(0.06)	(0.13)	(0.12)	(0.14)	(0.17)	(0.17)
Distributions from Net Realized Gains	–	–	(0.02)	(0.02)	–	–	–	–	(0.02)	(0.02)	–	–
Total Distributions	(0.08)	(0.16)	(0.17)	(0.19)	(0.19)	(0.20)	(0.06)	(0.13)	(0.14)	(0.16)	(0.17)	(0.17)
Net Asset Value, End of Period	$10.43	$10.39	$10.50	$10.52	$10.64	$10.44	$10.43	$10.39	$10.50	$10.53	$10.64	$10.45

Total Return†	1.15%	0.46%	1.47%	0.67%	3.78%	2.40%	1.01%	0.19%	1.12%	0.49%	3.45%	2.21%
Ratios/Supplemental Data
Net Assets End of Period (000)	$128,823	$133,081	$144,797	$145,668	$140,442	$128,926	$232	$452	$470	$541	$526	$522
Ratio of Expenses to Average Net Assets	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.80%	0.81%	0.80%(3)	0.81%	0.76%(4)	0.81%
Ratio of Net Investment Income to Average Net Assets	1.51%	1.50%	1.42%	1.60%	1.81%	1.89%	1.24%	1.23%	1.19%(3)	1.32%	1.59%(4)	1.61%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.56%	0.55%	0.54%	0.55%	0.53%	0.55%	0.83%	0.83%	0.83%	0.83%	0.82%	0.83%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.48%	1.48%	1.41%	1.58%	1.81%	1.87%	1.21%	1.21%	1.16%	1.30%	1.53%	1.59%
Portfolio Turnover Rate	9%	36%	48%	51%	19%	43%	9%	36%	48%	51%	19%	43%

* For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

† Total return excludes sales charge.

** Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)	During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.01% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(4)	During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.05% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 8.7%
Automotive — 5.1%
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	$375	$373
Ford Credit Auto Owner Trust,
Series 2014-C, Cl A3
1.060%, 05/15/19	470	469
Ford Credit Auto Owner Trust,
Series 2015-A, Cl A2A
0.810%, 01/15/18	216	216
Honda Auto Receivables Owner Trust,
Series 2015-4, Cl A3
1.230%, 09/23/19	305	304
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A2
0.680%, 10/16/17	341	340
Hyundai Auto Receivables Trust,
Series 2015-B, Cl A2A
0.690%, 04/16/18	627	626
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	775	774
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A3
1.340%, 03/16/20	760	757
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	405	402

		4,261

Credit Cards — 2.9%
American Express Credit Account Master Trust,
Series 2014-2, Cl A
1.260%, 01/15/20	505	505
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	905	903
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	365	366
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	595	593

		2,367

Equipment — 0.4%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	340	340

Utilities — 0.3%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	250	254

Total Asset-Backed Securities (Cost $7,233)		7,222

	Par (000)	Value (000)
CORPORATE BONDS — 33.0%
Aerospace — 0.6%
Lockheed Martin
3.800%, 03/01/45	$350	$311
United Technologies
4.500%, 06/01/42	225	229

		540

Automotive — 0.9%
General Motors Financial
3.200%, 07/13/20	250	247
Toyota Motor Credit (MTN)
3.400%, 09/15/21	270	282
Volkswagen Group of America Finance LLC
0.748%, 05/23/17 (A) 144A	200	192

		721

Cable — 2.4%
21st Century Fox America
8.450%, 08/01/34	265	365
CBS
4.000%, 01/15/26	230	228
DIRECTV Holdings LLC
4.600%, 02/15/21	350	376
4.450%, 04/01/24	35	36
Discovery Communications LLC
3.250%, 04/01/23	440	410
Scripps Networks Interactive
2.800%, 06/15/20	250	245
Time Warner Cable
4.500%, 09/15/42	410	334

		1,994

Consumer Discretionary — 0.7%
Carnival
3.950%, 10/15/20	230	243
Hasbro
6.300%, 09/15/17	319	343

		586

Consumer Services — 0.3%
Automatic Data Processing
3.375%, 09/15/25	240	246

Consumer Staples — 0.3%
Procter & Gamble
5.550%, 03/05/37	200	244

Energy — 4.7%
Boardwalk Pipelines LP
3.375%, 02/01/23	173	148
BP Capital Markets PLC
3.245%, 05/06/22	205	207
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/24	200	205
ConocoPhillips
6.500%, 02/01/39	245	293
Continental Resources
5.000%, 09/15/22	460	404
Energy Transfer Partners LP
6.125%, 12/15/45	200	173
4.050%, 03/15/25	210	180

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
EQT
5.150%, 03/01/18	$125	$131
4.875%, 11/15/21	245	246
Kinder Morgan Energy Partners LP
6.500%, 04/01/20	156	165
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	322	292
Petroleos Mexicanos
6.000%, 03/05/20	220	237
Phillips 66
4.650%, 11/15/34	235	233
Rowan
4.750%, 01/15/24#	440	341
Shell International Finance BV
4.125%, 05/11/35	200	198
Southwestern Energy
4.100%, 03/15/22	320	247
Williams Partners LP
4.125%, 11/15/20	225	217

		3,917

Financials — 7.5%
American Express Credit (GMTN)
2.250%, 08/15/19	335	336
Bank of America (MTN)
4.200%, 08/26/24	465	470
4.000%, 04/01/24	275	284
BankUnited
4.875%, 11/17/25	165	164
BBVA Bancomer SA
4.375%, 04/10/24 144A	250	251
Capital One Financial
4.200%, 10/29/25	100	100
2.450%, 04/24/19	475	479
Citigroup
6.125%, 11/21/17	510	554
4.450%, 09/29/27	110	110
Credit Suisse Group Funding Guernsey
3.750%, 03/26/25 144A	300	293
Deutsche Bank AG
2.950%, 08/20/20	315	316
Goldman Sachs Group
5.750%, 01/24/22	200	229
JPMorgan Chase
4.625%, 05/10/21	420	459
3.375%, 05/01/23	280	278
Lloyds Bank PLC
1.750%, 05/14/18	325	325
Morgan Stanley
4.875%, 11/01/22	260	281
4.750%, 03/22/17	260	271
Royal Bank of Canada
1.200%, 09/19/17	235	234
Santander UK Group Holdings PLC
2.875%, 10/16/20	110	110
Wells Fargo
5.900%, 12/29/49 (A)	230	234
Wells Fargo (GMTN)
4.300%, 07/22/27	215	221

	Par (000)	Value (000)

Wells Fargo (MTN)
3.300%, 09/09/24	$200	$199

		6,198

Food, Beverage & Tobacco — 0.9%
Anheuser-Busch InBev Finance
3.700%, 02/01/24	230	235
Diageo Capital PLC
2.625%, 04/29/23	275	268
Kraft Heinz Foods
5.200%, 07/15/45 144A	200	210

		713

Healthcare — 2.4%
Actavis Funding SCS
3.450%, 03/15/22	465	470
Amgen
4.400%, 05/01/45	370	345
Gilead Sciences
3.700%, 04/01/24	380	391
Johnson & Johnson
5.950%, 08/15/37	218	282
Novartis Capital
3.700%, 09/21/42	250	239
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	260	263

		1,990

Industrials — 0.8%
Avnet
5.875%, 06/15/20	200	216
General Electric
4.125%, 10/09/42	420	411

		627

Insurance — 1.5%
ACE INA Holdings
2.875%, 11/03/22	125	124
Assurant
2.500%, 03/15/18	235	237
Berkshire Hathaway Finance
4.250%, 01/15/21	215	236
MetLife
6.400%, 12/15/36	210	231
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	190	195
XLIT
2.300%, 12/15/18	225	226

		1,249

Materials — 1.2%
Allegheny Technologies
7.625%, 08/15/23	235	189
ArcelorMittal
8.000%, 10/15/39	240	181
Cytec Industries
3.950%, 05/01/25	240	232
Freeport-McMoRan
3.550%, 03/01/22	530	366

		968

See Notes to Financial Statements.

P N C  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Real Estate Investment Trusts — 2.0%
American Campus Communities Operating
Partnership LP
4.125%, 07/01/24	$105	$105
3.750%, 04/15/23	290	285
Brixmor Operating Partnership LP REIT
3.850%, 02/01/25	235	230
Digital Realty Trust LP
5.250%, 03/15/21	410	443
Host Hotels & Resorts LP
3.750%, 10/15/23	270	260
Realty Income
3.250%, 10/15/22	380	369

		1,692

Retail — 2.1%
Amazon.com
3.300%, 12/05/21	200	207
CVS Health
4.875%, 07/20/35	260	272
eBay
2.600%, 07/15/22	200	187
Priceline Group
3.650%, 03/15/25	245	240
Walgreens Boots Alliance
3.800%, 11/18/24	235	231
Wal-Mart Stores
5.250%, 09/01/35	530	609

		1,746

Technology — 2.0%
Apple
3.850%, 05/04/43	445	414
Intel
3.100%, 07/29/22	225	231
KLA-Tencor
4.125%, 11/01/21	400	404
Oracle
4.300%, 07/08/34	210	211
QUALCOMM
3.000%, 05/20/22	420	407

		1,667

Telecommunications — 0.9%
AT&T
6.300%, 01/15/38	80	89
4.500%, 05/15/35	105	99
GTE
6.940%, 04/15/28	435	518

		706

Transportation — 0.8%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	220	216
ERAC USA Finance LLC
5.625%, 03/15/42 144A	200	215
FedEx
3.900%, 02/01/35	250	230

		661

Par (000)		Value (000)

Utilities — 1.0%
Berkshire Hathaway Energy
6.125%, 04/01/36	$182	$216
Exelon Generation LLC
4.000%, 10/01/20	227	235
Florida Power & Light
4.050%, 10/01/44	175	174
Puget Sound Energy
5.757%, 10/01/39	202	243

		868

Total Corporate Bonds (Cost $27,473)		27,333

MUNICIPAL BOND — 0.5%
Texas — 0.5%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	320	379

Total Municipal Bond (Cost $328)		379

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 26.8%
Federal Home Loan Mortgage Corporation — 2.3%
9.500%, 10/01/20	6	6
8.500%, 09/01/16 (B)	–	–
8.000%, 07/01/25	21	25
7.500%, 09/01/30 (B)	–	–
6.000%, 09/01/19	6	7
5.500%, 06/01/33 (B)	–	–
4.500%, 07/01/40	669	723
3.500%, 06/01/42	729	756
3.000%, 12/01/42	364	366
2.515%, 01/01/36 (A)	6	6
2.378%, 12/01/36 (A)	6	7

		1,896

Federal National Mortgage Association — 21.5%
8.000%, 03/01/31	1	1
6.000%, 09/01/37	2	3
5.500%, 05/01/35	226	255
5.500%, 03/01/36	24	27
5.000%, 03/01/40	568	631
4.500%, 10/01/39	1,107	1,198
4.500%, 03/01/40	301	326
4.500%, 04/01/40	495	542
4.500%, 07/01/40	28	31
4.500%, 04/01/41	365	395
4.000%, 09/01/39	18	20
4.000%, 11/01/40	804	854
4.000%, 01/01/41	937	1,001
4.000%, 02/01/41	617	656
4.000%, 11/01/41	32	34
4.000%, 12/01/41	525	558
4.000%, 07/01/42	615	655
3.500%, 01/01/28	395	416
3.500%, 09/01/29	424	446
3.500%, 11/01/29	438	461
3.500%, 03/01/41	847	879
3.500%, 07/01/42	638	663
3.500%, 08/01/42	664	690
3.500%, 10/01/42	994	1,032

See Notes to Financial Statements.

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
3.500%, 11/01/42	$56	$59
3.500%, 02/01/43	971	1,010
3.000%, 06/01/27	504	523
3.000%, 11/01/27	648	674
3.000%, 04/01/43	1,285	1,294
3.000%, 06/01/43	1,183	1,191
2.500%, 11/01/27	1,227	1,252
2.162%, 08/01/35 (A)	3	4

		17,781

Government National Mortgage Association — 3.0%
8.500%, 11/15/21	21	21
8.500%, 07/15/22	4	5
8.250%, 04/20/17	1	1
4.500%, 10/20/45	748	805
4.000%, 09/15/41	798	848
3.500%, 12/20/42	807	845

		2,525

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $21,697)		22,202

U.S. TREASURY OBLIGATIONS — 29.2%
U.S. Treasury Bonds — 4.5%
4.500%, 02/15/36	1,911	2,464
3.750%, 08/15/41	800	923
3.125%, 08/15/44	320	329

		3,716

U.S. Treasury Inflationary Index Bond (TIP) — 1.1%
0.250%, 01/15/25	969	935

U.S. Treasury Notes — 23.6%
3.000%, 09/30/16	620	632
1.750%, 10/31/20	910	913
1.625%, 07/31/19	600	604
1.625%, 12/31/19	1,550	1,557
1.625%, 08/15/22	1,930	1,886
1.500%, 08/31/18	300	303
1.250%, 01/31/19	130	130
1.250%, 10/31/19	1,715	1,701
0.750%, 03/31/18	1,085	1,077
0.625%, 11/15/16	405	405
0.375%, 01/15/16	5,890	5,891
0.375%, 03/15/16	1,000	1,000
0.250%, 12/15/15	155	155
0.250%, 02/29/16	3,315	3,315

		19,569

Total U.S. Treasury Obligations (Cost $24,124)		24,220

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.051%† (C)	1,223,166	$1,223

Total Money Market Fund (Cost $1,223)		1,223

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.7% (Cost $82,078)		82,579

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.4%
Money Market Fund — 0.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (C)	356,290	356

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $356)‡		356

TOTAL INVESTMENTS — 100.1% (Cost $82,434)*		82,935

Other Assets & Liabilities – (0.1)%		(105)

TOTAL NET ASSETS — 100.0%		$82,830

*	Aggregate cost for Federal income tax purposes is (000) $82,551.

Gross unrealized appreciation (000)	$1,340
Gross unrealized depreciation (000)	(956)
Net unrealized appreciation (000)	$384

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $337 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2015.
(B)	Par and Value are less than $500.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $1,356 (000) and represents 1.6% of net assets as of November 30, 2015.

See Notes to Financial Statements.

P N C  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$7,222	$–	$7,222

Corporate Bonds	–	27,333	–	27,333

Money Market Fund	1,223	–	–	1,223

Municipal Bond	–	379	–	379

Short-Term Investment Purchased with Collateral From Securities Loaned	356	–	–	356

U.S. Government Agency Mortgage-Backed Obligations	–	22,202	–	22,202

U.S. Treasury Obligations	–	24,220	–	24,220

Total Assets - Investments in Securities	$1,579	$81,356	$–	$82,935

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2015, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$356	$–	$356

Total Liabilities - Collateral Received for Loaned Securities	$–	$356	$–	$356

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C  G o v e r n m e n t  M o r t g a g e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 91.0%
Federal Home Loan Mortgage Corporation — 9.8%
9.000%, 04/01/16 to 09/01/20	$6	$6
8.500%, 11/01/18 to 01/01/22	9	10
8.000%, 02/01/17 to 03/01/22	5	6
7.000%, 05/01/31	10	10
6.000%, 10/01/32	121	139
5.500%, 03/01/28	77	87
4.500%, 03/01/40 to 07/01/40	1,290	1,407
4.000%, 09/01/40 to 01/01/41	843	895
3.500%, 06/01/42 to 12/01/42	2,131	2,212
3.000%, 04/01/43	459	461

		5,233

Federal National Mortgage Association — 66.4%
10.000%, 06/01/21	2	2
9.000%, 02/01/17 to 10/01/19	2	3
8.500%, 11/01/21 to 09/01/23	5	5
8.000%, 02/01/23 to 03/01/23	3	4
7.500%, 09/01/22 to 07/01/31	79	95
7.000%, 12/01/15 to 09/01/31	36	38
6.500%, 04/01/16 to 02/01/38	440	504
6.000%, 01/01/37	572	654
5.500%, 12/01/18 to 01/01/35	1,318	1,479
5.000%, 10/01/35 to 10/01/39	1,536	1,710
4.500%, 06/01/20 to 09/01/43	3,996	4,349
4.000%, 07/01/25 to 12/01/42	6,945	7,386
3.500%, 08/01/26 to 05/01/45	10,175	10,581
3.000%, 04/01/27 to 08/01/43	6,384	6,502
2.500%, 09/01/27 to 04/01/28	2,184	2,226

		35,538

Government National Mortgage Association — 14.8%
9.250%, 12/20/16 to 05/15/21	17	18
9.000%, 06/15/16 to 11/15/24	42	46
8.750%, 12/15/16	8	8
8.500%, 02/15/17 to 09/15/24	54	57
8.000%, 04/15/17 to 04/15/30	118	129
7.500%, 05/15/22 to 09/20/30	223	241
7.000%, 03/15/23 to 07/15/31	337	379
5.000%, 10/15/39	1,025	1,139
4.500%, 03/15/39 to 10/20/45	1,650	1,793
4.000%, 09/15/39 to 10/20/44	2,309	2,455
3.500%, 06/20/42 to 01/20/43	1,570	1,642

		7,907

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $47,658)		48,678

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 6.8%
U.S. Treasury Notes — 6.8%
0.750%, 02/28/18	$3,110	$3,090
0.750%, 10/31/17	545	543
		3,633

Total U.S. Treasury Obligations (Cost $3,649)		3,633

COLLATERALIZED MORTGAGE OBLIGATION — 0.1%
Freddie Mac, Series 1273, Cl Z 7.500%, 05/15/22	19	21

Total Collateralized Mortgage Obligation (Cost $19)		21

	Number of Shares
MONEY MARKET FUND — 2.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.051%† (A)	1,299,207	1,299

Total Money Market Fund (Cost $1,299)		1,299

TOTAL INVESTMENTS — 100.3% (Cost $52,625)*		53,631

Other Assets & Liabilities – (0.3)%		(150)

TOTAL NET ASSETS — 100.0%		$53,481

*	Aggregate cost for Federal income tax purposes is (000) $52,625.

Gross unrealized appreciation (000)	$1,366
Gross unrealized depreciation (000)	(360)
Net unrealized appreciation (000)	$1,006

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

P N C  G o v e r n m e n t  M o r t g a g  e  F u n d

S C H E D U L E  OF  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 5  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Collateralized Mortgage Obligation	$–	$21	$–	$21

Money Market Fund	1,299	–	–	1,299

U.S. Government Agency Mortgage-Backed Obligations	–	48,678	–	48,678

U.S. Treasury Obligations	–	3,633	–	3,633

Total Assets - Investments in Securities	$1,299	$52,332	$–	$53,631

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C  H i g h  Y i e l d  B o n d  F  u n d

S C H E D U L E  O F  I N V E S T M E N T  S

N o v e m b e r  3 0,  2 0 1 5 ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — 91.6%
Aerospace — 2.8%
Spirit AeroSystems
6.750%, 12/15/20	$423	$438

Automotive — 0.0%
General Motors Escrow Bond
8.375%, 07/15/33* (A) (B) (C)	405	–

Cable — 14.0%
AMC Networks
7.750%, 07/15/21	513	546
Belo
7.750%, 06/01/27	450	483
Cable One
5.750%, 06/15/22 144A	400	401
CSC Holdings LLC
8.625%, 02/15/19	325	350
Sinclair Television Group
6.375%, 11/01/21	400	414

		2,194

Consumer Services — 20.0%
Avon Products
6.750%, 03/15/23	300	200
5.750%, 03/01/18	150	127
Cedar Fair LP
5.250%, 03/15/21	275	282
DreamWorks Animation SKG
6.875%, 08/15/20 144A	350	346
FelCor Lodging LP
5.625%, 03/01/23	110	114
Graham Holdings
7.250%, 02/01/19	75	81
H&E Equipment Services
7.000%, 09/01/22	208	209
Live Nation Entertainment
7.000%, 09/01/20 144A	300	315
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	455	442
Royal Caribbean Cruises
7.500%, 10/15/27	507	586
Sotheby’s
5.250%, 10/01/22 144A	450	432

		3,134

Energy — 16.8%
Chesapeake Energy
7.250%, 12/15/18#	450	268
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	540	302
Denbury Resources
5.500%, 05/01/22	425	264
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/23	500	405
Global Marine
7.000%, 06/01/28	500	275
Kinder Morgan (GMTN)
7.750%, 01/15/32	337	328
McDermott International
8.000%, 05/01/21 144A	425	356
Peabody Energy
6.500%, 09/15/20	625	95

	Par (000)	Value (000)

PHI
5.250%, 03/15/19	$400	$341

		2,634

Financials — 2.2%
JPMorgan Chase
7.900%, 04/29/49 (D)	175	180
Wells Fargo
7.980%, 03/29/49 (D)	150	158

		338

Healthcare — 3.4%
DaVita HealthCare Partners
5.750%, 08/15/22	240	249
Select Medical
6.375%, 06/01/21	350	282

		531

Industrials — 20.4%
Bombardier
7.750%, 03/15/20 144A	500	442
Crown Cork & Seal
7.375%, 12/15/26	112	122
Erickson
8.250%, 05/01/20#	566	354
K. Hovnanian Enterprises
7.250%, 10/15/20 144A	350	311
KLX
5.875%, 12/01/22 144A	475	461
Masco
7.750%, 08/01/29	362	401
Owens-Brockway Glass Container
6.375%, 08/15/25 144A	225	234
PulteGroup
7.875%, 06/15/32	398	458
USG
7.875%, 03/30/20 144A	385	404

		3,187

Materials — 4.4%
ArcelorMittal
10.850%, 06/01/19	375	397
Eldorado Gold
6.125%, 12/15/20 144A	310	286

		683

Retail — 3.6%
Hanesbrands
6.375%, 12/15/20	275	284
Sally Holdings LLC
6.875%, 11/15/19	275	285

		569

Telecommunications — 4.0%
DigitalGlobe
5.250%, 02/01/21 144A	369	314

See Notes to Financial Statements.

P N C  H i g h  Y i e l d  B o n d  F u n  d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 5 ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Telecommunications — continued
SBA Telecommunications
5.750%, 07/15/20	$300	$313

		627

Total Corporate Bonds (Cost $16,541)		14,335

	Number of Shares
COMMON STOCKS — 1.3%
Automotive — 0.5%
General Motors	1,780	64
Motors Liquidation GUC Trust*	413	6

		70

Consumer Discretionary — 0.8%
Houghton Mifflin Harcourt*	6,325	125

Total Common Stocks (Cost $170)		195

WARRANTS — 0.0%
Automotive — 0.0%
General Motors, Cl A*	43	1
General Motors, Cl B*	43	1

Total Warrants (Cost $1)		2

MONEY MARKET FUND — 5.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.051%† (E)	850,242	850

Total Money Market Fund (Cost $850)		850

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 98.3% (Cost $17,562)		15,382

	Number of Shares	Value (000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.3%
Money Market Fund — 2.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (E)	360,988	$361

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $361)‡		361

TOTAL INVESTMENTS — 100.6% (Cost $17,923)**		15,743

Other Assets & Liabilities – (0.6)%		(101)

TOTAL NET ASSETS — 100.0%		$15,642

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $17,926.

Gross unrealized appreciation (000)	$260
Gross unrealized depreciation (000)	(2,443)

Net unrealized depreciation (000)	$(2,183)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $344 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Security fair valued using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of November 30, 2015.
(C)	Security in default.
(D)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2015.
(E)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $4,744 (000) and represents 30.3% of net assets as of November 30, 2015.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$195	$–	$–	$195

Corporate Bonds	–	14,335	–	14,335

Money Market Fund	850	–	–	850

Warrants	2	–	–	2

Short-Term Investment Purchased with Collateral From Securities Loaned	361	–	–	361

Total Assets - Investments in Securities	$1,408	$14,335	$–	$15,743

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2015, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$361	$–	$361

Total Liabilities - Collateral Received for Loaned Securities	$–	$361	$–	$361

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 15.2%
Automotive — 6.7%
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	$3,000	$2,986
Ford Credit Auto Owner Trust,
Series 2014-C, Cl A3
1.060%, 05/15/19	2,985	2,981
Ford Credit Auto Owner Trust,
Series 2015-A, Cl A3
1.280%, 09/15/19	1,125	1,126
Honda Auto Receivables Owner Trust,
Series 2013-3, Cl A3
0.770%, 05/15/17	246	246
Honda Auto Receivables Owner Trust,
Series 2015-1, Cl A3
1.050%, 10/15/18	790	789
Honda Auto Receivables Owner Trust,
Series 2015-4, Cl A3
1.230%, 09/23/19	640	637
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A3
0.710%, 09/15/17	441	441
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A4
1.010%, 02/15/19	2,480	2,480
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A3
1.050%, 04/15/19	1,165	1,161
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	2,475	2,472
Nissan Auto Receivables Owner Trust,
Series 2015-C Cl A3
1.370%, 05/15/20	1,175	1,171
Toyota Auto Receivables Owner Trust,
Series 2015-C, Cl A3
1.340%, 06/17/19	2,590	2,591
Toyota Auto Receivables Owner Trust,
Series 2013-B Cl A3
0.890%, 07/17/17	10	10
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	1,654	1,641
Volkswagen Auto Loan Enhanced Trust,
Series 2013-1, Cl A3
0.560%, 08/21/17	550	549

		21,281

Credit Cards — 6.9%
American Express Credit Account Master Trust,
Series 2014-3, Cl A
1.490%, 04/15/20	3,295	3,306
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	1,655	1,651
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	2,590	2,596
Capital One Multi-Asset Execution Trust,
Series 2015-A1, Cl A1

	Par (000)	Value (000)

1.390%, 01/15/21	$2,610	$2,602
Chase Issuance Trust,
Series 2015-A2, Cl A2
1.590%, 02/18/20	4,225	4,236
Citibank Credit Card Issuance Trust,
Series 2013-A3, Cl A3
1.110%, 07/23/18	1,405	1,407
Citibank Credit Card Issuance Trust,
Series 2014-A2, Cl A2
1.020%, 02/22/19	2,000	2,000
Discover Card Execution Note Trust,
Series 2013-A2, Cl A2
0.690%, 08/15/18	1,540	1,540
Synchrony Credit Card Master Note Trust,
Series 2012-2, Cl A
2.220%, 01/15/22	850	856
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,825	1,819

		22,013

Equipment — 0.5%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	1,753	1,752

Financials — 0.9%
GS Mortgage Securities Trust,
Series 2011-GC5, Cl A2
2.999%, 08/10/44	2,766	2,786

Utilities — 0.2%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	640	651

Total Asset-Backed Securities (Cost $48,579)		48,483

CORPORATE BONDS — 41.2%
Aerospace — 0.3%
Lockheed Martin
3.550%, 01/15/26	890	899

Automotive — 1.3%
Ford Motor Credit LLC
3.000%, 06/12/17	1,000	1,012
General Motors Financial
3.200%, 07/13/20	1,500	1,480
PACCAR Financial (MTN)
0.932%, 12/06/18 (A)	800	803
Volkswagen Group of America Finance LLC
0.748%, 05/23/17 (A) 144A	855	822

		4,117

Cable — 3.0%
CCO Safari II LLC
4.464%, 07/23/22 144A	1,400	1,416
DIRECTV Holdings LLC
4.600%, 02/15/21	2,230	2,394
Discovery Communications LLC
4.375%, 06/15/21	640	662

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Cable — continued
3.300%, 05/15/22	$740	$717
Thomson Reuters
3.850%, 09/29/24	1,300	1,284
Time Warner
3.400%, 06/15/22	1,385	1,388
3.600%, 07/15/25	360	356
Viacom
3.250%, 03/15/23	1,420	1,321

		9,538

Consumer Discretionary — 0.7%
Carnival
3.950%, 10/15/20	845	892
Hasbro
6.300%, 09/15/17	1,341	1,443

		2,335

Energy — 6.1%
Boardwalk Pipelines LP
3.375%, 02/01/23	635	542
Chevron
2.411%, 03/03/22	930	918
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/24	960	985
ConocoPhillips
2.875%, 11/15/21	2,605	2,596
Continental Resources
5.000%, 09/15/22	1,825	1,602
Devon Energy
0.787%, 12/15/15 (A)	975	975
Energy Transfer Partners LP
4.050%, 03/15/25	1,725	1,479
Enterprise Products Operating LLC
2.550%, 10/15/19	585	578
EQT
5.150%, 03/01/18	495	517
4.875%, 11/15/21	1,145	1,148
Exxon Mobil
0.377%, 03/15/17 (A)	2,150	2,148
Kinder Morgan Energy Partners LP
5.800%, 03/01/21	1,325	1,322
4.150%, 03/01/22	1,176	1,061
Petroleos Mexicanos
6.000%, 03/05/20	805	867
3.500%, 07/23/20 144A	300	296
4.250%, 01/15/25 144A	410	385
Rowan
4.875%, 06/01/22	1,475	1,195
Southwestern Energy
4.100%, 03/15/22	1,090	842

		19,456

Financials — 14.3%
American Express
1.550%, 05/22/18	640	637
3.625%, 12/05/24	875	868
American Express Credit
0.834%, 07/29/16 (A)	1,155	1,156
American Honda Finance
0.823%, 10/07/16 (A)	1,250	1,254

	Par (000)	Value (000)
American Honda Finance (MTN)
2.250%, 08/15/19	$530	$534
Bank of America (MTN)
5.625%, 07/01/20	665	747
4.000%, 04/01/24	975	1,008
4.200%, 08/26/24	1,330	1,343
Bank of Montreal
0.571%, 07/14/17 (A)	1,500	1,496
BankUnited
4.875%, 11/17/25	690	686
BB&T (MTN)
2.250%, 02/01/19	1,200	1,206
6.850%, 04/30/19	10	11
BBVA Bancomer SA
4.375%, 04/10/24 144A	1,270	1,273
BNP Paribas SA (MTN)
1.250%, 12/12/16	15	15
2.700%, 08/20/18	710	724
Brixmor Operating Partnership LP
3.850%, 02/01/25	960	941
Capital One Financial
2.450%, 04/24/19	530	534
3.500%, 06/15/23	1,745	1,758
Citigroup
6.125%, 11/21/17	1,688	1,833
2.150%, 07/30/18	365	367
4.450%, 09/29/27	320	321
Credit Suisse Group Funding Guernsey
3.750%, 03/26/25 144A	730	714
Deutsche Bank AG
1.400%, 02/13/17	820	817
2.950%, 08/20/20	830	832
Discover Bank
3.100%, 06/04/20	550	556
GE Capital International Funding
3.373%, 11/15/25 144A	583	590
General Electric Capital (GMTN)
3.150%, 09/07/22	224	229
Goldman Sachs Group
5.750%, 01/24/22	780	895
HSBC Bank USA NA
4.875%, 08/24/20	1,215	1,330
John Deere Capital (MTN)
0.493%, 02/25/16 (A)	1,540	1,540
2.450%, 09/11/20	685	687
JPMorgan Chase
6.125%, 06/27/17	411	437
4.625%, 05/10/21	865	945
3.375%, 05/01/23	1,585	1,572
Lloyds Bank PLC
1.750%, 05/14/18	1,375	1,373
Morgan Stanley
4.875%, 11/01/22	1,280	1,384
MUFG Americas Holdings
3.500%, 06/18/22	1,400	1,417
Royal Bank of Canada
1.200%, 09/19/17	1,560	1,552
1.875%, 02/05/20	2,400	2,374
Santander UK Group Holdings PLC
2.875%, 10/16/20	1,205	1,204
State Street
2.550%, 08/18/20	560	566

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Svenska Handelsbanken AB
3.125%, 07/12/16	$660	$670
Toronto-Dominion Bank
2.125%, 07/02/19	1,240	1,244
US Bancorp (MTN)
2.950%, 07/15/22	1,190	1,192
Wells Fargo
3.450%, 02/13/23	660	664
4.125%, 08/15/23	700	730
Wells Fargo (MTN)
3.300%, 09/09/24	765	763
4.100%, 06/03/26	575	585

		45,574

Food, Beverage & Tobacco — 1.7%
Anheuser-Busch InBev Finance
3.700%, 02/01/24	1,340	1,372
Coca-Cola
0.429%, 11/01/16 (A)	860	860
Diageo Capital PLC
2.625%, 04/29/23	1,180	1,150
Kraft Foods Group
3.500%, 06/06/22	1,015	1,032
Mondelez International
2.250%, 02/01/19	1,010	1,015

		5,429

Healthcare — 1.7%
Actavis Funding SCS
3.450%, 03/15/22	990	1,001
Aetna
1.500%, 11/15/17	1,658	1,655
Amgen
3.875%, 11/15/21	505	532
Gilead Sciences
3.700%, 04/01/24	1,165	1,198
Teva Pharmaceutical Finance BV
2.950%, 12/18/22	1,040	1,001

		5,387

Industrials — 0.9%
Burlington Northern
8.750%, 02/25/22	1,250	1,615
Burlington Northern Santa Fe LLC
3.650%, 09/01/25	320	327
Republic Services
5.000%, 03/01/20	850	931

		2,873

Insurance — 1.5%
Assurant
2.500%, 03/15/18	800	806
Berkshire Hathaway
3.750%, 08/15/21#	1,895	2,040
MetLife
4.368%, 09/15/23	645	696
3.600%, 11/13/25	410	416
XLIT
2.300%, 12/15/18	805	807

		4,765

	Par (000)	Value (000)
Materials — 1.2%
Allegheny Technologies
7.625%, 08/15/23	$665	$533
Cytec Industries
3.950%, 05/01/25	910	880
Freeport-McMoRan
3.550%, 03/01/22	1,875	1,294
Packaging Corporation of America
4.500%, 11/01/23	1,055	1,102

		3,809

Real Estate Investment Trusts — 2.5%
American Campus Communities Operating Partnership LP
3.750%, 04/15/23	1,570	1,541
4.125%, 07/01/24	335	335
Digital Realty Trust LP
5.250%, 03/15/21	1,760	1,901
Host Hotels & Resorts LP
3.750%, 10/15/23	975	938
Realty Income
3.250%, 10/15/22	1,405	1,365
Ventas Realty LP
3.500%, 02/01/25	1,845	1,768

		7,848

Retail — 0.7%
eBay
2.600%, 07/15/22	520	487
Priceline Group
3.650%, 03/15/25	735	721
Walgreens Boots Alliance
3.800%, 11/18/24	840	825

		2,033

Technology — 3.2%
Apple
2.400%, 05/03/23	1,465	1,432
Hewlett-Packard
4.375%, 09/15/21	1,145	1,149
Intel
2.700%, 12/15/22#	1,875	1,874
KLA-Tencor
4.125%, 11/01/21	1,750	1,767
Oracle
2.500%, 05/15/22	1,185	1,175
2.500%, 10/15/22	525	515
QUALCOMM
3.000%, 05/20/22	1,710	1,655
Xilinx
3.000%, 03/15/21	605	607

		10,174

Telecommunications — 1.0%
AT&T
3.900%, 03/11/24#	575	591
Verizon Communications
5.150%, 09/15/23	2,405	2,689

		3,280

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Utilities — 1.1%
Berkshire Hathaway Energy
3.500%, 02/01/25	$ 730	$ 731
Exelon Generation LLC
4.000%, 10/01/20	1,780	1,841
Metropolitan Edison
7.700%, 01/15/19	900	1,031

		3,603

Total Corporate Bonds
(Cost $132,369)		131,120

U.S. TREASURY OBLIGATIONS — 41.9%
U.S. Treasury Inflationary Index Bond (TIP) — 1.0%
0.250%, 01/15/25	3,295	3,177

U.S. Treasury Notes — 40.9%
3.000%, 09/30/16	6,287	6,407
2.625%, 08/15/20	20,455	21,352
2.500%, 08/15/23	385	397
2.375%, 08/15/24	2,370	2,409
2.250%, 11/15/24	2,370	2,382
2.125%, 08/15/21	1,880	1,912
2.125%, 05/15/25	4,350	4,315
1.750%, 10/31/20	7,310	7,332
1.625%, 07/31/19	20,230	20,383
1.625%, 12/31/19	1,215	1,220
1.625%, 08/15/22	780	762
1.500%, 08/31/18	665	671
1.250%, 01/31/19	21,400	21,377
1.250%, 10/31/19	7,740	7,679
1.000%, 03/31/17	7,205	7,224
0.875%, 08/15/17	4,045	4,044
0.375%, 01/15/16	18,490	18,492
0.375%, 03/15/16	1,810	1,811

		130,169

Total U.S. Treasury Obligations
(Cost $133,169)		133,346

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.051%† (B)	4,288,880	$4,289

Total Money Market Fund
(Cost $4,289)		4,289

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.6%
(Cost $318,406)		317,238

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.8%
Money Market Fund — 0.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (B)	2,620,772	2,621

Total Short-Term Investment Purchased with Collateral From Securities Loaned
(Cost $2,621)‡		2,621

TOTAL INVESTMENTS — 100.4%
(Cost $321,027)*		319,859

Other Assets & Liabilities – (0.4)%		(1,377)

TOTAL NET ASSETS — 100.0%		$318,482

*	Aggregate cost for Federal income tax purposes is (000) $321,147.

Gross unrealized appreciation (000)	$1,773
Gross unrealized depreciation (000)	(3,061)
Net unrealized depreciation (000)	$(1,288)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $2,548 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2015.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $5,496 (000) and represents 1.7% of net assets as of November 30, 2015.

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$48,483	$–	$48,483

Corporate Bonds	–	131,120	–	131,120

Money Market Fund	4,289	–	–	4,289

Short-Term Investment Purchased with Collateral From Securities Loaned	2,621	–	–	2,621

U.S. Treasury Obligations	–	133,346	–	133,346

Total Assets - Investments in Securities	$6,910	$312,949	$–	$319,859

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2015, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$2,621	$–	$2,621

Total Liabilities - Collateral Received for Loaned Securities	$–	$2,621	$–	$2,621

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 21.9%
Automotive — 11.8%
BMW Vehicle Owner Trust,
Series 2013-A, Cl A3
0.670%, 11/27/17	$2,393	$2,391
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	2,360	2,349
Ford Credit Auto Owner Trust,
Series 2014-A, Cl A3
0.790%, 05/15/18	2,403	2,402
Ford Credit Auto Owner Trust,
Series 2015-A, Cl A3
1.280%, 09/15/19	2,890	2,892
Honda Auto Receivables Owner Trust,
Series 2015-1, Cl A3
1.050%, 10/15/18	2,865	2,859
Honda Auto Receivables Owner Trust,
Series 2015-4, Cl A3
1.230%, 09/23/19	2,020	2,010
Hyundai Auto Receivables Trust,
Series 2014-A, Cl A3
0.790%, 07/16/18	2,165	2,163
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A3
1.050%, 04/15/19	1,615	1,610
Nissan Auto Receivables Owner Trust,
Series 2013-B, Cl A4
1.310%, 10/15/19	4,150	4,154
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A3
1.340%, 03/16/20	3,850	3,834
Toyota Auto Receivables Owner Trust,
Series 2014-C, Cl A3
0.930%, 07/16/18	1,490	1,488
Toyota Auto Receivables Owner Trust,
Series 2015-A, Cl A3
1.120%, 02/15/19	2,280	2,276
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	1,305	1,295
Volkswagen Auto Loan Enhanced Trust,
Series 2013-2, Cl A3
0.700%, 04/20/18	2,355	2,345

		34,068

Credit Cards — 7.6%
American Express Credit Account Master Trust,
Series 2014-4, Cl A
1.430%, 06/15/20	4,080	4,087
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	4,255	4,244
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	4,220	4,229
Chase Issuance Trust, Series 2015-A7, Cl A7
1.620%, 07/15/20	4,760	4,770

	Par (000)	Value (000)

Citibank Credit Card Issuance Trust,
Series 2014-A4, Cl A4
1.230%, 04/24/19	$4,785	$4,790

		22,120

Equipment — 2.0%
John Deere Owner Trust,
Series 2013-A, Cl A3
0.600%, 03/15/17	1,405	1,405
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	4,400	4,397

		5,802

Utilities — 0.5%
CenterPoint Energy Transition Bond LLC,
Series 2012-1 Cl A1
0.901%, 04/15/18	1,564	1,562

Total Asset-Backed Securities
(Cost $63,662)		63,552

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.1%
Fannie Mae, Series 2003-86, Cl PY
4.500%, 09/25/18	821	848
Fannie Mae, Series 2003-97, Cl DG
5.000%, 10/25/18	601	624
Fannie Mae, Series 2011-29, Cl PE
3.500%, 09/25/36	85	85
Freddie Mac, Series 2682, Cl LC
4.500%, 07/15/32	306	310
Freddie Mac, Series 2828, Cl JE
4.500%, 07/15/19	856	893
Freddie Mac, Series 3535, Cl CA
4.000%, 05/15/24	240	247
Freddie Mac, Series 3564, Cl JA
4.000%, 01/15/18	735	755
Freddie Mac, Series 3741, Cl PA
2.150%, 02/15/35	3,905	3,951
Freddie Mac, Series 3786, Cl GN
4.000%, 08/15/35	1,167	1,210
Ginnie Mae, Series 1998-GN1, Cl A
7.110%, 08/25/27 (A)	–	–

Total Collateralized Mortgage Obligations
(Cost $8,967)		8,923

CORPORATE BONDS — 32.0%
Automotive — 3.5%
American Honda Finance (MTN)
1.600%, 07/13/18	2,085	2,083
Daimler Finance North America LLC
1.650%, 03/02/18 144A	2,150	2,132
Ford Motor Credit LLC
2.375%, 01/16/18	1,500	1,503
Hyundai Capital America
2.000%, 03/19/18 144A	1,835	1,818
Volkswagen Group of America Finance LLC
1.250%, 05/23/17 144A	1,950	1,883
1.650%, 05/22/18 144A	825	780

		10,199

See Notes to Financial Statements.

P N C  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Cable — 1.0%
Thomson Reuters
0.875%, 05/23/16	$1,420	$1,420
1.300%, 02/23/17	210	209
1.650%, 09/29/17	605	604
Viacom
6.250%, 04/30/16	573	585

		2,818

Consumer Discretionary — 0.8%
Carnival
1.200%, 02/05/16	1,860	1,862
1.875%, 12/15/17	335	335

		2,197

Energy — 1.9%
BP Capital Markets PLC
1.674%, 02/13/18	1,660	1,657
Enterprise Products Operating LLC
1.650%, 05/07/18	1,420	1,401
Kinder Morgan
2.000%, 12/01/17	1,695	1,644
TransCanada PipeLines
1.875%, 01/12/18	953	954

		5,656

Financials — 15.4%
Abbey National Treasury Services PLC
1.650%, 09/29/17	3,100	3,099
American Express Credit (MTN)
1.550%, 09/22/17	520	521
1.800%, 07/31/18	1,625	1,623
Bank of America (MTN)
1.350%, 11/21/16	1,300	1,303
Bank of America NA
5.300%, 03/15/17	1,671	1,747
BNP Paribas SA (MTN)
1.250%, 12/12/16	1,225	1,227
1.375%, 03/17/17	1,100	1,100
Capital One NA
1.500%, 03/22/18	2,350	2,317
Citigroup
2.500%, 09/26/18	2,905	2,947
Commonwealth Bank of Australia
1.125%, 03/13/17	1,950	1,949
Commonwealth Bank of Australia (GMTN)
1.625%, 03/12/18	785	784
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	2,200	2,252
Credit Suisse
1.750%, 01/29/18	450	449
Credit Suisse (GMTN)
1.375%, 05/26/17	1,450	1,446
Deutsche Bank AG
1.400%, 02/13/17	1,400	1,395
1.350%, 05/30/17	1,700	1,687
Goldman Sachs Group
2.375%, 01/22/18	2,500	2,532
HSBC USA
1.625%, 01/16/18	1,400	1,397
JPMorgan Chase
1.625%, 05/15/18	3,100	3,091

	Par (000)	Value (000)

Lloyds Bank PLC
1.750%, 03/16/18	$1,225	$1,224
1.750%, 05/14/18	510	509
Morgan Stanley
4.750%, 03/22/17	2,210	2,302
MUFG Americas Holdings
1.625%, 02/09/18	535	532
National Australia Bank (MTN)
2.750%, 03/09/17	975	994
Royal Bank of Canada
1.200%, 09/19/17	2,080	2,070
Toronto-Dominion Bank (GMTN)
1.750%, 07/23/18	980	982
UBS AG (MTN)
1.375%, 08/14/17	700	697
1.800%, 03/26/18	635	636
Wells Fargo (MTN)
2.100%, 05/08/17	1,440	1,457
Westpac Banking
1.200%, 05/19/17	360	360

		44,629

Food, Beverage & Tobacco — 1.3%
Diageo Capital PLC
5.750%, 10/23/17	1,600	1,728
Kellogg
1.750%, 05/17/17	1,180	1,184
Kraft Heinz Foods
2.000%, 07/02/18 144A	875	876

		3,788

Healthcare — 1.9%
AbbVie
1.800%, 05/14/18	1,595	1,593
Actavis Funding SCS
1.300%, 06/15/17	1,200	1,191
Cardinal Health
1.950%, 06/15/18	1,300	1,302
Celgene
2.125%, 08/15/18	1,500	1,506

		5,592

Industrials — 0.5%
Caterpillar Financial Services (MTN)
1.250%, 08/18/17	850	849
John Deere Capital (MTN)
1.600%, 07/13/18	715	715

		1,564

Insurance — 0.3%
XLIT
2.300%, 12/15/18	875	877

Materials — 0.5%
Rio Tinto Finance USA PLC
1.375%, 06/17/16	1,415	1,416

Real Estate Investment Trusts — 1.4%
Boston Properties LP
3.700%, 11/15/18	1,435	1,492
Prologis LP
4.500%, 08/15/17	1,510	1,592

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Real Estate Investment Trusts — continued
Realty Income
2.000%, 01/31/18	$836	$838

		3,922

Retail — 1.1%
eBay
1.350%, 07/15/17	780	774
McDonald’s (MTN)
5.350%, 03/01/18	917	988
Walgreens Boots Alliance
1.750%, 11/17/17	1,505	1,500

		3,262

Technology — 0.8%
Amphenol
1.550%, 09/15/17	1,560	1,556
QUALCOMM
1.400%, 05/18/18	765	757

		2,313

Telecommunications — 1.6%
AT&T
5.500%, 02/01/18	2,110	2,281
Verizon Communications
2.500%, 09/15/16	1,493	1,510
1.350%, 06/09/17	825	825

		4,616

Total Corporate Bonds
(Cost $93,073)		92,849

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 4.0%
Federal Home Loan Mortgage Corporation — 0.5%
6.000%, 05/01/21	138	145
5.500%, 03/01/22	175	189
5.500%, 04/01/22	226	245
4.500%, 02/01/19	127	132
4.500%, 05/01/19	443	459
2.560%, 03/01/36 (B)	295	314

		1,484

Federal National Mortgage Association — 3.5%
6.000%, 09/01/16	11	11
5.500%, 09/01/17	59	60
5.500%, 10/01/17	28	29
5.500%, 11/01/18	97	101
5.000%, 06/01/18	85	88
5.000%, 12/01/21	144	149
4.500%, 06/01/21	400	414
4.000%, 08/01/21	284	299
3.500%, 01/01/24	2,187	2,304
3.000%, 01/01/22	1,333	1,383
3.000%, 06/01/22	1,829	1,897
3.000%, 10/01/23	1,379	1,430
2.605%, 04/01/35 (B)	388	411
2.449%, 12/01/34 (B)	188	200
2.415%, 11/01/32 (B)	29	31
2.363%, 09/01/36 (B)	366	390
2.353%, 01/01/36 (B)	286	301
2.319%, 07/01/34 (B)	246	261

	Par (000)	Value (000)

2.313%, 08/01/33 (B)	$ 271	$286

		10,045

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $11,243)		11,529

U.S. TREASURY OBLIGATIONS — 37.1%
U.S. Treasury Notes — 37.1%
1.375%, 06/30/18	8,950	9,010
1.375%, 09/30/18	3,645	3,664
0.875%, 05/15/17	9,590	9,596
0.875%, 08/15/17	17,560	17,557
0.750%, 01/15/17	16,425	16,421
0.750%, 10/31/17	12,095	12,054
0.750%, 03/31/18	8,445	8,386
0.625%, 07/15/16	5,850	5,853
0.625%, 11/15/16	20,305	20,284
0.625%, 09/30/17	4,875	4,851

Total U.S. Treasury Obligations
(Cost $107,881)		107,676

	Number of Shares
MONEY MARKET FUND — 1.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.051%† (C)	4,806,463	4,806

Total Money Market Fund
(Cost $4,806)		4,806

TOTAL INVESTMENTS — 99.8%
(Cost $289,632)*		289,335

Other Assets & Liabilities – 0.2%		662

TOTAL NET ASSETS — 100.0%		$289,997

*	Aggregate cost for Federal income tax purposes is (000) $289,636.

Gross unrealized appreciation (000)	$411
Gross unrealized depreciation (000)	(712)
Net unrealized depreciation (000)	$(301)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Par and Value are less than $500.
(B)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2015.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,488 (000) and represents 2.6% of net assets as of November 30, 2015.

See Notes to Financial Statements.

P N C  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$63,552	$–	$63,552

Collateralized Mortgage Obligations	–	8,923	–	8,923

Corporate Bonds	–	92,849	–	92,849

Money Market Fund	4,806	–	–	4,806

U.S. Government Agency Mortgage-Backed Obligations	–	11,529	–	11,529

U.S. Treasury Obligations	–	107,676	–	107,676

Total Assets - Investments in Securities	$4,806	$284,529	$–	$289,335

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

Par (000)		Value (000)
ASSET-BACKED SECURITIES — 7.6%
Automotive — 3.8%
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	$755	$751
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	720	719
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A2
0.680%, 10/16/17	661	661
Hyundai Auto Receivables Trust,
Series 2015-B, Cl A2A
0.690%, 04/16/18	1,574	1,573
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	1,645	1,643
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A3
1.340%, 03/16/20	1,935	1,927

		7,274

Credit Cards — 2.7%
American Express Credit Account Master Trust,
Series 2014-2, Cl A
1.260%, 01/15/20	1,215	1,216
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	2,005	2,000
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	1,080	1,083
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	865	862

		5,161

Equipment — 0.5%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	915	914

Utilities — 0.6%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4
5.550%, 10/20/23	1,051	1,147

Total Asset-Backed Securities
(Cost $14,429)		14,496

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.0%
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Cl A31
5.439%, 02/12/44	51	51

Total Commercial Mortgage-Backed Securities
(Cost $40)		51

CORPORATE BONDS — 36.3%
Aerospace — 1.0%
Lockheed Martin
3.800%, 03/01/45	765	680

	Par (000)	Value (000)

Spirit AeroSystems
6.750%, 12/15/20	$640	$663
United Technologies
4.500%, 06/01/42	605	615

		1,958

Automotive — 0.8%
General Motors Financial
3.200%, 07/13/20	545	537
Lear
5.375%, 03/15/24	495	511
Volkswagen Group of America Finance LLC
0.748%, 05/23/17 (A) 144A	500	481

		1,529

Cable — 3.2%
21st Century Fox America
8.450%, 08/01/34	760	1,046
AMC Networks
7.750%, 07/15/21	513	545
Belo
7.750%, 06/01/27	590	634
Cable One
5.750%, 06/15/22 144A	275	276
CCO Safari II LLC
6.384%, 10/23/35 144A	675	703
CSC Holdings LLC
8.625%, 02/15/19	200	215
DIRECTV Holdings LLC
4.600%, 02/15/21	405	435
4.450%, 04/01/24	395	410
Discovery Communications LLC
3.250%, 04/01/23	500	466
Sinclair Television Group
6.375%, 11/01/21	260	269
Time Warner Cable
4.500%, 09/15/42	515	419
Time Warner Entertainment LP
8.375%, 03/15/23	350	433
Viacom
3.250%, 03/15/23	330	307

		6,158

Consumer Discretionary — 0.3%
Hasbro
6.300%, 09/15/17	535	576

Consumer Services — 1.9%
Avon Products
6.750%, 03/15/23	670	446
Cedar Fair LP
5.250%, 03/15/21	375	384
DreamWorks Animation SKG
6.875%, 08/15/20 144A	375	371
FelCor Lodging LP
5.625%, 03/01/23	265	274
Graham Holdings
7.250%, 02/01/19	375	403
H&E Equipment Services
7.000%, 09/01/22	175	175
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	775	754

See Notes to Financial Statements.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Consumer Services — continued
Royal Caribbean Cruises
7.500%, 10/15/27	$327	$378
Sotheby’s
5.250%, 10/01/22 144A	272	261
Speedway Motorsports
5.125%, 02/01/23	185	185

		3,631

Energy — 6.8%
Boardwalk Pipelines LP
3.375%, 02/01/23	795	678
Burlington Resources Finance
7.200%, 08/15/31	375	470
Chesapeake Energy
6.500%, 08/15/17	265	184
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	625	350
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/24	600	616
ConocoPhillips
6.500%, 02/01/39	300	359
Continental Resources
5.000%, 09/15/22	1,000	878
Denbury Resources
5.500%, 05/01/22	515	319
Energy Transfer Partners LP
6.125%, 12/15/45	735	634
EQT
4.875%, 11/15/21	915	917
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/23	375	304
Global Marine
7.000%, 06/01/28	500	275
Kinder Morgan Energy Partners LP
6.500%, 04/01/20	670	710
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	715	649
McDermott International
8.000%, 05/01/21 144A	285	239
Newfield Exploration
5.375%, 01/01/26	280	256
Nexen Energy ULC
5.875%, 03/10/35	410	455
Peabody Energy
6.500%, 09/15/20	836	127
Petroleos Mexicanos
6.000%, 03/05/20	425	458
4.250%, 01/15/25 144A	165	155
PHI
5.250%, 03/15/19	155	132
Phillips 66
4.650%, 11/15/34	485	481
Rowan
4.875%, 06/01/22	635	515
4.750%, 01/15/24#	425	329
Shell International Finance BV
4.125%, 05/11/35	495	491
Southwestern Energy
4.100%, 03/15/22	620	479
Tesoro
5.375%, 10/01/22	500	509

	Par (000)	Value (000)

Whiting Petroleum
6.500%, 10/01/18#	$495	$469
Williams
4.550%, 06/24/24	545	447

		12,885

Financials — 7.4%
American Express Credit (GMTN)
2.250%, 08/15/19	635	637
American Express Credit (MTN)
2.375%, 05/26/20	55	55
Bank of America
6.250%, 09/29/49 (A)	460	467
Bank of America (MTN)
5.625%, 07/01/20	700	786
4.200%, 08/26/24	495	500
4.000%, 04/01/24	175	181
BankUnited
4.875%, 11/17/25	375	373
BBVA Bancomer SA
4.375%, 04/10/24 144A	650	652
Citigroup
6.125%, 11/21/17	325	353
4.450%, 09/29/27	225	225
2.150%, 07/30/18	230	231
Discover Bank
3.100%, 06/04/20	250	253
Goldman Sachs Group
5.750%, 01/24/22	435	499
HSBC Bank USA NA
4.875%, 08/24/20	675	739
HSBC Holdings PLC
6.375%, 12/29/49 (A)	500	500
5.250%, 03/14/44	500	526
JPMorgan Chase
7.900%, 04/29/49 (A)	615	633
4.625%, 05/10/21	540	590
3.375%, 05/01/23	740	734
Morgan Stanley
4.875%, 11/01/22	560	606
4.750%, 03/22/17	780	812
Royal Bank of Canada
1.200%, 09/19/17	1,250	1,244
Royal Bank of Scotland Group PLC
5.125%, 05/28/24	650	669
State Street
5.250%, 12/29/49 (A)	350	352
Wells Fargo
7.980%, 03/29/49 (A)	125	131
5.900%, 12/29/49 (A)	675	688
Wells Fargo (MTN)
3.300%, 09/09/24	630	628

		14,064

Food, Beverage & Tobacco — 0.2%
Kraft Foods Group
5.000%, 06/04/42	185	189
Kraft Heinz Foods
5.200%, 07/15/45 144A	255	267

		456

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Healthcare — 1.7%
Actavis Funding SCS
3.450%, 03/15/22	$970	$981
Amgen
4.400%, 05/01/45	775	722
DaVita HealthCare Partners
5.750%, 08/15/22	485	503
HCA
4.250%, 10/15/19	70	71
Johnson & Johnson
5.950%, 08/15/37	536	694
Select Medical
6.375%, 06/01/21	340	275

		3,246

Industrials — 3.0%
Avnet
4.875%, 12/01/22	580	601
Ball
5.250%, 07/01/25	180	181
4.000%, 11/15/23	375	358
Bombardier
7.750%, 03/15/20 144A	450	398
CNH Industrial Capital LLC
6.250%, 11/01/16	835	856
Crown Cork & Seal
7.375%, 12/15/26	150	164
Erickson
8.250%, 05/01/20	380	238
General Electric
4.125%, 10/09/42	990	968
Harsco
5.750%, 05/15/18	350	326
KLX
5.875%, 12/01/22 144A	425	412
Masco
7.750%, 08/01/29	125	139
Owens-Brockway Glass Container
6.375%, 08/15/25 144A	225	234
Owens-Illinois
7.800%, 05/15/18	10	11
PulteGroup
7.875%, 06/15/32	458	527
USG
7.875%, 03/30/20 144A	180	189

		5,602

Insurance — 0.8%
MetLife
6.400%, 12/15/36	460	507
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	625	643
XLIT
4.450%, 03/31/25	330	325

		1,475

Materials — 0.8%
Allegheny Technologies
7.625%, 08/15/23	475	381
ArcelorMittal
8.000%, 10/15/39	525	396
7.250%, 02/25/22	190	168

	Par (000)	Value (000)

Freeport-McMoRan
3.550%, 03/01/22	$935	$645

		1,590

Real Estate Investment Trusts — 1.4%
American Campus Communities Operating
Partnership LP
4.125%, 07/01/24	875	875
Digital Realty Trust LP
5.250%, 03/15/21	785	848
Realty Income
3.250%, 10/15/22	960	933

		2,656

Retail — 1.9%
eBay
2.600%, 07/15/22	395	370
Hanesbrands
6.375%, 12/15/20	690	713
L Brands
8.500%, 06/15/19	204	239
7.000%, 05/01/20	10	11
Levi Strauss
6.875%, 05/01/22	290	313
Walgreens Boots Alliance
3.800%, 11/18/24	480	471
Wal-Mart Stores
5.625%, 04/01/40	700	838
5.250%, 09/01/35	540	621

		3,576

Technology — 2.1%
Activision Blizzard
5.625%, 09/15/21 144A	355	374
Apple
3.850%, 05/04/43	1,035	963
KLA-Tencor
4.125%, 11/01/21	995	1,004
Oracle
4.300%, 07/08/34	630	634
QUALCOMM
3.000%, 05/20/22	940	910

		3,885

Telecommunications — 1.3%
AT&T
6.300%, 01/15/38	365	408
DigitalGlobe
5.250%, 02/01/21 144A	295	251
GTE
6.940%, 04/15/28	1,135	1,352
SBA Telecommunications
5.750%, 07/15/20	425	444

		2,455

Transportation — 0.9%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	620	607
ERAC USA Finance LLC
5.625%, 03/15/42 144A	500	538

See Notes to Financial Statements.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

Par (000)		Value (000)
CORPORATE BONDS — continued
Transportation — continued
FedEx
3.900%, 02/01/35	$540	$498

		1,643

Utilities — 0.8%
Calpine
7.875%, 01/15/23 144A	379	402
DPL
6.500%, 10/15/16	338	344
Exelon Generation LLC
4.000%, 10/01/20	705	729
2.950%, 01/15/20	100	100

		1,575

Total Corporate Bonds
(Cost $71,982)		68,960

MUNICIPAL BOND — 0.4%
Texas — 0.4%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	690	818

Total Municipal Bond
(Cost $749)		818

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 26.7%
Federal Home Loan Mortgage Corporation — 2.7%
8.000%, 10/01/29	2	2
7.500%, 03/01/27	1	1
7.500%, 09/01/30	1	1
6.000%, 12/01/35	523	599
5.500%, 09/01/37	60	67
5.500%, 01/01/38	2	2
4.500%, 03/01/40	464	508
4.500%, 06/01/41	815	883
4.000%, 10/01/43	1,616	1,718
3.500%, 06/01/42	894	928
2.560%, 03/01/36 (A)	343	364

		5,073

Federal National Mortgage Association — 21.4%
8.000%, 08/01/27	16	18
8.000%, 09/01/27	3	3
7.500%, 08/01/26	2	2
7.500%, 10/01/27	9	10
7.500%, 04/01/31	3	3
7.500%, 08/01/31	4	4
7.000%, 04/01/27	2	2
7.000%, 11/01/27	5	6
7.000%, 04/01/29	2	2
7.000%, 08/01/32	1	1
5.500%, 05/01/33	3	3
5.500%, 04/01/34	276	311
5.500%, 06/01/34	12	14
5.500%, 03/01/36	9	11
5.500%, 07/01/37	12	13
5.500%, 05/01/38	21	23
5.000%, 07/01/33	20	22
5.000%, 08/01/37	290	321
5.000%, 03/01/40	360	401

Par (000)		Value (000)

5.000%, 07/01/40	$49	$55
5.000%, 08/01/40	568	628
4.500%, 02/01/39	369	400
4.500%, 06/01/39	336	366
4.500%, 10/01/39	48	52
4.500%, 05/01/40	1,961	2,140
4.500%, 07/01/40	8	8
4.500%, 11/01/40	1,107	1,198
4.500%, 02/01/41	147	160
4.500%, 08/01/41	20	22
4.000%, 10/01/25	440	467
4.000%, 11/01/40	1,193	1,268
4.000%, 01/01/41	69	74
4.000%, 02/01/41	1,476	1,569
4.000%, 11/01/41	23	24
4.000%, 12/01/41	50	53
4.000%, 01/01/42	59	63
4.000%, 02/01/42	1,556	1,655
4.000%, 07/01/42	1,538	1,636
4.000%, 08/01/42	838	891
4.000%, 07/01/45	1,392	1,479
3.500%, 02/01/26	302	318
3.500%, 09/01/26	25	26
3.500%, 11/01/26	324	342
3.500%, 01/01/28	1,693	1,783
3.500%, 11/01/29	1,234	1,300
3.500%, 03/01/41	1,811	1,880
3.500%, 01/01/42	36	37
3.500%, 06/01/42	1,418	1,472
3.500%, 08/01/42	2,457	2,551
3.500%, 09/01/42	44	45
3.500%, 10/01/42	1,473	1,529
3.500%, 11/01/42	1,599	1,660
3.500%, 06/01/43	1,448	1,503
3.000%, 06/01/27	916	952
3.000%, 10/01/27	761	791
3.000%, 11/01/29	530	549
3.000%, 11/01/42	2,207	2,223
3.000%, 04/01/43	2,817	2,837
3.000%, 05/01/43	1,282	1,291
2.500%, 11/01/27	2,187	2,232

		40,699

Government National Mortgage Association — 2.6%
10.000%, 05/15/19	1	1
9.000%, 11/15/16	1	1
9.000%, 11/15/19	2	2
9.000%, 06/15/21	6	6
9.000%, 08/15/21	6	6
9.000%, 09/15/21	10	10
8.500%, 08/15/27	13	14
8.000%, 09/15/27	6	6
7.500%, 10/15/29	21	22
7.500%, 12/15/29	1	1
7.000%, 02/15/17	7	7
7.000%, 05/20/24	1	1
7.000%, 04/15/26	1	1
7.000%, 10/15/27	22	23
7.000%, 12/15/27	2	2
7.000%, 04/15/29	2	2
4.500%, 06/15/41	1	–
4.500%, 10/20/45	1,755	1,889

See Notes to Financial Statements.

Par (000)		Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Government National Mortgage Association — continued
4.000%, 09/15/41	$1,459	$1,550
3.500%, 07/15/42	1,412	1,475
3.500%, 12/20/42	32	35

		5,054

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $50,386)		50,826

U.S. TREASURY OBLIGATIONS — 26.4%
U.S. Treasury Bonds — 4.2%
4.500%, 02/15/36	1,750	2,257
3.750%, 08/15/41	2,405	2,775
3.125%, 08/15/44	2,915	2,995

		8,027

U.S. Treasury Inflationary Index Bond (TIP) — 1.0%
0.250%, 01/15/25	1,959	1,889

U.S. Treasury Notes — 21.2%
3.000%, 09/30/16	920	938
2.625%, 08/15/20	3,105	3,241
2.375%, 08/15/24	660	671
2.250%, 11/15/24	610	613
2.125%, 05/15/25	1,660	1,647
1.750%, 10/31/20	4,790	4,804
1.625%, 12/31/19	1,650	1,657
1.625%, 08/15/22	350	342
1.500%, 08/31/18	605	610
1.250%, 10/31/19	1,085	1,076
0.375%, 01/15/16	6,225	6,226
0.375%, 03/15/16	980	980
0.375%, 03/31/16	6,355	6,357
0.250%, 12/15/15	5,310	5,310
0.250%, 02/29/16	5,890	5,890

		40,362

Total U.S. Treasury Obligations
(Cost $50,349)		50,278

	Number of Shares	Value (000)
COMMON STOCK — 0.2%
Consumer Discretionary — 0.2%
Houghton Mifflin Harcourt*	14,758	$292

Total Common Stock
(Cost $166)		292

MONEY MARKET FUND — 2.1%

PNC Advantage Institutional Money Market Fund, Institutional Shares
0.051%† (B)	3,871,800	3,872

Total Money Market Fund
(Cost $3,872)		3,872

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.7%
(Cost $191,973)		189,593

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.4%

Money Market Fund — 0.4%
PNC Advantage Institutional Money Market
Fund, Institutional Shares
0.050%† (B)	825,264	825

Total Short-Term Investment Purchased with Collateral From Securities Loaned
(Cost $825)‡		825

TOTAL INVESTMENTS — 100.1%
(Cost $192,798)**		190,418

Other Assets & Liabilities – (0.1)%		(160)

TOTAL NET ASSETS — 100.0%		$190,258

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $192,867.

Gross unrealized appreciation (000)	$2,367
Gross unrealized depreciation (000)	(4,816)
Net unrealized depreciation (000)	$(2,449)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $790 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2015.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,600 (000) and represents 4.0% of net assets as of November 30, 2015.

See Notes to Financial Statements.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$14,496	$–	$14,496

Commercial Mortgage-Backed Securities	–	51	–	51

Common Stock	292	–	–	292

Corporate Bonds	–	68,960	–	68,960

Money Market Fund	3,872	–	–	3,872

Municipal Bond	–	818	–	818

Short-Term Investment Purchased with Collateral From Securities Loaned	825	–	–	825

U.S. Government Agency Mortgage-Backed Obligations	–	50,826	–	50,826

U.S. Treasury Obligations	–	50,278	–	50,278

Total Assets - Investments in Securities	$4,989	$185,429	$–	$190,418

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2015, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$825	$–	$825

Total Liabilities - Collateral Received for Loaned Securities	$–	$825	$–	$825

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C  U l t r a  S h o r t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 21.7%
Automotive — 13.1%
Bank of America Auto Trust,
Series 2012-1, Cl A4
1.030%, 12/15/16	$612	$612
Fifth Third Auto Trust,
Series 2014-3, Cl A3
0.960%, 03/15/19	3,620	3,614
Ford Credit Auto Owner Trust,
Series 2014-A, Cl A3
0.790%, 05/15/18	4,095	4,093
Ford Credit Auto Owner Trust,
Series 2015-A, Cl A3
1.280%, 09/15/19	2,960	2,962
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	3,630	3,624
Honda Auto Receivables Owner Trust,
Series 2015-1, Cl A2
0.700%, 06/15/17	1,613	1,612
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A3
0.710%, 09/15/17	1,011	1,010
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A4
1.010%, 02/15/19	4,005	4,006
Mercedes Benz Auto Lease Trust,
Series 2015-A, Cl A2A
0.780%, 02/15/17	3,095	3,094
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	4,310	4,304
Nissan Auto Lease Trust,
Series 2014-B, Cl A2A
0.730%, 04/17/17	3,867	3,864
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A2A
0.830%, 07/16/18	4,985	4,977
Toyota Auto Receivables Owner Trust,
Series 2015-A, Cl A2
0.710%, 07/17/17	2,216	2,215
Toyota Auto Receivables Owner Trust,
Series 2015-C, Cl A2A
0.920%, 02/15/18	2,060	2,060
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1, Cl A3
0.910%, 10/22/18	5,485	5,448

		47,495

Credit Cards — 6.7%
American Express Credit Account Master Trust,
Series 2013-3, Cl A
0.980%, 05/15/19	6,535	6,538
Capital One Multi-Asset Execution Trust,
Series 2013-A3, Cl A3
0.960%, 09/16/19	5,055	5,053
Chase Issuance Trust,
Series 2013-A8, Cl A8
1.010%, 10/15/18	6,040	6,043

	Par (000)	Value (000)
Citibank Credit Card Issuance Trust,
Series 2013-A6, Cl A6
1.320%, 09/07/18	$6,745	$6,766

		24,400

Equipment — 1.4%
John Deere Owner Trust,
Series 2013-A, Cl A3
0.600%, 03/15/17	1,514	1,513
John Deere Owner Trust,
Series 2015-A, Cl A2A
0.870%, 02/15/18	3,434	3,433

		4,946

Utilities — 0.5%
CenterPoint Energy Transition Bond LLC,
Series 2012-1 Cl A1
0.901%, 04/15/18	1,677	1,674

Total Asset-Backed Securities (Cost $78,612)		78,515

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.2%
Banc of America Mortgage Trust,
Series 2003-A, Cl 1A1
2.497%, 02/25/33 (A)	7	7
Fannie Mae, Series 2002-47, Cl PE
5.500%, 08/25/17	105	106
Fannie Mae, Series 2002-55, Cl GC
5.500%, 09/25/17	121	124
Fannie Mae, Series 2003-120, Cl BY
4.000%, 12/25/18	1,276	1,314
Fannie Mae, Series 2003-15, Cl CB
5.000%, 03/25/18	1,442	1,487
Fannie Mae, Series 2003-24, Cl BC
5.000%, 04/25/18	198	205
Fannie Mae, Series 2003-74, Cl PG
4.500%, 08/25/18	1,140	1,179
Fannie Mae, Series 2008-18, Cl ND
4.000%, 05/25/20	603	616
Fannie Mae, Series 2011-6, Cl BA
2.750%, 06/25/20	2,833	2,872
Freddie Mac, Series 2677, Cl LE
4.500%, 09/15/18	1,369	1,425
Freddie Mac, Series 2748, Cl LG
4.500%, 02/15/19	1,025	1,061
Freddie Mac, Series 2892, Cl DB
4.500%, 11/15/19	2,252	2,341
Freddie Mac, Series 3825, Cl AB
3.000%, 08/15/20	2,505	2,561
Freddie Mac, Series 3826, Cl MC
1.750%, 07/15/18	1,044	1,049
Freddie Mac, Series 3977, Cl GA
1.500%, 07/15/19	2,483	2,498

Total Collateralized Mortgage Obligations (Cost $18,845)		18,845

See Notes to Financial Statements.

P N C  U l t r a  S h o r t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — 29.8%
Automotive — 0.7%
American Honda Finance (MTN)
0.950%, 05/05/17	$2,465	$2,455

Cable — 0.7%
21st Century Fox America
8.000%, 10/17/16	1,503	1,593
Viacom
6.250%, 04/30/16	798	815

		2,408

Consumer Discretionary — 0.6%
Carnival
1.200%, 02/05/16	2,170	2,172

Energy — 1.9%
BP Capital Markets PLC
3.200%, 03/11/16	2,900	2,921
Devon Energy
0.787%, 12/15/15 (A)	1,625	1,625
Enterprise Products Operating LLC
6.300%, 09/15/17	2,300	2,471

		7,017

Financials — 17.0%
Abbey National Treasury Services PLC
1.375%, 03/13/17	3,900	3,895
American Express
5.500%, 09/12/16	2,930	3,031
Bank of America
3.750%, 07/12/16	4,150	4,219
Bank of Nova Scotia
1.375%, 07/15/16	4,300	4,317
BB&T
5.200%, 12/23/15	2,200	2,205
BNP Paribas SA (MTN)
1.375%, 03/17/17	3,090	3,090
Capital One Bank
1.200%, 02/13/17	3,000	2,984
Citigroup
3.953%, 06/15/16	4,100	4,163
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	3,965	4,059
Deutsche Bank AG
3.250%, 01/11/16	2,765	2,772
Goldman Sachs Group
3.625%, 02/07/16	3,200	3,217
JPMorgan Chase (MTN)
1.350%, 02/15/17	3,400	3,401
Morgan Stanley
1.750%, 02/25/16	3,100	3,108
Royal Bank of Canada
1.200%, 09/19/17	3,600	3,582
Toronto-Dominion Bank (GMTN)
2.500%, 07/14/16	4,000	4,043
UBS AG (MTN)
0.826%, 09/26/16 (A)	1,100	1,101
Wells Fargo (MTN)
2.100%, 05/08/17	4,000	4,048
Westpac Banking (GMTN)
0.950%, 01/12/16	4,300	4,302

		61,537

	Par (000)	Value (000)
Food, Beverage & Tobacco — 0.9%
PepsiCo
1.125%, 07/17/17	$3,470	$3,472

Healthcare — 0.9%
Amgen
2.300%, 06/15/16	2,035	2,049
UnitedHealth Group
1.450%, 07/17/17	1,380	1,385

		3,434

Insurance — 0.6%
Aon
3.125%, 05/27/16	2,060	2,082

Materials — 0.5%
Rio Tinto Finance USA PLC
1.375%, 06/17/16	1,675	1,676

Retail — 0.8%
McDonald’s (MTN)
5.300%, 03/15/17	2,800	2,935

Technology — 1.2%
Amphenol
1.550%, 09/15/17	2,130	2,124
Johnson Controls
5.500%, 01/15/16	2,200	2,213

		4,337

Telecommunications — 1.6%
AT&T
2.400%, 08/15/16	3,000	3,030
Verizon Communications
1.350%, 06/09/17	2,645	2,646

		5,676

Utilities — 2.4%
National Rural Utilities Cooperative Finance (MTN)
0.950%, 04/24/17	1,980	1,975
NextEra Energy Capital Holdings
7.875%, 12/15/15	991	993
1.586%, 06/01/17	900	898
Southern Power
1.850%, 12/01/17	2,000	2,002
Xcel Energy
1.200%, 06/01/17	2,800	2,787

		8,655

Total Corporate Bonds (Cost $107,975)		107,856

See Notes to Financial Statements.

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 41.3%
U.S. Treasury Notes — 41.3%
1.000%, 08/31/16	$20,605	$ 20,661
1.000%, 10/31/16	17,780	17,829
0.875%, 02/28/17	12,715	12,728
0.750%, 01/15/17	16,710	16,705
0.750%, 03/15/17	14,520	14,512
0.625%, 07/15/16	17,715	17,724
0.625%, 11/15/16	16,230	16,214
0.250%, 04/15/16	10,925	10,920
0.250%, 05/15/16	22,170	22,153

Total U.S. Treasury Obligations
(Cost $149,695)		149,446

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.051%† (B)	6,587,099	$6,587

Total Money Market Fund
(Cost $6,587)		6,587

TOTAL INVESTMENTS — 99.8%
(Cost $361,714)*		361,249

Other Assets & Liabilities – 0.2%		754

TOTAL NET ASSETS — 100.0%		$362,003

*	Aggregate cost for Federal income tax purposes is (000) $361,715 .

Gross unrealized appreciation (000)	$56
Gross unrealized depreciation (000)	(522)
Net unrealized depreciation (000)	$(466)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2015.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$78,515	$–	$78,515

Collateralized Mortgage Obligations	–	18,845	–	18,845

Corporate Bonds	–	107,856	–	107,856

Money Market Fund	6,587	–	–	6,587

U.S. Treasury Obligations	–	149,446	–	149,446

Total Assets - Investments in Securities	$6,587	$354,662	$–	$361,249

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 99.4%
Alaska — 3.1%
Alaska Housing Finance Corporation, State
Capital Project (RB) Series C (DD)
5.000%, 06/01/29	$1,165	$ 1,373
Municipality of Anchorage, Electric Utility (RB) Series A
4.000%, 12/01/20	1,000	1,109

		2,482

Arizona — 2.6%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/16	1,000	1,024
5.000%, 07/01/17	1,000	1,060

		2,084

California — 6.1%
California Public Works Board, Various Capital Project (RB) Series A
5.000%, 04/01/23	1,000	1,188
California State Department of Water Resources, Power Supply (RB)
5.000%, 05/01/20	1,405	1,545
Golden State Tobacco Securitization (RB) Series A
5.000%, 06/01/18	2,000	2,201

		4,934

Connecticut — 2.8%
Connecticut State Health & Educational Facility Authority, Quinnipiac University (RB) Series L
5.000%, 07/01/30	2,000	2,291

Florida — 12.6%
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/21	1,400	1,633
5.000%, 06/01/22	1,500	1,758
Florida State Department of Transportation (RB)
5.000%, 07/01/18	1,850	1,992
University of North Florida Financing Corporation, Housing Project (RB) (NATL-RE)
5.000%, 11/01/18	1,720	1,846
Volusia County Educational Facility Authority (RB)
5.000%, 06/01/26	1,500	1,773
Volusia County Educational Facility Authority (RB) Series B
5.000%, 10/15/29	1,000	1,110

		10,112

Georgia — 2.3%
Atlanta Department of Aviation (RB) Series A
5.000%, 01/01/24	1,500	1,820

Illinois — 7.3%
Chicago Midway Airport (RB) Series B
5.000%, 01/01/23	2,500	2,921
Illinois State (GO)
5.500%, 07/01/26	1,125	1,251
5.250%, 07/01/28	1,535	1,666

		5,838

	Par (000)	Value (000)
Indiana — 6.2%
Ball State University, Housing and
Dining System (RB)
5.000%, 07/01/26	$1,250	$1,472
Ball State University, Student Fee (RB) Series P
5.000%, 07/01/26	1,000	1,145
Indiana Finance Authority, Beacon Health
Systems Obligated Group (RB) Series A
5.000%, 08/15/25	2,000	2,361

		4,978

Kansas — 1.7%
Olathe, Olathe Medical Center (RB) Series A
5.000%, 09/01/26	1,190	1,366

Louisiana — 5.2%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB)
5.250%, 05/15/23	2,655	3,006
New Orleans Aviation Board (RB) Series A
5.000%, 01/01/25	1,000	1,192

		4,198

Massachusetts — 9.3%
Commonwealth of Massachusetts (GO)
Series B (AGM)
5.250%, 08/01/28	1,000	1,298
Massachusetts Development Finance Agency, Tufts Medical Center (RB) Series I
6.250%, 01/01/27	1,000	1,169
Massachusetts Housing Finance Agency (RB) Series 171
4.000%, 12/01/44	1,750	1,875
Massachusetts Water Resources Authority (RB) Series B (AGM)
5.250%, 08/01/23	1,125	1,401
Massachusetts Water Resources Authority (RB) Series J (AGM)
5.500%, 08/01/21	1,455	1,773

		7,516

Michigan — 4.2%
Michigan Finance Authority, Unemployment Obligation Assessment (RB)
5.000%, 07/01/20	2,000	2,265
Michigan State Hospital Finance Authority, Sparrow Health Obligated Group (RB)
5.000%, 11/15/18	290	313
Michigan State Hospital Finance Authority, Sparrow Health Obligated Group, Prerefunded 11/15/17 @ 100 (RB)
5.000%, 11/15/17	710	768

		3,346

Missouri — 4.0%
Cape Girardeau County Industrial Development Authority, St. Francis Medical Center (RB) Series A
5.000%, 06/01/26	1,705	1,952
5.000%, 06/01/27	1,145	1,308

		3,260

See Notes to Financial Statements.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
New Jersey — 1.4%
South Jersey Transportation Authority (RB) Series A
5.000%, 11/01/29	$1,000	$1,091

New York — 6.7%
Monroe County Public Improvement (GO)
5.000%, 06/01/16	2,000	2,041
New York Local Government Assistance Corporation (RB) Series 2008B-C/D
5.000%, 04/01/20	3,000	3,379

		5,420

North Carolina — 3.9%
Charlotte-Mecklenburg Hospital Authority, Carolinas HealthCare System (RB) Series B (SBPA - JPMorgan Chase Bank) (VRDN)
0.010%, 01/15/38##	700	700
North Carolina Eastern Municipal Power Agency, Prerefunded 07/01/22 @ 100 (RB) Series A
5.000%, 07/01/22##	2,000	2,424

		3,124

Ohio — 3.0%
Ohio State Higher Education (GO) Series C
5.000%, 08/01/20	1,000	1,168
Ohio State University (RB) Series D
5.000%, 12/01/29	1,000	1,261

		2,429

Oklahoma — 1.4%
Oklahoma Housing Finance Agency (RB) Series A (GNMA)
5.000%, 09/01/27	1,000	1,135

Pennsylvania — 7.2%
Allegheny County Higher Education Building Authority, Chatham University (RB) Series A
5.000%, 09/01/24	1,000	1,113
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Project (RB) Series A
5.000%, 09/01/18	1,000	1,104
Monroeville Finance Authority (RB)
5.000%, 02/15/26	775	937
5.000%, 02/15/27	1,275	1,553
Philadelphia School District (GO) Series B (AGM)
5.000%, 06/01/17	1,015	1,074

		5,781

Texas — 6.3%
Brownsville Utilities System (RB) Series A
5.000%, 09/01/25	2,220	2,605
Dallas-Fort Worth International Airport (RB) Series G
5.000%, 11/01/26	1,125	1,307
Texas Tech University (RB) Twelfth Series
5.000%, 02/15/19	1,000	1,122

		5,034

	Par (000)	Value (000)

Guam — 2.1%
Guam (RB) Series A
5.000%, 01/01/25	$1,500	$ 1,672

Total Municipal Bonds
(Cost $76,281)		79,911

TOTAL INVESTMENTS — 99.4%
(Cost $76,281)*		79,911

Other Assets & Liabilities – 0.6%		486

TOTAL NET ASSETS — 100.0%		$80,397

*	Aggregate cost for Federal income tax purposes is (000) $76,281.

Gross unrealized appreciation (000)	$3,662
Gross unrealized depreciation (000)	(32)
Net unrealized appreciation (000)	$3,630

##	All or a portion of the security has been segregated on the Fund’s books and records for delayed-delivery transactions.

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$79,911	$–	$79,911

Total Assets - Investments in Securities	$–	$79,911	$–	$79,911

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C  M a r y l a n d  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 92.1%
District of Columbia — 2.3%
Washington Metropolitan Area Transit Authority (RB) Series A
5.250%, 07/01/24	$1,000	$1,134

Maryland — 84.2%
Annapolis (GO)
5.000%, 08/01/23	1,000	1,179
Baltimore County Consolidated Public Improvement (GO) Series B
5.000%, 08/01/29	1,500	1,805
Baltimore, Wastewater Projects (RB) Series A (NATL-RE)
5.000%, 07/01/22	1,000	1,134
Charles County Consolidated Public Improvement (GO)
5.000%, 07/15/19	1,335	1,523
Frederick County, Urbana Community Development Authority (STRB) Series A
5.000%, 07/01/24	3,020	3,323
Howard County (GO) Series B
5.000%, 08/15/22	2,000	2,378
Maryland Community Development Administration (RB) Series B (NATL-RE)
5.150%, 06/01/22	20	20
5.125%, 06/01/17	20	20
Maryland Department of Transportation, Prerefunded 09/01/18 @100 (RB) Second Issue
5.000%, 09/01/18	2,000	2,223
Maryland Economic Development Corporation, Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,725
Maryland Health & Higher Educational Facilities Authority, Carroll Hospital Center, Prerefunded 07/01/16 @ 100 (RB)
5.000%, 07/01/16	975	1,001
Maryland Health & Higher Educational Facilities Authority, College of Notre Dame (RB) (ETM) (NATL-RE)
5.300%, 10/01/18	360	386
Maryland Health & Higher Educational Facilities Authority, Goucher College (RB) Series A
5.000%, 07/01/25	1,160	1,336
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System (RB)
5.000%, 05/15/26	1,500	1,719
5.000%, 07/01/27	2,200	2,542
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health (RB) (AGM)
5.000%, 07/01/19	850	906
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Prerefunded 07/01/17 @100 (RB) (AGM)
5.000%, 07/01/17	150	160
Maryland Health & Higher Educational Facilities Authority, MedStar Health (RB) Series A
5.000%, 08/15/26	3,000	3,488
Maryland Health & Higher Educational Facilities Authority, Peninsula Medical Center (RB)
5.000%, 07/01/30	1,000	1,140

	Par (000)	Value (000)

Maryland Stadium Authority (RB)
5.000%, 06/15/21	$1,280	$ 1,501
Maryland Transportation Authority, Transportation Facilities Project (RB)
5.000%, 07/01/19	1,500	1,651
Maryland Water Quality Financing Administration (RB) Series A
5.000%, 03/01/24	1,175	1,285
Montgomery County Revenue Authority, Department of Liquor Control (RB) Series A
5.000%, 04/01/18	1,000	1,091
5.000%, 04/01/21	1,075	1,258
Prince George’s County Consolidated Public Improvement (GO) Series B
5.000%, 07/15/20	900	961
5.000%, 07/15/23	1,550	1,655
Prince George’s County Industrial Development Authority, Upper Marlboro Justice Center Project (RB) Series A (NATL-RE)
5.000%, 06/30/19	710	713
Washington Suburban Sanitation Commission (GO)
5.000%, 06/01/19	680	682
Worcester County Consolidated Public Improvement (GO)
5.000%, 03/01/22	2,000	2,404

		41,209

Guam — 5.6%
Guam (RB) Series A
5.000%, 01/01/27	2,500	2,760

Total Municipal Bonds
(Cost $43,202)		45,103

TOTAL INVESTMENTS — 92.1%
(Cost $43,202)*		45,103

Other Assets & Liabilities – 7.9%		3,846

TOTAL NET ASSETS — 100.0%		$48,949

*	Aggregate cost for Federal income tax purposes is (000) $43,197.

Gross unrealized appreciation (000)	$1,972
Gross unrealized depreciation (000)	(66)
Net unrealized appreciation (000)	$1,906

See Notes to Financial Statements.

P N C  M a r y l a n d  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$45,103	$–	$45,103

Total Assets - Investments in Securities	$–	$45,103	$–	$45,103

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C  O h i o  I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 94.3%
Ohio — 91.1%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series B
5.000%, 09/01/21	$1,680	$1,945
American Municipal Power, AMP Fremont Energy Center Project (RB)
5.000%, 02/15/25	1,500	1,744
American Municipal Power, Hydroelectric Projects (RB) Series C
5.000%, 02/15/22	2,000	2,253
Cleveland Department of Public Utilities Division of Water (RB) Series N (NATL-RE)
5.000%, 01/01/18	990	994
Columbus (GO) Series A
5.000%, 07/01/27	1,500	1,766
Cuyahoga County (GO)
5.650%, 05/15/18	385	410
Cuyahoga County, Prerefunded 12/01/19 @ 100 (GO) Series A
5.000%, 12/01/19	1,000	1,150
Franklin County Hospital Facilities, OhioHealth Corporation (RB)
5.000%, 05/15/28	1,150	1,350
Franklin County, Partially Prerefunded 12/01/15 @ 100 (GO)
5.000%, 12/01/15	950	954
Hamilton County Hospital Facilities, UC Health (RB)
5.000%, 02/01/28	830	938
5.000%, 02/01/29	850	951
Hilliard (GO) (NATL-RE)
5.000%, 12/01/21	240	241
Lucas County, ProMedica Healthcare Obligated Group (RB) Series D
5.000%, 11/15/21	2,005	2,369
Northeast Ohio Regional Sewer District (RB)
5.000%, 11/15/29	500	595
5.000%, 11/15/30	450	532
Ohio Housing Finance Agency (RB) Series 2 (GNMA, FNMA)
5.000%, 11/01/19	2,095	2,353
Ohio State Higher Educational Facility Commission (GO)
5.000%, 08/01/19	1,800	2,053
Ohio State Higher Educational Facility Commission, University of Dayton (RB) Series A
5.000%, 12/01/24	525	627
5.000%, 12/01/26	725	857
5.000%, 12/01/27	160	188
Ohio State Highway Capital Improvements (GO) Series Q
5.000%, 05/01/23	1,000	1,203
5.000%, 05/01/24	2,025	2,431
Ohio State Hospital Facility, Cleveland Clinic Health System (RB) Series B
5.000%, 01/01/23	2,000	2,229
Ohio State Public Facilities Commission, Coal Development (GO) Series M
5.000%, 02/01/24	1,310	1,606

	Par (000)	Value (000)

Ohio State Turnpike Commission (RB) Series A
5.000%, 02/15/19	$1,000	$ 1,122
Ohio State University (RB) Series A
5.000%, 12/01/29	1,100	1,311
Ohio State University (RB) Series D (ETM)
5.000%, 12/01/25	85	107
Ohio State Water Development Authority, Fresh Water Project (RB) Series B
5.250%, 12/01/23	1,000	1,251
5.000%, 12/01/20	2,015	2,341
Ohio State Water Development Authority, Water Pollution Control Project (RB)
5.000%, 06/01/23	1,265	1,548
Ohio State Water Development Authority, Water Pollution Control Project, Prerefunded 12/01/19 @ 100 (RB) Series A
5.000%, 12/01/19	1,505	1,733
Toledo Water System (RB)
5.000%, 11/15/31	1,000	1,159

		42,311

Guam — 3.2%
Guam (RB) Series A
5.000%, 01/01/26	1,350	1,496

Total Municipal Bonds
(Cost $41,467)		43,807
TOTAL INVESTMENTS — 94.3%
(Cost $41,467)*		43,807
Other Assets & Liabilities – 5.7%		2,634
TOTAL NET ASSETS — 100.0%		$46,441

*	Aggregate cost for Federal income tax purposes is (000) $41,466.

Gross unrealized appreciation (000)	$2,350
Gross unrealized depreciation (000)	(9)
Net unrealized appreciation (000)	$2,341

See Notes to Financial Statements.

P N C  O h i o  I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$43,807	$–	$43,807

Total Assets - Investments in Securities	$–	$43,807	$–	$43,807

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C  T a x  E x e m p t  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 96.9%
Alaska — 2.4%
Alaska Housing Finance Corporation, State Capital Project II (RB) Series A
5.000%, 12/01/22	$1,010	$ 1,202
Municipality of Anchorage, Electric Utility (RB) Series A
5.000%, 12/01/22	1,550	1,847

		3,049

Arizona — 3.5%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/18	1,735	1,885
Arizona Transportation Board, Maricopa County Regional Area (RB)
5.000%, 07/01/19	2,250	2,559

		4,444

California — 5.1%
California Public Works Board, Various Capital Projects (RB) Series A
5.000%, 04/01/18	1,000	1,094
5.000%, 04/01/20	1,000	1,155
California State (GO)
5.000%, 11/01/18	2,000	2,232
California State, Economic Recovery, Prerefunded 07/01/19 @ 100 (GO) Series A
5.000%, 07/01/19	1,825	2,084

		6,565

District of Columbia — 1.4%
District of Columbia, The Catholic University of America (RB)
5.000%, 10/01/16	1,760	1,824

Florida — 10.2%
Central Florida Expressway Authority (BAN) (RB)
1.625%, 01/01/19	1,925	1,934
Citizens Property Insurance (RB) Series A-1
6.000%, 06/01/16	1,800	1,850
5.000%, 06/01/19	1,000	1,123
5.000%, 06/01/21	1,500	1,749
5.000%, 06/01/22	1,500	1,758
Palm Beach County Health Facilities Authority (RB)
4.000%, 12/01/19	1,000	1,077
Tampa Bay Water Regional Water Supply Authority Utility System (RB) Series B (ETM)
5.000%, 10/01/18	945	1,052
5.000%, 10/01/18	930	1,035
Volusia County Educational Facility Authority (RB)
5.000%, 06/01/24	1,345	1,600

		13,178

Illinois — 14.4%
Chicago Midway Airport (RB) Series B
5.000%, 01/01/22	1,000	1,160
Chicago O’Hare International Airport (RB) Series B
5.000%, 01/01/23	1,000	1,180

	Par (000)	Value (000)

Illinois (GO)
5.000%, 07/01/22	$ 750	$ 825
Illinois (GO) Series A
4.000%, 01/01/17	860	885
4.000%, 01/01/21	2,000	2,113
Illinois (RB)
5.000%, 06/15/17	3,000	3,188
Illinois Finance Authority, DePaul University (RB)
5.000%, 10/01/20	1,500	1,720
Illinois Finance Authority, The Art Institute of Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,111
Illinois State Toll Highway Authority (RB) Series B (AGM) (SBPA - Landesbank Hessen-Thuringen) (VRDN)
0.250%, 01/01/16	1,000	1,000
Illinois State, Employment Security (RB) Series A
5.000%, 12/15/16	2,550	2,671
Metropolitan Water Reclamation District of Greater Chicago (GO) Series B
5.000%, 12/01/18	1,430	1,592
Will County Forest Preservation District (GO)
4.000%, 12/15/18	1,000	1,086

		18,531

Indiana — 3.5%
Indiana Finance Authority, Beacon Health Systems Obligated Group (RB) Series SE
5.000%, 08/15/20	1,000	1,147
5.000%, 08/15/21	1,000	1,166
Indiana Finance Authority, State of Indiana Revolving Fund Program (RB) Series A
5.250%, 02/01/17	2,100	2,216

		4,529

Kansas — 0.9%
Kansas State Department of Transportation (RB) Series B
5.000%, 09/01/19	1,000	1,143

Kentucky — 0.8%
Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project (BAN) (RB) Series A
5.000%, 07/01/17	1,000	1,060

Louisiana — 2.7%
Louisiana Public Facilities Authority, Ochsner Clinic (RB)
5.000%, 05/15/22	1,705	1,792
Louisiana Public Facilities Authority, Ochsner Clinic, Prerefunded 05/15/17 @ 100 (RB)
5.000%, 05/15/17	640	679
New Orleans Aviation Board (RB) Series A
5.000%, 01/01/24	790	942

		3,413

Maryland — 1.3%
Maryland Economic Development Corporation, Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,725

See Notes to Financial Statements.

P N C  T a x  E x e m p t  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Massachusetts — 2.0%
Massachusetts Development Finance Agency, Partners Health Care (RB) Series K-6
5.000%, 07/01/17	$1,500	$1,598
Massachusetts Housing Finance Agency (RB) Series 172
4.000%, 06/01/45	965	1,038

		2,636

Michigan — 3.7%
Michigan Finance Authority, Unemployment Obligation Assessment (RB)
5.000%, 07/01/20	1,000	1,132
Michigan Municipal Bond Authority, Clean Water Pooled Project (RB)
5.000%, 10/01/17	1,025	1,104
Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group (RB) Series F-3 (VRDN)
1.400%, 11/15/47	1,500	1,512
Michigan State, Environmental Program (GO) Series A
5.000%, 05/01/17	1,000	1,062

		4,810

Minnesota — 2.3%
Bemidji Minnesota Health Care, Prerefunded 09/01/16 @ 100 (RB)
5.000%, 09/01/16	1,050	1,086
Minnesota Public Facilities Authority (RB) Series C
5.000%, 03/01/17	1,745	1,842

		2,928

Missouri — 4.5%
Cape Girardeau County Industrial Development Authority, St. Francis Medical Center (RB) Series A
5.000%, 06/01/20	1,000	1,136
5.000%, 06/01/22	1,570	1,832
Missouri Highway & Transportation Commission (RB) Series A
5.000%, 05/01/22	2,360	2,850

		5,818

Nevada — 1.9%
Clark County, Motor Vehicle Fuel Tax (RB) (AMBAC)
5.000%, 07/01/17	1,805	1,924
Nevada, University System (GO) Series G (NATL-RE)
5.000%, 08/01/16	500	507

		2,431

New Jersey — 1.2%
New Jersey Economic Development Authority (RB)
5.000%, 06/15/18	1,500	1,598

	Par (000)	Value (000)

New York — 3.8%
Long Island Power Authority (RB) Series A
5.000%, 04/01/19	$1,385	$1,553
New York State Thruway Authority (RB) Series A
5.000%, 05/01/19	3,000	3,370

		4,923

North Carolina — 2.8%
Forsyth County (GO) Series B
5.000%, 04/01/19	1,000	1,131
North Carolina Medical Care Commission, North Carolina Baptist Hospital (RB)
5.000%, 06/01/20	2,115	2,419

		3,550

Ohio — 1.7%
Franklin County, OhioHealth Corporation (RB) Series B (VRDN)
5.000%, 11/15/33	1,500	1,603
Hamilton County Hospital Facilities, UC Health (RB)
5.000%, 02/01/23	500	575

		2,178

Pennsylvania — 7.5%
Allegheny County Higher Education Building Authority, Chatham University (RB) Series A
5.000%, 09/01/17	1,010	1,065
5.000%, 09/01/19	610	667
Commonwealth of Pennsylvania (GO) Third Series A
5.000%, 07/15/18	1,695	1,863
Dauphin County (GO)
5.000%, 11/15/18	1,015	1,125
Pennsylvania Economic Development Financing Authority (RB) Series B
5.000%, 07/01/22	1,000	1,027
Pennsylvania Higher Educational Facilities Authority, University of Sciences in Philadelphia (RB) Series A
5.000%, 11/01/23	1,500	1,761
Pennsylvania Housing Finance Agency (RB) Series 105B
4.250%, 04/01/24	500	530
Pittsburgh Public Schools (GO) Series B (AGM)
5.000%, 09/01/16	1,635	1,690

		9,728

Tennessee — 0.7%
Tennessee Housing Development Agency, Residential Finance Program (RB) Series 2C
4.000%, 01/01/45	875	941

Texas — 6.8%
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/18	2,500	2,723
Houston Texas Hotel Occupancy (RB) Series B
5.000%, 09/01/21	140	144

See Notes to Financial Statements.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Texas — continued
Katy Independent School District, School Building (GO) Series A (PSF-GTD)
5.000%, 02/15/21	$2,000	$2,355
Texas, Public Finance Authority (GO) Series A
5.000%, 10/01/17	500	539
University of Texas System (RB) Series A
5.000%, 08/15/21	1,400	1,665
University of Texas System (RB) Series B
5.000%, 08/15/21	1,100	1,308

		8,734

Utah — 3.7%
Nebo School District, School Building (GO)
5.000%, 07/01/19	1,000	1,133
Utah State (GO) Series A
4.000%, 07/01/17	3,485	3,669

		4,802

Virginia — 0.8%
York County Economic Development Authority, Virginia Electric and Power Company Project (RB) Series A (VRDN)
1.875%, 05/01/33	1,050	1,063

Washington — 5.4%
Energy Northwest, Project 3 (RB) Series A
5.000%, 07/01/18	1,985	2,190
Port of Seattle (RB) Series B
5.000%, 03/01/21	2,200	2,567
Washington (GO) Series 2011-A
5.000%, 01/01/18	2,000	2,173

		6,930

Guam — 1.9%
Guam (RB) Series C
5.000%, 11/15/18	2,265	2,476

Total Municipal Bonds (Cost $122,982)		125,007

Value (000)

TOTAL INVESTMENTS — 96.9%

(Cost $122,982)*	$125,007

Other Assets & Liabilities – 3.1%	4,048

TOTAL NET ASSETS — 100.0%	$129,055

*	Aggregate cost for Federal income tax purposes is (000) $ 122,982.

Gross unrealized appreciation (000)	$2,158
Gross unrealized depreciation (000)	(133)

Net unrealized appreciation (000)	$2,025

See Notes to Financial Statements.

P N C  T a x  E x e m p t  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$125,007	$–	$125,007

Total Assets - Investments in Securities	$–	$125,007	$–	$125,007

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Bond Fund	Government Mortgage Fund	High Yield Bond Fund	Intermediate Bond Fund
ASSETS
Investments in non-affiliates at value	$81,356	$52,332	$14,532	$312,949
Investments in affiliates at value	1,223	1,299	850	4,289
Short-term investment in affiliates purchased with collateral from securities loaned at value	356	–	361	2,621

Total Investments at value(1)(2)	82,935	53,631	15,743	319,859

Receivable for investments sold	–	1	–	596
Receivable for shares of beneficial interest issued	–	1	–	2
Interest receivable	412	157	338	1,626
Prepaid expenses	21	20	12	23
Other assets	29	16	2	52

Total Assets	83,397	53,826	16,095	322,158

LIABILITIES
Cash overdraft	1	–	–	3
Payable for collateral received for loaned securities	356	–	361	2,621
Payable for shares of beneficial interest redeemed	46	184	26	19
Payable for investment securities purchased	–	–	–	586
Dividends payable
Class I	51	59	31	192
Class A	1	11	1	2
Class C	–	1	–	–
Investment advisory fees payable	21	10	–	110
12b-1 fees payable
Class A	1	2	–	1
Class C	–	1	–	–
Shareholder servicing fees payable
Class A	1	3	–	2
Administration fees payable	5	3	3	16
Custodian fees payable	3	3	–	3
Transfer agent fees payable	12	12	5	15
Trustees’ deferred compensation payable	29	16	2	52
Trustees’ fees payable	5	4	3	9
Other liabilities	35	36	21	45

Total Liabilities	567	345	453	3,676

TOTAL NET ASSETS	$82,830	$53,481	$15,642	$318,482

Investments in non-affiliates at cost	$80,855	$51,326	$16,712	$314,117
Investments in affiliates at cost	1,223	1,299	850	4,289
Short-term investment in affiliates purchased with collateral from securities loaned at cost	356	–	361	2,621

(1)Total Investments at cost	$82,434	$52,625	$17,923	$321,027

(2)Includes securities on loan with a value of	$337	$–	$344	$2,548

See Notes to Financial Statements.

	Bond Fund	Government Mortgage Fund	High Yield Bond Fund	Intermediate Bond Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$81,323	$52,844	$17,926	$318,647
Undistributed (Distributions in Excess of) Net Investment Income	(28)	(16)	(2)	(42)
Accumulated Net Realized Gain (Loss) on Investments	1,034	(353)	(102)	1,045
Net Unrealized Appreciation/Depreciation on Investments	501	1,006	(2,180)	(1,168)

Total Net Assets	$82,830	$53,481	$15,642	$318,482

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$79,527,183	$43,289,704	$15,119,600	$313,835,911

Class I shares outstanding	7,632,768	4,712,823	2,082,287	28,741,831

Net Asset Value, Offering and Redemption Price Per Share	$10.42	$9.19	$7.26	$10.92

Net assets applicable to Class A	$3,049,201	$9,292,796	$522,301	$4,223,091

Class A shares outstanding	291,856	1,012,201	71,854	386,561

Net Asset Value and Redemption Price Per Share	$10.45	$9.18	$7.27	$10.92

Maximum Offering Price Per Share(3)	$10.94	$9.61	$7.61	$11.43

Maximum Sales Charge Per Share	4.50%	4.50%	4.50%	4.50%

Net assets applicable to Class C	$253,741	$898,982	N/A	$423,415

Class C shares outstanding	24,362	98,001	N/A	38,622

Net Asset Value and Offering Price Per Share(4)	$10.42	$9.17	N/A	$10.96

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund
ASSETS
Investments in non-affiliates at value	$284,529	$185,721	$354,662
Investments in affiliates at value	4,806	3,872	6,587
Short-term investment in affiliates purchased with collateral from securities loaned at value	–	825	–

Total Investments at value(1)(2)	289,335	190,418	361,249

Receivable for investments sold	1	1	–
Receivable for shares of beneficial interest issued	260	63	130
Interest receivable	756	1,255	1,137
Prepaid expenses	25	23	24
Other assets	42	37	52

Total Assets	290,419	191,797	362,592

LIABILITIES
Cash overdraft	1	–	–
Payable for collateral received for loaned securities	–	825	–
Payable for shares of beneficial interest redeemed	154	285	300
Dividends payable
Class I	56	244	65
Class A	1	7	–
Class C	–	1	–
Investment advisory fees payable	89	58	67
12b-1 fees payable
Class A	1	1	–
Class C	–	1	–
Shareholder servicing fees payable
Class A	2	2	–
Administration fees payable	15	10	18
Custodian fees payable	3	4	4
Transfer agent fees payable	15	14	21
Trustees’ deferred compensation payable	42	37	52
Trustees’ fees payable	8	7	10
Other liabilities	35	43	52

Total Liabilities	422	1,539	589

TOTAL NET ASSETS	$289,997	$190,258	$362,003

Investments in non-affiliates at cost	$284,826	$188,101	$355,127
Investments in affiliates at cost	4,806	3,872	6,587
Short-term investment in affiliates purchased with collateral from securities loaned at cost	–	825	–

(1)Total Investments at cost	$289,632	$192,798	$361,714

(2)Includes securities on loan with a value of	$–	$790	$–

See Notes to Financial Statements.

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$290,503	$195,582	$368,130
Undistributed (Distributions in Excess of) Net Investment Income	(72)	28	(39)
Accumulated Net Realized Gain (Loss) on Investments	(137)	(2,972)	(5,623)
Net Unrealized Appreciation/Depreciation on Investments	(297)	(2,380)	(465)

Total Net Assets	$289,997	$190,258	$362,003

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$284,207,493	$181,142,689	$360,610,789

Class I shares outstanding	28,026,996	17,048,721	36,333,930

Net Asset Value, Offering and Redemption Price Per Share	$10.14	$10.63	$9.92

Net assets applicable to Class A	$5,184,579	$8,129,319	$1,392,505

Class A shares outstanding	509,578	764,733	140,142

Net Asset Value and Redemption Price Per Share	$10.17	$10.63	$9.94

Maximum Offering Price Per Share(3)	$10.38	$11.13	$10.04

Maximum Sales Charge Per Share	2.00%	4.50%	1.00%

Net assets applicable to Class C	$604,542	$985,835	N/A

Class C shares outstanding	59,438	92,569	N/A

Net Asset Value and Offering Price Per Share(4)	$10.17	$10.65	N/A

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b er  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Tax Exempt Limited Maturity Bond Fund
ASSETS
Investments in non-affiliates at value	$79,911	$45,103	$43,807	$125,007

Total Investments at value(1)	79,911	45,103	43,807	125,007

Cash	798	3,190	2,203	2,218
Receivable for shares of beneficial interest issued	138	100	1	291
Interest receivable	1,140	681	587	1,755
Prepaid expenses	19	6	6	12
Other assets	15	7	12	16

Total Assets	82,021	49,087	46,616	129,299

LIABILITIES
Payable for shares of beneficial interest redeemed	30	–	41	–
Payable for investment securities purchased	1,368	–	–	–
Dividends payable
Class I	148	91	69	147
Class A	5	–	6	–
Investment advisory fees payable	18	10	15	39
12b-1 fees payable
Class A	1	–	1	–
Shareholder servicing fees payable
Class A	2	–	1	–
Administration fees payable	5	4	3	7
Custodian fees payable	1	1	1	1
Transfer agent fees payable	8	7	8	7
Trustees’ deferred compensation payable	15	7	12	16
Trustees’ fees payable	4	3	4	5
Other liabilities	19	15	14	22

Total Liabilities	1,624	138	175	244

TOTAL NET ASSETS	$80,397	$48,949	$46,441	$129,055

Investments in non-affiliates at cost	$76,281	$43,202	$41,467	$122,982

(1)Total Investments at cost	$76,281	$43,202	$41,467	$122,982

See Notes to Financial Statements.

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Tax Exempt Limited Maturity Bond Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$76,372	$46,928	$43,141	$127,219
Undistributed (Distributions in Excess of) Net Investment Income	147	(3)	(66)	(20)
Accumulated Net Realized Gain (Loss) on Investments	248	123	1,026	(169)
Net Unrealized Appreciation/Depreciation on Investments	3,630	1,901	2,340	2,025

Total Net Assets	$80,397	$48,949	$46,441	$129,055

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$77,316,187	$48,718,613	$41,778,360	$128,822,604

Class I shares outstanding	8,006,113	4,386,058	3,807,791	12,355,586

Net Asset Value, Offering and Redemption Price Per Share	$9.66	$11.11	$10.97	$10.43

Net assets applicable to Class A	$2,786,660	$208,561	$4,198,324	$232,011

Class A shares outstanding	289,701	18,791	383,780	22,236

Net Asset Value and Redemption Price Per Share	$9.62	$11.10	$10.94	$10.43

Maximum Offering Price Per Share(2)	$9.92	$11.44	$11.28	$10.75

Maximum Sales Charge Per Share	3.00%	3.00%	3.00%	3.00%

Net assets applicable to Class C	$294,468	$22,121	$464,517	N/A

Class C shares outstanding	30,920	1,993	42,567	N/A

Net Asset Value and Offering Price Per Share(3)	$9.52	$11.10	$10.91	N/A

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(3)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x - M o n t h  P e r i o d  E n d e d  N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Bond Fund	Government Mortgage Fund	High Yield Bond Fund	Intermediate Bond Fund
Investment Income:
Interest from unaffiliated investments	$1,676	$904	$529	$3,214
Dividends from unaffiliated investments	–	–	1	–
Dividends from affiliated investments(1)	1	–	–	1
Security lending income(2)	1	–	15	5
Total Investment Income	1,678	904	545	3,220
Expenses:
Investment advisory fees	263	113	43	656
Administration fees	35	16	7	84
12b-1 fees:
Class A	–	1	–	–
Class C	1	4	–	2
Shareholder servicing fees:
Class A	4	12	1	5
Class C	–	1	–	–
Transfer agent fees	20	22	10	23
Custodian fees	4	5	1	5
Professional fees	22	15	13	35
Pricing service fees	12	17	5	11
Printing and shareholder reports	6	6	3	8
Registration and filing fees	19	18	14	21
Trustees’ fees	7	4	3	13
Miscellaneous	4	4	–	9
Total Expenses	397	238	100	872
Less:
Waiver of investment advisory fees(1)	(22)	(17)	(34)	(1)
Net Expenses	375	221	66	871
Net Investment Income (Loss)	1,303	683	479	2,349
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	381	(114)	(346)	206
Net change in unrealized appreciation/depreciation on investments	(2,053)	(599)	(1,514)	(4,290)
Net Gain (Loss) on Investments	(1,672)	(713)	(1,860)	(4,084)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(369)	$(30)	$(1,381)	$(1,735)

(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund
Investment Income:
Interest from unaffiliated investments	$1,768	$2,921	$1,289
Dividends from affiliated investments(1)	2	1	2
Security lending income(2)	–	12	–
Total Investment Income	1,770	2,934	1,291
Expenses:
Investment advisory fees	538	382	376
Administration fees	79	50	96
12b-1 fees:
Class A	1	1	–
Class C	2	4	–
Shareholder servicing fees:
Class A	6	7	2
Class C	1	1	–
Transfer agent fees	25	23	26
Custodian fees	5	5	6
Professional fees	34	25	39
Pricing service fees	8	17	5
Printing and shareholder reports	9	8	10
Registration and filing fees	24	22	21
Trustees’ fees	12	8	14
Miscellaneous	11	7	20
Total Expenses	755	560	615
Less:
Waiver of investment advisory fees(1)	(2)	(16)	(2)
Waiver of 12b-1 fees:
Class C	(1)	–	–
Net Expenses	752	544	613
Net Investment Income (Loss)	1,018	2,390	678
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	121	(706)	(111)
Net change in unrealized appreciation/depreciation on investments	(1,365)	(4,444)	(489)
Net Gain (Loss) on Investments	(1,244)	(5,150)	(600)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(226)	$(2,760)	$78

(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S   ( 0 0 0 )

F o r  t h e   S i x - M o n t h  P e r i o d  E n d e d  N o v e m b e r  3 0 ,  2 0 1 5  ( Un a u d i t e d )

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Tax Exempt Limited Maturity Bond Fund
Investment Income:
Interest	$1,230	$754	$706	$1,342
Total Investment Income	1,230	754	706	1,342
Expenses:
Investment advisory fees	159	100	95	262
Administration fees	22	14	14	35
12b-1 fees:
Class A	1	–	1	–
Class C	1	–	2	–
Shareholder servicing fees:
Class A	3	–	5	–
Class C	–	–	1	–
Transfer agent fees	15	14	15	11
Custodian fees	2	1	1	2
Professional fees	16	14	14	19
Pricing service fees	4	3	3	8
Printing and shareholder reports	5	4	4	5
Registration and filing fees	22	6	7	13
Trustees’ fees	5	4	4	7
Miscellaneous	2	1	2	3
Total Expenses	257	161	168	365
Less:
Waiver of investment advisory fees(1)	(41)	(29)	–	(17)
Net Expenses	216	132	168	348
Net Investment Income (Loss)	1,014	622	538	994
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	199	183	357	112
Net change in unrealized appreciation/depreciation on investments	350	26	28	403
Net Gain (Loss) on Investments	549	209	385	515
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,563	$831	$923	$1,509

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

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P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )  ( U n a u d i t e d )

			Government		High Yield
	Bond Fund		Mortgage Fund		Bond Fund
	For the Six-Month Period Ended November 30, 2015	For the Year Ended May 31, 2015	For the Six-Month Period Ended November 30, 2015	For the Year Ended May 31, 2015	For the Six-Month Period Ended November 30, 2015	For the Year Ended May 31, 2015

Investment Activities:
Net investment income (loss)	$1,303	$2,736	$683	$1,304	$479	$1,339
Net realized gain (loss) on investments sold	381	2,004	(114)	278	(346)	413
Net change in unrealized appreciation/depreciation on investments	(2,053)	(1,279)	(599)	59	(1,514)	(1,630)
Net increase (decrease) in net assets resulting from operations	(369)	3,461	(30)	1,641	(1,381)	122
Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(1,274)	(2,979)	(567)	(1,366)	(464)	(1,314)
Class A	(27)	(67)	(106)	(252)	(15)	(28)
Class C	(1)	(2)	(8)	(23)	–	–
Distributions from net realized gains:
Class I	–	(470)	–	–	–	(342)
Class A	–	(10)	–	–	–	(7)
Class C	–	(1)	–	–	–	–
Total dividends and distributions	(1,302)	(3,529)	(681)	(1,641)	(479)	(1,691)
Share Transactions:
Proceeds from shares issued:
Class I	8,284	28,080	537	21,245	740	3,732
Class A	9	50	17	200	139	61
Class C	10	51	16	7	–	–
Reinvestment of dividends and distributions:
Class I	956	2,685	217	537	268	1,205
Class A	20	57	38	94	9	25
Class C	1	3	4	9	–	–
Total proceeds from shares issued and reinvested	9,280	30,926	829	22,092	1,156	5,023
Value of shares redeemed:
Class I	(73,508)	(59,282)	(7,226)	(22,711)	(3,249)	(13,950)
Class A	(198)	(482)	(525)	(1,298)	(187)	(59)
Class C	(17)	(90)	(294)	(469)	–	–
Total value of shares redeemed	(73,723)	(59,854)	(8,045)	(24,478)	(3,436)	(14,009)
Increase (decrease) in net assets from share transactions	(64,443)	(28,928)	(7,216)	(2,386)	(2,280)	(8,986)
Total increase (decrease) in net assets	(66,114)	(28,996)	(7,927)	(2,386)	(4,140)	(10,555)
Net Assets:
Beginning of period	148,944	177,940	61,408	63,794	19,782	30,337
End of period*	$82,830	$148,944	$53,481	$61,408	$15,642	$19,782

*Including undistributed (distributions in excess of) net investment income	$(28)	$(29)	$(16)	$(18)	$(2)	$(2)

See Notes to Financial Statements.

Intermediate	Limited	Total Return	Ultra Short
Bond Fund	Maturity Bond Fund	Advantage Fund	Bond Fund

For the		For the		For the		For the
Six-Month	For the	Six-Month	For the	Six-Month	For the	Six-Month	For the
Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
November 30,	May 31,	November 30,	May 31,	November 30,	May 31,	November 30,	May 31,
2015	2015	2015	2015	2015	2015	2015	2015

$2,349	$4,099	$1,018	$1,409	$2,390	$4,584	$678	$829
206	1,918	121	462	(706)	3,198	(111)	(109)

(4,290)	(991)	(1,365)	(525)	(4,444)	(3,730)	(489)	(176)

(1,735)	5,026	(226)	1,346	(2,760)	4,052	78	544

(2,324)	(4,078)	(1,007)	(1,766)	(2,310)	(4,831)	(677)	(1,484)
(24)	(49)	(11)	(23)	(64)	(85)	(1)	(2)
(1)	(1)	–	–	(8)	(13)	–	–
–	(1,306)	–	–	–	–	–	–
–	(17)	–	–	–	–	–	–
–	(2)	–	–	–	–	–	–
(2,349)	(5,453)	(1,018)	(1,789)	(2,382)	(4,929)	(678)	(1,486)

9,736	24,738	39,299	85,987	8,153	20,057	80,715	239,514
273	92	483	4,140	4,701	176	1	13
35	55	10	21	5	134	–	–
1,219	3,472	679	1,159	798	1,297	301	538
20	55	10	19	48	60	1	2
1	2	–	–	1	3	–	–

11,284	28,414	40,481	91,326	13,706	21,727	81,018	240,067

(24,559)	(58,170)	(75,887)	(103,196)	(14,104)	(78,727)	(127,345)	(264,904)
(177)	(966)	(1,023)	(1,703)	(534)	(806)	(161)	(742)
(28)	(358)	(54)	(655)	(70)	(96)	–	–
(24,764)	(59,494)	(76,964)	(105,554)	(14,708)	(79,629)	(127,506)	(265,646)
(13,480)	(31,080)	(36,483)	(14,228)	(1,002)	(57,902)	(46,488)	(25,579)
(17,564)	(31,507)	(37,727)	(14,671)	(6,144)	(58,779)	(47,088)	(26,521)

336,046	367,553	327,724	342,395	196,402	255,181	409,091	435,612
$318,482	$336,046	$289,997	$327,724	$190,258	$196,402	$362,003	$409,091

$(42)	$(42)	$(72)	$(72)	$28	$20	$(39)	$(39)

See Notes to Financial Statements.

P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )  ( U n a u d i t e d )

					Ohio Intermediate
	Intermediate Tax Exempt		Maryland Tax Exempt		Tax Exempt
	Bond Fund		Bond Fund		Bond Fund
	For the		For the		For the
	Six-Month	For the	Six-Month	For the	Six-Month	For the
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	November 30,	May 31,	November 30,	May 31,	November 30,	May 31,
	2015	2015	2015	2015	2015	2015

Investment Activities:
Net investment income (loss)	$1,014	$2,085	$622	$1,376	$538	$1,403
Net realized gain (loss) on investments sold	199	559	183	(64)	357	669
Net change in unrealized appreciation/depreciation on investments	350	(683)	26	(185)	28	(1,120)
Net increase (decrease) in net assets resulting from operations	1,563	1,961	831	1,127	923	952
Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(978)	(2,008)	(619)	(1,366)	(490)	(1,287)
Class A	(32)	(80)	(3)	(10)	(45)	(112)
Class C	(3)	(6)	–	(1)	(3)	(7)
Distributions from net realized gains:
Class I	–	(2,268)	–	(341)	–	(678)
Class A	–	(94)	–	(3)	–	(63)
Class C	–	(11)	–	–	–	(6)
Total dividends and distributions	(1,013)	(4,467)	(622)	(1,721)	(538)	(2,153)
Share Transactions:
Proceeds from shares issued:
Class I	4,512	4,249	563	249	950	1,886
Class A	73	841	–	12	60	8
Class C	6	147	1	1	–	–
Reinvestment of dividends and distributions:
Class I	62	383	24	93	22	136
Class A	19	118	1	4	38	147
Class C	2	12	–	1	2	10
Total proceeds from shares issued and reinvested	4,674	5,750	589	360	1,072	2,187
Value of shares redeemed:
Class I	(3,409)	(8,531)	(2,412)	(4,536)	(4,017)	(13,323)
Class A	(147)	(887)	(100)	(259)	(452)	(825)
Class C	(107)	(107)	(35)	(1)	–	(1)
Total value of shares redeemed	(3,663)	(9,525)	(2,547)	(4,796)	(4,469)	(14,149)
Increase (decrease) in net assets from share transactions	1,011	(3,775)	(1,958)	(4,436)	(3,397)	(11,962)
Total increase (decrease) in net assets	1,561	(6,281)	(1,749)	(5,030)	(3,012)	(13,163)
Net Assets:
Beginning of period	78,836	85,117	50,698	55,728	49,453	62,616
End of period*	$80,397	$78,836	$48,949	$50,698	$46,441	$49,453

*Including undistributed (distributions in excess of) net investment income	$147	$146	$(3)	$(3)	$(66)	$(66)

See Notes to Financial Statements.

	Tax Exempt
	Limited Maturity
	Bond Fund
	For the
	Six-Month	For the
	Period Ended	Year Ended
	November 30,	May 31,
	2015	2015

Investment Activities:
Net investment income (loss)	$994	$2,091
Net realized gain (loss) on investments sold	112	2
Net change in unrealized appreciation/depreciation on investments	403	(1,466)
Net increase (decrease) in net assets resulting from operations	1,509	627
Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(992)	(2,085)
Class A	(2)	(6)
Total dividends and distributions	(994)	(2,091)
Proceeds from shares issued:
Class I	18,348	18,514
Class A	–	10
Reinvestment of dividends:
Class I	87	195
Class A	1	5
Total proceeds from shares issued and reinvested	18,436	18,724
Value of shares redeemed:
Class I	(23,207)	(28,966)
Class A	(222)	(28)
Total value of shares redeemed	(23,429)	(28,994)
Increase (decrease) in net assets from share transactions	(4,993)	(10,270)
Total increase (decrease) in net assets	(4,478)	(11,734)
Net Assets:
Beginning of period	133,533	145,267
End of period*	$129,055	$133,533

*Including undistributed (distributions in excess of ) net investment income	$(20)	$(20)

See Notes to Financial Statements.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

1. Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of November 30, 2015, the Trust offered for sale shares of 33 Funds. Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds, as defined below, Class I Shares, Class R Shares, Class R4 Shares and Class R5 Shares are sold without a sales charge; Equity, Fixed Income and Tax Exempt Bond Funds’ Class A Shares are sold subject to a front-end sales charge; and Equity, Fixed Income and Tax Exempt Bond Funds’ Class C Shares are sold with a contingent deferred sales charge. Front-end sales charges and contingent deferred sales charges may be reduced or waived under certain circumstances.

Effective May 1, 2015, the Trust began offering Class T Shares of PNC Balanced Allocation Fund, PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund. Class T Shares are sold subject to a front end sales charge.

As of November 30, 2015, the Trust offered five categories of Funds:

Target Date Funds

PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund;

Equity Funds

PNC Balanced Allocation Fund, PNC International Equity Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Mid Cap Fund, PNC Mid Cap Index Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund, PNC Small Cap Fund and PNC Small Cap Index Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Money Market Fund, PNC Tax Exempt Money Market Fund and PNC Treasury Money Market Fund.

The financial statements presented herein are those of the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds (each referred to as a “Fund,” or collectively as the “Funds”). The financial statements of the Money Market Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Effective June 1, 2015, the Funds adopted guidance issued by the Financial Accounting Standards Board (“FASB”) that expanded secured borrowing accounting for certain repurchase agreements and also set forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. Adoption of the guidance necessitated additional disclosure related to securities lending (see Note 9).

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The funds typically value equity securities, exchange-traded funds (“ETFs”), master limited partnerships (“MLPs”), and other equity securities listed on a securities exchange or quoted on a national market system based on the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, or the exchange on which they are traded, when market quotations are readily available for such a security. The Funds’ value their portfolio securities for purposes of calculating their net asset values using procedures approved by the Funds’ Board of Trustees. Those procedures allow for a variety of methodologies to be used to value a Fund’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time a Fund calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. Accordingly, the methodologies summarized below are not an exhaustive list of the methodologies a Fund may use to value a security and they may not represent the means by which a Fund’s investments are valued on any particular day. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Equity securities and ETFs for which there were no transactions, and for which market quotations are not readily available, are typically valued at the mean between the most recent bid and asked prices. Assets of the Funds invested in debt securities are typically valued based on evaluations provided by an independent pricing service (“Service”) approved by the Board of Trustees of the Trust (the “Board”). A number of pricing services are available and the Funds may use various pricing services or discontinue the use of any pricing service. When quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by a Service from dealers in such securities). The Funds, under supervision of the Board, reserve the right to alternatively utilize the mean between the most recent bid and asked prices for fixed income securities, should such prices be determined to more accurately represent the value of those fixed income securities. Debt securities as well as other investments may be carried at fair value based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions.

Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Such securities are generally valued at the preceding closing values of such securities on their respective exchanges. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security at the official close of trading on the day of valuation. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate at the close of market on the day of valuation. Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which a Fund’s net asset value is not calculated. In such cases, the net asset value of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

Investments in underlying PNC Funds or in any other mutual funds are valued at their respective net asset values as determined by those funds each business day.

Forward currency contracts are valued based upon closing forward foreign exchange rates from each respective foreign market.

Futures contracts are valued at the daily quoted settlement prices at the official close of trading on the day of valuation.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading, that affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by the Service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the incidence of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect

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the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels. Assets and liabilities reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

●	Level 1 — quoted prices in active markets for identical assets and liabilities, including, but not limited to:

Equity securities and ETFs for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

Futures contracts which are valued at their daily closing price on the primary exchange on which they are traded.

●	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; certain non-exchange traded derivatives such as swaps, forwards, or over-the-counter traded options based on pricing models using inputs observed on actively quoted markets; or, observable correlated market inputs.

Equity Securities – certain foreign equity securities that are fair value adjusted through an independent pricing service, which considers statistically relevant trading pattern correlations in relation to the intraday trading in the U.S. securities markets, such as the movement of certain indexes, American Depositary Receipts, futures or ETFs.

Fixed Income Securities – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

●	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period. Certain foreign equity securities are fair value adjusted through a Service which considers statistically relevant trading patterns. Such securities may periodically move between input valuation Level 1 and input valuation Level 2 based on whether or not they meet fair value adjustment trigger requirements. Securities that meet the fair value adjustment trigger requirements are considered input valuation Level 2 securities.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures and forwards, which are reflected in net assets at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of November 30, 2015 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Dividends are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the respective Fund is notified. Certain countries may impose taxes on the Funds with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Expenses that are common to all of the Funds in the Trust are allocated among the Funds primarily on the basis of each Fund’s respective average net assets. However, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or straight-line allocation across Funds. Expenses that are common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

With respect to the Fixed Income and Tax Exempt Bond Funds, dividends from net investment income are declared daily and paid monthly. Dividends from net investment income, if any, for Retirement Income, Balanced Allocation, Large Cap Core, Large Cap Value and S&P 500 Index Funds are declared and paid quarterly. Dividends from net investment income, if any, for Target 2020, Target 2030, Target 2040, Target 2050, International Equity, Large Cap Growth, Mid Cap, Mid Cap Index, Multi-Factor Small Cap Core, Multi-Factor Small Cap Growth, Multi-Factor Small Cap Value, Small Cap and Small Cap Index Funds are declared and paid annually. Net realized capital gains, if any, will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Exchange-Traded Funds

Certain Funds may invest in ETFs. The ETFs in which the Funds may invest may include actively managed ETFs as well as ETFs that generally seek investment results that correspond generally to the performance, before fees and expenses, of an underlying index. As a result, adverse performance of a particular security in an ETF’s underlying portfolio will ordinarily not result in the elimination of the security from the ETF’s portfolio. Each ETF offers and issues shares at its net asset value per share only to certain institutional investors in aggregations of a specified number of shares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. ETFs are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges.

ETFs are subject to additional risks due to their shares being listed and traded on securities exchanges. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand as well as changes in market value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to NAV.

There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Inflation-Indexed Securities

Certain Funds may invest in inflation-protected securities either directly or through pooled investment vehicles such as ETFs or mutual funds. Inflation-protected securities, unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The

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interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity. The Target Date Funds primarily utilize pooled investment vehicles that hold Inflation-Indexed Securities in order to maintain exposure to TIPS.

Master Limited Partnerships

Certain Funds may invest in MLPs. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity, have a limited role in the operation and management of the entity, and receive cash distributions.

Derivative Financial Instruments

Commodity-Linked Instruments

Certain Funds may invest in commodities indirectly through pooled investment vehicles such as ETFs or mutual funds. Pooled investment vehicles may hold commodities, commodities-based derivatives or financial instruments where the reference asset is a commodity or commodity index. Such investments in commodities or commodity-linked instruments may expose the pooled investment vehicle to greater volatility than investments in traditional securities. The prices of commodities can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries, potentially causing the value of a Fund’s securities to be more volatile or to decline in value significantly. In addition, political, economic and other conditions in a limited number of commodity-producing countries may have a direct effect on the market value of commodities and the companies that engage in related businesses. Pooled investment vehicles may use commodities-based derivatives that are leveraged and therefore may magnify or otherwise increase investment losses to a Fund.

Foreign Equity Certificates

Certain Funds may invest in foreign equity certificates (“certificates”) which are sometimes also called equity-linked certificates or participation notes and may be issued in various forms such as low exercise price or Rule 144A warrants. When doing so, the Fund purchases the certificates from an issuer, who may or may not hold shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. Such certificates are typically utilized as a cost-effective means of direct investment into certain markets. In addition to the market risk related to the value of the underlying equity security, the Fund bears additional counterparty risk to the issuer or guarantor of the unsecured notes.

Forward Currency Contracts

Certain Funds may enter into forward currency contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Funds to establish a rate of exchange for a future point in time. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. Such contracts, which may be designed to protect the value of the Fund’s investment securities against an adverse movement in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to an adverse movement in the value of a hedged currency, at the same time they tend to limit the potential gain that might be realized should the value of such foreign currency unexpectedly move opposite to the hedge. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The unrealized gain or loss on open forward currency contracts at November 30, 2015 is included in the respective Fund’s Schedule of Investments. The change in the unrealized gain or loss on open forward currency contracts and the gain or loss recognized upon the close of forward currency contracts for the the six-month period ended November 30, 2015 are included in the respective Fund’s Statement of Operations.

Futures Contracts

Certain Funds may invest in futures contracts on among other things, stocks, stock indexes, financial instruments (such as a U.S. government security or other fixed income security), interest rates, currencies, or inflation indexes and in options on futures contracts. A futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a financial instrument or money at a specified time and price. Futures contracts are valued at the daily quoted settlement prices. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract and are included in the respective Fund’s Statement of Assets and Liabilities. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The unrealized gain or loss on open futures contracts at November 30, 2015 is included in the respective Fund’s Schedule of Investments. The change in the unrealized gain or loss on open futures contracts and the gain or loss recognized upon the close of futures contracts for the six-month period ended November 30, 2015 are included in the respective Fund’s Statement of Operations.

There are several risks associated with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures are may be used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Equity Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. Details of futures contracts open as of November 30, 2015 are included in the respective Fund’s Schedule of Investments.

Derivative Holdings Categorized by Risk Exposure

The following information is intended to enable financial statement users to understand how derivatives are accounted for and how derivative instruments affect a Fund’s financial position and results of operations. The derivative instruments listed in the following tables were not designated in qualifying hedge accounting relationships.

Location on the Statement of Assets and Liabilities
Derivative Type	Asset Derivative Value	Liability Derivative Value
Equity contracts	Variation margin receivable from broker for open futures contracts*	Variation margin payable to broker for open futures contracts*

Foreign exchange contracts	Net unrealized appreciation on forward currency contracts	Net unrealized depreciation on forward currency contracts

*The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation/depreciation for open futures contracts. The balance presented below is the cumulative change in unrealized appreciation/depreciation from the date the contract was opened until November 30, 2015 and is included in the Net Assets of the Fund.

	Equity Contracts (000)	Foreign Exchange Contracts (000)	Total Value at 11/30/15 (000)
Asset Derivative Value
Balanced Allocation Fund
Forward Currency Contracts	$ –	$ 10	$ 10
International Equity Fund
Forward Currency Contracts	$ –	$495	$ 495
Futures Contracts	920	–	920
	$920	$495	$1,415
Large Cap Growth Fund
Futures Contracts	$ 79	$ –	$ 79

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		Foreign	Total Value
	Equity	Exchange	at
	Contracts	Contracts	11/30/15
	(000)	(000)	(000)
S&P 500 Index Fund Futures Contracts	$70	$–	$70

Location on the Statement of Operations
Derivative Type
Equity contracts	Net realized gain (loss) on futures

Net change in unrealized appreciation/depreciation on futures

Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions

Net change in unrealized appreciation/depreciation on foreign currency translation

		Foreign	Total Value
	Equity	Exchange	at
	Contracts	Contracts	11/30/15
	(000)	(000)	(000)
Realized Gain (Loss) on Derivatives Recognized in Income

Balanced Allocation Fund
Futures Contracts	$15	$–	$15
Forward Currency Contracts	–	33	33

	$15	$33	$48

International Equity Fund
Futures Contracts	$(678)	$–	$(678)
Forward Currency Contracts	–	1,674	1,674

	$(678)	$1,674	$996

Large Cap Growth Fund
Futures Contracts	$(74)	$–	$(74)

S&P 500 Index Fund
Futures Contracts	$(42)	$–	$(42)

Small Cap Fund
Futures Contracts	$44	$–	$44

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Balanced Allocation Fund
Futures Contracts	$(14)	$–	$(14)
Forward Currency Contracts	–	(36)	(36)

	$(14)	$(36)	$(50)

International Equity Fund
Futures Contracts	$518	$–	$518
Forward Currency Contracts	–	(1,826)	(1,826)

	$518	$(1,826)	$(1,308)

Large Cap Growth Fund
Futures Contracts	$68	$–	$68

S&P 500 Index Fund
Futures Contracts	$38	$–	$38

Small Cap Fund
Futures Contracts	$(42)	$–	$(42)

During the six-month period ended November 30, 2015, the futures and forwards transactions executed by the Equity Funds are shown in the following table.

	Notional Cost	Notional Cost	Notional Cost	Notional Cost
	of Contracts	of Contracts	of Contracts	of Contracts
	May 31, 2015	Opened	Closed	November 30, 2015
	(000)	(000)	(000)	(000)
Balanced Allocation Fund

Forward Currency Contracts	$585	$1,128	$(1,155)	$558

Futures Contracts	155	164	(319)	–

International Equity Fund

Forward Currency Contracts	29,667	67,633	(68,983)	28,317

Futures Contracts	14,802	27,159	(33,099)	8,862

Large Cap Growth Fund

Futures Contracts	1,042	2,606	(2,479)	1,169

Multi-Factor Small Cap Core Fund

Futures Contracts	–	7,511	(7,511)	–

Multi-Factor Small Cap Growth Fund

Futures Contracts	–	1,817	(1,817)	–

S&P 500 Index Fund

Futures Contracts	1,021	2,008	(2,059)	970

Small Cap Fund

Futures Contracts	1,202	1,260	(2,462)	–

Master Agreements and Netting Arrangements

Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association (“ISDA”) Agreements and a Securities Loan Agreement, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event, default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash but can include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Offsetting of Financial and Derivative Assets and Liabilities

The following tables show the financial and derivative instruments of each Fund that are subject to Master Agreements (or similar arrangements) and the collateral received and pledged in connection with the netting arrangements at November 30, 2015.

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Offsetting of Financial and Derivative Assets
		Gross Amounts	Gross Amounts	Net Amounts
		Presented in the	Netted in the	Presented in the
		Statement of	Statement of	Statement of
	Form of	Assets	Assets	Assets		Cash
	Master	and	and	and	Financial	Collateral	Net
	Agreement	Liabilities	Liabilities	Liabilities	Instruments	Received(1)	Amount
Description		(000)	(000)	(000)	(000)	(000)	(000)
Balanced Allocation Fund
Forward Currency Contracts	ISDA	$10	$–	$10	$–	$–	$10
Securities Lending(2)	Securities Loan Agreement	7,275	–	7,275	–	(7,275)	–
		$7,285	$–	$7,285	$–	$(7,275)	$10
International Equity Fund
Forward Currency Contracts	ISDA	$495	$–	$495	$–	$–	$495
Securities Lending(2)	Securities Loan Agreement	30,868	–	30,868	–	(30,868)	–
		$31,363	$–	$31,363	$–	$(30,868)	$495
Large Cap Core Fund
Securities Lending(2)	Securities Loan Agreement	$269	$–	$269	$–	$(269)	$–
Mid Cap Fund
Securities Lending(2)	Securities Loan Agreement	$490	$–	$490	$–	$(490)	$–
Multi-Factor Small Cap Core Fund
Securities Lending(2)	Securities Loan Agreement	$3,943	$–	$3,943	$–	$(3,943)	$–
Multi-Factor Small Cap Growth Fund
Securities Lending(2)	Securities Loan Agreement	$1,264	$–	$1,264	$–	$(1,264)	$–
Multi-Factor Small Cap Value Fund
Securities Lending(2)	Securities Loan Agreement	$2,435	$–	$2,435	$–	$(2,435)	$–
S&P 500 Index Fund
Securities Lending(2)	Securities Loan Agreement	$105	$–	$105	$–	$(105)	$–
Small Cap Fund
Securities Lending(2)	Securities Loan Agreement	$40,260	$–	$40,260	$–	$(40,260)	$–
Bond Fund
Securities Lending(2)	Securities Loan Agreement	$337	$–	$337	$–	$(337)	$–
High Yield Bond Fund
Securities Lending(2)	Securities Loan Agreement	$344	$–	$344	$–	$(344)	$–
Intermediate Bond Fund
Securities Lending(2)	Securities Loan Agreement	$2,548	$–	$2,548	$–	$(2,548)	$–
Total Return Advantage Fund
Securities Lending(2)	Securities Loan Agreement	$790	$–	$790	$–	$(790)	$–
(1)Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

(2)Reflects the market value of securities on loan as presented on the Schedule of Investments. Short-term investments purchased with collateral from  securities lending and the related liability to repay the collateral is reported on the Statement of Assets and Liabilities.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory and Sub-Advisory Fees

Fees paid by the Trust pursuant to the Advisory Agreement with PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and are calculated at an annual rate of each Fund’s average daily net assets.

Target Date Funds

The Adviser and the Target Date Funds have entered into an investment advisory agreement pursuant to which each Fund will pay the Adviser a fee equal to the annual rate of 0.40% of that Fund’s average daily net assets that are not invested in (1) other registered investment companies, (2) pooled investment vehicles that charge a fee for advisory services, and (3) exchange-traded notes the contractual returns of which are calculated by reference to the performance of a broad-based securities market index (collectively referred to as “Investment Companies”). The Adviser has contractually agreed to waive its management fee and reimburse or pay certain operating expenses for each

Fund to the extent the Fund’s other expenses exceed 0.10% , 0.35% and 0.60% for Class I, Class R and Class T Shares, respectively, on an annualized basis, excluding certain expenses such as extraordinary expenses, administrative fees payable to the Adviser, taxes, portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense, dividend expenses related to short sales and the operating expenses of each Fund’s underlying investments). This expense limitation agreement will apply until April 27, 2016, at which time the Fund’s Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time.

The following table lists the contractual advisory fees and expense reimbursements that were in effect during the six-month period ended November 30, 2015 for the Target Date Funds.

	Advisory Fees as a Percentage of Average Net Assets
		Expense
	Annual Rate*	Reimbursement
Retirement Income Fund	0.00%	5.69%

Target 2020 Fund	0.00%	3.22%

Target 2030 Fund	0.00%	2.80%

Target 2040 Fund	0.00%	5.53%

Target 2050 Fund	0.00%	17.42%

*	During the six-month period ended November 30, 2015, the Target Date Funds were solely invested in Investment Companies.

Equity Funds

The following tables list the contractual advisory fees and fee waivers that were in effect during the six-month period ended November 30, 2015 for the Equity Funds.

	Advisory Fees as a Percentage of Average Net Assets
	Annual Rate			Effective Annual Rate	Fee Waiver*	Net Effective Annual Rate	Expense Reimbursement*
Balanced Allocation Fund	0.75%			0.75%	0.24%	0.51%	N/A

International Equity Fund	0.90%			0.90%	0.06%	0.84%	N/A

Mid Cap Fund	0.75%			0.75%	0.75%	0.00%	0.13%

Mid Cap Index Fund	0.15%			0.15%	0.15%	0.00%	1.83%

Multi-Factor Small Cap Core Fund	0.90%			0.90%	0.30%	0.60%	N/A

Multi-Factor Small Cap Growth Fund	0.90%			0.90%	0.56%	0.34%	N/A

Multi-Factor Small Cap Value Fund	0.90%			0.90%	0.71%	0.19%	N/A

Small Cap Fund	0.90%			0.90%	0.10%	0.80%	N/A

Small Cap Index Fund	0.15%			0.15%	0.15%	0.00%	1.15%

	First $1 Billion	Next $500 Million	$1.5 Billion and Over	Effective Annual Rate	Fee Waiver*	Net Effective Annual Rate	Expense Reimbursement*
Large Cap Core Fund	0.75%	0.70%	0.65%	0.75%	0.34%	0.41%	N/A

Large Cap Growth Fund	0.75%	0.70%	0.65%	0.75%	0.09%	0.66%	N/A

Large Cap Value Fund	0.75%	0.70%	0.65%	0.75%	0.06%	0.69%	N/A

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

Advisory Fees as a Percentage of Average Net Assets
Annual Rate
Net
				Effective		Effective
	First	Next	$150 Million	Annual	Fee	Annual	Expense
	$50 Million	$100 Million	and Over	Rate	Waiver*	Rate	Reimbursement*
S&P 500 Index Fund	0.15%	0.10%	0.075%	0.11%	0.11%	0.00%	0.01%

*

These waivers and reimbursements, which are presented on an annualized basis in the above table, are the result of the contractual expense limitation agreement which will apply until September 27, 2016, except that it may be terminated by the Board at any time. Each Fund may be obligated to pay the Adviser all amounts previously waived or reimbursed by the Adviser pursuant to the expense limitation agreements. For additional detail, see “Expense Recoupment,” below.

Polaris Capital Management, LLC (“Polaris”), an independent registered investment adviser, serves as sub-adviser to a portion of the managed assets of International Equity Fund. For its services, Polaris is paid a sub-advisory fee by the Adviser based on the portion of assets of International Equity Fund allocated to Polaris as follows: 0.35% of the first $125 million of assets managed, 0.40% of the assets managed between $125 million and $200 million and 0.50% of assets managed in excess of $200 million.

The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements may be voluntary or contractual. The Adviser contractually agreed to waive fees and reimburse expenses to the extent necessary so that the total annual fund operating expenses of Class I, Class A, Class C, Class R4, Class R5 and Class T Shares of certain Funds do not exceed the percentage of average daily net assets as set forth below:

	Total Annual Fund Operating Expenses after Fee Waivers
	Class I	Class A	Class C	Class R4	Class R5	Class T
Balanced Allocation Fund	0.95%	1.24%	1.95%	N/A	N/A	1.45%
International Equity Fund	0.98%	1.28%	1.98%	N/A	N/A	N/A
Large Cap Core Fund	0.90%	1.18%	1.90%	N/A	N/A	N/A
Large Cap Growth Fund	0.90%	1.20%	1.90%	N/A	N/A	N/A
Large Cap Value Fund	0.90%	1.20%	1.90%	N/A	N/A	N/A
Mid Cap Fund	1.25%	1.51%	2.25%	N/A	N/A	N/A
Mid Cap Index Fund	0.25%	N/A	N/A	0.40%	0.30%	N/A
Multi-Factor Small Cap Core Fund	0.85%	1.15%	N/A	N/A	N/A	N/A
Multi-Factor Small Cap Growth Fund	0.85%	1.15%	1.85%	N/A	N/A	N/A
Multi-Factor Small Cap Value Fund	0.85%	1.15%	1.85%	N/A	N/A	N/A
S&P 500 Index Fund	0.20%	0.45%	1.20%	0.35%	0.25%	N/A
Small Cap Fund	0.99%	1.29%	1.99%	N/A	N/A	N/A
Small Cap Index Fund	0.25%	N/A	N/A	0.40%	0.30%	N/A

The expense limitation agreement for the Funds listed in the table above will apply until at least September 27, 2016, at which time the Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time. Prior to September 28, 2015, the Adviser limited total operating expenses of PNC Balanced Allocation Fund at 1.29%, 2.00%, 1.00% and 1.50% for Class A, Class C, Class I and Class T Shares, respectively, the total operating expenses of PNC Large Cap Core Fund at 1.22%, 1.94% and 0.94% for Class A, Class C and Class I Shares, respectively, the total operating expenses of PNC Large Cap Growth Fund and PNC Large Cap Value Fund at 1.28%, 1.98% and 0.98% for Class A, Class C and Class I Shares, respectively, the total operating expenses of PNC Mid Cap Fund at 1.53% for Class A Shares and the total operating expenses of PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund and PNC Multi-Factor Small Cap Value Fund at 1.13% for Class A Shares.

Fixed Income and Tax Exempt Bond Funds

The following table lists the contractual advisory fees and fee waivers that were in effect during the six-month period ended November 30, 2015 for the Fixed Income and Tax Exempt Bond Funds.

	Advisory Fees as a Percentage of Average Net Assets
			Net
			Effective
		Fee	Annual	Expense
	Annual Rate	Waiver*	Rate	Reimbursement*
Bond Fund	0.40%	0.03%	0.37%	N/A
Government Mortgage Fund	0.40%	0.06%	0.34%	N/A
High Yield Bond Fund	0.50%	0.40%	0.10%	N/A
Intermediate Bond Fund	0.40%	N/A	0.40%	N/A
Limited Maturity Bond Fund	0.35%	N/A	0.35%	N/A
Total Return Advantage Fund	0.40%	0.02%	0.38%	N/A
Ultra Short Bond Fund	0.20%	N/A	0.20%	N/A
Intermediate Tax Exempt Bond	0.40%	0.10%	0.30%	N/A
Maryland Tax Exempt Bond	0.40%	0.12%	0.28%	N/A
Ohio Intermediate Tax Exempt Bond	0.40%	N/A	0.40%	N/A
Tax Exempt Limited Maturity Bond	0.40%	0.03%	0.37%	N/A

*

These waivers and reimbursements, which are presented on an annualized basis in the above table, are the result of the contractual expense limitation agreement which will remain in effect through September 27, 2016, except that it may be terminated by the Board at any time. Each Fund may be obligated to pay the Adviser all amounts previously waived or reimbursed by the Adviser pursuant to the expense limitation agreements. For additional detail, see “Expense Recoupment,” below.

The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. The Adviser contractually agreed to waive fees and reimburse expenses to the extent necessary so that the total annual fund operating expenses of Class I, Class A and Class C Shares of certain Funds do not exceed the percentage of average daily net assets as set forth on the following table:

	Total Annual Fund Operating Expenses after Fee Waivers
	Class I	Class A	Class C
Bond Fund	0.53%	0.81%	1.53%
Government Mortgage Fund	0.65%	0.93%	1.65%
High Yield Bond Fund	0.75%	1.01%	N/A
Total Return Advantage Fund	0.53%	0.81%	1.53%
Intermediate Tax Exempt Bond Fund	0.53%	0.81%	1.53%
Maryland Tax Exempt Bond Fund	0.53%	0.81%	1.53%
Tax Exempt Limited Maturity Bond Fund	0.53%	0.81%	N/A

The expense limitation agreement for the Funds listed in the table above will apply until at least September 27, 2016, at which time the Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time. Prior to September 28, 2015, PNC Bond Fund, PNC Government Mortgage Fund and PNC Total Return Advantage Fund were not party to an expense limitation agreement.

Expense Recoupment

Each Fund may be obligated to pay the Adviser all amounts previously waived or reimbursed by the Adviser (“recoupment payments”) pursuant to the expense limitation agreements, provided that the amount of such recoupment payments in any year, together with all other expenses of the Fund or Class, in the aggregate, would not cause the Class’ total annual operating expenses to exceed the amounts set forth in the tables above and provided further that no additional payments by the Fund will be made with respect to amounts paid, waived or reimbursed by the Adviser more than three years after the end of the fiscal year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts that are paid, waived or reimbursed by the Adviser.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

The following amounts are available for possible recoupment by the Adviser through the expiration dates shown:

	Recoupment Available
	(000)
	2016	2017	2018	Total
Retirement Income Fund	$84	$158	$138	$380
Target 2020 Fund	84	100	111	295
Target 2030 Fund	85	111	117	313
Target 2040 Fund	85	101	109	295
Target 2050 Fund	86	114	117	317
Balanced Allocation Fund	111	97	101	309
International Equity Fund	-	697	652	1,349
Large Cap Core Fund	62	61	75	198
Large Cap Growth Fund	94	84	49	227
Large Cap Value Fund	-	29	24	53
Mid Cap Fund	-	-	44	44
Mid Cap Index Fund	-	35	89	124
Multi-Factor Small Cap Core Fund	96	135	205	436
Multi-Factor Small Cap Growth Fund	254	259	226	739
Multi-Factor Small Cap Value Fund	117	107	142	366
S&P 500 Index Fund	-	103	220	323
Small Cap Fund	175	993	851	2,019
Small Cap Index Fund	-	53	126	179
High Yield Bond Fund	43	23	48	114
Intermediate Tax Exempt Bond Fund	45	53	65	163
Maryland Tax Exempt Bond Fund	23	26	42	91
Tax Exempt Limited Maturity Bond Fund	28	20	30	78

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A, Class C and Class R Shares of the Equity, Fixed Income and Tax Exempt Bond Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class C and Class R Shares in consideration for payment of a fee of up to 0.25% on an annual basis, based on each Class’ average daily net assets.

The Trust maintains a Services Plan with respect to the Class R4 and Class R5 Shares of the Mid Cap Index Fund, S&P 500 Index Fund and Small Cap Index Fund. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their customers who beneficially own Class R4 and Class R5 Shares in consideration for payment of a fee of up to 0.15% and 0.05%, respectively, on an annual basis, based on each Class’ average daily net assets.

Trustees’ Fees

For his or her service as a Trustee of the Trust and PNC Advantage Funds (“Advantage”), another registered investment company overseen by the Trustees and for which the Adviser serves as investment adviser, each Trustee, effective January 1, 2016, receives an annual fee of $79,000 plus $7,250 for each Board meeting attended in person, and such amount, up to a maximum of $3,250, as may be determined for each Board meeting attended telephonically, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $10,000 per year for their services in these capacities. Prior to January 1, 2016, each Trustee received an annual fee of $76,000 plus $7,250 for each Board meeting attended in person, and such amount, up to a maximum of $3,250, as may be determined for each Board meeting attended telephonically, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board received an additional fee of $25,000 per year and the Chairman of the Audit Committee received an additional fee of $10,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Underwriter, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or Advantage receives any compensation from the Trust. Fees are paid quarterly in arrears and are allocated to the PNC Funds and PNC Advantage Funds based on their average daily net assets.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), which is an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) and the Adviser are parties to a Co-Administration and Accounting Services Agreement, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trust. BNY Mellon and the Adviser served as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.05% based on average daily net assets of the Trust’s Funds, excluding the average daily net assets of the Target Date Funds. For their services as Co-Administrators during the six-month period ended November 30, 2015, approximately 0.0211% was allocated to BNY Mellon and 0.0289% was allocated to the Advisor in aggregate.

BNY Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust. For the Target Date Funds, the Adviser receives fees at an annual rate of 0.01% based on the average daily net assets of the Target Date Funds.

Affiliated Investments

The Target Date Funds seek to achieve their investment objectives by investing in a portfolio of securities and other instruments, which may exclusively, primarily or otherwise include PNC Funds (the “Underlying Funds”). The Target Date Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments made by each Target Date Fund within each of its principal investment strategies may represent a significant portion of an Underlying Fund’s net assets. At November 30, 2015, no investments by a Target Date Fund represented a significant portion of the net assets of any of the Underlying Funds.

The common stock of PNC Group, an affiliate of the Adviser to the Trust, is included in the S&P 500® Index. Also included in the S&P 500® Index is BlackRock, Inc., a company in which PNC Group owns a minority interest. Like the other stocks in the S&P 500® Index, S&P 500 Index Fund may invest in the common stocks of PNC Group and BlackRock, Inc. in approximately the same proportions as the percentages those common stocks represent in the S&P 500® Index. iShares securities may be deemed to be affiliated investments through the Adviser’s affiliation with BlackRock, Inc.

For the purposes of these financial statements, dividends received from such investments are reported as “Dividends from affiliated investments” in the Statements of Operations. Gains and/or losses from the sale of affiliated investments are reported as “Net realized gain (loss) on affiliated investments sold” on the Statements of Operations.

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by PNC Funds, Advantage, a separate investment company affiliated with PNC Funds, or BlackRock Funds and other investment companies that could be deemed to be affiliated with the Adviser. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by a Fund with respect to a Fund’s short-term reserves swept into Advantage. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver does not apply to cash collateral from a Fund’s securities lending program invested in a PNC Advantage money market fund, and the waiver may be terminated at any time without prior notice.

For the purposes of these financial statements, dividends received from such investments are reported as “Dividends from affiliated investments” in the Statements of Operations.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

The total value at May 31, 2015 and November 30, 2015, and the purchases, sales proceeds, dividends and realized gain (loss) on affiliated holdings for the six-month period ended November 30, 2015 are shown in the following table.

	Value of Affiliated Investments at 05/31/15 (000)	Value of Affiliated Investments at 11/30/15 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Retirement Income Fund
iShares Dow Jones Select Dividend Index Fund	$53	$29	$36	$60	$1		$–	*
iShares MSCI EAFE Small Cap Index Fund	6	3	4	5	–	*	–	*
PNC Advantage Institutional Money Market Fund	276	259	2,048	2,065	–	*	–
PNC International Equity Fund	133	95	100	132	–		3
PNC Large Cap Growth Fund	156	114	110	155	–		2
PNC Large Cap Value Fund	159	114	113	159	2		2
PNC Multi-Factor Small Cap Core Fund	–	31	61	30	–		(1)
PNC S&P 500 Fund	80	57	57	81	1		(1)
PNC Small Cap Fund	84	31	30	85	–		8
PNC Bond Fund	581	428	414	564	5		(4)
PNC High Yield Bond Fund	66	47	48	62	1		(3)
PNC Limited Maturity Bond Fund	585	428	414	570	2		–	*
	$2,179	$1,636	$3,435	$3,968	$12		$6
Target 2020 Fund
iShares Dow Jones Select Dividend Index Fund	$76	$103	$36	$6	$2		$–	*
iShares MSCI EAFE Small Cap Index Fund	11	15	6	2	–	*	–	*
PNC Advantage Institutional Money Market Fund	203	313	2,202	2,093	–	*	–
PNC International Equity Fund	290	396	167	36	–		–	*
PNC Large Cap Growth Fund	284	393	149	43	–		(1)
PNC Large Cap Value Fund	289	394	150	43	5		(1)
PNC Multi-Factor Small Cap Core Fund	–	102	109	9	–		–	*
PNC S&P 500 Fund	146	196	75	22	2		(1)
PNC Small Cap Fund	147	102	40	90	–		4
PNC Bond Fund	811	1,134	446	111	11		(3)
PNC High Yield Bond Fund	108	147	65	13	4		(1)
PNC Limited Maturity Bond Fund	408	566	226	66	2		–	*
	$2,773	$3,861	$3,671	$2,534	$26		$(3)
Target 2030 Fund
iShares Dow Jones Select Dividend Index Fund	$122	$175	$63	$9	$3		$–	*
iShares MSCI EAFE Small Cap Index Fund	42	58	22	4	1		–	*
PNC Advantage Institutional Money Market Fund	200	253	2,658	2,606	–	*	–
PNC International Equity Fund	496	701	282	33	–		(2)
PNC Large Cap Growth Fund	485	696	258	53	–		–	*
PNC Large Cap Value Fund	493	698	257	49	9		(1)
PNC Multi-Factor Small Cap Core Fund	–	179	188	13	–		–	*
PNC S&P 500 Fund	248	348	145	42	3		–	*
PNC Small Cap Fund	249	181	79	157	–		11
PNC Bond Fund	713	1,036	438	104	9		(3)
PNC High Yield Bond Fund	115	163	74	12	4		(1)
PNC Limited Maturity Bond Fund	60	87	36	9	–	*	–	*
	$3,223	$4,575	$4,500	$3,091	$29		$4

	Value of Affiliated Investments at 05/31/15 (000)	Value of Affiliated Investments at 11/30/15 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Target 2040 Fund
iShares Dow Jones Select Dividend Index Fund	$82	$91	$22	$11	$1		$–	*
iShares MSCI EAFE Small Cap Index Fund	32	35	9	5	–	*	–	*
PNC Advantage Institutional Money Market Fund	93	109	909	893	–	*	–
PNC International Equity Fund	359	399	126	62	–		4
PNC Large Cap Growth Fund	356	401	98	56	–		2
PNC Large Cap Value Fund	361	402	101	59	5		1
PNC Multi-Factor Small Cap Core Fund	–	103	102	1	–		–	*
PNC S&P 500 Fund	182	200	49	29	2		–	*
PNC Small Cap Fund	183	103	25	111	–		20
PNC Bond Fund	224	255	77	42	2		(1)
PNC High Yield Bond Fund	36	40	14	6	1		–	*
	$1,908	$2,138	$1,532	$1,275	$11		$26
Target 2050 Fund
iShares Dow Jones Select Dividend Index Fund	$64	$29	$11	$44	$–	*	$6
iShares MSCI EAFE Small Cap Index Fund	25	11	6	20	–	*	4
PNC Advantage Institutional Money Market Fund	61	42	383	402	–	*	–
PNC International Equity Fund	279	128	45	187	–		39
PNC Large Cap Growth Fund	273	129	40	184	–		8
PNC Large Cap Value Fund	278	128	40	189	1		5
PNC Multi-Factor Small Cap Core Fund	–	34	35	2	–		–	*
PNC S&P 500 Fund	140	64	16	91	1		1
PNC Small Cap Fund	143	34	10	123	–		39
PNC Bond Fund	93	43	14	63	–	*	(3)
PNC High Yield Bond Fund	17	8	3	11	–	*	(1)
	$1,373	$650	$603	$1,316	$2		$98

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

	Value of Affiliated Investments at 05/31/15 (000)	Value of Affiliated Investments at 11/30/15 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Balanced Allocation Fund
iShares MSCI EAFE Value Index	$4,798	$5,358	$1,140	$–	$103		$–
iShares MSCI Emerging Markets Index Fund	2,015	1,445	–	250	15		(5)
iShares STOXX Europe 600 Banks DE	63	57	4	–	1		–
PNC Advantage Institutional Money Market Fund	4,949	9,568	12,670	8,051	1		–
	$11,825	$16,428	$13,814	$8,301	$120		$(5)
International Equity Fund
iShares STOXX Europe 600 Banks DE	$3,694	$3,910	$967	$–	$ 63		$–
PNC Advantage Institutional Money Market Fund	79,452	66,931	142,598	155,119	10		–
	$83,146	$70,841	$143,565	$155,119	$ 73		$–
Large Cap Core Fund
PNC Advantage Institutional Money Market Fund	$1,212	$428	$2,974	$3,758	$ –	*	$–
Large Cap Growth Fund
PNC Advantage Institutional Money Market Fund	$1,130	$2,054	$15,492	$14,568	$ –	*	$–
Large Cap Value Fund
iShares Russell 1000 Value Fund	$1,579	$1,410	$501	$603	$ 16		$(12)
PNC Advantage Institutional Money Market Fund	354	244	5,386	5,496	–	*	–
	$1,933	$1,654	$5,887	$6,099	$ 16		$(12)
Mid Cap Fund
PNC Advantage Institutional Money Market Fund	$663	$859	$1,399	$1,203	$ –	*	$–
Mid Cap Index Fund
PNC Advantage Institutional Money Market Fund	$22	$38	$1,732	$1,716	$ –	*	$–
Multi-Factor Small Cap Core Fund
iShares Russell 2000 Index Fund	$–	$–	$3,953	$3,884	$ –		$(69)
PNC Advantage Institutional Money Market Fund	4,540	8,088	37,831	34,283	1		–
	$4,540	$8,088	$41,784	$38,167	$ 1		$(69)
Multi-Factor Small Cap Growth Fund
iShares Russell 2000 Index Fund	$–	$–	$1,683	$1,681	$ –		$(1)
PNC Advantage Institutional Money Market Fund	1,777	4,112	21,361	19,026	$ –	*	–
	$1,777	$4,112	$23,044	$20,707	$ –	*	$(1)
Multi-Factor Small Cap Value Fund
iShares Russell 2000 Index Fund	$–	$–	$466	$425	$ 1		$(41)
PNC Advantage Institutional Money Market Fund	2,063	3,149	4,178	3,092	–	*	–
	$2,063	$3,149	$4,644	$3,517	$ 1		$(41)
S&P 500 Index Fund
BlackRock	$490	$488	$–	$–	$ 6		$–
PNC Advantage Institutional Money Market Fund	4,243	1,010	11,688	14,921	–	*	–
PNC Financial Services Group	550	549	–	–	6		–
	$5,283	$2,047	$11,688	$14,921	$ 12		$–
Small Cap Fund
PNC Advantage Institutional Money Market Fund	$61,408	$84,186	$186,147	$163,369	$ 7		$–
Small Cap Index Fund
iShares Russell 2000 Index Fund	$89	$–	$–	$89	$ –		$– *
PNC Advantage Institutional Money Market Fund	273	204	5,190	5,259	–	*	–
	$362	$204	$5,190	$5,348	$ –	*	$– *
Bond Fund
PNC Advantage Institutional Money Market Fund	$1,919	$1,579	$16,087	$16,427	$ 1		$–

	Value of	Value of
	Affiliated	Affiliated				Realized Gain (Loss)
	Investments	Investments		Sales	Dividends from	on Affiliated
	at 05/31/15	at 11/30/15	Purchases	Proceeds	Affiliated Investments	Investments Sold
	(000)	(000)	(000)	(000)	(000)	(000)
Government Mortgage Fund
PNC Advantage Institutional Money Market Fund	$1,992	$1,299	$ 6,144	$ 6,837	$ –*	$ –
High Yield Bond Fund
PNC Advantage Institutional Money Market Fund	$1,681	$1,211	$ 4,630	$ 5,100	$ –*	$ –
Intermediate Bond Fund
PNC Advantage Institutional Money Market Fund	$7,021	$6,910	$ 29,404	$ 29,515	$ 1	$ –
Limited Maturity Bond Fund
PNC Advantage Institutional Money Market Fund	$3,599	$4,806	$ 76,687	$ 75,480	$ 2	$ –
Total Return Advantage Fund
PNC Advantage Institutional Money Market Fund	$3,752	$4,697	$ 23,241	$ 22,296	$ 1	$ –
Ultra Short Bond Fund
PNC Advantage Institutional Money Market Fund	$5,652	$6,587	$115,027	$114,092	$ 2	$ –
*Amount represents less than $500.

4. Custodian, Distribution/12b-1 Fees and Transfer Agent Fees

Custodian Fees

The Bank of New York Mellon, an affiliate of BNY Mellon (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. The Bank of New York Mellon also serves as Custodian for Advantage. The Custodian fees for the Trust (excluding the Target Date Funds) and Advantage are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage, 0.002% of the next $5 billion of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage and 0.001% of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage in excess of $10 billion. The Custodian fees are allocated to the Trust (excluding the Target Date Funds) and Advantage based on each Fund’s relative average daily net assets. The Bank of New York Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

For the Target Date Funds, The Bank of New York Mellon receives a base fee in addition to other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Distribution/12b-1 Fees

For its services to the Trust, the Underwriter, a wholly owned subsidiary of Foreside Financial Group, LLC, receives an annual fee payable directly by the Adviser.

Pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1”), the Trust has adopted a distribution plan for Class A Shares (the “A Shares Plan”), a distribution plan for Class C Shares (the “C Shares Plan”), and a distribution plan for Class T Shares (the “T Shares Plan”), which permit the Funds to bear certain expenses in connection with the distribution of Class A Shares, Class C Shares, and Class T Shares, respectively. Payments to the Underwriter under the plans may be used to pay for any eligible distribution or marketing expense or shareholder services, including to reimburse the Adviser for certain up-front payments and/or finder’s fees paid by the Adviser to financial intermediaries in connection with the sale of shares of the Funds.

Pursuant to the A Shares Plan, the Funds reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class A Shares. The Board renewed a commitment whereby actual distribution fees for Class A Shares will be no more than the Distribution (12b-1) fees stated in the table below for Class A Shares of each Fund. This commitment, which may be terminated by the Board at any time, continues through September 27, 2016, at which time the Board will consider whether to renew, revise or discontinue it.

Pursuant to the C Shares Plan, the Funds compensate the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds’ Class C Shares. During low yield environments, a portion of these fees may be voluntarily waived in order to maintain a minimum yield for the Fund class.

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The T Shares Plan provides that the Funds may compensate the Underwriter from Class T Share assets for distribution of Class T Shares in an amount not to exceed 0.50% per annum of the average daily net assets of the Funds’ Class T Shares. Under the T Shares Plan, the Funds may incur expenses primarily intended to result in the sale of their shares or associated with the provision of services to shareholders of Class T Shares.

For the six-month period ended November 30, 2015, the 12b-1 fee accrual rates were as shown in the following table:

	Class A	Annual Rate Class C	Class T

Retirement Income Fund	N/A	N/A	0.500%

Target 2020 Fund	N/A	N/A	0.500%

Target 2030 Fund	N/A	N/A	0.500%

Target 2040 Fund	N/A	N/A	0.500%

Target 2050 Fund	N/A	N/A	0.500%

Balanced Allocation Fund	0.040%	0.750%	0.500%

International Equity Fund	0.050%	0.750%	N/A

Large Cap Core Fund	0.030%	0.750%	N/A

Large Cap Growth Fund	0.050%	0.750%	N/A

Large Cap Value Fund	0.050%	0.750%	N/A

Mid Cap Fund	0.010%*	0.750%	N/A

Multi-Factor Small Cap Core Fund	0.050%**	N/A	N/A

Multi-Factor Small Cap Growth Fund	0.050%**	0.750%	N/A

Multi-Factor Small Cap Value Fund	0.050%**	0.750%	N/A

S&P 500 Index Fund	0.000%	0.750%	N/A

Small Cap Fund	0.050%	0.750%	N/A

Bond Fund	0.030%	0.750%	N/A

Government Mortgage Fund	0.030%	0.750%	N/A

High Yield Bond Fund	0.010%	N/A	N/A

Intermediate Bond Fund	0.030%	0.750%	N/A

Limited Maturity Bond Fund	0.030%	0.750%***	N/A

Total Return Advantage Fund	0.030%	0.750%	N/A

Ultra Short Bond Fund	0.030%***	N/A	N/A

Intermediate Tax Exempt Bond Fund	0.030%	0.750%	N/A

Maryland Tax Exempt Bond Fund	0.030%	0.750%	N/A

Ohio Intermediate Tax Exempt Bond Fund	0.030%	0.750%	N/A

Tax Exempt Limited Maturity Bond Fund	0.030%	N/A	N/A

  *The Board approved a reduction in 12b-1 fees to 0.010% for the Class A Shares of the Mid Cap Fund for the period September 28, 2015 to  September 27, 2016. Prior to the reduction, the fee rate was 0.030%.

    **The Board approved an increase in 12b-1 fees to 0.050% for the Class A Shares of the Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund and Multi-Factor Small Cap Value Fund for the period September 28, 2015 to September 27, 2016. Prior to the increase, the fee rate was 0.030% for each.

     ***The Underwriter voluntarily agreed to waive 12b-1 fees, as applicable, and the Adviser agreed to reimburse shareholder services fees, as applicable during the period, to the extent necessary to maintain a minimum net distribution yield of at least 0.01% for the Class C Shares of the Limited Maturity Bond Fund and the Class A Shares of the Ultra Short Bond Fund.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply.

5. Investments

During the six-month period ended November 30, 2015, the cost of purchases and proceeds from sales of investments, maturities and paydowns, other than short-term investments, were:

	Cost of Purchases and Proceeds from Sales, Maturities and Paydowns of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales, Maturities and Paydowns of Long-Term U.S. Government Obligations
	Purchases	Sales	Purchases	Sales
	(000)	(000)	(000)	(000)
Retirement Income Fund	$ 1,703	$ 2,379	$ –	$ –

Target 2020 Fund	1,940	559	–	–

Target 2030 Fund	2,437	619	–	–

Target 2040 Fund	790	453	–	–

Target 2050 Fund	294	1,170	–	–

Balanced Allocation Fund	13,159	12,448	4,287	2,770

International Equity Fund	177,705	53,322	–	–

Large Cap Core Fund	8,305	7,316	–	–

Large Cap Growth Fund	37,905	42,048	–	–

Large Cap Value Fund	26,835	30,367	–	–

Mid Cap Fund	469	1,332	–	–

Mid Cap Index Fund	2,074	2,505	–	–

Multi-Factor Small Cap Core Fund	86,371	60,216	–	–

Multi-Factor Small Cap Growth Fund	47,792	25,099	–	–

Multi-Factor Small Cap Value Fund	13,737	15,638	–	–

S&P 500 Index Fund	8,370	31,788	–	–

Small Cap Fund	191,764	53,534	–	–

Small Cap Index Fund	5,102	1,091	–	–

Bond Fund	14,686	56,910	57,929	62,817

Government Mortgage Fund	1,570	7,954	1,149	1,076

High Yield Bond Fund	2,038	3,852	–	–

Intermediate Bond Fund	56,667	33,626	70,566	89,465

Limited Maturity Bond Fund	49,762	62,861	34,372	63,414

Total Return Advantage Fund	19,241	20,894	27,129	15,548

Ultra Short Bond Fund	58,123	70,081	80,070	108,203

Intermediate Tax Exempt Bond	6,742	5,898	–	–

Maryland Tax Exempt Bond	–	3,534	–	–

Ohio Intermediate Tax Exempt Bond	3,556	7,438	–	–

Tax Exempt Limited Maturity Bond	12,156	19,544	–	–

6. Federal Income Taxes

Each Fund is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the six-month period ended November 30, 2015 and for each

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N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

Fund’s open tax years (years ended May 31, 2012 through May 31, 2015), with the exception of the Target Date Funds which commenced operations on October 1, 2012 and the Mid Cap Index Fund and Small Cap Index Fund which commenced operations on December 30, 2013, and has concluded that no provision for income tax is required in each Fund’s financial statements.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation, investments in partnerships, investments in royalty trusts, investments in Passive Foreign Investment Companies (“PFICs”), wash sales, market discount, paydowns, foreign currency translation and the expiration of capital loss carryforwards.

The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the year that the income or realized capital gains (losses) were recorded by the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate components of net assets in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the fiscal year ended May 31, 2015:

	Undistributed (Distributions in Excess of) Net Investment Income		Accumulated Net Realized Gains (Losses)	Paid-in Capital
	(000)		(000)	(000)
Retirement Income Fund	$–	*	$– *	$–
Target 2020 Fund	–	*	(1)	1
Target 2030 Fund	–	*	– *	– *
Target 2040 Fund	–	*	– *	– *
Target 2050 Fund	(1)		1	– *
Balanced Allocation Fund	79		(79)	–
International Equity Fund	3,623		(3,623)	–
Large Cap Growth Fund	15		(15)	–
Large Cap Value Fund	27		(27)	–
Multi-Factor Small Cap Core Fund	(8)		8	–
Multi-Factor Small Cap Growth Fund	132		(6)	(126)
Multi-Factor Small Cap Value Fund	4		(4)	–
S&P 500 Index Fund	–	*	– *	–
Bond Fund	275		(275)	–
Government Mortgage Fund	327		1,810	(2,137)
Intermediate Bond Fund	1		(1)	–
Limited Maturity Bond Fund	367		2,221	(2,588)
Total Return Advantage Fund	343		(343)	–
Ultra Short Bond Fund	620		164	(784)
Maryland Tax Exempt Bond Fund	–	*	– *	–
*Amount represents less than $500.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. During the fiscal year ended May 31, 2015, capital loss carryforwards that were utilized to offset capital gains were as follows:

Fund	(000)
Balanced Allocation Fund	$1,884
International Equity Fund	34,949
Large Cap Core Fund	3,036
Large Cap Growth Fund	8,740
Large Cap Value Fund	12,829
Mid Cap Fund	642
Multi-Factor Small Cap Core Fund	1,752
Multi-Factor Small Cap Growth Fund	449
Multi-Factor Small Cap Value Fund	2,837
Small Cap Fund	1,235
Bond Fund	178
Government Mortgage Fund	28
Limited Maturity Bond Fund	125
Total Return Advantage Fund	2,877
Tax Exempt Limited Maturity Bond Fund	2

At May 31, 2015, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
	2016	2017	2018	2019	Indefinite	Total

International Equity Fund(1)	$–	$9,532	$5,673	$–	$–	$15,205
Large Cap Core Fund	350	–	27,880	–	–	28,230
Large Cap Growth Fund	–	–	27,477	–	–	27,477
Large Cap Value Fund	–	36,067	44,150	–	–	80,217
Mid Cap Fund	–	40,981	20,694	–	1,635	63,310
Multi-Factor Small Cap Growth Fund(2)	–	898	–	–	–	898
Multi-Factor Small Cap Value Fund	–	25,339	24,328	–	–	49,667
Small Cap Fund(1)	–	2,471	–	–	–	2,471
Government Mortgage Fund	–	–	61	–	147	208
Limited Maturity Bond Fund	–	224	–	–	–	224
Total Return Advantage Fund	–	–	2,173	–	–	2,173
Ultra Short Bond Fund	–	–	–	1,002	3,981	4,983
Maryland Tax Exempt Bond Fund	–	–	–	–	64	64
Tax Exempt Limited Maturity Bond Fund	–	–	–	–	281	281
(1)	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund’s merger with its respective PNC Fund on February 1, 2010.
(2)	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund’s merger with the Allegiant Multi-Factor Mid Cap Growth Fund on July 24, 2009.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), net capital losses incurred after May 31, 2011 may be carried forward indefinitely with their character retained as short term or long term. Net capital losses incurred prior to May 31, 2011 may be carried forward for eight years and are treated as short term capital losses in the year to which they were carried. However, the Modernization Act requires that post-enactment net capital losses (i.e., those incurred after May 31, 2011) be used before pre-enactment net capital loss carryforwards which increases the likelihood that pre-enactment capital loss carryforwards will expire unused.

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7. Shares of Beneficial Interest

The Trust’s Declaration of Trust authorizes the Board to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized (in thousands) on the following pages for the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds.

	Class I		Class T(1)
	Six-Month		Six-Month
	Period	Year	Period	Period
	Ended	Ended	Ended	Ended
	11/30/15	05/31/15	11/30/15	05/31/15
Retirement Income Fund
Shares issued	172	560	–	–
Shares reinvested	3	19	–	–
Shares redeemed	(239)	(433)	–	–

Net increase (decrease)	(64)	146	–	–

Target 2020 Fund
Shares issued	167	355	–	–
Shares reinvested	–	2	–	–
Shares redeemed	(40)	(152)	–	–

Net increase	127	205	–	–

Target 2030 Fund
Shares issued	181	267	–	–
Shares reinvested	–	2	–	–
Shares redeemed	(31)	(74)	–	–

Net increase	150	195	–	–

Target 2040 Fund
Shares issued	63	171	–*	–
Shares reinvested	–	1	–	–
Shares redeemed	(36)	(90)	–	–

Net increase	27	82	–*	–

Target 2050 Fund
Shares issued	22	40	–	–*
Shares reinvested	–	2	–	–
Shares redeemed	(91)	(19)	–*	–

Net increase (decrease)	(69)	23	–*	–*

(1) Class T commenced operations on April 28, 2015.

*   Amount represents less than $500.

	Class I		Class A		Class C		Class R4		Class R5		Class T(1)
	Six-Month		Six-Month		Six-Month		Six-Month		Six-Month		Six-Month
	Period	Year	Period	Year	Period	Year	Period	Year	Period	Year	Period	Period
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	11/30/15	05/31/15	11/30/15	05/31/15	11/30/15	05/31/15	11/30/15	5/31/15	11/30/15	5/31/15	11/30/15	5/31/15

Balanced Allocation Fund
Shares issued	70	217	20	53	–*	1	N/A	N/A	N/A	N/A	–*	–
Shares reinvested	33	60	5	9	–*	–	N/A	N/A	N/A	N/A	–	–
Shares redeemed	(146)	(608)	(39)	(127)	(3)	(11)	N/A	N/A	N/A	N/A	–	–

Net decrease	(43)	(331)	(14)	(65)	(3)	(10)	N/A	N/A	N/A	N/A	–*	–

Class I			Class A		Class C		Class R4		Class R5		Class T(1)
Six-Month Period Ended 11/30/15		Year Ended 05/31/15	Six-Month Period Ended 11/30/15	Year Ended 05/31/15	Six-Month Period Ended 11/30/15	Year Ended 05/31/15	Six-Month Period Ended 11/30/15	Year Ended 5/31/15	Six-Month Period Ended 11/30/15	Year Ended 5/31/15	Six-Month Period Ended 11/30/15	Period Ended 5/31/15
International Equity Fund
Shares issued	6,854	5,894	262	393	45	63	N/A	N/A	N/A	N/A	N/A	N/A
Share reinvested	–	248	–	8	–	–	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(984)	(4,438)	(89)	(159)	(5)	(18)	N/A	N/A	N/A	N/A	N/A	N/A

Net increase	5,870	1,704	173	242	40	45	N/A	N/A	N/A	N/A	N/A	N/A

Large Cap Core Fund
Shares issued	113	252	4	9	7	9	N/A	N/A	N/A	N/A	N/A	N/A
Shares reinvested	4	9	– *	1	– *	–	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(75)	(365)	(17)	(31)	(7)	(4)	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease)	42	(104)	(13)	(21)	– *	5	N/A	N/A	N/A	N/A	N/A	N/A

Large Cap Growth Fund
Shares issued	95	1,014	271	79	10	39	N/A	N/A	N/A	N/A	N/A	N/A
Shares reinvested	–	4	–	1	–	–	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(432)	(370)	(44)	(75)	(3)	(1)	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease)	(337)	648	227	5	7	38	N/A	N/A	N/A	N/A	N/A	N/A

Large Cap Value Fund
Shares issued	113	715	6	10	– *	3	N/A	N/A	N/A	N/A	N/A	N/A
Shares reinvested	28	23	13	8	– *	–	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(219)	(1,582)	(55)	(117)	(2)	(2)	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease)	(78)	(844)	(36)	(99)	(2)	1	N/A	N/A	N/A	N/A	N/A	N/A

Mid Cap Fund
Shares issued	4	18	4	12	– *	–	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(8)	(29)	(46)	(96)	(6)	(10)	N/A	N/A	N/A	N/A	N/A	N/A

Net decrease	(4)	(11)	(42)	(84)	(6)	(10)	N/A	N/A	N/A	N/A	N/A	N/A

Mid Cap Index Fund
Shares issued	27	294	N/A	N/A	N/A	N/A	124	13	–	–	N/A	N/A
Shares reinvested	–	11	N/A	N/A	N/A	N/A	–	–	–	–	N/A	N/A
Shares redeemed	(172)	(178)	N/A	N/A	N/A	N/A	(18)	–	–	–	N/A	N/A

Net increase (decrease)	(145)	127	N/A	N/A	N/A	N/A	106	13	–	–	N/A	N/A

Multi-Factor Small Cap Core Fund
Shares issued	1,449	1,484	826	2,722	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Shares reinvested	–	3	–	1	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(192)	(443)	(841)	(373)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease)	1,257	1,044	(15)	2,350	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Multi-Factor Small Cap Growth Fund
Shares issued	663	270	404	128	181	52	N/A	N/A	N/A	N/A	N/A	N/A
Shares reinvested	–	19	–	39	–	1	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(67)	(114)	(74)	(121)	(11)	(1)	N/A	N/A	N/A	N/A	N/A	N/A

Net increase	596	175	330	46	170	52	N/A	N/A	N/A	N/A	N/A	N/A

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N o v e m b e r  3 0 ,  2 0 15  ( U n a u d i t e d )

	Class I		Class A		Class C		Class R4		Class R5				Class T(1)
	Six-Month Period Ended 11/30/15	Year Ended 05/31/15	Six-Month Period Ended 11/30/15	Year Ended 05/31/15	Six-Month Period Ended 11/30/15	Year Ended 05/31/15	Six-Month Period Ended 11/30/15	Year Ended 5/31/15	Six-Month Period Ended 11/30/15		Year Ended 5/31/15		Six-Month Period Ended 11/30/15	Period Ended 5/31/15
Multi-Factor Small Cap Value Fund
Shares issued	81	385	26	77	34	39	N/A	N/A	N/A		N/A		N/A	N/A
Shares reinvested	–	3	–	5	–	–	N/A	N/A	N/A		N/A		N/A	N/A
Shares redeemed	(158)	(146)	(49)	(179)	(19)	(49)	N/A	N/A	N/A		N/A		N/A	N/A

Net increase (decrease)	(77)	242	(23)	(97)	15	(10)	N/A	N/A	N/A		N/A		N/A	N/A

S&P 500 Index Fund
Shares issued	537	2,220	82	249	85	198	83	253	20		12		N/A	N/A
Shares reinvested	79	252	10	31	3	9	3	3	–	*	–		N/A	N/A
Shares redeemed	(2,110)	(1,119)	(175)	(279)	(81)	(427)	(12)	(23)	–	*	–	*	N/A	N/A

Net increase (decrease)	(1,494)	1,353	(83)	1	7	(220)	74	233	20		12		N/A	N/A

Small Cap Fund
Shares issued	9,441	10,877	724	1,177	307	269	N/A	N/A	N/A		N/A		N/A	N/A
Shares reinvested	–	310	–	52	–	13	N/A	N/A	N/A		N/A		N/A	N/A
Shares redeemed	(3,600)	(4,678)	(537)	(1,215)	(63)	(214)	N/A	N/A	N/A		N/A		N/A	N/A

Net increase	5,841	6,509	187	14	244	68	N/A	N/A	N/A		N/A		N/A	N/A

Small Cap Index Fund
Shares issued	702	6	N/A	N/A	N/A	N/A	105	26	–		–		N/A	N/A
Shares reinvested	–	16	N/A	N/A	N/A	N/A	–	–	–		–		N/A	N/A
Shares redeemed	(391)	–	N/A	N/A	N/A	N/A	(32)	(1)	–		–		N/A	N/A

Net increase	311	22	N/A	N/A	N/A	N/A	73	25	–		–		N/A	N/A

*  Amount represents less than $500.

(1) Class T commenced operations on April 28, 2015.

	Class I		Class A		Class C
	Six-Month Period Ended 11/30/15	Year Ended 05/31/14	Six-Month Period Ended 11/30/15	Year Ended 05/31/14	Six-Month Period Ended 11/30/15	Year Ended 05/31/14
Bond Fund
Shares issued	795	2,650	1	5	1	5
Shares reinvested	92	253	2	5	– *	–
Shares redeemed	(7,038)	(5,594)	(19)	(45)	(2)	(9)

Net decrease	(6,151)	(2,691)	(16)	(35)	(1)	(4)

Government Mortgage Fund
Shares issued	58	2,281	2	21	2	1
Shares reinvested	24	58	4	10	– *	1
Shares redeemed	(785)	(2,440)	(57)	(140)	(32)	(50)

Net decrease	(703)	(101)	(51)	(109)	(30)	(48)

High Yield Bond Fund
Shares issued	98	459	18	7	N/A	N/A
Shares reinvested	35	147	1	3	N/A	N/A
Shares redeemed	(427)	(1,719)	(24)	(7)	N/A	N/A

Net increase (decrease)	(294)	(1,113)	(5)	3	N/A	N/A

	Class I		Class A		Class C
	Six-Month Period Ended 11/30/15	Year Ended 05/31/14	Six-Month Period Ended 11/30/15	Year Ended 05/31/14	Six-Month Period Ended 11/30/15		Year Ended 05/31/14
Intermediate Bond Fund
Shares issued	888	2,235	25	8	3		5
Shares reinvested	111	315	2	5	–	*	–
Shares redeemed	(2,240)	5,260	(16)	87	(3)		32

Net increase (decrease)	(1,241)	7,810	11	100	–	*	37

Limited Maturity Bond Fund
Shares issued	3,864	8,450	47	405	1		2
Shares reinvested	67	114	1	2	–	*	–
Shares redeemed	(7,463)	(10,136)	(100)	(167)	(5)		(64)

Net increase (decrease)	(3,532)	(1,572)	(52)	240	(4)		(62)

Total Return Advantage Fund
Shares issued	761	1,830	439	16	–	*	12
Shares reinvested	75	118	5	5	–	*	–
Shares redeemed	(1,315)	(7,171)	(50)	(74)	(6)		(9)

Net increase (decrease)	(479)	(5,223)	394	(53)	(6)		3

Ultra Short Bond Fund
Shares issued	8,125	54	– *	–	N/A		N/A
Shares reinvested	30	(26,637)	– *	(74)	N/A		N/A
Shares redeemed	(12,816)	24,083	(16)	1	N/A		N/A

Net decrease	(4,661)	(2,500)	(16)	(73)	N/A		N/A

Intermediate Tax Exempt Bond Fund
Shares issued	471	432	8	85	1		15
Shares reinvested	6	39	2	12	–	*	1
Shares redeemed	(355)	(870)	(15)	(91)	(11)		(11)

Net increase (decrease)	122	(399)	(5)	6	(10)		5

Maryland Tax Exempt Bond Fund
Shares issued	51	22	–	1	–	*	N/A
Shares reinvested	2	8	– *	–	–	*	N/A
Shares redeemed	(218)	(406)	(9)	(23)	(3)		N/A

Net decrease	(165)	(376)	(9)	(22)	(3)		N/A

Ohio Intermediate Tax Exempt Bond Fund
Shares issued	87	170	6	1	–		–
Shares reinvested	2	12	3	13	–	*	1
Shares redeemed	(369)	(1,206)	(41)	(75)	–		–

Net increase (decrease)	(280)	(1,024)	(32)	(61)	–	*	1

Tax Exempt Limited Maturity Municipal Bond Fund
Shares issued	1,763	1,766	–	1	N/A		N/A
Shares reinvested	8	19	– *	1	N/A		N/A
Shares redeemed	(2,230)	(2,766)	(21)	(3)	N/A		N/A

Net decrease	(459)	(981)	(21)	(1)	N/A		N/A

*  Amount represents less than $500.

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N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d )

8. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Some countries in which certain of the Target Date, Equity and Fixed Income Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited.

A significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

Each Target Date Fund, Balanced Allocation Fund and each Fixed Income Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Target Date, Equity, Fixed Income and Tax Exempt Bond Fund may invest up to 15% of its net assets in illiquid securities which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Maryland Tax Exempt Bond and Ohio Intermediate Tax Exempt Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. Intermediate Tax Exempt Bond follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by Tax Exempt Bond Funds.

The repayment of certain municipal obligations may be insured by third parties. Although bond insurance reduces the risk of loss due to default by a municipal issuer, insured bonds remain subject to the risk that their market values may fluctuate for other reasons and there is no assurance that the insurance provider will meet its obligations. Insured securities have been identified in the Schedules of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Tax Exempt Bond Funds.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.

9. Securities Lending

To generate additional income, the Target Date Funds, Equity Funds and Fixed Income Funds (the “Lending Funds”) may lend their securities pursuant to a securities lending agency agreement (“Lending Agreement”) with Brown Brothers Harriman & Co. (“BBH”), the securities lending agent. The Lending Funds may lend up to 50% of the securities in which they are invested requiring that the loan be continuously collateralized by cash as collateral equal at all times to at least 102% of the market value plus accrued interest of the domestic securities loaned and 105% of the market value plus accrued interest on the international securities loaned. The Lending Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Lending Funds and the securities lending agent on the basis of agreed upon contractual terms.

There may be risks of delay in recovery of the securities, loss of value in the collateral provided by the borrower or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. In addition, the Lending Funds benefit from a borrower default indemnity provided by BBH. BBH’s indemnity allows for full replacement of the securities loaned in the event of borrower default if the collateral received from the borrower does not cover the value on the securities loaned. If BBH determines that a full replacement of the securities loaned is commercially impracticable, BBH shall, in lieu of effecting a full replacement, pay to the affected Lending Fund(s) an amount equal to the market value of the loaned securities determined at the close of business on the date of the default event. Loans are subject to termination by the Lending Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. The following table presents the amounts payable for collateral received for loaned securities, as presented in the Lending Funds’ Statements of Assets and Liabilities, by the class of securities on loan.

	Common Stocks (000)	Foreign Common Stocks (000)	Corporate Bonds (000)	Exchange- Traded Funds (000)	Master Limited Partnerships (000)	Total Payable for Cash Collateral Received (000)
Balanced Allocation Fund	$140	$354	$64	$6,888	$–	$7,446
International Equity Fund	–	32,160	–	–	–	32,160
Large Cap Core Fund	273	–	–	–	–	273
Mid Cap Fund	501	–	–	–	–	501
Multi-Factor Small Cap Core Fund	3,454	–	–	–	551	4,005
Multi-Factor Small Cap Growth Fund	1,267	–	–	–	–	1,267
Multi-Factor Small Cap Value Fund	2,596	–	–	–	–	2,596
S&P 500 Index Fund	108	–	–	–	–	108
Small Cap Fund	41,333	–	–	–	–	41,333
Bond Fund	–	–	356	–	–	356
High Yield Bond Fund	–	–	361	–	–	361
Intermediate Bond Fund	–	–	2,621	–	–	2,621
Total Return Advantage Fund	–	–	825	–	–	825

10. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

11. Relevant Accounting Pronouncements

In August 2014, the FASB issued guidance requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The guidance is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

12. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the financial statements.

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Approval of Advisory Agreements

The Trustees of PNC Funds (the “Trust”), each of whom is not an “interested person” (as such term is defined in Section 2(a)(19) of the 1940 Act) of the Trust (collectively, the “Trustees” or the “Board”), met in person on several occasions to consider the proposed renewal of the Advisory Agreements between the Trust and PNC Capital Advisors, LLC (the “Adviser”), with respect to each of the PNC Funds (each, a “Fund,” and collectively, the “Funds”).

At a meeting held on June 3-4, 2015, the Trustees discussed with independent counsel to the Trustees (“Independent Counsel”) a memorandum prepared by Independent Counsel that provided a summary of the Trustees’ fiduciary responsibilities under state and federal law relating to their consideration of the continuation of the Advisory Agreements.

Prior to and at the June 2015 meeting, the Trustees received and reviewed extensive materials prepared by the Adviser in response to a request made by Independent Counsel that reflected prior discussions with the Trustees concerning their responsibilities and information they indicated would be helpful to their review of each Advisory Agreement. These materials addressed, among other things:

●	the nature of the advisory services provided by the Adviser, including any actual or expected changes in services;

●	the size of the funds under management;

●	the portfolio management personnel and their compensation structure;

●

the performance of the Funds managed by the Adviser compared to the performance of composites of other accounts managed by the Adviser using substantially similar investment policies (where applicable);

●	the performance of the Funds managed by the Adviser compared to the performance of other peer funds managed by other advisers;

●	the profitability of each Advisory Agreement to the Adviser;

●	other benefits the Adviser and its affiliates enjoy as a result of the Adviser’s relationship to the Funds;

●	the Adviser’s monitoring and other activities in respect of PNC International Equity Fund’s sub-adviser;

●	the Adviser’s brokerage, trading, and soft dollar practices;

●	the Funds’ securities lending practices;

●	each Fund’s contractual and net advisory fees and net operating expenses compared to those of peer groups selected by the Adviser from Lipper, Inc. investment style categories;

●	the compliance program of the Adviser;

●	voluntary expense waivers, expense reimbursements and expense limitations in effect with respect to the Funds (where applicable);

●	the Adviser’s and its affiliates’ cybersecurity program; and

●	the Adviser’s risk management and monitoring measures.

The Trustees received presentations from the Adviser on a number of topics, including a discussion on a Fund-by-Fund basis of each Fund’s performance relative to its peer funds and its benchmark and the advisory fees charged by the Adviser versus each Fund’s peer group. The Trustees then met amongst themselves and with Independent Counsel to discuss and evaluate those materials. The Trustees discussed various factors including, but not limited to, the resources the Adviser devotes to management of the Funds and a comparison of the fees charged to the Funds with those charged to the Adviser’s other clients with substantially similar investment strategies. The Trustees also considered, where applicable, the fee waivers or expense limitations in place for a Fund.

In their evaluation of the profitability information the Adviser provided, the Trustees considered the Adviser’s profitability in respect of each Fund both before and after consideration of any distribution-related expenses. The Trustees also considered the information the Adviser had presented regarding the cost allocation methodology the Adviser used in determining the profitability information presented. The Trustees also considered in evaluating the Adviser’s profitability, the profitability information presented for certain other asset managers who are required to make financial information publicly available. The Trustees noted, among other things, that the profitability information for those other managers was not presented on a fund-by-fund basis and might represent the profitability of a fund family with a mix of business significantly different from the Adviser’s.

To allow for further discussion, the Trustees convened a telephonic conference with Independent Counsel in July, following which they requested additional information they determined relevant for their evaluation before meeting a second time in August 2015 to consider whether to approve the renewal of the Advisory Agreements.

In advance of the Board meeting held on August 25-26, 2015, the Trustees again met in an executive session with Independent Counsel and discussed the proposed renewal of each Advisory Agreement. During that executive session, the Trustees also considered and discussed the Adviser’s responses to inquiries and requests for information that the Trustees had made following their telephonic conference in July with their Independent Counsel. The Trustees noted the Adviser’s response to those inquiries included information regarding the Adviser’s decision to modify the expense limitation agreements to implement new and lower existing net operating expense limitations with respect to certain of the Funds about which the Trustees had inquired.

The Trustees also considered the extent to which economies of scale achieved by the Adviser are shared with Fund shareholders. In that regard, the Trustees concluded that the Funds’ advisory fee schedules, the breakpoints in those schedules (where applicable), and the fee waivers or other expense limitation arrangements (where applicable) that may apply were appropriate and supported the renewal of the Advisory Agreements.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Trustees were informed by the Adviser that that there were no pending litigation or regulatory actions against the Adviser that would adversely affect or prohibit the Adviser providing services to the Trust.

Based on this review, the Trustees concluded that the Adviser had the capabilities, resources and personnel necessary to act as the investment adviser to each Fund. With respect to the advisory fees, the Trustees concluded such fees were fair and reasonable in each instance.

Based on their evaluation of all material factors, including those described above, the Trustees concluded that the terms of the agreements remained reasonable and fair and voted to approve the renewal of each Advisory Agreement between the Trust and the Adviser for a one-year period commencing October 1, 2015, after a finding that the renewal of each Advisory Agreement was in the best interests of the relevant Fund and its shareholders.

Approval of Sub-Advisory Agreement for PNC International Equity Fund

At a meeting held on June 3-4, 2015, the Trustees met in person and voted to approve the renewal of the Sub-Advisory Agreement between the Adviser and Polaris Capital Management, LLC (the “Sub-Adviser”), on behalf of International Equity Fund (the “Fund”) for a one-year period commencing August 31, 2015.

The Trustees discussed with Independent Counsel a memorandum prepared by Independent Counsel relating to the Trustees’ responsibilities in considering the continuation of the Sub-Advisory Agreement. The Trustees discussed in detail the materials provided to the Trustees in response to a request for information and the report at the meeting from representatives of the Sub-Adviser on the nature of the sub-advisory services provided by the Sub-Adviser, including:

●	the personnel dedicated to performing services for the Sub-Adviser;

●	the research, due diligence and investment selection process utilized by the Sub-Adviser;

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●	the performance of the Sub-Adviser, including performance information for its other similarly managed accounts;

●	the contractual level of fees charged by the Sub-Adviser to portfolios advised by the Sub-Adviser using substantially similar investment policies;

●	the profitability of the Sub-Adviser related to providing sub-advisory services to the Fund;

●	the operations, policies and procedures and compliance systems of the Sub-Adviser;

●	succession planning by the Sub-Adviser; and

●	risk management and monitoring measures.

The Trustees discussed whether the continuance of the Sub-Advisory Agreement would be in the best interests of shareholders, based significantly on the nature and quality of the services provided by the Sub-Adviser and whether the terms of the Sub-Advisory Agreement were reasonable. In considering the nature and quality of the services, the Trustees considered the investment and business operations capabilities of the Sub-Adviser. In connection with this discussion, the Trustees considered the Sub-Adviser’s responses to additional questions from the Trustees at the meeting, as well as the Adviser’s statements regarding the nature and quality of the Sub-Adviser’s services and the Adviser’s experience with the Sub-Adviser. Based on this review, the Trustees concluded that the Sub-Adviser had the capabilities, resources and personnel necessary to continue to serve as sub-adviser to the Fund.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Trustees were informed by the Adviser that there were no pending litigation or regulatory actions against the Sub-Adviser that would adversely affect or prohibit the Sub-Adviser’s services to the Fund. With respect to the sub-advisory fees, the Trustees noted that such fees remained the same and concluded such fees were fair and reasonable.

Based on their evaluation of all material factors, including those described above, the Trustees concluded that the terms of the agreement remained reasonable and fair and that the renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

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Proxy Voting

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how the Trust voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at pncfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at pncfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

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Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza,

Suite 100,

Portland, ME 04101

www.foreside.com

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

P.O. Box 9795 Providence, RI 02940-9795	PRESORTED STANDARD U.S. POSTAGE PAID BNY MELLON

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period, condensed for PNC Mid Cap Index, PNC S&P 500 Index, and PNC Small Cap Index, are included as part of the report to shareholders filed under Item 1 of this form. Complete Schedules of Investments for PNC Mid Cap Index, PNC S&P 500 Index, and PNC Small Cap Index are included here.

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	Number	Value
	of Shares	(000)
COMMON STOCKS — 97.3%
Consumer Discretionary — 12.7%
Aaron’s	161	$ 4
AMC Networks, Cl A*	161	13
American Eagle Outfitters	472	7
Ascena Retail Group*	361	4
Big Lots	133	6
Brinker International	199	9
Brunswick	270	14
Buffalo Wild Wings*	53	8
Cabela’s*	145	7
Cable One	10	4
CalAtlantic Group*	227	10
Carter’s	153	13
Cheesecake Factory	116	5
Chico’s FAS	396	5
Cinemark Holdings	320	11
Cracker Barrel Old Country Store	69	9
CST Brands	234	9
Dana Holding	551	9
Deckers Outdoor*	124	6
DeVry Education Group	186	4
Dick’s Sporting Goods	308	12
Domino’s Pizza	152	16
DreamWorks Animation SKG, Cl A*	223	5
Dunkin’ Brands Group	326	14
Foot Locker	392	25
Gentex	852	14
Graham Holdings, Cl B	15	8
HSN	97	5
J.C. Penney*	737	6
Jack in the Box	102	8
Jarden*	586	27
John Wiley & Sons, Cl A	136	7
Kate Spade*	374	8
Live Nation Entertainment*	419	11
LKQ*	852	25
Meredith	122	6
Murphy USA*	115	7
New York Times, Cl A	360	5
NVR*	9	15
Office Depot*	1,494	10
Panera Bread, Cl A*	69	13
Polaris Industries	207	22
Service Corporation International	565	16
Skechers U.S.A., Cl A*	452	14
Sotheby’s	208	6
Tempur Sealy International*	150	12
Thor Industries	134	8
Time	336	6
Toll Brothers*	453	17
Tupperware Brands	140	8
Vista Outdoor*	172	8
Wendy’s	701	7
Williams-Sonoma	258	16

		544

Consumer Staples — 4.1%
Avon Products	1,770	6
Boston Beer, Cl A*	24	5
Casey’s General Stores	95	11
Church & Dwight	353	30
Dean Foods	258	5

	Number	Value
	of Shares	(000)

Edgewell Personal Care	186	$ 15
Energizer Holdings	171	6
Flowers Foods	433	10
Hain Celestial Group*	326	14
Ingredion	172	17
Lancaster Colony	48	6
Post Holdings*	127	9
SUPERVALU*	647	5
TreeHouse Foods*	108	9
United Natural Foods*	167	7
WhiteWave Foods*	542	22

		177

Energy — 3.5%
Dril-Quip*	123	8
Energen	222	13
Gulfport Energy*	358	9
HollyFrontier	515	25
Nabors Industries (Burmuda)	946	10
Noble PLC	616	8
Oceaneering International	276	12
Oil States International*	152	5
Patterson-UTI Energy	479	8
QEP Resources	426	7
Rowan PLC, Cl A	351	7
SM Energy	238	7
Superior Energy Services	476	7
Western Refining	187	8
World Fuel Services	253	11
WPX Energy*	908	8

		153

Financials — 24.6%
Alexander & Baldwin	129	5
Alexandria Real Estate Equities REIT	204	19
Alleghany*	44	22
American Campus Communities REIT	309	12
American Financial Group	187	14
Arthur J Gallagher	493	22
Aspen Insurance Holdings (Bermuda)	172	9
Associated Banc	411	8
BancorpSouth	223	6
Bank of Hawaii	120	8
Bank of the Ozarks	186	10
BioMed Realty Trust REIT	482	11
Brown & Brown	325	11
Camden Property Trust REIT	232	18
Care Capital Properties REIT	230	7
Cathay General Bancorp	208	7
CBOE Holdings	206	15
CNO Financial Group	499	10
Commerce Bancshares	224	10
Communications Sales & Leasing REIT	386	7
Corporate Office Properties Trust REIT	288	6
Corrections Corp of America REIT	352	9
Cullen/Frost Bankers	162	11
Douglas Emmett REIT	355	11
Duke Realty REIT	874	18
East West Bancorp	414	18
Eaton Vance	362	13
Equity One REIT	229	6
Everest Re Group (Bermuda)	123	23

See Notes to Financial Statements.

1

P N C  M i d  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 5  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Financials — continued
Extra Space Storage REIT	257	$ 21
Federal Realty Investment Trust REIT	179	26
Federated Investors, Cl B	275	9
First American Financial	298	12
First Horizon National	660	10
First Niagara Financial Group	847	9
FirstMerit	489	10
Fulton Financial	476	7
Hancock Holding	229	7
Hanover Insurance Group	111	9
Highwoods Properties REIT	242	10
Hospitality Properties Trust REIT	441	12
Janus Capital Group	452	7
Jones Lang LaSalle	124	21
Kemper	135	6
Kilroy Realty REIT	249	17
Lamar Advertising, Cl A REIT	239	14
LaSalle Hotel Properties REIT	366	10
Liberty Property Trust REIT	419	14
Mack-Cali Realty REIT	204	5
Mercury General	102	5
Mid-America Apartment Communities REIT	183	16
MSCI	309	22
National Retail Properties REIT	358	14
New York Community Bancorp	1,165	19
Old Republic International	614	12
Omega Healthcare Investors REIT	421	14
PacWest Bancorp	274	13
Primerica	136	7
Prosperity Bancshares	167	9
Raymond James Financial	353	21
Rayonier REIT	382	9
Regency Centers REIT	249	17
Reinsurance Group of America	183	17
RenaissanceRe Holdings (Bemuda)	121	13
Royal Bank of Canada	29	2
SEI Investments	343	19
Senior Housing Properties Trust REIT	670	10
Signature Bank*	129	20
SLM*	1,438	10
StanCorp Financial Group	114	13
Stifel Financial*	219	10
SVB Financial Group*	145	19
Synovus Financial	358	12
Tanger Factory Outlet Centers REIT	249	8
Taubman Centers REIT	158	11
TCF Financial	471	7
Trustmark	194	5
UDR REIT	645	24
Umpqua Holdings	603	11
Urban Edge Properties REIT	264	6
Valley National Bancorp	608	7
Waddell & Reed Financial, Cl A	291	11
Washington Federal	257	7
Webster Financial	266	11
Weingarten Realty Investors REIT	305	11
WisdomTree Investments	352	8
WP GLIMCHER REIT	556	6
WR Berkley	261	14

		1,052

	Number	Value
	of Shares	(000)

Healthcare — 9.3%
Akorn*	313	$ 10
Align Technology*	181	12
Allscripts Healthcare Solutions*	462	7
Bio-Rad Laboratories, Cl A*	58	8
Bio-Techne	115	10
Centene*	362	21
Charles River Laboratories International*	141	11
Community Health Systems*	593	17
Cooper	149	22
Halyard Health*	172	6
Health Net*	216	14
Hill-Rom Holdings	154	8
Hologic*	619	25
IDEXX Laboratories*	259	18
LifePoint Health*	127	9
LivaNova PLC (United Kingdom)*	117	7
MEDNAX*	271	19
Mettler-Toledo International*	82	28
Molina Healthcare*	104	6
Owens & Minor	174	7
PAREXEL International*	145	10
ResMed	373	22
Sirona Dental Systems*	143	16
STERIS PLC (United Kingdom)	162	12
Teleflex	116	15
United Therapeutics*	158	24
VCA*	212	12
WellCare Health Plans*	118	10
West Pharmaceutical Services	190	12

		398

Industrials — 15.4%
A.O. Smith	189	15
Acuity Brands	107	25
AECOM*	451	14
AGCO	234	12
Alaska Air Group	357	28
B/E Aerospace	328	15
Carlisle	203	18
CEB	91	7
CLARCOR	166	9
Clean Harbors*	168	7
Copart*	328	13
Crane	159	8
Deluxe	148	9
Donaldson	395	12
Esterline Technologies*	111	10
Fortune Brands Home & Security	395	22
FTI Consulting*	112	4
GATX	127	6
Genesee & Wyoming, Cl A*	158	11
Graco	155	12
Herman Miller	153	5
HNI	130	6
Hubbell, Cl B	158	16
Huntington Ingalls Industries	139	18
IDEX	216	17
ITT	243	10
JetBlue Airways*	678	17
KBR	418	8
Kennametal	274	8

See Notes to Financial Statements.

2

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Industrials — continued
Kirby*	174	$ 11
KLX*	160	5
Landstar System	122	8
Lennox International	105	14
Lincoln Electric Holdings	215	12
ManpowerGroup	220	20
MSC Industrial Direct, Cl A	149	9
Nordson	163	12
NOW*	361	7
Old Dominion Freight Line*	204	13
Orbital ATK	138	12
Oshkosh	214	9
Regal-Beloit	150	10
Rollins	258	7
RR Donnelley & Sons	573	9
Teledyne Technologies*	106	10
Terex	370	8
Timken	215	7
Towers Watson, Cl A	198	27
Trinity Industries	459	12
Triumph Group	184	7
Valmont Industries	75	9
Wabtec	313	25
Waste Connections	316	17
Watsco	74	9
Woodward	170	9

		660

Information Technology — 15.9%
ACI Worldwide*	346	8
ANSYS*	244	23
ARRIS Group*	369	11
Arrow Electronics*	266	15
Atmel	1,154	10
Avnet	361	16
Belden	120	8
Broadridge Financial Solutions	303	17
Cadence Design Systems*	720	16
CDK Global	466	22
Ciena*	333	8
Cognex	306	11
CommVault Systems*	134	6
Convergys	267	7
CoreLogic*	249	9
Cree*	307	8
Cypress Semiconductor*	998	11
Diebold	162	6
DST Systems	81	10
FactSet Research Systems	102	17
Fair Isaac	85	8
Fairchild Semiconductor International*	303	6
FEI	130	10
Fortinet*	471	17
Gartner*	231	22
Global Payments	296	21
Ingram Micro, Cl A	389	12
Integrated Device Technology*	328	9
InterDigital	101	5
Intersil, Cl A	396	6
IPG Photonics*	112	10
Jabil Circuit	491	13

	Number	Value
	of Shares	(000)

Jack Henry & Associates	206	$ 16
Keysight Technologies*	458	14
Leidos Holdings	162	9
Lexmark International, Cl A	176	6
Manhattan Associates*	185	14
MAXIMUS	172	10
Mentor Graphics	272	5
National Instruments	287	9
NCR*	485	13
NetScout Systems*	245	8
Plantronics	109	6
PTC*	349	13
Rackspace Hosting*	458	13
Science Applications International	130	7
Silicon Laboratories*	107	6
SolarWinds*	145	8
Solera Holdings	156	8
SunEdison*	2,238	7
Synaptics*	84	8
Synopsys*	435	22
Tech Data*	85	6
Teradyne	595	12
Trimble Navigation*	834	19
Tyler Technologies*	76	14
Ultimate Software Group*	71	14
VeriFone Systems*	349	10
WEX*	122	12
Zebra Technologies, Cl A*	164	13

		680

Materials — 7.1%
Albemarle	308	16
Allegheny Technologies	340	4
AptarGroup	161	12
Ashland	198	22
Bemis	283	13
Cabot	198	9
Carpenter Technology	174	6
Chemours	729	5
Commercial Metals	134	2
Compass Minerals International	98	8
Cytec Industries	194	15
Domtar	195	8
Eagle Materials	154	11
Louisiana-Pacific*	402	7
Minerals Technologies	100	6
NewMarket	33	14
Olin	315	7
Packaging Corporation of America	270	18
PolyOne	267	10
Reliance Steel & Aluminum	223	13
Royal Gold	219	8
RPM International	389	18
Scotts Miracle-Gro, Cl A	130	9
Sensient Technologies	126	8
Silgan Holdings	120	7
Sonoco Products	281	12
Steel Dynamics	742	13
United States Steel	745	6
Valspar	208	18

		305

See Notes to Financial Statements.

3

P N C  M i d  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 5  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Telecommunication Services — 0.2%
Telephone & Data Systems	288	$ 8

Utilities — 4.5%
Alliant Energy	301	18
Aqua America	451	13
Atmos Energy	245	15
Black Hills	123	5
Cleco	164	8
Great Plains Energy	386	10
Hawaiian Electric Industries	298	9
IDACORP	122	8
MDU Resources Group	570	10
National Fuel Gas	259	12
OGE Energy	562	15
ONE Gas	140	7
PNM Resources	196	6
Questar	512	10
UGI	461	16
Vectren	214	9
Westar Energy	333	14
WGL Holdings	124	8

		193

Total Common Stocks (Cost $3,940)		4,170

	Number	Value
	of Shares	(000)
EXCHANGE-TRADED FUND — 1.4%
SPDR® S&P MidCap 400® ETF Trust	226	$ 60

Total Exchange-Traded Fund (Cost $62)		60

MONEY MARKET FUND — 0.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.051%† (A)	37,708	38

Total Money Market Fund (Cost $38)		38

TOTAL INVESTMENTS — 99.6% (Cost $4,040)**		4,268

Other Assets & Liabilities – 0.4%		16

TOTAL NET ASSETS — 100.0%		$4,284

*	Non-income producing security.

** Aggregate cost for Federal income tax purposes is (000) $4,198.

Gross unrealized appreciation (000)	$285
Gross unrealized depreciation (000)	(215)

Net unrealized appreciation (000)	$70

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$4,170	$–	$–	$4,170

Exchange-Traded Fund	60	–	–	60

Money Market Fund	38	–	–	38

Total Assets - Investments in Securities	$4,268	$–	$–	$4,268

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

4

P N C   S & P   5 0 0   I n d e x   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  30,  2 0 1 5  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)
COMMON STOCKS — 96.9%
Consumer Discretionary — 12.7%
Advance Auto Parts	686	$ 112
Amazon.com*	3,599	2,393
AutoNation*	737	47
AutoZone*	292	229
Bed Bath & Beyond*	1,673	91
Best Buy	2,535	81
BorgWarner	2,194	94
Cablevision Systems, Cl A	1,933	59
CarMax*	2,116	121
Carnival	4,288	217
CBS, Cl B	4,191	212
Chipotle Mexican Grill*	281	163
Coach	2,594	82
Comcast, Cl A	19,493	1,186
Comcast, Special Cl A	3,365	205
D.R. Horton	3,113	101
Darden Restaurants	1,158	65
Delphi Automotive PLC (Jersey)	2,699	237
Discovery Communications, Cl A*	1,367	43
Discovery Communications, Cl C*	2,502	74
Dollar General	2,935	192
Dollar Tree*	2,127	160
Expedia	860	106
Ford Motor	34,956	501
Fossil Group*	464	18
GameStop, Cl A#	1,239	43
Gap	2,561	68
Garmin (Switzerland)	993	38
General Motors	13,259	480
Genuine Parts	1,397	127
Goodyear Tire & Rubber	2,183	76
H&R Block	2,513	92
Hanesbrands	3,670	113
Harley-Davidson	2,013	98
Harman International Industries	623	64
Hasbro	1,053	77
Home Depot	12,035	1,611
Interpublic Group	3,813	88
Johnson Controls	5,977	275
Kohl’s	1,956	92
L Brands	2,460	235
Leggett & Platt	1,244	58
Lennar, Cl A	1,434	73
Lowe’s	8,599	659
Macy’s	3,153	123
Marriott International, Cl A	1,942	138
Mattel	3,097	77
McDonald’s	8,945	1,021
Michael Kors Holdings (Hong Kong)*	1,719	74
Mohawk Industries*	561	107
Netflix*	3,850	475
Newell Rubbermaid	2,530	113
News, Cl A	4,465	64
News, Cl B	1,048	15
NIKE, Cl B	6,282	831
Nordstrom	1,411	79
Omnicom Group	2,426	179
O’Reilly Automotive*	929	245
Priceline Group*	473	591
PulteGroup	2,887	56
PVH	723	66

	Number	Value
	of Shares	(000)

Ralph Lauren	586	$73
Ross Stores	3,833	199
Royal Caribbean Cruises (Liberia)	1,540	143
Scripps Networks Interactive, Cl A	848	48
Signet Jewelers (Bermuda)	768	101
Staples	5,942	72
Starbucks	13,992	859
Starwood Hotels & Resorts Worldwide	1,740	125
Target	5,993	434
TEGNA	2,053	58
Tiffany	1,160	92
Time Warner	7,620	533
Time Warner Cable	2,582	477
TJX	6,414	453
Tractor Supply	1,312	117
TripAdvisor*	1,021	84
Twenty-First Century Fox, Cl A	11,519	340
Twenty-First Century Fox, Cl B	4,177	125
Under Armour, Cl A*	1,486	128
Urban Outfitters*	1,065	24
VF	3,178	206
Viacom, Cl B	3,503	174
Walt Disney	14,873	1,688
Whirlpool	734	119
Wyndham Worldwide	1,101	84
Wynn Resorts	757	48
Yum! Brands	4,064	295

		22,509

Consumer Staples — 9.2%
Altria Group	17,898	1,031
Archer-Daniels-Midland	5,927	216
Brown-Forman, Cl B	1,006	103
Campbell Soup	1,648	86
Clorox	1,170	145
Coca-Cola	36,133	1,540
Coca-Cola Enterprises	2,254	113
Colgate-Palmolive	8,415	553
ConAgra Foods	3,735	153
Constellation Brands, Cl A	1,554	218
Costco Wholesale	4,059	655
CVS Health	10,665	1,003
Dr Pepper Snapple Group	1,947	175
Estee Lauder, Cl A	2,080	175
General Mills	5,492	317
Hershey	1,397	121
Hormel Foods	1,251	94
J.M. Smucker	1,170	142
Kellogg	2,242	154
Keurig Green Mountain	1,180	62
Kimberly-Clark	3,389	404
Kraft Heinz	5,585	412
Kroger	9,350	352
McCormick	1,210	104
Mead Johnson Nutrition	1,868	151
Molson Coors Brewing, Cl B	1,437	132
Mondelez International, Cl A	15,189	663
Monster Beverage*	1,380	213
PepsiCo	13,614	1,364
Philip Morris International	14,192	1,240
Procter & Gamble	25,240	1,889
Reynolds American	7,585	351

See Notes to Financial Statements.

1

P N C  S & P  5 0 0   I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 5  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Consumer Staples — continued
Sysco	5,411	$222
Tyson Foods, Cl A	2,616	131
Walgreens Boots Alliance	8,414	707
Wal-Mart Stores	14,868	875
Whole Foods Market	3,391	99

		16,365

Energy — 6.7%
Anadarko Petroleum	4,591	275
Apache	3,635	179
Baker Hughes	3,989	216
Cabot Oil & Gas	3,907	74
Cameron International*	1,790	122
Chesapeake Energy#	4,889	26
Chevron	17,156	1,567
Cimarex Energy	817	97
Columbia Pipeline Group	3,113	60
ConocoPhillips	11,131	602
CONSOL Energy	2,084	16
Devon Energy	3,421	157
Diamond Offshore Drilling	630	14
Ensco PLC, Cl A (United Kingdom)	2,110	36
EOG Resources	5,026	419
EQT	1,374	79
Exxon Mobil	38,881	3,175
FMC Technologies*	2,161	74
Halliburton	8,133	324
Helmerich & Payne	996	58
Hess	2,415	142
Kinder Morgan	16,763	395
Marathon Oil	6,451	113
Marathon Petroleum	4,955	289
Murphy Oil	1,779	51
National Oilwell Varco	3,576	134
Newfield Exploration*	1,223	47
Noble Energy	3,782	139
Occidental Petroleum	7,221	546
ONEOK	1,913	56
Phillips 66	4,648	425
Pioneer Natural Resources	1,344	195
Range Resources	1,474	42
Schlumberger (Curacao)	11,831	913
Southwestern Energy*	3,146	28
Spectra Energy	5,929	155
Tesoro	1,236	142
Transocean (Switzerland)#	3,171	46
Valero Energy	4,930	354
Williams	6,274	229

		12,011

Financials — 17.1%
ACE (Switzerland)	3,032	348
Affiliated Managers Group*	518	92
Aflac	4,279	279
Allstate	3,819	240
American Express	8,148	584
American International Group	12,413	789
American Tower REIT	3,905	388
Ameriprise Financial	1,796	203
Aon PLC (United Kingdom)	2,616	248

	Number	Value
	of Shares	(000)

Apartment Investment & Management, CL A REIT	1,080	$41
Assurant	812	69
AvalonBay Communities REIT	1,228	223
Bank of America	101,134	1,763
BB&T	7,505	290
Berkshire Hathaway, Cl B*	17,882	2,398
BlackRock†	1,341	488
BNY Mellon	10,439	458
Boston Properties REIT	1,338	167
Capital One Financial	5,202	408
CBRE Group, Cl A*	2,789	105
Charles Schwab	11,255	379
Chubb	2,192	286
Cincinnati Financial	1,453	89
Citigroup	28,697	1,552
CME Group	3,302	322
Comerica	1,644	76
Crown Castle International REIT	3,081	265
Discover Financial Services	4,093	232
E*Trade Financial*	2,786	85
Equinix REIT	538	160
Equity Residential REIT	3,436	274
Essex Property Trust REIT	563	130
Fifth Third Bancorp	7,851	162
Franklin Resources	3,718	156
General Growth Properties REIT	5,746	146
Goldman Sachs Group	3,821	726
Hartford Financial Services Group	4,163	190
HCP REIT	3,962	141
Host Hotels & Resorts REIT	7,181	119
Huntington Bancshares	7,536	88
IntercontinentalExchange Group	1,041	271
Invesco (Bermuda)	3,999	135
Iron Mountain REIT	1,709	47
JPMorgan Chase	35,274	2,352
KeyCorp	8,061	106
Kimco Realty REIT	3,513	92
Legg Mason	988	44
Leucadia National	2,966	52
Lincoln National	2,400	132
Loews	2,715	103
M&T Bank	1,670	209
Macerich REIT	1,261	99
Marsh & McLennan	4,771	264
McGraw-Hill Financial	2,524	243
MetLife	10,836	554
Moody’s	1,723	178
Morgan Stanley	14,495	497
Nasdaq	1,058	62
Navient	3,954	47
Northern Trust	2,080	156
People’s United Financial	3,088	52
Plum Creek Timber REIT	1,452	74
PNC Financial Services Group†	5,751	549
Principal Financial Group	2,526	130
Progressive	5,320	164
Prologis REIT	4,548	194
Prudential Financial	4,195	363
Public Storage REIT	1,369	329
Realty Income REIT	2,118	105
Regions Financial	12,728	129

See Notes to Financial Statements.

2

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Financials — continued
Simon Property Group REIT	2,841	$529
SL Green Realty REIT	904	107
State Street	3,829	278
SunTrust Banks	4,825	210
Synchrony Financial*	8,079	257
T. Rowe Price Group	2,443	186
Torchmark	1,325	80
Travelers	2,909	333
U.S. Bancorp	15,585	684
Unum Group	2,405	88
Ventas REIT	3,006	160
Visa, Cl A	18,588	1,469
Vornado Realty Trust REIT	1,594	154
Wells Fargo	44,973	2,478
Welltower REIT	3,033	192
Weyerhaeuser REIT	4,755	153
XL Group PLC (Ireland)	2,798	107
Zions Bancorporation	1,415	42

		30,398

Healthcare — 14.0%
Abbott Laboratories	13,629	612
AbbVie	15,661	911
Aetna	3,334	343
Agilent Technologies	3,013	126
Alexion Pharmaceuticals*	2,211	394
Allergan PLC (Ireland)*	3,635	1,141
AmerisourceBergen	2,030	200
Amgen	7,210	1,162
Anthem	2,464	321
Baxalta	5,026	173
Baxter International	5,062	191
Becton Dickinson	1,851	278
Biogen*	2,141	614
Boston Scientific*	12,901	236
Bristol-Myers Squibb	15,100	1,012
C.R. Bard	687	128
Cardinal Health	3,162	275
Celgene*	7,446	815
Cerner*	2,603	155
Cigna	2,406	325
DaVita HealthCare Partners*	1,685	123
DENTSPLY International	1,292	78
Edwards Lifesciences*	1,044	170
Eli Lilly	8,471	695
Endo International PLC (Ireland)*	1,636	101
Express Scripts Holding*	6,440	550
Gilead Sciences	13,770	1,459
HCA Holdings*	3,007	205
Henry Schein*	765	120
Humana	1,406	237
Illumina*	1,403	258
Intuitive Surgical*	333	173
Johnson & Johnson	25,919	2,624
Laboratory Corporation of America Holdings*	854	104
Mallinckrodt PLC (Ireland)*	1,037	70
McKesson	2,146	406
Medtronic PLC (Ireland)	13,335	1,005
Merck	26,147	1,386
Mylan NV (Netherlands)* (A)	3,918	201
Patterson	769	35

	Number	Value
	of Shares	(000)

PerkinElmer	1,000	$53
Perrigo PLC (Ireland)	1,324	198
Pfizer	58,015	1,901
Quest Diagnostics	1,393	95
Regeneron Pharmaceuticals*	715	389
St. Jude Medical	2,797	176
Stryker	2,994	289
Tenet Healthcare*	878	29
Thermo Fisher Scientific	3,610	500
UnitedHealth Group	8,772	989
Universal Health Services, Cl B	844	103
Varian Medical Systems*	986	80
Vertex Pharmaceuticals*	2,227	288
Waters*	786	104
Zimmer Holdings	1,561	158
Zoetis	4,565	213

		24,977

Industrials — 9.9%
3M	5,885	921
ADT	1,599	57
Allegion PLC (Ireland)	782	53
American Airlines Group	6,149	254
AMETEK	2,234	126
Boeing	5,919	861
C.H. Robinson Worldwide	1,509	102
Caterpillar	5,566	404
Cintas	988	91
CSX	9,409	268
Cummins	1,621	163
Danaher	5,539	534
Deere	2,934	233
Delta Air Lines	7,558	351
Dover	1,659	109
Dun & Bradstreet	438	47
Eaton PLC (Ireland)	4,390	255
Emerson Electric	6,212	311
Equifax	1,078	120
Expeditors International of Washington	1,920	93
Fastenal	2,447	99
FedEx	2,543	403
Flowserve	1,190	55
Fluor	1,493	73
General Dynamics	2,847	417
General Electric	91,344	2,735
Honeywell International	7,400	769
Illinois Tool Works	3,175	298
Ingersoll-Rand PLC (Ireland)	2,350	138
J.B. Hunt Transport Services	861	67
Jacobs Engineering Group*	1,126	50
Kansas City Southern	1,004	91
L-3 Communications Holdings	872	107
Lockheed Martin	2,541	557
Masco	2,906	87
Nielsen Holdings PLC (United Kingdom)	3,407	159
Norfolk Southern	2,913	277
Northrop Grumman	1,771	330
PACCAR	3,127	162
Parker Hannifin	1,355	142
Pentair PLC (Ireland)	1,669	95
Pitney Bowes	1,816	39
Precision Castparts	1,298	301

See Notes to Financial Statements.

3

P N C  S & P  5 0 0   I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 5  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Industrials — continued
Quanta Services*	1,879	$41
Raytheon	2,901	360
Republic Services	2,466	108
Robert Half International	1,253	64
Rockwell Automation	1,280	136
Rockwell Collins	1,364	126
Roper Industries	853	165
Ryder System	451	30
Snap-on	504	87
Southwest Airlines	6,130	281
Stanley Black & Decker	1,477	161
Stericycle*	783	95
Textron	2,500	107
Tyco International PLC (Ireland)	4,134	146
Union Pacific	7,956	668
United Continental Holdings*	3,331	186
United Parcel Service, Cl B	6,337	653
United Rentals*	877	69
United Technologies	7,871	756
Verisk Analytics*	1,499	112
W.W. Grainger	570	114
Waste Management	3,796	204
Xylem	1,611	60

		17,533

Information Technology — 19.6%
Accenture PLC, Cl A (Ireland)	5,781	620
Activision Blizzard	4,523	170
Adobe Systems*	4,597	420
Akamai Technologies*	1,600	92
Alliance Data Systems*	532	153
Alphabet, Cl A*	2,702	2,061
Alphabet, Cl C*	2,750	2,042
Altera	2,869	152
Amphenol, Cl A	2,924	161
Analog Devices	2,632	162
Apple	54,613	6,461
Applied Materials	11,472	215
Autodesk*	1,894	120
Automatic Data Processing	4,432	382
Avago Technologies (Singapore)	2,491	325
Broadcom, Cl A	5,097	278
CA	3,288	92
Cisco Systems	48,845	1,331
Citrix Systems*	1,453	111
Cognizant Technology Solutions, Cl A*	5,737	371
Computer Sciences	1,425	45
Corning	12,004	225
CSRA*	1,425	45
eBay*	10,230	303
Electronic Arts*	3,062	208
EMC	18,354	465
F5 Networks*	680	70
Facebook, Cl A*	21,062	2,196
Fidelity National Information Services	2,678	171
First Solar*	538	30
Fiserv*	2,201	212
FLIR Systems	1,380	42
Harris	1,019	85
Hewlett Packard	17,156	255
HP	17,156	215

	Number	Value
	of Shares	(000)

Intel	45,045	$1,566
International Business Machines	8,517	1,187
Intuit	2,626	263
Juniper Networks	3,798	114
KLA-Tencor	1,550	103
Lam Research	1,494	117
Linear Technology	2,053	94
MasterCard, Cl A	9,343	915
Microchip Technology	1,711	83
Micron Technology*	10,065	160
Microsoft	75,070	4,080
Motorola Solutions	1,744	125
NetApp	3,103	95
NVIDIA	4,712	150
Oracle	32,062	1,249
Paychex	2,978	162
PayPal Holdings*	10,230	361
Qorvo*	1,381	80
QUALCOMM	14,921	728
Red Hat*	1,778	145
salesforce.com*	5,740	457
SanDisk	1,907	141
Seagate Technology PLC (Ireland)	3,026	109
Skyworks Solutions	1,732	144
Symantec	5,931	116
TE Connectivity (Switzerland)	3,790	254
Teradata*	1,497	45
Texas Instruments	9,534	554
Total System Services	1,393	78
VeriSign*	936	84
Western Digital	2,054	128
Western Union	4,464	84
Xerox	10,493	111
Xilinx	2,356	117
Yahoo!*	8,225	278

		34,763

Materials — 2.7%
Air Products & Chemicals	1,719	235
Airgas	639	88
Alcoa	11,298	106
Avery Dennison	926	61
Ball	1,397	97
CF Industries Holdings	2,222	102
Dow Chemical	10,952	571
E.I. du Pont de Nemours	8,708	586
Eastman Chemical	1,242	90
Ecolab	2,376	283
FMC	1,254	54
Freeport-McMoRan	9,247	76
International Flavors & Fragrances	701	84
International Paper	3,896	163
LyondellBasell Industries NV, Cl A (Netherlands)	3,460	332
Martin Marietta Materials	576	91
Monsanto	4,444	423
Mosaic	2,876	91
Newmont Mining	4,440	82
Nucor	2,814	117
Owens-Illinois*	1,415	27
PPG Industries	2,563	271
Praxair	2,707	305
Sealed Air	1,673	76

See Notes to Financial Statements.

4

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Materials — continued
Sherwin-Williams	782	$216
Vulcan Materials	1,156	119
WestRock	2,545	129

		4,875

Telecommunication Services — 2.3%
AT&T	58,649	1,975
CenturyLink	5,179	139
Frontier Communications	9,429	47
Level 3 Communications*	2,539	129
Verizon Communications	39,266	1,785

		4,075

Utilities — 2.7%
AES	5,951	59
AGL Resources	1,073	67
Ameren	2,244	98
American Electric Power	4,437	249
CenterPoint Energy	3,935	67
CMS Energy	2,345	82
Consolidated Edison	2,720	169
Dominion Resources	5,538	373
DTE Energy	1,579	127
Duke Energy	6,491	440
Edison International	3,012	179
Entergy	1,630	109
Eversource Energy	2,814	143
Exelon	7,926	216
FirstEnergy	3,872	122
NextEra Energy	4,270	426
NiSource	2,671	51
NRG Energy	2,928	36
Pepco Holdings	2,138	55
PG&E	4,269	225
Pinnacle West Capital	1,039	66
PPL	5,977	203
Public Service Enterprise Group	4,670	183
SCANA	1,069	63
Sempra Energy	2,043	203
Southern	8,407	374
TECO Energy	2,037	54
WEC Energy Group	2,997	148
Xcel Energy	4,547	162

		4,749

Total Common Stocks (Cost $80,663)		172,255

EXCHANGE-TRADED FUND — 2.4%
SPDR® S&P 500® ETF Trust	20,017	4,177

Total Exchange-Traded Fund (Cost $4,229)		4,177

	Number	Value
	of Shares	(000)
MONEY MARKET FUND — 0.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.051%† (A) (B)	901,520	$902

Total Money Market Fund (Cost $902)		902

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.8% (Cost $85,794)		177,334

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.1%
Money Market Fund — 0.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (B)	107,590	108

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $108)‡		108

TOTAL INVESTMENTS — 99.9% (Cost $85,902)**		177,442

Other Assets & Liabilities – 0.1%		240

TOTAL NET ASSETS — 100.0%		$177,682

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $91,811.

Gross unrealized appreciation (000)	$87,416
Gross unrealized depreciation (000)	(1,785)

Net unrealized appreciation (000)	$85,631

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $105 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Futures Contracts:

		Notional
	Number	Cost		Unrealized
	of	Amount	Expiration	Appreciation
Description	Contracts	(000)	Date	(000)

S&P 500® E-mini	10	$970	12/18/15	$70

Cash in the amount of $46,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,267,883 have been segregated on the Fund’s books and records.

See Notes to Financial Statements.

5

P N C  S & P  5 0 0   I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 5  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$172,255	$–	$–	$172,255

Exchange-Traded Fund	4,177	–	–	4,177

Money Market Fund	902	–	–	902

Short-Term Investment Purchased with Collateral From Securities

Loaned	108	–	–	108

Total Assets - Investments in Securities	$177,442	$–	$–	$177,442

Other Financial Instruments
Futures Contracts	$70	$–	$–	$70

Total Assets - Other Financial Instruments	$70	$–	$–	$70

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2015, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$108	$–	$108

Total Liabilities - Collateral Received for Loaned Securities	$–	$108	$–	$108

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

6

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 5  ( U n a u d i t e d)

	Number	Value
	of Shares	(000)
COMMON STOCKS — 97.6%
Consumer Discretionary — 13.2%
1-800-Flowers.com, Cl A*	212	$2
A.H. Belo, Cl A	63	–
Aeropostale*	430	–
AMC Entertainment Holdings, Cl A	145	4
American Axle & Manufacturing Holdings*	402	9
American Eagle Outfitters	1,133	18
American Public Education*	131	3
America’s Car-Mart*	58	2
Arctic Cat	96	2
Asbury Automotive Group*	159	12
Ascena Retail Group*	859	10
Ascent Capital Group, Cl A*	90	2
Barnes & Noble	272	3
Barnes & Noble Education*	172	3
Beazer Homes USA*	172	2
Belmond, Cl A (Bermuda)*	494	5
Big 5 Sporting Goods	133	1
Big Lots	242	11
Biglari Holdings*	8	3
BJ’s Restaurants*	142	7
Bloomin’ Brands	751	13
Blue Nile*	84	3
Bob Evans Farms	159	6
Boyd Gaming*	508	10
Bravo Brio Restaurant Group*	143	2
Bright Horizons Family Solutions*	189	13
Buckle	179	6
Buffalo Wild Wings*	109	17
Build-A-Bear Workshop*	108	1
Burlington Stores*	422	20
Caesars Entertainment*	301	3
CalAtlantic Group*	433	18
Caleres	267	8
Callaway Golf	516	5
Capella Education	74	4
Career Education*	224	1
Carmike Cinemas*	157	3
Carriage Services	122	3
Cato, Cl A	179	7
Cavco Industries*	48	4
Cheesecake Factory	289	14
Children’s Place	125	6
Christopher & Banks*	198	–
Churchill Downs	80	12
Chuy’s Holdings*	64	2
Cinedigm, Cl A*	901	–
ClubCorp Holdings	203	4
Columbia Sportswear	162	8
Conn’s*	166	4
Container Store Group*	96	1
Cooper Tire & Rubber	342	14
Core-Mark Holding	143	12
Cracker Barrel Old Country Store	108	14
Crocs*	505	6
Crown Media Holdings, Cl A*	176	1
CSS Industries	70	2
Culp	79	2
Cumulus Media, Cl A*	1,008	–
Dana Holding	923	15
Dave & Buster’s Entertainment*	144	6
Deckers Outdoor*	212	10

	Number	Value
	of Shares	(000)

Denny’s*	552	$5
Destination Maternity	13	–
DeVry Education Group	542	13
Dex Media*	181	–
Diamond Resorts International*	218	6
DineEquity	99	8
Dorman Products*	150	7
Drew Industries*	142	9
E.W. Scripps, Cl A*	329	7
Eldorado Resorts*	229	2
Entercom Communications, Cl A*	212	3
Entravision Communications, Cl A	433	4
Eros International PLC (Isle of Man)*	172	2
Ethan Allen Interiors	172	5
EVINE Live*	332	1
Express*	533	9
Federal-Mogul Holdings*	190	2
Fiesta Restaurant Group*	166	6
Finish Line, Cl A	305	5
Five Below*	337	9
Flexsteel Industries	18	1
Fox Factory Holding*	116	2
Francesca’s Holdings*	281	4
Fred’s, Cl A	246	4
FTD*	82	2
Genesco*	128	7
Gentherm*	209	11
G-III Apparel Group*	212	10
Global Eagle Entertainment*	184	2
Grand Canyon Education*	267	11
Gray Television*	389	7
Green Brick Partners*	181	1
Group 1 Automotive	143	12
Guess?	360	7
Haverty Furniture	133	3
Helen of Troy (Bermuda)*	166	17
Hemisphere Media Group*	125	2
Hibbett Sports*	150	5
Horizon Global*	103	1
Houghton Mifflin Harcourt*	707	14
Hovnanian Enterprises, Cl A*	762	1
HSN	203	10
Iconix Brand Group*	249	2
Installed Building Products*	88	2
International Speedway, Cl A	172	6
Interval Leisure Group	246	4
iRobot*	177	6
Isle of Capri Casinos*	174	3
Jack in the Box	228	17
Johnson Outdoors, Cl A	57	1
Journal Media Group	109	1
K12*	251	3
KB Home	711	10
Kirkland’s*	114	2
Krispy Kreme Doughnuts*	418	6
La Quinta Holdings*	598	9
Lands’ End*	114	3
La-Z-Boy	275	7
LeapFrog Enterprises*	417	–
LGI Homes*	96	3
Libbey	139	4
Liberty Interactive QVC Group, Cl A*	1	–

See Notes to Financial Statements.

1

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 5  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Consumer Discretionary — continued
LifeLock*	494	$ 7
Lithia Motors, Cl A	133	17
Loral Space & Communications*	76	3
Lumber Liquidators Holdings*	167	3
M/I Homes*	154	4
MarineMax*	172	3
Marriott Vacations Worldwide	156	10
Mattress Firm Holding*	96	5
MDC Holdings	246	6
MDC Partners, Cl A (Canada)	246	5
Media General*	466	7
Men’s Wearhouse	286	6
Meredith	214	10
Meritage Homes*	218	8
Metaldyne Performance Group	96	2
Modine Manufacturing*	214	2
Monarch Casino & Resort*	93	2
Monro Muffler Brake	190	14
Morgans Hotel Group*	76	–
Motorcar Parts of America*	131	5
Movado Group	114	3
Nathan’s Famous*	11	–
National CineMedia	381	6
Nautilus*	209	4
New Media Investment Group	275	5
New York Times, Cl A	780	11
Nexstar Broadcasting Group, Cl A	184	11
Nutrisystem	198	5
Outerwall	114	7
Overstock.com*	102	1
Oxford Industries	92	6
Papa John’s International	166	10
Penn National Gaming*	487	8
Pep Boys-Manny Moe & Jack*	348	5
Perry Ellis International*	102	2
PetMed Express	150	3
Pier 1 Imports	521	4
Pinnacle Entertainment*	346	11
Pool	244	20
Popeyes Louisiana Kitchen*	143	8
Quiksilver*	793	–
Radio One, Cl D*	340	1
Reading International, Cl A*	156	2
Red Robin Gourmet Burgers*	88	6
Regis*	288	5
Rent-A-Center	281	5
Rentrak*	68	3
Restoration Hardware Holdings*	183	16
Ruby Tuesday*	376	2
Ruth’s Hospitality Group	246	4
Saga Communications, Cl A	38	2
Scholastic	172	7
Scientific Games, Cl A*	331	3
Select Comfort*	325	8
Shake Shack, Cl A*	42	2
Shoe Carnival	114	2
Shutterfly*	228	10
Sinclair Broadcast Group, Cl A	382	13
Smith & Wesson Holding*	363	7
Sonic	323	9
Sonic Automotive, Cl A	246	6
Sotheby’s	350	10

	Number	Value
	of Shares	(000)

Speedway Motorsports	106	$ 2
Stage Stores	206	2
Standard Motor Products	133	6
Stein Mart	111	1
Steiner Leisure (Bahamas)*	81	5
Steven Madden*	342	11
Stoneridge*	87	1
Strattec Security	6	–
Strayer Education*	102	6
Sturm Ruger	114	6
Superior Industries International	96	2
Taylor Morrison Home, Cl A*	212	4
Tenneco*	362	20
Texas Roadhouse	384	13
Tile Shop Holdings*	230	4
Tilly’s, Cl A*	121	1
Time	647	11
Tower International	96	3
Townsquare Media, Cl A*	111	1
Travelport Worldwide (Bermuda)	622	8
TRI Pointe Group*	805	11
Tribune Publishing	273	3
Tuesday Morning*	286	2
Tumi Holdings*	305	5
Unifi*	108	3
Universal Electronics*	101	5
Vail Resorts	203	24
Vera Bradley*	150	2
Vince Holding*	88	–
Vitamin Shoppe*	190	6
VOXX International*	153	1
Weight Watchers International*	268	7
William Lyon Homes, Cl A*	105	2
Winmark	21	2
Winnebago Industries	190	4
Wolverine World Wide	581	11
World Wrestling Entertainment, Cl A	231	4
Zumiez*	138	2
		1,278

Consumer Staples — 3.4%
Alico	2	–
Andersons	145	5
B&G Foods	325	12
Boston Beer, Cl A*	44	9
Boulder Brands*	381	4
Calavo Growers	96	5
Cal-Maine Foods	172	9
Casey’s General Stores	216	25
Central Garden and Pet, Cl A*	269	4
Chefs’ Warehouse*	114	2
Coca-Cola Bottling	29	6
Darling Ingredients*	902	10
Dean Foods	547	10
Diamond Foods*	150	6
Elizabeth Arden*	96	1
Fresh Del Monte Produce (Cayman Islands)	206	9
Fresh Market*	223	5
HRG Group*	542	7
Ingles Markets, Cl A	85	5
Inter Parfums	114	3
J&J Snack Foods	90	11

See Notes to Financial Statements.

2

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Consumer Staples — continued
John B Sanfilippo & Son*	62	$ 4
Lancaster Colony	114	13
Landec*	210	3
Medifast*	92	3
Natural Grocers by Vitamin Cottage*	76	2
Nutraceutical International*	74	2
Omega Protein*	177	4
Post Holdings*	318	22
PriceSmart	109	10
Sanderson Farms	117	9
Seaboard*	2	7
Snyder’s-Lance	289	11
SpartanNash	235	5
SUPERVALU*	1,323	9
Tootsie Roll Industries	136	4
TreeHouse Foods*	244	21
United Natural Foods*	291	13
Universal	135	8
USANA Health Sciences*	37	5
Vector Group	427	11
Village Super Market, Cl A	67	2
WD-40	86	8
Weis Markets	76	3
		327

Energy — 2.6%
Abraxas Petroleum*	1,243	2
Alon USA Energy	187	3
Alpha Natural Resources*	1,832	–
Approach Resources*	217	1
Arch Coal*	167	–
Archrock	342	4
Basic Energy Services*	201	1
Bonanza Creek Energy*	187	2
BPZ Resources*	3,242	–
Bristow Group	209	6
C&J Energy Services (Bermuda)*	286	2
Callon Petroleum*	283	3
CARBO Ceramics	116	2
Carrizo Oil & Gas*	283	11
Clayton Williams Energy*	37	2
Clean Energy Fuels*	438	2
Cloud Peak Energy*	472	1
Comstock Resources	278	1
Contango Oil & Gas*	61	–
Delek US Holdings	350	10
Emerald Oil*	178	–
Energy XXI (Bermuda)	552	1
Era Group*	133	2
EXCO Resources*	1,105	1
Exterran*	171	3
Forum Energy Technologies*	347	5
Frontline (Bermuda)*	692	2
GasLog (Bermuda)	280	3
Gastar Exploration*	131	–
Geospace Technologies*	114	1
Green Plains	239	6
Gulf Island Fabrication	48	–
Gulfmark Offshore, Cl A	161	1
Halcon Resources*	1,383	1
Harvest Natural Resources*	679	1

	Number	Value
	of Shares	(000)

Helix Energy Solutions Group*	652	$ 4
Hercules Offshore*	8	–
Hornbeck Offshore Services*	217	3
ION Geophysical*	881	1
Key Energy Services*	800	–
Magnum Hunter Resources*	1,078	–
Matador Resources*	424	11
Matrix Service*	172	4
McDermott International (Panama)*	1,445	6
Miller Energy Resources*	1,478	–
Natural Gas Services Group*	96	2
Newpark Resources*	550	4
Nordic American Tankers (Bermuda)	472	7
North Atlantic Drilling (Bermuda)*	1,462	1
Northern Oil and Gas*	264	1
Nuverra Environmental Solutions*	117	–
Oasis Petroleum*	747	9
Oil States International*	303	10
Pacific Ethanol*	203	1
Panhandle Oil and Gas, Cl A	176	3
Parker Drilling*	762	2
PDC Energy*	217	12
Peabody Energy	136	2
Penn Virginia*	506	–
PHI*	48	1
Pioneer Energy Services*	403	1
Renewable Energy Group*	160	1
Resolute Energy*	436	–
REX American Resources*	47	3
Rex Energy*	280	–
RigNet*	76	2
Sanchez Energy*	362	2
Scorpio Tankers (Marshall Islands)	862	7
SEACOR Holdings*	98	6
SemGroup, Cl A	247	9
Seventy Seven Energy*	1,068	1
Ship Finance International (Bermuda)	278	5
Solazyme*	331	1
Stone Energy*	305	2
Swift Energy*	279	–
Synergy Resources*	482	6
Teekay Tankers, Cl A (Marshall Islands)	532	4
Tesco (Canada)	209	2
TETRA Technologies*	513	5
Triangle Petroleum*	458	–
U.S. Silica Holdings	292	6
VAALCO Energy*	377	1
Vantage Drilling (Cayman Islands)*	3,169	–
W&T Offshore*	235	1
Western Refining	401	18
Willbros Group*	279	1
		248

Financials — 25.0%
1st Source	109	4
Acadia Realty Trust REIT	376	13
AG Mortgage Investment Trust REIT	207	3
Agree Realty REIT	99	3
Alexander & Baldwin	286	11
Alexander’s REIT	13	5
Altisource Portfolio Solutions SA (Luxembourg)*	99	3
Altisource Residential REIT	292	4

See Notes to Financial Statements.

3

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 5  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Financials — continued
Ambac Financial Group*	276	$ 5
American Assets Trust REIT	209	8
American Capital Mortgage Investment REIT	342	5
American Equity Investment Life Holding	441	12
American Residential Properties REIT	206	4
Ameris Bancorp	172	6
AMERISAFE	127	7
Ames National	85	2
Anchor BanCorp Wisconsin*	58	2
Anworth Mortgage Asset REIT	747	4
Apollo Commercial Real Estate Finance REIT	294	5
Ares Commercial Real Estate REIT	163	2
Argo Group International Holdings (Bermuda)	172	11
Arlington Asset Investment, Cl A	114	2
ARMOUR Residential REIT	228	5
Arrow Financial	96	3
Astoria Financial	550	9
BancFirst	48	3
Banco Latinoamericano de Comercio
Exterior SA, Cl E (Panama)	190	5
Bancorp*	228	2
BancorpSouth	570	15
Bank Mutual	362	3
Bank of Marin Bancorp	47	3
Bank of the Ozarks	447	24
BankFinancial	169	2
Banner	122	6
BB&T	1	–
BBCN Bancorp	496	9
Beneficial Bancorp*	503	7
Berkshire Hills Bancorp	172	5
BGC Partners, Cl A	916	8
Blue Hills Bancorp	99	2
BNC Bancorp	146	4
BofI Holding*	316	6
Boston Private Financial Holdings	513	6
Bridge Bancorp	94	3
Brookline Bancorp	476	6
Bryn Mawr Bank	96	3
C1 Financial*	62	2
Calamos Asset Management, Cl A	161	2
Camden National	58	3
Capital Bank Financial, Cl A	161	5
Capital City Bank Group	106	2
Capitol Federal Financial	850	11
Capstead Mortgage REIT	573	5
Cardinal Financial	209	5
CareTrust REIT	194	2
Cash America International	133	4
Cathay General Bancorp	476	16
Cedar Realty Trust REIT	533	4
CenterState Banks	246	4
Central Pacific Financial	127	3
Century Bancorp, Cl A	37	2
Chambers Street Properties REIT	1,447	11
Charter Financial	158	2
Chatham Lodging Trust REIT	197	4
Chemical Financial	190	7
Chesapeake Lodging Trust REIT	317	9
Citizens*	342	3
Citizens & Northern	30	1

	Number	Value
	of Shares	(000)

City Holding	104	$ 5
CNB Financial	127	2
CNO Financial Group	1,166	24
CoBiz Financial	267	4
Cohen & Steers	121	4
Colony Financial, Cl A REIT	624	13
Columbia Banking System	325	12
Community Bank System	246	11
Community Trust Bancorp	104	4
ConnectOne Bancorp	166	3
Consolidated-Tomoka Land	38	2
CoreSite Realty REIT	133	8
Cousins Properties REIT	1,206	12
Cowen Group, Cl A*	814	4
CU Bancorp*	96	3
CubeSmart REIT	919	27
Customers Bancorp*	172	5
CVB Financial	570	11
CyrusOne REIT	513	19
CYS Investments REIT	1,020	8
DCT Industrial Trust REIT	476	18
Diamond Hill Investment Group*	20	4
DiamondRock Hospitality REIT	1,179	13
Dime Community Bancshares	228	4
DuPont Fabros Technology REIT	393	13
Dynex Capital REIT	400	3
Eagle Bancorp*	159	9
EastGroup Properties REIT	183	11
Education Realty Trust REIT	246	9
eHealth*	108	1
Employers Holdings	206	6
Encore Capital Group*	150	5
Enova International*	162	1
Enstar Group (Bermuda)*	52	8
Enterprise Financial Services	150	4
EPR Properties REIT	343	19
Equity One REIT	360	10
Essent Group (Bermuda)*	273	7
EverBank Financial	544	9
Evercore Partners, Cl A	176	10
Ezcorp, Cl A*	391	2
FBL Financial Group, Cl A	67	5
FCB Financial Holdings, Cl A*	191	7
Federal Agricultural Mortgage, Cl C	76	2
Federated National Holding	102	3
FelCor Lodging Trust REIT	800	6
Fidelity & Guaranty Life	99	3
Fidelity Southern	137	3
Financial Engines	301	11
Financial Institutions	114	3
First American Financial	607	24
First Bancorp	150	3
First Bancorp	98	2
First BanCorp (Puerto Rico)*	710	3
First Busey	178	4
First Cash Financial Services*	172	7
First Commonwealth Financial	613	6
First Community Bancshares	143	3
First Connecticut Bancorp	143	3
First Defiance Financial	80	3
First Financial	90	3
First Financial Bancorp	352	7

See Notes to Financial Statements.

4

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Financials — continued
First Financial Bankshares	381	$14
First Industrial Realty Trust REIT	647	15
First Interstate BancSystem, Cl A	114	3
First Merchants	231	6
First Midwest Bancorp	476	9
First NBC Bank Holding*	74	3
First of Long Island	87	3
First Potomac Realty Trust REIT	363	4
FirstMerit	970	20
Flagstar Bancorp*	150	4
Flushing Financial	206	5
FNB	1,017	15
Forestar Group*	228	3
Franklin Street Properties REIT	570	6
FRP Holdings*	58	2
GAIN Capital Holdings	212	2
GAMCO Investors, Cl A	37	2
GEO Group REIT	425	12
German American Bancorp	96	3
Getty Realty REIT	167	3
Glacier Bancorp	438	13
Government Properties Income Trust REIT	363	6
Gramercy Property Trust REIT	299	7
Great Southern Bancorp	76	4
Great Western Bancorp	251	8
Green Dot, Cl A*	209	4
Greenhill	162	4
Greenlight Capital Re (Cayman Islands)*	176	4
Guaranty Bancorp	133	2
Hallmark Financial Services*	143	2
Hancock Holding	447	13
Hanmi Financial	209	5
HCI Group	67	3
Healthcare Realty Trust REIT	569	15
Heartland Financial USA	114	4
Heritage Commerce	209	2
Heritage Financial	199	4
Heritage Insurance Holdings*	220	5
Heritage Oaks Bancorp	198	2
Hersha Hospitality Trust REIT	305	7
HFF, Cl A*	209	7
Highwoods Properties REIT	533	23
Hilltop Holdings*	445	10
Home BancShares	325	15
Horace Mann Educators	247	9
Hudson Pacific Properties REIT	391	11
IBERIABANK	194	12
Independence Holding	111	2
Independent Bank	150	8
Independent Bank Group	68	3
Infinity Property & Casualty	76	7
Inland Real Estate REIT	564	5
International Bancshares	329	10
INTL. FCStone*	109	4
Invesco Mortgage Capital REIT	669	9
Investment Technology Group	217	4
Investors Bancorp	1,935	25
Investors Real Estate Trust REIT	666	5
iStar REIT*	533	7
James River Group Holdings (Bermuda)	86	3
Janus Capital Group	866	14
Kansas City Life Insurance	35	2

	Number	Value
	of Shares	(000)

KCG Holdings, Cl A*	317	$ 4
Kennedy-Wilson Holdings	468	12
Lakeland Bancorp	280	3
Lakeland Financial	114	5
LaSalle Hotel Properties REIT	634	18
LegacyTexas Financial Group	246	8
LendingTree*	42	4
Lexington Realty Trust REIT	1,134	10
LTC Properties REIT	217	9
Maiden Holdings (Bermuda)	347	5
MainSource Financial Group	150	3
Marcus & Millichap*	58	2
MarketAxess Holdings	217	23
Marlin Business Services	72	1
MB Financial	387	14
MBIA*	895	6
Medical Properties Trust REIT	1,162	14
Medley Management, Cl A	141	1
Mercantile Bank	87	2
Meridian Bancorp	235	3
Metro Bancorp	111	4
MGIC Investment*	1,968	19
MidWestOne Financial Group	65	2
Monmouth Real Estate Investment REIT	342	4
National Bank Holdings, Cl A	231	5
National Bankshares	61	2
National General Holdings	246	5
National Health Investors REIT	209	13
National Penn Bancshares	723	9
National Western Life Group, Cl A	17	4
Navigators Group*	68	6
NBT Bancorp	267	8
Nelnet, Cl A	133	4
New Residential Investment REIT	1,183	15
New York Mortgage Trust REIT	502	3
New York REIT	921	11
NewStar Financial*	190	2
Northfield Bancorp	312	5
Northrim BanCorp	16	–
Northwest Bancshares	591	8
Ocwen Financial*	681	5
OFG Bancorp (Puerto Rico)	307	3
Old National Bancorp	628	9
OM Asset Management PLC (United Kingdom)	176	3
One Liberty Properties REIT	102	2
OneBeacon Insurance Group, Cl A (Bermuda)	172	2
Oppenheimer Holdings, Cl A	88	2
Opus Bank	57	2
Oritani Financial	305	5
PacWest Bancorp	1	–
Park National	76	7
Park Sterling	362	3
Parkway Properties REIT	431	7
Pebblebrook Hotel Trust REIT	410	13
Penns Woods Bancorp	40	2
Pennsylvania Real Estate Investment Trust REIT	354	8
PennyMac Financial Services, Cl A*	121	2
PennyMac Mortgage Investment Trust REIT	438	7
PHH*	278	5
PICO Holdings*	150	2
Pinnacle Financial Partners	214	12
Piper Jaffray*	109	4

See Notes to Financial Statements.

5

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 5  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Financials — continued
Potlatch REIT	236	$ 8
PRA Group*	289	12
Preferred Bank	96	4
Primerica	301	15
PrivateBancorp	413	18
Prosperity Bancshares	408	23
Provident Financial Services	381	8
PS Business Parks REIT	114	10
QTS Realty Trust, Cl A REIT	134	6
Radian Group	1,080	15
RAIT Financial Trust REIT	357	2
Ramco-Gershenson Properties Trust REIT	418	7
RE/MAX Holdings, Cl A	87	3
Redwood Trust REIT	505	7
Regional Management*	102	2
Renasant	238	9
Resource Capital REIT	134	2
Retail Opportunity Investments REIT	547	10
RLI	245	15
RLJ Lodging Trust REIT	777	19
Rouse Properties REIT	172	3
Ryman Hospitality Properties REIT	253	14
S&T Bancorp	206	7
Sabra Health Care REIT	319	7
Safeguard Scientifics*	150	2
Safety Insurance Group	88	5
Sandy Spring Bancorp	172	5
Saul Centers REIT	58	3
Seacoast Banking Corp of Florida*	65	1
Select Income REIT	338	7
Selective Insurance Group	327	11
ServisFirst Bancshares	146	7
Sierra Bancorp	116	2
Simmons First National, Cl A	144	8
South State	145	11
Southside Bancshares	176	5
Southwest Bancorp	148	3
Sovran Self Storage REIT	201	20
St. Joe*	362	7
STAG Industrial REIT	337	7
Starwood Waypoint Residential Trust REIT	197	5
State Bank Financial	228	5
Sterling Bancorp	745	13
Stewart Information Services	139	6
Stifel Financial*	381	17
Stock Yards Bancorp	96	4
STORE Capital REIT	149	3
Strategic Hotels & Resorts REIT*	1,502	21
Summit Hotel Properties REIT	556	7
Sun Communities REIT	261	17
Sunstone Hotel Investors REIT	1,176	17
Symetra Financial	445	14
Talmer Bancorp, Cl A	368	7
Tejon Ranch*	96	2
Territorial Bancorp	88	3
Texas Capital Bancshares*	249	15
Third Point Reinsurance (Bermuda)*	383	5
Tompkins Financial	96	6
Towne Bank	288	6
TriCo Bancshares	114	3
TriState Capital Holdings*	201	3
TrustCo Bank	647	4

	Number	Value
	of Shares	(000)

Trustmark	400	$ 10
UMB Financial	221	12
Umpqua Holdings	1,194	21
Union Bankshares	275	7
United Bankshares	398	17
United Community Banks	286	6
United Community Financial	424	3
United Development Funding IV REIT	204	4
United Financial Bancorp	337	5
United Fire Group	136	5
United Insurance Holdings	137	3
Universal Health Realty Income Trust REIT	84	4
Universal Insurance Holdings	203	4
Univest Corporation of Pennsylvania	133	3
Urstadt Biddle Properties, Cl A REIT	167	3
Virtus Investment Partners	37	5
Walker & Dunlop*	169	5
Walter Investment Management*	228	3
Washington Federal	734	19
Washington Real Estate Investment Trust REIT	413	11
Washington Trust Bancorp	96	4
Waterstone Financial	256	4
Webster Financial	533	21
WesBanco	184	6
West Bancorporation	137	3
Westamerica Bancorporation	162	8
Western Alliance Bancorp*	496	19
Western Asset Mortgage Capital REIT	296	3
Westwood Holdings Group	48	3
Wilshire Bancorp	458	6
Wintrust Financial	264	14
WisdomTree Investments	635	14
World Acceptance*	55	2
WSFS Financial	150	5
Yadkin Financial	122	3
		2,427

Healthcare — 14.5%
Abaxis	140	7
ABIOMED*	235	19
ACADIA Pharmaceuticals*	450	17
Acceleron Pharma*	116	5
Accuray*	513	4
Aceto	190	5
Achillion Pharmaceuticals*	639	6
Acorda Therapeutics*	262	10
Adamas Pharmaceuticals*	62	1
Adeptus Health, Cl A*	44	3
Aegerion Pharmaceuticals*	204	2
Affymetrix*	500	5
Agenus*	398	2
Air Methods*	228	10
Albany Molecular Research*	170	3
Alder Biopharmaceuticals*	94	3
Alexion Pharmaceuticals*	1	–
Alliance HealthCare Services*	125	1
Almost Family*	67	3
AMAG Pharmaceuticals*	297	8
Amedisys*	177	7
AMN Healthcare Services*	286	8
Amphastar Pharmaceuticals*	104	2
Amsurg*	269	23

See Notes to Financial Statements.

6

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Healthcare — continued
Anacor Pharmaceuticals*	234	$27
Analogic	76	6
AngioDynamics*	190	2
ANI Pharmaceuticals*	44	2
Anika Therapeutics*	106	4
Antares Pharma*	678	1
Ardelyx*	82	2
Arena Pharmaceuticals*	1,303	3
ARIAD Pharmaceuticals*	990	6
Array BioPharma*	783	3
Arrowhead Research*	294	2
Atara Biotherapeutics*	93	4
AtriCure*	150	3
Atrion	11	5
Avalanche Biotechnologies*	50	1
BioDelivery Sciences International*	139	1
BioScrip*	363	1
BioSpecifics Technologies*	38	2
Calithera Biosciences*	5	–
Cambrex*	189	10
Cantel Medical	204	13
Cardiovascular Systems*	140	2
Catalent*	496	14
Celldex Therapeutics*	542	10
Cempra*	149	5
Cepheid*	408	15
Cerus*	441	2
Chelsea Therapeutics International* (A) (B)	309	–
Chemed	102	16
ChemoCentryx*	167	1
Chimerix*	208	8
Civitas Solutions*	91	2
Clovis Oncology*	143	4
Computer Programs & Systems	76	4
Concert Pharmaceuticals*	157	4
CONMED	167	7
Connecture*	72	–
Corcept Therapeutics*	430	2
CorVel*	76	3
Cross Country Healthcare*	228	4
CryoLife	90	1
CTI BioPharma*	963	1
Cynosure, Cl A*	145	6
Cytori Therapeutics*	1,102	–
Depomed*	357	7
Diplomat Pharmacy*	223	8
Dyax*	828	28
Dynavax Technologies*	189	5
Eagle Pharmaceutical*	41	4
Emergent BioSolutions*	187	7
Enanta Pharmaceuticals*	106	3
Endocyte*	189	1
Endologix*	400	4
Ensign Group	127	6
Esperion Therapeutics*	71	2
Exact Sciences*	481	4
Exactech*	76	1
ExamWorks Group*	201	5
Exelixis*	1,390	8
FibroGen*	321	10
Fluidigm*	184	2
Genesis Healthcare*	67	–

	Number	Value
	of Shares	(000)

GenMark Diagnostics*	230	$ 2
Genomic Health*	125	4
Geron*	896	5
Globus Medical, Cl A*	391	11
Greatbatch*	153	9
Haemonetics*	305	10
Halozyme Therapeutics*	550	10
Hanger*	209	3
HealthEquity*	219	7
HealthSouth	500	18
HealthStream*	133	3
Healthways*	218	3
HeartWare International*	96	5
HMS Holdings*	542	7
ICU Medical*	84	10
Idera Pharmaceuticals*	228	1
Immune Design*	76	2
ImmunoGen*	533	7
Impax Laboratories*	418	18
INC Research Holdings, Cl A*	87	4
Infinity Pharmaceuticals*	337	3
Inogen*	67	3
Insmed*	360	6
Insulet*	325	12
Insys Therapeutics*	134	4
Integra LifeSciences Holdings*	149	9
Intersect ENT*	103	2
Invacare	224	4
Ironwood Pharmaceuticals*	665	8
K2M Group Holdings*	87	2
Keryx Biopharmaceuticals*	503	3
Kindred Healthcare	428	6
Kite Pharma*	177	15
Landauer	67	3
Lannett*	156	6
Lexicon Pharmaceuticals*	244	3
LHC Group*	90	4
Ligand Pharmaceuticals*	103	11
LivaNova PLC (United Kingdom)*	369	22
Luminex*	246	5
MacroGenics*	140	5
Magellan Health*	162	9
MannKind*	1,201	2
Masimo*	267	11
MedAssets*	381	11
Medicines*	381	16
Medidata Solutions*	316	14
Meridian Bioscience	246	5
Merit Medical Systems*	286	6
Merrimack Pharmaceuticals*	603	6
MiMedx Group*	609	5
Molina Healthcare*	221	13
Momenta Pharmaceuticals*	337	6
Myriad Genetics*	392	17
National HealthCare	68	5
National Research, Cl A	116	2
Natus Medical*	198	10
Nektar Therapeutics*	689	11
Neogen*	228	13
Neurocrine Biosciences*	474	26
Nevro*	90	5
NewLink Genetics*	127	5

See Notes to Financial Statements.

7

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 5  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Healthcare — continued
Novavax*	1,486	$13
NuVasive*	271	14
NxStage Medical*	383	7
Omeros*	224	4
Omnicell*	221	7
Ophthotech*	138	9
OraSure Technologies*	410	3
Orexigen Therapeutics*	862	2
Orthofix International NV (Curacao)*	128	5
Otonomy*	49	1
OvaScience*	117	1
Owens & Minor	381	15
Pacific Biosciences of California*	380	4
Pacira Pharmaceuticals*	201	13
PAREXEL International*	323	22
PDL BioPharma	773	3
Pernix Therapeutics Holdings*	271	1
Pfenex*	126	2
PharMerica*	190	6
Phibro Animal Health, Cl A	102	3
PhotoMedex*	535	–
PRA Health Sciences*	136	6
Prestige Brands Holdings*	316	16
Progenics Pharmaceuticals*	563	4
Prothena PLC (Ireland)*	187	13
Providence Service*	80	4
PTC Therapeutics*	194	6
Quality Systems	241	4
Quidel*	176	4
Radius Health*	201	12
RadNet*	308	2
Raptor Pharmaceutical*	390	2
Relypsa*	200	4
Repligen*	194	6
Retrophin*	164	4
Rigel Pharmaceuticals*	746	2
Rockwell Medical*	286	3
Sage Therapeutics*	75	4
Sagent Pharmaceuticals*	106	2
Sangamo BioSciences*	433	4
Sarepta Therapeutics*	251	9
SciClone Pharmaceuticals*	372	3
SeaSpine Holdings*	48	1
Select Medical Holdings	512	6
Spectranetics*	258	4
STAAR Surgical*	246	2
STERIS PLC (United Kingdom)	334	25
Sucampo Pharmaceuticals, Cl A*	154	3
Supernus Pharmaceuticals*	225	4
Surgical Care Affiliates*	137	5
SurModics*	106	2
Symmetry Surgical*	66	1
Synergy Pharmaceuticals*	762	5
Team Health Holdings*	410	23
Teligent*	132	1
TESARO*	133	7
TG Therapeutics*	210	3
TherapeuticsMD*	552	4
Theravance	481	4
Tobira Therapeutics*	68	1
Triple-S Management, Cl B (Puerto Rico)*	156	4
U.S. Physical Therapy	84	4

	Number	Value
	of Shares	(000)

Ultragenyx Pharmaceutical*	200	$ 20
Unilife*	609	–
Universal American*	316	2
Utah Medical Products	35	2
Vascular Solutions*	121	4
VIVUS*	204	–
Vocera Communications*	207	3
WellCare Health Plans*	249	21
West Pharmaceutical Services	400	25
Wright Medical Group NV (Netherlands)*	457	10
XOMA*	468	1
Zeltiq Aesthetics*	193	6
ZIOPHARM Oncology*	582	8
Zogenix*	80	1
		1,402

Industrials — 12.7%
AAON	264	7
AAR	244	6
ABM Industries	342	10
Acacia Research	218	1
ACCO Brands*	731	6
Actuant, Cl A	373	9
Advanced Drainage Systems	153	4
Advisory Board*	230	12
Aegion*	243	5
Aerojet Rocketdyne Holdings*	381	7
Aerovironment*	117	3
Aircastle (Bermuda)	391	8
Alamo Group	47	3
Albany International, Cl A	142	6
Allegiant Travel	76	13
Altra Industrial Motion	172	5
American Railcar Industries	38	2
American Science & Engineering	28	1
American Woodmark*	87	7
Apogee Enterprises	177	9
Applied Industrial Technologies	224	10
ARC Document Solutions*	319	2
ARC Group Worldwide*	138	–
ArcBest	167	4
Argan	94	4
Astec Industries	125	5
Astronics*	116	4
Astronics, Cl B*	36	1
Atlas Air Worldwide Holdings*	159	7
AZZ	150	9
Barnes Group	322	12
Barrett Business Services	65	3
Beacon Roofing Supply*	294	13
Blount International*	325	2
Brady, Cl A	286	8
Briggs & Stratton	305	6
Brink’s	286	9
Builders FirstSource*	305	4
CAI International*	117	1
Capstone Turbine*	94	–
CEB	190	15
Cenveo*	433	1
Chart Industries*	201	4
CIRCOR International	108	5
Civeo (Canada)*	496	1

See Notes to Financial Statements.

8

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Industrials — continued
CLARCOR	296	$16
Columbus McKinnon	133	3
Comfort Systems USA	246	8
Continental Building Products*	204	4
CRA International*	84	2
Cubic	124	6
Curtiss-Wright	281	20
Deluxe	289	17
DigitalGlobe*	441	7
Douglas Dynamics	162	4
DXP Enterprises*	88	3
Dycom Industries*	193	17
Dynamic Materials	19	–
Echo Global Logistics*	133	3
EMCOR Group	362	18
Encore Wire	124	5
EnerSys	253	15
Engility Holdings*	114	4
Ennis	190	4
EnPro Industries	127	6
ESCO Technologies	172	7
Essendant	246	9
Esterline Technologies*	169	16
ExOne*	44	–
Exponent	158	8
Federal Signal	400	7
Forward Air	190	9
Franklin Electric	286	9
FTI Consulting*	244	9
Furmanite*	243	2
G&K Services, Cl A	127	8
Generac Holdings*	411	13
General Cable	236	4
Gibraltar Industries*	209	6
Global Brass & Copper Holdings	150	3
Gorman-Rupp	80	3
GP Strategies*	98	3
Graham	23	–
Granite Construction	235	10
Great Lakes Dredge & Dock*	418	2
Greenbrier	166	6
Griffon	267	5
H&E Equipment Services	190	4
Hawaiian Holdings*	281	10
Healthcare Services Group	418	15
Heartland Express	347	7
HEICO	115	6
Heidrick & Struggles International	133	4
Herman Miller	343	11
Hillenbrand	369	11
HNI	272	12
Hub Group, Cl A*	228	9
Hurco	62	2
Huron Consulting Group*	146	8
Hyster-Yale Materials Handling	68	4
ICF International*	133	5
InnerWorkings*	65	1
Insperity	140	6
Insteel Industries	133	3
Interface	408	8
John Bean Technologies	190	9
Kadant	82	4

	Number	Value
	of Shares	(000)

Kaman	172	$ 7
Kelly Services, Cl A	172	3
KEYW Holding*	207	1
Kforce	172	5
Kimball International, Cl B	127	2
Knight Transportation	358	9
Knoll	296	7
Korn/Ferry International	305	11
LB Foster, Cl A	130	2
Lindsay	79	6
LSI Industries	210	2
Lydall*	124	5
Marten Transport	172	3
Masonite International (Canada)*	183	12
MasTec*	383	8
Matson	267	14
Matthews International, Cl A	179	11
McGrath RentCorp	119	3
Meritor*	594	6
Mistras Group*	114	2
Mobile Mini	280	10
Moog, Cl A*	221	15
MRC Global*	616	9
MSA Safety	172	8
Mueller Industries	342	11
Mueller Water Products, Cl A	959	9
Multi-Color	80	5
MYR Group*	150	3
National Presto Industries	37	3
Navigant Consulting*	325	6
NCI Building Systems*	106	1
NN	133	2
Nortek*	58	3
Northwest Pipe*	61	1
Omega Flex*	37	1
On Assignment*	306	14
PAM Transportation Services*	31	1
Park-Ohio Holdings	58	2
Patrick Industries*	90	4
Performant Financial*	241	–
PGT*	267	3
Powell Industries	28	1
PowerSecure International*	177	2
Primoris Services	177	4
Proto Labs*	137	9
Quad/Graphics	172	2
Quanex Building Products	177	3
Raven Industries	162	3
RBC Bearings*	133	9
Republic Airways Holdings*	312	1
Resources Connection	271	5
Rexnord*	577	12
Roadrunner Transportation Systems*	133	1
RPX*	343	5
Rush Enterprises, Cl A*	161	4
Saia*	150	4
Simpson Manufacturing	246	9
SkyWest	243	5
SP Plus*	114	3
Standex International	76	7
Steelcase, Cl A	505	10
Sun Hydraulics	133	4

See Notes to Financial Statements.

9

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 5  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Industrials — continued
Swift Transportation*	499	$ 8
TAL International Group*	179	4
TASER International*	322	6
Team*	133	5
Teledyne Technologies*	201	19
Tennant	114	7
Tetra Tech	368	10
Textainer Group Holdings (Bermuda)	94	1
Thermon Group Holdings*	221	4
Titan International	325	1
Trex*	203	9
TriMas*	267	6
TrueBlue*	246	7
Tutor Perini*	180	3
UniFirst	92	10
Universal Forest Products	124	10
US Ecology	139	5
UTi Worldwide (British Virgin Islands)*	550	4
Viad	146	5
Vicor*	87	1
Virgin America*	112	4
Wabash National*	424	5
WageWorks*	221	9
Watts Water Technologies, Cl A	172	10
Werner Enterprises	286	8
Wesco Aircraft Holdings*	343	5
West	254	6
Woodward	380	19
Xerium Technologies*	108	1
XPO Logistics*	436	13
YRC Worldwide*	198	3
		1,235

Information Technology — 18.2%
ACI Worldwide*	655	15
Actua*	183	2
Acxiom*	448	10
ADTRAN	342	6
Advanced Energy Industries*	259	8
Alliance Fiber Optic Products	111	2
Alpha & Omega Semiconductor (Bermuda)*	205	2
Ambarella (Cayman Islands)*	167	10
Amkor Technology*	928	6
Angie’s List*	111	1
Anixter International*	150	10
Applied Micro Circuits*	476	3
Applied Optoelectronics*	123	2
Aspen Technology*	499	22
AVG Technologies NV (Netherlands)*	249	5
AVX	195	3
Axcelis Technologies*	376	1
Badger Meter	92	6
Bankrate*	599	9
Barracuda Networks*	67	1
Bazaarvoice*	362	2
Bel Fuse, Cl B	116	2
Belden	249	16
Benchmark Electronics*	329	7
Black Box	114	1
Blackbaud	271	17
Blackhawk Network Holdings*	286	14

	Number	Value
	of Shares	(000)

Blucora*	281	$ 3
Bottomline Technologies*	228	7
Brightcove*	198	1
BroadSoft*	176	7
Brooks Automation	458	5
Cabot Microelectronics*	150	6
CACI International, Cl A*	139	14
CalAmp*	228	4
Calix*	305	2
Callidus Software*	286	6
Cardtronics*	278	10
Cascade Microtech*	124	2
Cass Information Systems	80	4
Cavium*	309	21
CEVA*	157	4
Checkpoint Systems*	286	2
Ciber*	609	2
Ciena*	731	18
Cimpress NV (Netherlands)*	190	18
Cirrus Logic*	362	12
Cognex	22	1
Coherent*	145	10
CommVault Systems*	276	11
comScore*	204	9
Comtech Telecommunications	62	1
Constant Contact*	194	6
Convergys	588	15
Cornerstone OnDemand*	309	11
Cray*	246	9
CSG Systems International	223	8
CTS	228	4
Daktronics	246	2
Datalink*	23	–
Demandware*	170	9
DHI Group*	312	3
Diebold	542	19
Digi International*	209	3
Diodes*	228	5
DSP Group*	203	2
DTS*	90	2
EarthLink Holdings	675	6
Ebix	176	7
Electro Rent	18	–
Electronics For Imaging*	275	14
Ellie Mae*	167	11
Endurance International Group Holdings*	277	4
EnerNOC*	161	1
Entegris*	856	12
Envestnet*	206	7
EPAM System*	281	22
Epiq Systems	228	3
ePlus*	37	3
Euronet Worldwide*	292	23
Everi Holdings*	272	1
EVERTEC (Puerto Rico)	394	7
Exar*	246	2
ExlService Holdings*	209	10
Extreme Networks*	628	3
Fabrinet (Cayman Islands)*	239	6
Fair Isaac	184	18
Fairchild Semiconductor International*	680	13
FARO Technologies*	104	3

See Notes to Financial Statements.

10

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Information Technology — continued
FEI	233	$19
Finisar*	563	7
Fleetmatics Group PLC (Ireland)*	223	13
FormFactor*	368	3
Forrester Research	84	3
Gigamon*	157	4
Globant SA (Luxembourg)*	108	4
Glu Mobile*	615	2
GSI Group (Canada)*	220	3
Guidewire Software*	387	23
Hackett Group	206	4
Harmonic*	618	3
Heartland Payment Systems	212	17
HubSpot*	117	6
II-VI*	332	6
Immersion*	221	3
Imperva*	136	10
Infinera*	763	17
Infoblox*	347	5
Inphi*	209	7
Insight Enterprises*	251	7
Integrated Device Technology*	833	23
Integrated Silicon Solution	217	5
Interactive Intelligence Group*	96	3
InterDigital	218	11
Internap*	400	3
Intersil, Cl A	784	11
Intralinks Holdings*	286	3
InvenSense*	451	5
Itron*	244	9
Ixia*	400	5
IXYS	207	3
j2 Global	272	22
Jive Software*	87	–
Kimball Electronics*	193	2
Lattice Semiconductor*	784	5
Limelight Networks*	549	1
Lionbridge Technologies*	458	2
Liquidity Services*	212	1
Littelfuse	131	14
LivePerson*	218	2
LogMeIn*	150	11
Luxoft Holding (British Virgin Islands)*	110	9
M/A-COM Technology Solutions Holdings*	103	4
Manhattan Associates*	414	32
ManTech International, Cl A	136	5
Marchex, Cl B	366	2
MAXIMUS	366	21
Mentor Graphics	560	10
Mercury Systems*	246	5
Mesa Laboratories	24	3
Methode Electronics	227	8
Microsemi*	542	20
MicroStrategy, Cl A*	55	10
MKS Instruments	331	12
ModusLink Global Solutions*	328	1
MoneyGram International*	256	2
Monolithic Power Systems	227	16
Monotype Imaging Holdings	231	6
Monster Worldwide*	662	4
MTS Systems	99	6
Multi-Fineline Electronix*	85	2

	Number	Value
	of Shares	(000)

Nanometrics*	184	$ 3
NETGEAR*	214	9
NetScout Systems*	761	25
NeuStar, Cl A*	342	9
Newport*	267	4
NIC*	400	8
Nimble Storage*	345	4
NVE	37	2
Oclaro*	926	3
OmniVision Technologies*	337	10
OSI Systems*	122	11
Park Electrochemical	137	2
Paycom Software*	190	8
PC Connection*	88	2
PDF Solutions*	172	2
Pegasystems	228	7
Perficient*	228	4
Photronics*	459	5
Plantronics	203	11
Plexus*	209	8
PMC-Sierra*	1,049	12
Polycom*	782	11
Power Integrations	172	9
Progress Software*	317	8
Proofpoint*	236	17
PROS Holdings*	140	3
Qlik Technologies*	512	16
QLogic*	540	7
Qualys*	114	4
Quantum*	1,696	2
Rambus*	702	8
RealD*	286	3
RealPage*	305	7
Reis	80	2
RetailMeNot*	217	2
Rofin-Sinar Technologies*	190	5
Rogers*	116	6
Rovi*	780	9
Ruckus Wireless*	325	4
Sanmina*	513	12
ScanSource*	180	7
Science Applications International	231	12
SciQuest*	150	2
Seachange International*	235	2
Semtech*	418	8
ServiceSource International*	438	2
ShoreTel*	418	4
Shutterstock*	184	7
Silicon Graphics International*	235	1
Silicon Laboratories*	253	14
Sonus Networks*	264	2
Speed Commerce*	3,787	1
SPS Commerce*	96	7
Stamps.com*	88	9
Super Micro Computer*	177	4
Sykes Enterprises*	249	8
Synaptics*	206	19
Synchronoss Technologies*	218	9
SYNNEX	169	16
Syntel*	186	9
Take-Two Interactive Software*	485	17
Tangoe*	209	2

See Notes to Financial Statements.

11

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 5  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Information Technology — continued
Tech Data*	207	$ 14
TechTarget*	149	1
Telenav*	247	2
TeleTech Holdings	127	4
Tessera Technologies	317	10
TiVo*	604	5
TTM Technologies*	433	3
TubeMogul*	54	1
Tyler Technologies*	187	33
Ubiquiti Networks*	186	7
Ultra Clean Holdings*	169	1
Unisys*	325	4
Universal Display*	246	13
VASCO Data Security International*	193	4
Veeco Instruments*	236	5
Verint Systems*	358	17
ViaSat*	241	15
VirnetX Holding*	414	1
Virtusa*	161	8
Vishay Intertechnology	1,163	14
Vishay Precision Group*	122	1
Web.com Group*	323	8
WebMD Health*	231	11
Xcerra*	362	2
XO Group*	198	3
Xura*	94	2
Zix*	529	3
		1,760

Materials — 4.0%
A. Schulman	180	6
Advanced Emissions Solutions*	129	1
AEP Industries*	34	3
AK Steel Holding*	1,129	3
American Vanguard	190	3
Axiall	418	9
Balchem	166	11
Berry Plastics Group*	688	25
Boise Cascade*	249	8
Calgon Carbon	342	6
Century Aluminum*	238	1
Chase	58	3
Chemtura*	397	12
Clearwater Paper*	117	6
Coeur Mining*	627	2
Commercial Metals	595	9
Deltic Timber	76	5
Ferro*	451	5
Flotek Industries*	472	5
FutureFuel	162	2
Globe Specialty Metals	400	4
H.B. Fuller	305	12
Handy & Harman*	38	1
Hawkins	80	3
Haynes International	55	2
Headwaters*	444	8
Hecla Mining	2,152	4
Horsehead Holding*	325	1
Innophos Holdings	140	4
Innospec	153	9
Intrepid Potash*	331	1

	Number	Value
	of Shares	(000)

Kaiser Aluminum	108	$ 9
KapStone Paper and Packaging	515	12
KMG Chemicals	82	2
Koppers Holdings*	133	3
Kraton Performance Polymers*	209	5
Louisiana-Pacific*	838	15
LSB Industries*	125	1
Materion	136	4
Minerals Technologies	201	12
Molycorp*	907	–
Myers Industries	190	3
Neenah Paper	104	7
Olin	1,368	30
OMNOVA Solutions*	342	3
P.H. Glatfelter	225	4
PolyOne	508	18
Quaker Chemical	87	7
Rayonier Advanced Materials	332	4
Rentech*	60	–
Ryerson Holding*	224	1
Schweitzer-Mauduit International	186	8
Sensient Technologies	263	18
Stepan	114	6
Stillwater Mining*	707	7
SunCoke Energy	434	2
TimkenSteel	384	4
Trecora Resources*	176	3
Tredegar	172	3
Trinseo SA (Luxembourg)*	89	2
Tronox, Cl A (Australia)	319	2
U.S. Concrete*	99	6
United States Lime & Minerals	24	1
Valhi	444	1
Walter Energy	2,075	–
Wausau Paper	325	3
Worthington Industries	294	9
		389

Telecommunication Services — 0.7%
8x8*	570	7
Atlantic Tele-Network	58	5
Cincinnati Bell*	1,387	5
Cogent Communications Holdings	286	10
Consolidated Communications Holdings	236	5
FairPoint Communications*	68	1
General Communication, Cl A*	259	5
IDT, Cl B	98	1
inContact*	400	4
Inteliquent	221	4
Leap Wireless International* (A) (B)	180	–
Lumos Networks	55	1
NTELOS Holdings*	108	1
Premiere Global Services*	342	5
Shenandoah Telecommunications	150	7
Spok Holdings	172	3
Vonage Holdings*	1,011	7
		71

Utilities — 3.3%
ALLETE	262	13
American States Water	235	10
Atlantic Power (Canada)	896	2

See Notes to Financial Statements.

12

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Utilities — continued
Avista	362	$ 13
Black Hills	244	10
California Water Service Group	305	7
Chesapeake Utilities	67	4
Cleco	362	18
Connecticut Water Service	76	3
Dynegy*	695	11
El Paso Electric	198	8
Empire District Electric	207	5
IDACORP	282	19
Laclede Group	236	14
MGE Energy	218	9
Middlesex Water	109	3
New Jersey Resources	496	15
Northwest Natural Gas	172	8
NorthWestern	262	14
NRG Yield, Cl A	146	2
NRG Yield, Cl C	189	3
Ormat Technologies	181	7
Otter Tail	170	5
Pattern Energy Group	246	4
Piedmont Natural Gas	453	26
PNM Resources	407	12
Portland General Electric	458	17
South Jersey Industries	360	8
Southwest Gas	276	15
UIL Holdings	319	16
Unitil	58	2
WGL Holdings	280	17
		320

Total Common Stocks (Cost $9,575)		9,457

	Number	Value
	of Shares	(000)

MONEY MARKET FUND — 2.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.051%† (C)	203,972	$ 204

Total Money Market Fund (Cost $204)		204

WARRANTS — 0.0%
Hercules Offshore* (A) (B)	62	–

Total Warrants (Cost $ – )		–

TOTAL INVESTMENTS — 99.7% (Cost $9,779)**		9,661

Other Assets & Liabilities – 0.3%		$25

TOTAL NET ASSETS — 100.0%		$9,686

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $9,785.

Gross unrealized appreciation (000)	$1,016
Gross unrealized depreciation (000)	(1,140)

Net unrealized depreciation (000)	$(124)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Security fair valued using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of November 30, 2015.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

13

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 5  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$9,457	$–	$–	$9,457

Money Market Fund	204	–	–	204

Warrants	–	–	–	–

Total Assets - Investments in Securities	$9,661	$–	$–	$9,661

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

14

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PNC Funds

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President (principal executive officer)

Date	1/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President (principal executive officer)

Date	1/27/2016

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer (principal financial officer)

Date	1/27/2016

* Print the name and title of each signing officer under his or her signature.